MainStay VP Balanced Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.6%
Asset-Backed Securities 2.8%
Other Asset-Backed Securities 2.8%
AIG CLO LLC
Series 2020-1A, Class AR
1.401% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 600,000	$ 592,231
Apidos CLO XXX
Series XXXA, Class A2
1.841% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	650,000	642,023
Apidos CLO XXXII
Series 2019-32A, Class A1
1.574% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	497,674
ARES L CLO Ltd.
Series 2018-50A, Class AR
1.291% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	700,000	694,920
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.654% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	400,000	392,990
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	654,375	608,324
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
1.641% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	800,000	788,334
Carlyle US CLO Ltd.
Series 2021-5A, Class B
1.854% (3 Month LIBOR + 1.60%), due 7/20/34 (a)(b)	500,000	495,027
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A1R
1.388% (3 Month LIBOR + 1.13%), due 10/25/34 (a)(b)	500,000	494,853
ELFI Graduate Loan Program LLC
Series 2021-A, Class A
1.53%, due 12/26/46 (a)	348,137	326,916
Global SC Finance VII SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)	468,625	437,255
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.588% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(b)	600,000	598,821
Neuberger Berman Loan Advisers CLO 37 Ltd.
Series 2020-37A, Class BR
1.704% (3 Month LIBOR + 1.45%), due 7/20/31 (a)(b)	500,000	495,709
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.439% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	350,000	346,563
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
1.804% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	750,000	745,348

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.654% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(b)	$ 500,000	$ 495,473
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.448% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	600,000	595,260
Regatta XV Funding Ltd.
Series 2018-4A, Class A1
1.488% (3 Month LIBOR + 1.23%), due 10/25/31 (a)(b)	250,000	248,563
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	242,836	225,782
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.63% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	248,984
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.391% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	346,586
Trestles CLO IV Ltd.
Series 2021-4A, Class A
1.425% (3 Month LIBOR + 1.17%), due 7/21/34 (a)(b)	300,000	297,208
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	725,000	674,916
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
1.441% (3 Month LIBOR + 1.20%), due 7/15/34 (a)(b)	373,333	368,903
Total Asset-Backed Securities (Cost $11,903,771)		11,658,663
Corporate Bonds 10.6%
Aerospace & Defense 0.2%
Boeing Co. (The)
3.10%, due 5/1/26	240,000	235,803
3.25%, due 2/1/28	325,000	313,070
5.15%, due 5/1/30	375,000	399,922
		948,795
Apparel 0.0% ‡
Ralph Lauren Corp.
1.70%, due 6/15/22 (c)	175,000	175,182
Auto Manufacturers 0.9%
Daimler Finance North America LLC
2.625%, due 3/10/30 (a)	250,000	231,728
Daimler Trucks Finance North America LLC
3.65%, due 4/7/27 (a)	550,000	548,906

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	$ 425,000	$ 425,531
3.664%, due 9/8/24	725,000	716,257
General Motors Financial Co., Inc.
1.05%, due 3/8/24	200,000	192,486
1.50%, due 6/10/26	1,275,000	1,164,960
Hyundai Capital America (a)
1.80%, due 1/10/28	225,000	198,709
2.375%, due 10/15/27	375,000	343,322
		3,821,899
Banks 2.1%
Banco Santander SA
1.722% (1 Year Treasury Constant Maturity Rate + 0.90%), due 9/14/27 (b)	400,000	361,281
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,000,000	913,443
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)(b)	635,000	551,255
Citigroup, Inc.
3.20%, due 10/21/26	930,000	922,667
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (d)	450,000	430,257
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	960,000	894,123
2.963%, due 1/25/33	440,000	414,812
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	430,000	418,844
Morgan Stanley (d)
1.512%, due 7/20/27	175,000	160,861
2.484%, due 9/16/36	300,000	257,203
Santander UK Group Holdings plc
2.469%, due 1/11/28 (d)	925,000	860,303
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	350,000	315,374
Standard Chartered plc (a)(b)
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25	200,000	191,057
2.608% (1 Year Treasury Constant Maturity Rate + 1.18%), due 1/12/28	275,000	257,097
State Street Corp.
2.203%, due 2/7/28 (d)	275,000	263,513
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	350,000	320,205
UBS Group AG (a)(b)
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27	475,000	436,381
2.746% (1 Year Treasury Constant Maturity Rate + 1.10%), due 2/11/33	475,000	431,623
		8,400,299

	Principal Amount	Value
Corporate Bonds
Beverages 0.1%
Diageo Capital plc
2.125%, due 4/29/32	$ 325,000	$ 293,154
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.45%, due 6/1/27	425,000	426,318
Owens Corning
3.95%, due 8/15/29	700,000	712,429
		1,138,747
Chemicals 0.1%
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	275,000	249,969
LYB International Finance III LLC
1.25%, due 10/1/25	172,000	159,201
		409,170
Commercial Services 0.2%
Ashtead Capital, Inc.
2.45%, due 8/12/31 (a)	450,000	395,980
Global Payments, Inc.
2.15%, due 1/15/27	325,000	305,037
		701,017
Diversified Financial Services 1.3%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	700,000	645,531
Air Lease Corp.
0.70%, due 2/15/24	1,150,000	1,098,596
Aircastle Ltd.
2.85%, due 1/26/28 (a)	500,000	449,152
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	233,036
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	250,000	229,597
1.95%, due 9/20/26	475,000	429,631
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)(c)	350,000	312,444
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	400,000	384,220
LSEGA Financing plc
2.00%, due 4/6/28 (a)	1,525,000	1,388,886
Thirax 1 LLC
0.968%, due 1/14/33	207,452	185,522
		5,356,615

	Principal Amount	Value
Corporate Bonds
Electric 0.9%
Commonwealth Edison Co.
3.10%, due 11/1/24 (c)	$ 250,000	$ 251,173
DTE Energy Co.
Series F
1.05%, due 6/1/25	250,000	233,872
Entergy Arkansas LLC
3.70%, due 6/1/24	500,000	510,422
Entergy Corp.
4.00%, due 7/15/22	1,000,000	1,002,655
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	700,000	703,372
Pinnacle West Capital Corp.
1.30%, due 6/15/25	625,000	584,646
Tampa Electric Co.
2.40%, due 3/15/31	225,000	207,312
		3,493,452
Electrical Components & Equipment 0.2%
Emerson Electric Co.
1.80%, due 10/15/27	400,000	375,324
2.00%, due 12/21/28	300,000	280,307
		655,631
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	275,000	274,966
Entertainment 0.1%
Magallanes, Inc.
4.054%, due 3/15/29 (a)	350,000	351,736
Food 0.1%
Conagra Brands, Inc.
4.85%, due 11/1/28	450,000	475,938
Forest Products & Paper 0.0% ‡
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	225,000	205,292
Healthcare-Products 0.1%
Baxter International, Inc.
2.272%, due 12/1/28 (a)	625,000	578,997

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.3%
Fresenius Medical Care U.S. Finance III, Inc. (a)
1.875%, due 12/1/26	$ 225,000	$ 208,154
2.375%, due 2/16/31	1,025,000	892,116
		1,100,270
Home Builders 0.2%
MDC Holdings, Inc.
2.50%, due 1/15/31	225,000	196,458
PulteGroup, Inc.
5.50%, due 3/1/26	575,000	611,720
		808,178
Insurance 0.4%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	975,000	933,757
Corebridge Financial, Inc.
3.85%, due 4/5/29 (a)	275,000	274,750
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	350,000	320,073
		1,528,580
Investment Companies 0.2%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (a)	175,000	155,241
2.75%, due 9/16/26	250,000	232,141
Prospect Capital Corp.
3.437%, due 10/15/28	475,000	405,630
		793,012
Iron & Steel 0.1%
Nucor Corp.
2.00%, due 6/1/25	275,000	266,196
Media 0.1%
Charter Communications Operating LLC
2.25%, due 1/15/29	325,000	292,457
Thomson Reuters Corp.
3.85%, due 9/29/24	300,000	304,425
		596,882
Mining 0.2%
Anglo American Capital plc (a)
2.25%, due 3/17/28	525,000	479,467
5.625%, due 4/1/30	400,000	440,877
		920,344
Oil & Gas 0.0% ‡
Valero Energy Corp.
2.85%, due 4/15/25	166,000	164,014

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	$ 925,000	$ 941,961
Packaging & Containers 0.2%
WRKCo, Inc.
3.75%, due 3/15/25	925,000	934,523
Pharmaceuticals 0.3%
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	600,000	613,443
CVS Health Corp.
1.875%, due 2/28/31	490,000	431,426
Merck & Co., Inc.
2.15%, due 12/10/31	175,000	161,863
		1,206,732
Pipelines 0.1%
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	225,000	225,652
Real Estate Investment Trusts 0.7%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	900,000	894,943
Brixmor Operating Partnership LP
2.50%, due 8/16/31	150,000	132,487
CubeSmart LP
2.25%, due 12/15/28	550,000	499,442
Realty Income Corp.
3.95%, due 8/15/27	890,000	914,257
Simon Property Group LP
1.75%, due 2/1/28	375,000	341,618
Spirit Realty LP
2.70%, due 2/15/32	175,000	157,465
		2,940,212
Retail 0.1%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	150,000	135,051
Dick's Sporting Goods, Inc.
3.15%, due 1/15/32	200,000	183,345
		318,396
Semiconductors 0.1%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	300,000	278,624

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.7%
AT&T, Inc.
4.35%, due 3/1/29	$ 775,000	$ 820,119
T-Mobile US, Inc.
2.55%, due 2/15/31	825,000	748,111
Verizon Communications, Inc.
2.10%, due 3/22/28	350,000	326,226
3.376%, due 2/15/25	6,000	6,076
4.016%, due 12/3/29	912,000	946,521
		2,847,053
Total Corporate Bonds (Cost $45,564,704)		43,151,519
Foreign Government Bond 0.0% ‡
Philippines 0.0% ‡
Philippines Government Bond
3.00%, due 2/1/28	200,000	200,801
Total Foreign Government Bond (Cost $195,328)		200,801
Mortgage-Backed Securities 0.5%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
BFLD Trust
Series 2021-FPM, Class A
1.997% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	500,000	495,932
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (a)(e)	500,000	463,042
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	475,483
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	500,000	476,020
Total Mortgage-Backed Securities (Cost $2,032,914)		1,910,477
U.S. Government & Federal Agencies 18.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.7%
FFCB
2.03%, due 1/21/28	850,000	825,104
2.13%, due 4/19/34	450,000	410,656
FHLB
3.00%, due 3/25/27	600,000	597,211
3.125%, due 9/12/25	800,000	814,789
		2,647,760

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 18.0%
U.S. Treasury Notes
1.75%, due 3/15/25	$ 25,145,000	$ 24,612,633
1.875%, due 2/15/32 (c)	9,485,000	9,108,564
2.25%, due 3/31/24	6,000,000	5,991,797
2.375%, due 3/31/29	10,100,000	10,070,015
2.50%, due 3/31/23	7,300,000	7,355,891
2.50%, due 3/31/27	16,400,000	16,435,875
		73,574,775
Total U.S. Government & Federal Agencies (Cost $76,865,041)		76,222,535
Total Long-Term Bonds (Cost $136,561,758)		133,143,995

	Shares
Common Stocks 58.3%
Aerospace & Defense 3.7%
General Dynamics Corp.	14,902	3,594,064
L3Harris Technologies, Inc.	16,090	3,997,882
Northrop Grumman Corp.	7,230	3,233,401
Raytheon Technologies Corp.	43,318	4,291,514
		15,116,861
Auto Components 0.7%
Gentex Corp.	102,262	2,982,983
Banks 4.5%
JPMorgan Chase & Co.	54,696	7,456,159
M&T Bank Corp.	26,190	4,439,205
PNC Financial Services Group, Inc. (The)	17,013	3,138,048
Truist Financial Corp.	55,652	3,155,468
		18,188,880
Beverages 0.7%
Keurig Dr Pepper, Inc.	80,876	3,065,200
Building Products 1.3%
Fortune Brands Home & Security, Inc.	25,766	1,913,898
Johnson Controls International plc	54,519	3,574,811
		5,488,709
Capital Markets 2.8%
ARES Management Corp.	40,596	3,297,613
LPL Financial Holdings, Inc.	20,413	3,729,047
Morgan Stanley	48,225	4,214,865
		11,241,525

	Shares	Value
Common Stocks
Chemicals 0.5%
Axalta Coating Systems Ltd. (f)	88,219	$ 2,168,423
Communications Equipment 2.4%
Cisco Systems, Inc.	115,377	6,433,422
F5, Inc. (f)	16,273	3,400,243
		9,833,665
Containers & Packaging 0.6%
Sealed Air Corp.	37,252	2,494,394
Electric Utilities 1.8%
Duke Energy Corp.	31,616	3,530,243
Exelon Corp.	77,988	3,714,568
		7,244,811
Electrical Equipment 0.7%
Hubbell, Inc.	14,581	2,679,550
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	85,583	3,158,869
Entertainment 0.8%
Electronic Arts, Inc.	26,500	3,352,515
Equity Real Estate Investment Trusts 2.4%
Gaming and Leisure Properties, Inc.	73,702	3,458,835
Host Hotels & Resorts, Inc.	175,248	3,405,069
Welltower, Inc.	30,946	2,975,148
		9,839,052
Food Products 0.8%
Mondelez International, Inc., Class A	54,710	3,434,694
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co.	13,244	3,522,904
Boston Scientific Corp. (f)	70,490	3,122,002
Medtronic plc	33,924	3,763,868
		10,408,774
Health Care Providers & Services 4.6%
Anthem, Inc.	11,666	5,730,572
Centene Corp. (f)	47,866	4,029,839
UnitedHealth Group, Inc.	17,319	8,832,170
		18,592,581
Household Durables 0.5%
Lennar Corp., Class A	24,472	1,986,392

	Shares	Value
Common Stocks
Insurance 4.1%
Assurant, Inc.	17,364	$ 3,157,296
Chubb Ltd.	22,747	4,865,583
MetLife, Inc.	73,516	5,166,705
Progressive Corp. (The)	29,433	3,355,068
		16,544,652
Interactive Media & Services 1.3%
Alphabet, Inc., Class C (f)	1,929	5,387,678
IT Services 1.4%
Amdocs Ltd.	31,593	2,597,261
Global Payments, Inc.	23,080	3,158,267
		5,755,528
Machinery 0.7%
Middleby Corp. (The) (f)	16,845	2,761,569
Media 2.1%
Comcast Corp., Class A	120,703	5,651,315
Omnicom Group, Inc.	36,798	3,123,414
		8,774,729
Multi-Utilities 2.0%
Dominion Energy, Inc.	43,364	3,684,639
Sempra Energy	25,769	4,332,284
		8,016,923
Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips	52,988	5,298,800
Phillips 66	41,009	3,542,768
Pioneer Natural Resources Co.	18,674	4,669,060
		13,510,628
Pharmaceuticals 5.7%
AstraZeneca plc, Sponsored ADR	51,691	3,429,181
Eli Lilly and Co.	18,410	5,272,072
Merck & Co., Inc.	56,902	4,668,809
Pfizer, Inc.	140,211	7,258,724
Roche Holding AG	7,034	2,781,773
		23,410,559
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (f)	26,732	2,446,513
Road & Rail 0.5%
Knight-Swift Transportation Holdings, Inc.	40,858	2,061,695

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	22,241	$ 3,673,768
Micron Technology, Inc.	39,176	3,051,419
Qorvo, Inc. (f)	24,250	3,009,425
		9,734,612
Software 0.4%
VMware, Inc., Class A	14,373	1,636,653
Specialty Retail 1.7%
Home Depot, Inc. (The)	7,653	2,290,773
TJX Cos., Inc. (The)	40,768	2,469,725
Victoria's Secret & Co. (f)	40,143	2,061,744
		6,822,242
Total Common Stocks (Cost $210,033,747)		238,141,859
Exchange-Traded Funds 6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,263	4,143,767
iShares Intermediate Government/Credit Bond ETF	75,859	8,232,977
iShares Russell 1000 Value ETF	72,908	12,101,270
Total Exchange-Traded Funds (Cost $24,764,300)		24,478,014
Short-Term Investments 1.1%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	4,060,964	4,060,964
Unaffiliated Investment Company 0.1%
Wells Fargo Government Money Market Fund, 0.195% (g)(h)	238,863	238,863
Total Short-Term Investments (Cost $4,299,827)		4,299,827
Total Investments (Cost $375,659,632)	98.0%	400,063,695
Other Assets, Less Liabilities	2.0	8,143,070
Net Assets	100.0%	$ 408,206,765

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.

(c)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $493,017; the total market value of collateral held by the Portfolio was $505,189. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $266,326. The Portfolio received cash collateral with a value of $238,863.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(f)	Non-income producing security.
(g)	Current yield as of March 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	61	June 2022	$ 12,911,130	$ 12,927,234	$ 16,104
U.S. Treasury 10 Year Notes	18	June 2022	2,267,672	2,211,750	(55,922)
Total Long Contracts					(39,818)
Short Contracts
U.S. Treasury 5 Year Notes	(17)	June 2022	(1,986,401)	(1,949,687)	36,714
U.S. Treasury 10 Year Ultra Bonds	(27)	June 2022	(3,643,814)	(3,657,656)	(13,842)
U.S. Treasury Long Bonds	(5)	June 2022	(755,070)	(750,313)	4,757
U.S. Treasury Ultra Bonds	(3)	June 2022	(531,744)	(531,375)	369
Total Short Contracts					27,998
Net Unrealized Depreciation					$ (11,820)

1.	As of March 31, 2022, cash in the amount of $103,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
LIBOR—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 11,658,663	$ —	$ 11,658,663
Corporate Bonds	—	43,151,519	—	43,151,519
Foreign Government Bond	—	200,801	—	200,801
Mortgage-Backed Securities	—	1,910,477	—	1,910,477
U.S. Government & Federal Agencies	—	76,222,535	—	76,222,535
Total Long-Term Bonds	—	133,143,995	—	133,143,995
Common Stocks
Pharmaceuticals	20,628,786	2,781,773	—	23,410,559
All Other Industries	214,731,300	—	—	214,731,300
Total Common Stocks	235,360,086	2,781,773	—	238,141,859
Exchange-Traded Funds	24,478,014	—	—	24,478,014
Short-Term Investments
Affiliated Investment Company	4,060,964	—	—	4,060,964
Unaffiliated Investment Company	238,863	—	—	238,863
Total Short-Term Investments	4,299,827	—	—	4,299,827
Total Investments in Securities	264,137,927	135,925,768	—	400,063,695
Other Financial Instruments
Futures Contracts (b)	57,944	—	—	57,944
Total Investments in Securities and Other Financial Instruments	$ 264,195,871	$ 135,925,768	$ —	$ 400,121,639
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (69,764)	$ —	$ —	$ (69,764)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.5%
Asset-Backed Securities 16.9%
Automobile Asset-Backed Security 0.3%
Hertz Vehicle Financing III LLC
Series 2022-3A, Class B
3.86%, due 3/25/25 (a)	$ 2,500,000	$ 2,501,172
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (b)	34,228	34,374
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (b)	448,500	292,108
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	814,684	321,732
		648,214
Other Asset-Backed Securities 16.5%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
1.854% (3 Month LIBOR + 1.60%), due 4/20/30 (a)(c)	3,000,000	2,965,917
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937%, due 8/15/46 (a)	3,000,000	2,763,033
Apidos CLO XXXII
Series 2019-32A, Class A1
1.574% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(c)	2,200,000	2,189,768
ARES L CLO Ltd.
Series 2018-50A, Class BR
1.841% (3 Month LIBOR + 1.60%), due 1/15/32 (a)(c)	2,000,000	1,989,976
ARES XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.491% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(c)	2,000,000	1,987,322
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.654% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(c)	2,000,000	1,964,948
Battalion CLO 17 Ltd.
Series 2021-17A, Class A1
1.514% (3 Month LIBOR + 1.26%), due 3/9/34 (a)(c)	3,000,000	2,989,572
Battalion CLO Ltd.
Series 2021-21A, Class B
1.991% (3 Month LIBOR + 1.75%), due 7/15/34 (a)(c)	2,000,000	1,980,324
Beacon Container Finance II LLC
Series 2021-1A, Class A
2.25%, due 10/22/46 (a)	2,552,707	2,394,788
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	4,580,625	4,258,265

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Carlyle US CLO Ltd. (a)(c)
Series 2021-5A, Class B
1.854% (3 Month LIBOR + 1.60%), due 7/20/34	$ 3,000,000	$ 2,970,162
Series 2019-2A, Class A2R
1.891% (3 Month LIBOR + 1.65%), due 7/15/32	2,500,000	2,481,060
CARS-DB5 LP
Series 2021-1A, Class A3
1.92%, due 8/15/51 (a)	2,500,000	2,329,690
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A1R
1.388% (3 Month LIBOR + 1.13%), due 10/25/34 (a)(c)	2,500,000	2,474,268
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	2,564,010	2,368,928
Series 2021-B, Class B
1.76%, due 6/25/52	2,818,473	2,604,402
Series 2021-C, Class A2
2.32%, due 7/26/55	2,990,032	2,815,415
Cook Park CLO Ltd.
Series 2018-1A, Class B
1.641% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(c)	3,000,000	2,965,668
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493%, due 11/20/51 (a)	3,739,627	3,371,356
Dewolf Park CLO Ltd.
Series 2017-1A, Class BR
1.691% (3 Month LIBOR + 1.45%), due 10/15/30 (a)(c)	3,000,000	2,983,245
Dryden 87 CLO Ltd.
Series 2021-87A, Class B
2.03% (3 Month LIBOR + 1.55%), due 5/20/34 (a)(c)	3,000,000	2,960,307
Galaxy XXI CLO Ltd.
Series 2015-21A, Class BR
1.604% (3 Month LIBOR + 1.35%), due 4/20/31 (a)(c)	1,500,000	1,470,798
Global SC Finance VII SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)	3,186,648	2,973,333
Grippen Park CLO Ltd.
Series 2017-1A, Class B
1.904% (3 Month LIBOR + 1.65%), due 1/20/30 (a)(c)	750,000	745,787
Hotwire Funding LLC
Series 2021-1, Class A2
2.311%, due 11/20/51 (a)	2,600,000	2,428,597
Invesco CLO Ltd.
Series 2021-2A, Class A
1.361% (3 Month LIBOR + 1.12%), due 7/15/34 (a)(c)	2,000,000	1,976,680
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, due 2/15/52 (a)	2,500,000	2,354,068

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Lunar Structured Aircraft Portfolio Notes
Series 2021-1, Class A
2.636%, due 10/15/46 (a)	$ 2,579,004	$ 2,361,938
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.778% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(c)	1,000,000	994,203
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class BR
1.748% (3 Month LIBOR + 1.50%), due 4/19/30 (a)(c)	1,000,000	989,875
Neuberger Berman Loan Advisers CLO 33 Ltd.
Series 2019-33A, Class BR
1.841% (3 Month LIBOR + 1.60%), due 10/16/33 (a)(c)	3,000,000	2,980,347
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.588% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(c)	3,000,000	2,994,105
Oak Street Investment Grade Net Lease Fund
Series 2021-2A, Class A1
2.38%, due 11/20/51 (a)	2,386,297	2,300,373
Oaktree CLO Ltd. (a)(c)
Series 2021-2A, Class A
1.278% (3 Month LIBOR + 1.18%), due 1/15/35	3,000,000	2,969,745
Series 2015-1A, Class A2BR
1.604% (3 Month LIBOR + 1.35%), due 10/20/27	1,000,000	998,293
Series 2020-1A, Class BR
1.891% (3 Month LIBOR + 1.65%), due 7/15/34	2,000,000	1,973,368
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.439% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(c)	1,200,000	1,188,216
Palmer Square CLO Ltd. (a)(c)
Series 2015-2A, Class A2R2
1.804% (3 Month LIBOR + 1.55%), due 7/20/30	2,000,000	1,987,596
Series 2020-3A, Class A2R
2.106% (3 Month LIBOR + 1.60%), due 11/15/31	2,200,000	2,180,600
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.654% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(c)	2,500,000	2,477,365
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class A1A
1.644% (3 Month LIBOR + 1.39%), due 1/20/34 (a)(c)	2,000,000	1,987,456
Rad CLO 10 Ltd.
Series 2021-10A, Class A
1.429% (3 Month LIBOR + 1.17%), due 4/23/34 (a)(c)	2,000,000	1,987,898
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.448% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(c)	2,000,000	1,984,200
Shackleton CLO Ltd. (a)(c)
Series 2019-15A, Class AR
1.441% (3 Month LIBOR + 1.20%), due 1/15/32	2,000,000	1,978,148

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Shackleton CLO Ltd. (a)(c)
Series 2019-14A, Class A1R
1.454% (3 Month LIBOR + 1.20%), due 7/20/34	$ 1,000,000	$ 990,601
Slam Ltd.
Series 2021-1A, Class A
2.434%, due 6/15/46 (a)	4,082,127	3,737,186
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	3,250,000	3,035,220
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877%, due 3/26/46 (a)	2,500,000	2,294,668
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	1,424,637	1,324,588
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.63% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(c)	2,243,000	2,233,884
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.391% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	2,400,000	2,376,590
TICP CLO XV Ltd.
Series 2020-15A, Class A
1.534% (3 Month LIBOR + 1.28%), due 4/20/33 (a)(c)	2,000,000	1,987,202
Trestles CLO IV Ltd.
Series 2021-4A, Class A
1.425% (3 Month LIBOR + 1.17%), due 7/21/34 (a)(c)	2,300,000	2,278,599
Voya CLO Ltd. (a)(c)
Series 2021-2A, Class B
1.727% (3 Month LIBOR + 1.60%), due 10/20/34	2,500,000	2,457,470
Series 2019-1A, Class BR
1.791% (3 Month LIBOR + 1.55%), due 4/15/31	2,000,000	1,958,304
Series 2019-3A, Class BR
1.891% (3 Month LIBOR + 1.65%), due 10/17/32	2,200,000	2,168,558
Wellfleet CLO Ltd. (a)(c)
Series 2021-3A, Class A
1.30% (3 Month LIBOR + 1.19%), due 1/15/35	2,200,000	2,169,466
Series 2021-2A, Class A1
1.441% (3 Month LIBOR + 1.20%), due 7/15/34	2,520,000	2,490,098
		133,593,837
Total Asset-Backed Securities (Cost $141,533,483)		136,743,223
Corporate Bonds 34.8%
Aerospace & Defense 1.0%
Boeing Co. (The)
3.10%, due 5/1/26	1,925,000	1,891,334

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Boeing Co. (The)
3.25%, due 2/1/28	$ 1,825,000	$ 1,758,010
5.15%, due 5/1/30	4,475,000	4,772,399
		8,421,743
Auto Manufacturers 2.5%
Daimler Finance North America LLC
2.625%, due 3/10/30 (a)	3,495,000	3,239,563
Daimler Trucks Finance North America LLC
3.65%, due 4/7/27 (a)	3,500,000	3,493,035
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	825,000	826,031
3.664%, due 9/8/24	1,800,000	1,778,292
General Motors Co.
5.15%, due 4/1/38	1,500,000	1,523,826
General Motors Financial Co., Inc.
1.05%, due 3/8/24	3,253,000	3,130,786
Hyundai Capital America (a)
1.80%, due 1/10/28	875,000	772,755
2.375%, due 10/15/27	1,525,000	1,396,177
Volkswagen Group of America Finance LLC
3.35%, due 5/13/25 (a)	4,225,000	4,211,738
		20,372,203
Auto Parts & Equipment 0.3%
Aptiv plc
4.15%, due 5/1/52	2,370,000	2,222,546
Banks 5.3%
Banco Santander SA
1.722% (1 Year Treasury Constant Maturity Rate + 0.90%), due 9/14/27 (c)	2,000,000	1,806,403
4.25%, due 4/11/27	1,800,000	1,818,373
Bank of America Corp.
2.087%, due 6/14/29 (d)	2,000,000	1,826,887
Citigroup, Inc.
3.20%, due 10/21/26	1,500,000	1,488,173
4.75%, due 5/18/46	1,975,000	2,113,852
Goldman Sachs Group, Inc. (The) (d)
2.65%, due 10/21/32	375,000	339,024
3.102%, due 2/24/33	1,950,000	1,838,045
HSBC Holdings plc
2.251%, due 11/22/27 (d)	1,650,000	1,537,365
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	3,555,000	3,311,049
2.963%, due 1/25/33	3,170,000	2,988,528
Morgan Stanley (d)
1.512%, due 7/20/27	2,300,000	2,114,168
2.484%, due 9/16/36	1,925,000	1,650,387

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (d)
2.511%, due 10/20/32	$ 1,050,000	$ 946,406
2.943%, due 1/21/33	1,975,000	1,852,033
Santander UK Group Holdings plc
2.469%, due 1/11/28 (d)	1,675,000	1,557,846
Societe Generale SA (a)
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (c)	2,075,000	1,869,720
3.625%, due 3/1/41	2,000,000	1,670,861
Standard Chartered plc (a)(c)
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25	2,100,000	2,006,095
2.608% (1 Year Treasury Constant Maturity Rate + 1.18%), due 1/12/28	1,525,000	1,425,718
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	2,000,000	1,829,743
UBS Group AG (a)(c)
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27	2,825,000	2,595,318
2.746% (1 Year Treasury Constant Maturity Rate + 1.10%), due 2/11/33	2,500,000	2,271,699
Westpac Banking Corp.
3.133%, due 11/18/41	2,775,000	2,381,492
		43,239,185
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	2,000,000	2,158,548
Diageo Capital plc
2.125%, due 4/29/32	1,150,000	1,037,313
		3,195,861
Building Materials 1.4%
Carrier Global Corp.
3.577%, due 4/5/50	3,575,000	3,271,305
Martin Marietta Materials, Inc.
3.45%, due 6/1/27	1,825,000	1,830,657
Masco Corp.
4.50%, due 5/15/47	3,000,000	3,097,019
Owens Corning
3.95%, due 8/15/29	3,378,000	3,437,980
		11,636,961
Chemicals 0.3%
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	1,600,000	1,454,363
LYB International Finance III LLC
1.25%, due 10/1/25	908,000	840,435
		2,294,798
Commercial Services 0.5%
Ashtead Capital, Inc.
2.45%, due 8/12/31 (a)	2,850,000	2,507,875

	Principal Amount	Value
Corporate Bonds
Commercial Services
Global Payments, Inc.
2.15%, due 1/15/27	$ 2,000,000	$ 1,877,151
		4,385,026
Diversified Financial Services 3.4%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	4,600,000	4,242,061
Air Lease Corp.
0.70%, due 2/15/24	1,575,000	1,504,599
0.80%, due 8/18/24	2,800,000	2,636,988
1.875%, due 8/15/26	2,125,000	1,957,572
Aircastle Ltd.
2.85%, due 1/26/28 (a)	4,325,000	3,885,168
Antares Holdings LP (a)
2.75%, due 1/15/27	650,000	571,277
3.75%, due 7/15/27	1,075,000	991,731
3.95%, due 7/15/26	1,600,000	1,491,431
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	1,525,000	1,400,541
1.95%, due 9/20/26	3,525,000	3,188,315
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	2,250,000	2,008,569
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	2,325,000	2,233,279
Thirax 1 LLC
0.968%, due 1/14/33	1,659,615	1,484,173
		27,595,704
Electric 3.2%
Appalachian Power Co.
6.375%, due 4/1/36	1,750,000	2,086,900
Arizona Public Service Co.
5.50%, due 9/1/35	1,275,000	1,391,955
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	1,025,000	1,006,266
DTE Energy Co.
Series F
1.05%, due 6/1/25	1,300,000	1,216,134
Entergy Mississippi LLC
3.85%, due 6/1/49	2,500,000	2,479,564
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	3,455,000	3,471,646
Niagara Mohawk Power Corp.
3.025%, due 6/27/50 (a)	1,850,000	1,487,215
Ohio Edison Co.
6.875%, due 7/15/36	2,500,000	3,230,222
Pinnacle West Capital Corp.
1.30%, due 6/15/25	3,100,000	2,899,845

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
1.10%, due 4/1/24	$ 2,275,000	$ 2,195,353
Series 20C
1.20%, due 2/1/26	1,800,000	1,655,334
Tennessee Valley Authority
5.25%, due 9/15/39	2,000,000	2,529,873
		25,650,307
Electronics 0.4%
Flex Ltd.
3.75%, due 2/1/26	3,400,000	3,399,585
Entertainment 0.8%
Magallanes, Inc. (a)
4.054%, due 3/15/29	1,950,000	1,959,671
5.05%, due 3/15/42	4,050,000	4,131,123
		6,090,794
Food 0.2%
Bimbo Bakeries USA, Inc.
4.00%, due 5/17/51 (a)	1,325,000	1,236,388
Gas 0.2%
NiSource, Inc.
5.65%, due 2/1/45	1,125,000	1,275,075
Healthcare-Products 0.5%
Baxter International, Inc.
2.272%, due 12/1/28 (a)	4,425,000	4,099,296
Healthcare-Services 0.6%
Fresenius Medical Care U.S. Finance III, Inc. (a)
1.875%, due 12/1/26	1,400,000	1,295,179
2.375%, due 2/16/31	4,270,000	3,716,427
		5,011,606
Home Builders 0.2%
MDC Holdings, Inc.
2.50%, due 1/15/31	1,450,000	1,266,065
Home Furnishings 0.3%
Leggett & Platt, Inc.
3.50%, due 11/15/51	2,750,000	2,429,112

	Principal Amount	Value
Corporate Bonds
Insurance 1.2%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	$ 3,975,000	$ 3,806,857
Corebridge Financial, Inc. (a)
3.85%, due 4/5/29	1,325,000	1,323,794
4.35%, due 4/5/42	2,750,000	2,749,257
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	2,250,000	2,057,612
		9,937,520
Investment Companies 0.7%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (a)	1,275,000	1,131,044
2.75%, due 9/16/26	1,925,000	1,787,485
Prospect Capital Corp.
3.437%, due 10/15/28	3,390,000	2,894,916
		5,813,445
Iron & Steel 0.2%
Nucor Corp.
2.00%, due 6/1/25	1,575,000	1,524,575
Media 0.9%
Charter Communications Operating LLC
2.25%, due 1/15/29	1,250,000	1,124,835
4.908%, due 7/23/25	1,700,000	1,762,919
Comcast Corp.
4.60%, due 10/15/38	750,000	828,755
Discovery Communications LLC
3.625%, due 5/15/30	800,000	777,039
Fox Corp.
5.576%, due 1/25/49	1,250,000	1,452,953
Thomson Reuters Corp.
3.85%, due 9/29/24	1,575,000	1,598,228
		7,544,729
Mining 1.0%
Anglo American Capital plc (a)
2.25%, due 3/17/28	2,900,000	2,648,487
5.625%, due 4/1/30	1,875,000	2,066,610
Newmont Corp.
2.25%, due 10/1/30	3,950,000	3,610,025
		8,325,122
Miscellaneous—Manufacturing 0.4%
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	3,327,000	3,572,494

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.1%
Valero Energy Corp.
2.85%, due 4/15/25	$ 979,000	$ 967,285
Oil & Gas Services 0.6%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	4,725,000	4,811,640
Packaging & Containers 0.2%
WRKCo, Inc.
3.75%, due 3/15/25	1,825,000	1,843,789
Pharmaceuticals 0.7%
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	2,825,000	2,888,292
CVS Health Corp.
4.25%, due 4/1/50	2,325,000	2,412,077
		5,300,369
Pipelines 1.2%
Enterprise Products Operating LLC
5.10%, due 2/15/45	2,600,000	2,834,823
Kinder Morgan Energy Partners LP
6.375%, due 3/1/41	1,700,000	1,992,150
Tennessee Gas Pipeline Co. LLC
2.90%, due 3/1/30 (a)	2,275,000	2,134,137
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	2,350,000	2,356,811
		9,317,921
Real Estate 0.2%
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, due 10/15/31 (a)	1,675,000	1,532,934
Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, Inc.
3.55%, due 3/15/52	2,000,000	1,858,796
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	3,000,000	2,983,144
American Homes 4 Rent LP
3.375%, due 7/15/51	3,225,000	2,695,094
American Tower Corp.
1.875%, due 10/15/30	2,853,000	2,428,096
Brixmor Operating Partnership LP
2.50%, due 8/16/31	725,000	640,352
Highwoods Realty LP
3.05%, due 2/15/30	1,410,000	1,340,200

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Realty Income Corp.
3.95%, due 8/15/27	$ 4,870,000	$ 5,002,734
Simon Property Group LP
1.75%, due 2/1/28	2,750,000	2,505,201
Spirit Realty LP
2.70%, due 2/15/32	900,000	809,822
		20,263,439
Retail 0.9%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	1,125,000	1,012,884
Dick's Sporting Goods, Inc.
3.15%, due 1/15/32	1,300,000	1,191,743
Lowe's Cos., Inc.
3.00%, due 10/15/50	1,450,000	1,233,590
3.35%, due 4/1/27	3,750,000	3,771,925
		7,210,142
Semiconductors 0.7%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	1,825,000	1,694,966
TSMC Arizona Corp.
1.75%, due 10/25/26	2,000,000	1,874,284
2.50%, due 10/25/31	2,275,000	2,106,795
		5,676,045
Telecommunications 1.6%
AT&T, Inc.
4.85%, due 3/1/39	2,000,000	2,176,643
Orange SA
5.375%, due 1/13/42	895,000	1,028,520
Telefonica Emisiones SA
5.213%, due 3/8/47	750,000	803,741
T-Mobile US, Inc.
2.55%, due 2/15/31	6,540,000	5,930,481
Verizon Communications, Inc.
4.272%, due 1/15/36	3,250,000	3,423,837
		13,363,222
Transportation 0.2%
Norfolk Southern Corp.
5.64%, due 5/17/29	1,400,000	1,584,893
Total Corporate Bonds (Cost $295,353,866)		282,411,819

	Principal Amount	Value
Foreign Government Bonds 0.6%
Chile 0.2%
Banco del Estado de Chile
2.704%, due 1/9/25 (a)	$ 1,275,000	$ 1,263,525
France 0.4%
Electricite de France SA
5.00%, due 9/21/48 (a)	3,420,000	3,672,972
Total Foreign Government Bonds (Cost $4,599,648)		4,936,497
Mortgage-Backed Securities 12.3%
Agency (Collateralized Mortgage Obligations) 5.8%
FHLMC
REMIC, Series 4994, Class GV
2.00%, due 6/25/46	2,000,000	1,832,578
REMIC, Series 4199, Class BZ
3.50%, due 5/15/43	3,268,024	3,336,622
GNMA II, Single family, 30 Year (e)
2.50%, due 4/15/52 TBA	8,000,000	7,759,062
3.00%, due 4/15/52 TBA	7,250,000	7,164,756
3.50%, due 4/15/52 TBA	6,850,000	6,887,461
4.00%, due 4/15/52 TBA	2,750,000	2,804,141
UMBS, Single family, 30 Year (e)
3.00%, due 4/25/52 TBA	6,250,000	6,113,281
3.50%, due 4/25/52 TBA	9,200,000	9,215,813
4.00%, due 4/25/52 TBA	2,000,000	2,041,250
		47,154,964
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.0%
Aventura Mall Trust
Series 2018-AVM, Class A
4.112%, due 7/5/40 (a)(f)	3,250,000	3,318,991
BFLD Trust
Series 2021-FPM, Class A
1.997% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(c)	3,000,000	2,975,590
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (a)(f)	3,100,000	2,870,859
CSMC OA LLC
Series 2014-USA, Class A1
3.304%, due 9/15/37 (a)	2,143,467	2,094,820
CSMC Trust
Series 2019-UVIL, Class A
3.16%, due 12/15/41 (a)	1,650,000	1,596,854
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,900,000	2,760,915

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
DBJPM Mortgage Trust
Series 2016-SFC, Class A
2.833%, due 8/10/36 (a)	$ 3,000,000	$ 2,852,927
FHLMC, Multifamily Structured Pass-Through Certificates (f)(g)
REMIC, Series K131, Class X1
0.729%, due 7/25/31	34,985,684	1,984,273
REMIC, Series K123, Class X1
0.774%, due 12/25/30	72,640,724	3,962,915
REMIC, Series K122, Class X1
0.882%, due 11/25/30	31,940,501	1,961,661
REMIC, Series K119, Class X1
0.932%, due 9/25/30	54,827,512	3,531,468
REMIC, Series K130, Class X1
1.037%, due 6/25/31	29,457,046	2,308,793
REMIC, Series K108, Class X1
1.69%, due 3/25/30	19,192,882	2,142,590
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	3,250,000	3,178,891
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.755%, due 8/10/31 (a)(f)	2,800,000	2,772,386
		40,313,933
Other Asset-Backed Security 0.3%
CMFT Net Lease Master Issuer LLC
Series 2021-1, Class A1
2.09%, due 7/20/51 (a)	2,786,331	2,574,201
Whole Loan (Collateralized Mortgage Obligations) 1.2%
COLT Mortgage Loan Trust
Series 2021-5, Class A1
1.726%, due 11/26/66 (a)(h)	3,783,227	3,632,536
New Residential Mortgage Loan Trust
Series 2022-NQM2, Class A1
3.079%, due 3/27/62 (a)(h)	3,250,000	3,186,625
RCKT Mortgage Trust
Series 2022-1, Class A5
2.50%, due 1/25/52 (a)(h)	3,455,335	3,276,712
		10,095,873
Total Mortgage-Backed Securities (Cost $104,620,599)		100,138,971

	Principal Amount	Value
Municipal Bonds 0.6%
Texas 0.6%
San Antonio Water System Revenue Bonds
5.502%, due 5/15/29	$ 2,000,000	$ 2,265,472
Texas Transportation Commission State Highway Fund Revenue Bonds, First Tier
5.178%, due 4/1/30	2,150,000	2,396,553
Total Municipal Bonds (Cost $4,561,732)		4,662,025
U.S. Government & Federal Agencies 32.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.8%
FFCB
2.00%, due 4/14/33	3,075,000	2,808,280
2.03%, due 1/21/28	3,800,000	3,688,702
2.13%, due 4/19/34	2,950,000	2,692,081
FHLB
3.00%, due 3/25/27	2,850,000	2,836,753
FHLMC Gold Pools, 15 Year
4.50%, due 4/1/22	7	7
4.50%, due 4/1/23	694	711
5.00%, due 3/1/25	18,123	18,502
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	3,053	3,280
6.50%, due 8/1/37	14,109	15,157
UMBS, 30 Year
2.00%, due 8/1/50	3,732,910	3,476,964
2.00%, due 3/1/51	5,689,365	5,303,280
2.00%, due 1/1/52	2,966,976	2,760,075
2.50%, due 9/1/49	3,359,273	3,228,167
2.50%, due 5/1/50	2,888,148	2,767,086
2.50%, due 10/1/50	2,832,964	2,714,956
2.50%, due 10/1/50	3,193,000	3,056,769
3.00%, due 9/1/50	2,709,363	2,672,058
3.00%, due 5/1/52	1,150,000	1,126,178
		39,169,006
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.0%
FNMA, Other
4.00%, due 8/1/59	1,087,476	1,153,717
UMBS, 15 Year
4.50%, due 5/1/24	72,538	74,394
5.00%, due 12/1/23	11,519	11,740
5.00%, due 12/1/23	5,596	5,707
UMBS, 20 Year
2.00%, due 9/1/41 (i)	4,311,851	4,046,340
2.00%, due 3/1/42	2,989,475	2,793,521

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 1/1/47	$ 3,482,445	$ 3,243,208
2.00%, due 2/1/47	3,981,930	3,708,369
2.00%, due 8/1/50	4,158,372	3,886,118
2.00%, due 10/1/50	3,214,869	2,995,456
2.00%, due 10/1/50	2,150,895	2,003,584
2.00%, due 12/1/50	3,896,892	3,630,228
2.00%, due 12/1/50 (i)	1,748,662	1,630,136
2.00%, due 1/1/51 (i)	1,887,629	1,759,578
2.00%, due 2/1/51	3,129,914	2,913,203
2.00%, due 3/1/51	3,231,769	3,007,412
2.00%, due 3/1/51	4,410,494	4,107,225
2.00%, due 4/1/51	2,623,128	2,442,921
2.00%, due 12/1/51	3,476,931	3,238,784
2.50%, due 5/1/43	277,972	266,473
2.50%, due 5/1/46	1,893,011	1,819,994
2.50%, due 3/1/47	4,491,175	4,305,797
2.50%, due 11/1/49	2,918,370	2,802,447
2.50%, due 11/1/49	3,891,510	3,738,127
2.50%, due 11/1/50	2,910,384	2,782,150
2.50%, due 1/1/51	2,928,967	2,799,817
2.50%, due 3/1/52	3,600,000	3,451,017
3.00%, due 7/1/50 (i)	2,694,013	2,655,034
3.00%, due 9/1/50	2,384,729	2,348,038
3.00%, due 2/1/51	2,033,796	1,997,565
3.00%, due 12/1/51 (i)	3,167,076	3,111,782
3.50%, due 3/1/50 (i)	2,707,691	2,733,844
3.50%, due 4/1/51	1,151,956	1,165,237
4.00%, due 11/1/46	3,112,121	3,243,422
4.00%, due 4/1/47	2,926,208	3,065,214
6.50%, due 10/1/36	11,611	12,664
6.50%, due 10/1/36	11,674	12,532
6.50%, due 8/1/37	1,961	2,114
7.00%, due 9/1/37	27,500	30,010
7.00%, due 10/1/37	398	455
7.00%, due 11/1/37	4,468	4,945
7.50%, due 7/1/28	5,939	6,181
		89,006,500
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
GNMA I, 30 Year
4.00%, due 3/15/44	24,212	25,530
4.00%, due 7/15/44	170,460	177,156
4.00%, due 7/15/45	91,703	97,049
4.50%, due 6/15/39	401,595	431,705
4.50%, due 6/15/40	154,766	167,043

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
2.00%, due 6/20/51	$ 7,447,949	$ 7,112,683
		8,011,166
United States Treasury Bonds 2.0%
U.S. Treasury Bonds
1.625%, due 11/15/50	5,720,000	4,687,272
1.875%, due 2/15/41	3,770,000	3,356,920
1.875%, due 11/15/51	8,930,000	7,833,284
		15,877,476
United States Treasury Notes 13.5%
U.S. Treasury Notes
1.75%, due 3/15/25	20,200,000	19,772,328
1.875%, due 2/15/32	30,667,000	29,449,903
2.25%, due 3/31/24	4,650,000	4,643,643
2.375%, due 3/31/29	15,675,000	15,628,465
2.50%, due 3/31/27	40,235,000	40,323,014
		109,817,353
Total U.S. Government & Federal Agencies (Cost $269,072,358)		261,881,501
Total Long-Term Bonds (Cost $819,741,686)		790,774,036

	Shares
Short-Term Investment 6.4%
Unaffiliated Investment Company 6.4%
J.P. Morgan U.S. Government Money Market Fund, 0.246% (j)	51,934,179	51,934,179
Total Short-Term Investment (Cost $51,934,179)		51,934,179
Total Investments (Cost $871,675,865)	103.9%	842,708,215
Other Assets, Less Liabilities	(3.9)	(31,518,207)
Net Assets	100.0%	$ 811,190,008

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2022, the total net market value was $41,985,764, which represented 5.2% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(i)	Delayed delivery security.
(j)	Current yield as of March 31, 2022.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	195	June 2022	$ 41,273,285	$ 41,324,766	$ 51,481
U.S. Treasury Ultra Bonds	318	June 2022	58,624,512	56,325,750	(2,298,762)
Total Long Contracts					(2,247,281)
Short Contracts
U.S. Treasury 5 Year Notes	(195)	June 2022	(22,863,956)	(22,364,063)	499,893
U.S. Treasury 10 Year Notes	(15)	June 2022	(1,849,192)	(1,843,125)	6,067
U.S. Treasury 10 Year Ultra Bonds	(180)	June 2022	(24,218,104)	(24,384,375)	(166,271)
Total Short Contracts					339,689
Net Unrealized Depreciation					$ (1,907,592)

1.	As of March 31, 2022, cash in the amount of $1,795,463 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 136,743,223	$ —	$ 136,743,223
Corporate Bonds	—	282,411,819	—	282,411,819
Foreign Government Bonds	—	4,936,497	—	4,936,497
Mortgage-Backed Securities	—	100,138,971	—	100,138,971
Municipal Bonds	—	4,662,025	—	4,662,025
U.S. Government & Federal Agencies	—	261,881,501	—	261,881,501
Total Long-Term Bonds	—	790,774,036	—	790,774,036
Short-Term Investment
Unaffiliated Investment Company	51,934,179	—	—	51,934,179
Total Investments in Securities	51,934,179	790,774,036	—	842,708,215
Other Financial Instruments
Futures Contracts (b)	557,441	—	—	557,441
Total Investments in Securities and Other Financial Instruments	$ 52,491,620	$ 790,774,036	$ —	$ 843,265,656
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,465,033)	$ —	$ —	$ (2,465,033)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.7%
Equity Funds 37.3%
IQ 50 Percent Hedged FTSE International ETF	557,313	$ 13,153,256
IQ 500 International ETF	345,127	10,878,438
IQ Candriam ESG International Equity ETF (a)	394,858	10,912,533
IQ Candriam ESG U.S. Equity ETF	505,811	19,767,094
IQ Chaikin U.S. Large Cap ETF	386,277	13,469,479
IQ Chaikin U.S. Small Cap ETF	110,718	3,866,062
MainStay Epoch Capital Growth Fund Class I	190,254	2,273,559
MainStay Epoch International Choice Fund Class I	177,985	6,475,956
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	914,727	9,430,840
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	793,123	14,369,399
MainStay VP MacKay International Equity Portfolio Initial Class	416,815	6,542,368
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	115,902	9,923,322
MainStay VP Small Cap Growth Portfolio Initial Class	504,262	7,825,989
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	947,539	13,532,282
MainStay VP Wellington Growth Portfolio Initial Class	552,789	19,556,234
MainStay VP Wellington Mid Cap Portfolio Initial Class	599,938	9,066,746
MainStay VP Wellington Small Cap Portfolio Initial Class	472,402	6,134,658
MainStay VP Wellington U.S. Equity Portfolio Initial Class	315,874	10,139,470
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	604,701	19,967,280
MainStay WMC Enduring Capital Fund Class R6	244,730	8,194,995
MainStay WMC International Research Equity Fund Class I	884,883	6,518,753
MainStay WMC Value Fund Class R6	420,061	13,348,999
Total Equity Funds (Cost $208,138,261)		235,347,712
Fixed Income Funds 52.4%
IQ MacKay ESG Core Plus Bond ETF (a)	381,508	8,909,967
MainStay MacKay Short Duration High Yield Fund Class I	4,541,788	43,518,052
MainStay VP Bond Portfolio Initial Class (a)	2,300,543	31,107,941
MainStay VP Floating Rate Portfolio Initial Class (a)	5,457,800	47,684,799
MainStay VP Indexed Bond Portfolio Initial Class (a)	17,384,874	168,537,663
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,625,075	25,238,000
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	650,874	6,286,142
Total Fixed Income Funds (Cost $350,352,044)		331,282,564
Total Affiliated Investment Companies (Cost $558,490,305)		566,630,276

	Shares	Value
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	64,280,811	$ 64,280,811
Total Short-Term Investment (Cost $64,280,811)	10.2%	64,280,811
Total Investments (Cost $622,771,116)	99.9%	630,911,087
Other Assets, Less Liabilities	0.1	714,029
Net Assets	100.0%	$ 631,625,116

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2022.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	3,226	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	281	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,149	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(22,142)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	10,970	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	11,116	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.10%	12/2/22	Daily	(18,320)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	42,348	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,454	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	8,045	—
						$ —

1.	As of March 31, 2022, cash in the amount $1,093,094 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 235,347,712	$ —	$ —	$ 235,347,712
Fixed Income Funds	331,282,564	—	—	331,282,564
Total Affiliated Investment Companies	566,630,276	—	—	566,630,276
Short-Term Investment
Affiliated Investment Company	64,280,811	—	—	64,280,811
Total Investments in Securities	$ 630,911,087	$ —	$ —	$ 630,911,087

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Australia 9.5%
Atlas Arteria Ltd. (Transportation)	189,573	$ 922,114
Aurizon Holdings Ltd. (Transportation)	99,324	272,734
NEXTDC Ltd. (Communications) (a)	35,559	306,747
Transurban Group (Transportation)	121,746	1,226,545
		2,728,140
Canada 5.0%
Canadian National Railway Co. (Transportation)	5,268	706,670
Enbridge, Inc. (Midstream / Pipelines)	7,086	326,200
Pembina Pipeline Corp. (Midstream / Pipelines) (b)	11,100	417,044
		1,449,914
China 1.3%
Guangdong Investment Ltd. (Utilities)	278,038	379,576
France 7.6%
Eiffage SA (Transportation)	5,772	591,616
Engie SA (Utilities)	55,361	725,695
Vinci SA (Transportation)	8,664	885,787
		2,203,098
Germany 0.8%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	4,356	242,355
Italy 4.5%
Enel SpA (Utilities)	94,825	633,246
Infrastrutture Wireless Italiane SpA (Communications)	32,436	363,755
Terna - Rete Elettrica Nazionale (Utilities)	33,513	288,233
		1,285,234
Japan 1.4%
Central Japan Railway Co. (Transportation)	1,140	148,585
West Japan Railway Co. (Transportation)	6,028	250,199
		398,784
Mexico 0.3%
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	10,868	86,103
New Zealand 0.9%
Infratil Ltd. (Diversified)	47,265	269,537
Portugal 2.5%
EDP - Energias de Portugal SA (Utilities)	143,025	704,456
Spain 6.1%
Aena SME SA (Transportation) (a)	2,637	436,836
Cellnex Telecom SA (Communications)	22,549	1,080,820

	Shares	Value
Common Stocks
Spain
Ferrovial SA (Transportation)	9,089	$ 240,621
		1,758,277
United Kingdom 2.8%
National Grid plc (Utilities)	51,883	796,907
United States 55.7%
AES Corp. (The) (Utilities)	36,983	951,573
Alliant Energy Corp. (Utilities)	876	54,732
Ameren Corp. (Utilities)	9,379	879,375
American Electric Power Co., Inc. (Utilities)	13,273	1,324,247
American Tower Corp. (Communications)	2,866	719,997
Cheniere Energy, Inc. (Midstream / Pipelines)	7,883	1,092,978
CMS Energy Corp. (Utilities)	10,301	720,452
Constellation Energy Corp. (Utilities)	4,365	245,531
Crown Castle International Corp. (Communications)	5,164	953,274
Dominion Energy, Inc. (Utilities)	9,681	822,595
Exelon Corp. (Utilities)	9,952	474,014
FirstEnergy Corp. (Utilities)	14,648	671,757
NextEra Energy, Inc. (Utilities)	14,708	1,245,915
NiSource, Inc. (Utilities)	10,888	346,238
Norfolk Southern Corp. (Transportation)	2,285	651,728
OGE Energy Corp. (Utilities)	6,802	277,386
ONEOK, Inc. (Midstream / Pipelines)	3,926	277,293
Public Service Enterprise Group, Inc. (Utilities)	8,025	561,750
Sempra Energy (Utilities)	3,175	533,781
Targa Resources Corp. (Midstream / Pipelines)	5,850	441,500
Union Pacific Corp. (Transportation)	4,735	1,293,649
WEC Energy Group, Inc. (Utilities)	9,179	916,156
Williams Cos., Inc. (The) (Midstream / Pipelines)	18,525	618,920
		16,074,841
Total Common Stocks (Cost $24,560,182)		28,377,222
Short-Term Investments 3.0%
Affiliated Investment Company 1.6%
United States 1.6%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	471,466	471,466

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.4%
United States 1.4%
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	398,460	$ 398,460
Total Short-Term Investments (Cost $869,926)		869,926
Total Investments (Cost $25,430,108)	101.4%	29,247,148
Other Assets, Less Liabilities	(1.4)	(396,635)
Net Assets	100.0%	$ 28,850,513

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $375,677. The Portfolio received cash collateral with a value of $398,460.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,728,140	$ —	$ 2,728,140
China	—	379,576	—	379,576
France	—	2,203,098	—	2,203,098
Germany	—	242,355	—	242,355
Italy	—	1,285,234	—	1,285,234
Japan	—	398,784	—	398,784
New Zealand	—	269,537	—	269,537
Portugal	—	704,456	—	704,456
Spain	—	1,758,277	—	1,758,277
United Kingdom	—	796,907	—	796,907
All Other Countries	17,610,858	—	—	17,610,858
Total Common Stocks	17,610,858	10,766,364	—	28,377,222
Short-Term Investments
Affiliated Investment Company	471,466	—	—	471,466
Unaffiliated Investment Company	398,460	—	—	398,460
Total Short-Term Investments	869,926	—	—	869,926
Total Investments in Securities	$ 18,480,784	$ 10,766,364	$ —	$ 29,247,148

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.3%
Brazil 8.3%
Banco Santander Brasil SA (Banks)	460,000	$ 3,563,248
BB Seguridade Participacoes SA (Insurance)	510,000	2,737,967
Cosan SA (Oil, Gas & Consumable Fuels)	1,140,000	5,662,826
Equatorial Energia SA (Electric Utilities)	330,000	1,885,992
Localiza Rent a Car SA (Road & Rail)	210,000	2,694,994
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	1,640	1,950,747
SLC Agricola SA (Food Products)	187,000	1,955,997
WEG SA (Electrical Equipment)	480,000	3,515,527
		23,967,298
China 28.1%
Airtac International Group (Machinery)	68,001	2,192,615
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	580,000	7,938,624
Asia Cement China Holdings Corp. (Construction Materials)	15,500	9,915
Bank of Ningbo Co. Ltd., Class A (Banks)	563,791	3,307,301
Beijing United Information Technology Co. Ltd., Class A (Trading Companies & Distributors)	84,910	1,488,661
Brilliance China Automotive Holdings Ltd. (Automobiles) (a)(b)(c)(d)	1,142,000	525,193
BYD Co. Ltd., Class H (Automobiles) (a)	65,000	1,846,454
China Meidong Auto Holdings Ltd. (Specialty Retail)	270,000	1,024,871
China Mengniu Dairy Co. Ltd. (Food Products)	540,000	2,899,684
China Merchants Bank Co. Ltd., Class H (Banks)	662,000	5,175,097
China Molybdenum Co. Ltd., Class H (Metals & Mining)	1,798,440	931,760
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	15,006	1,202,340
Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	280,000	1,189,791
East Money Information Co. Ltd., Class A (Capital Markets)	410,114	1,623,092
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment) (e)	400,000	1,539,323
Ganfeng Lithium Co. Ltd., Class A (Metals & Mining)	77,993	1,535,300
Ginlong Technologies Co. Ltd., Class A (Electrical Equipment)	30,992	1,014,620
Hundsun Technologies, Inc., Class A (Software)	153,770	1,074,051
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies)	89,920	641,113
JD.com, Inc., Class A (Internet & Direct Marketing Retail) (a)	104,190	3,051,499
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (f)	360,000	766,979
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	2,600,000	2,819,862
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	180,000	1,542,776
Longfor Group Holdings Ltd. (Real Estate Management & Development)	520,000	2,653,589
Meituan (Internet & Direct Marketing Retail) (a)	114,000	2,246,441
NARI Technology Co. Ltd., Class A (Electrical Equipment)	170,000	836,658
NetEase, Inc. (Entertainment)	74,000	1,334,047
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	500,000	3,527,789
Postal Savings Bank of China Co. Ltd., Class H (Banks) (f)	5,360,000	4,327,390
Shanghai Baosight Software Co. Ltd., Class A (Software)	113,874	870,911
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	140,000	1,253,107
Silergy Corp. (Semiconductors & Semiconductor Equipment)	7,400	871,624
Tencent Holdings Ltd. (Interactive Media & Services)	214,000	10,095,533
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	24,006	722,759
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(f)	170,000	1,379,077
Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Machinery)	109,984	1,007,927
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	300,899	1,991,815

	Shares	Value
Common Stocks
China
Yunnan Energy New Material Co. Ltd. (Chemicals)	40,916	$ 1,405,587
Zijin Mining Group Co. Ltd., Class H (Metals & Mining) (a)	580,000	888,097
		80,753,272
Colombia 1.0%
Ecopetrol SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (e)	158,000	2,938,800
Egypt 0.1%
Commercial International Bank Egypt SAE (Registered), GDR (Banks)	170,000	397,600
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(b)(c)(d)	19,000	—
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(b)(c)(d)	6,500	—
Hungary 0.6%
MOL Hungarian Oil & Gas plc (Oil, Gas & Consumable Fuels)	188,000	1,659,158
India 10.1%
Asian Paints Ltd. (Chemicals)	32,000	1,292,749
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	310,000	3,074,832
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	26,000	1,505,218
GAIL India Ltd. (Gas Utilities)	1,120,000	2,291,821
HDFC Bank Ltd. (Banks)	100,000	1,930,085
Infosys Ltd. (IT Services)	250,000	6,251,857
JSW Steel Ltd. (Metals & Mining)	300,000	2,889,097
Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	820,000	1,765,826
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	156,000	5,399,484
State Bank of India (Banks)	410,000	2,650,591
		29,051,560
Indonesia 2.5%
Aneka Tambang Tbk. (Metals & Mining)	16,000,000	2,709,432
Bank Central Asia Tbk. PT (Banks)	7,800,000	4,321,507
		7,030,939
Malaysia 1.7%
Petronas Chemicals Group Bhd. (Chemicals)	1,100,000	2,512,056
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,620,000	2,388,065
		4,900,121
Mexico 2.8%
Gruma SAB de CV, Class B (Food Products)	145,275	1,827,076
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure) (a)	108,000	1,751,728
Grupo Financiero Banorte SAB de CV, Class O (Banks)	610,000	4,586,501
		8,165,305

	Shares	Value
Common Stocks
Peru 3.3%
Credicorp Ltd. (Banks)	25,400	$ 4,365,498
Southern Copper Corp. (Metals & Mining)	69,000	5,237,100
		9,602,598
Poland 0.6%
Dino Polska SA (Food & Staples Retailing) (a)(f)	23,000	1,837,610
Republic of Korea 11.9%
Kakao Corp. (Interactive Media & Services)	8,000	694,793
KB Financial Group, Inc. (Banks)	112,000	5,630,511
Kia Corp. (Automobiles)	24,000	1,457,563
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(f)	2,400	1,631,905
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	222,000	12,682,337
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	172,000	3,703,677
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	47,000	4,498,984
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	58,039	2,716,384
S-Oil Corp. (Oil, Gas & Consumable Fuels)	14,000	1,109,945
		34,126,099
Russia 0.0% ‡
Magnit PJSC (Food & Staples Retailing) (b)(c)(d)	22,529	—
South Africa 6.3%
Capitec Bank Holdings Ltd. (Banks)	20,000	3,195,344
FirstRand Ltd. (Diversified Financial Services)	730,000	3,854,682
Gold Fields Ltd. (Metals & Mining)	152,000	2,355,322
Impala Platinum Holdings Ltd. (Metals & Mining)	252,000	3,877,342
Kumba Iron Ore Ltd. (Metals & Mining)	46,000	2,037,404
Shoprite Holdings Ltd. (Food & Staples Retailing)	166,000	2,678,785
		17,998,879
Taiwan 11.0%
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	51,000	1,945,971
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,600	1,759,490
Chailease Holding Co. Ltd. (Diversified Financial Services)	568,000	4,998,233
E.Sun Financial Holding Co. Ltd. (Banks) (a)	3,100,000	3,570,861
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	82,000	2,556,669
Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (a)	74,000	1,337,109
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	680,000	14,058,615
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	42,000	1,486,460
		31,713,408
Thailand 4.9%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	412,000	2,876,263
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	3,000,000	2,249,817
CP ALL PCL, NVDR (Food & Staples Retailing)	1,520,000	2,959,180
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	940,000	2,755,505

	Shares	Value
Common Stocks
Thailand
Kasikornbank PCL, NVDR (Banks)	640,000	$ 3,090,417
		13,931,182
United States 0.8%
Globant SA (IT Services) (a)	8,200	2,148,974
Uruguay 0.3%
Dlocal Ltd. (IT Services) (a)	30,000	937,800
Total Common Stocks (Cost $264,307,421)		271,160,603
Preferred Stocks 3.3%
Brazil 1.2%
Itau Unibanco Holding SA (Banks)	590,000	3,405,383
Chile 2.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) 0.35%	71,000	6,077,600
Total Preferred Stocks (Cost $6,510,372)		9,482,983
Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
United States 1.0%
Wells Fargo Government Money Market Fund, 0.195% (g)(h)	2,824,690	2,824,690
Total Short-Term Investment (Cost $2,824,690)		2,824,690
Total Investments (Cost $273,642,483)	98.6%	283,468,276
Other Assets, Less Liabilities	1.4	4,033,898
Net Assets	100.0%	$ 287,502,174

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, the total market value was $525,193, which represented 0.2% of the Portfolio’s net assets.
(c)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $525,193, which represented 0.2% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $3,107,384; the total market value of collateral held by the Portfolio was $3,246,883. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $422,193. The Portfolio received cash collateral with a value of $2,824,690.

(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Current yield as of March 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 80,228,079	$ 525,193	$ 80,753,272
Egypt	—	397,600	—	397,600
Hungary	—	1,659,158	—	1,659,158
India	—	29,051,560	—	29,051,560
Indonesia	—	7,030,939	—	7,030,939
Malaysia	—	4,900,121	—	4,900,121
Poland	—	1,837,610	—	1,837,610
Republic of Korea	—	34,126,099	—	34,126,099
South Africa	—	17,998,879	—	17,998,879
Taiwan	—	31,713,408	—	31,713,408
Thailand	—	13,931,182	—	13,931,182
All Other Countries	47,760,775	—	—	47,760,775
Total Common Stocks	47,760,775	222,874,635	525,193	271,160,603
Preferred Stocks	9,482,983	—	—	9,482,983
Short-Term Investment
Unaffiliated Investment Company	2,824,690	—	—	2,824,690
Total Investments in Securities	$ 60,068,448	$ 222,874,635	$ 525,193	$ 283,468,276

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 2.7%
General Dynamics Corp.	33,519	$ 8,084,113
Lockheed Martin Corp.	20,246	8,936,584
Raytheon Technologies Corp.	122,796	12,165,400
		29,186,097
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	47,700	10,229,742
Banks 6.7%
Bank of America Corp.	444,450	18,320,229
JPMorgan Chase & Co.	127,308	17,354,627
PNC Financial Services Group, Inc. (The)	50,923	9,392,747
Truist Financial Corp.	281,689	15,971,766
U.S. Bancorp	209,172	11,117,492
		72,156,861
Beverages 2.3%
Coca-Cola Co. (The)	129,242	8,013,004
Coca-Cola Europacific Partners plc	230,121	11,186,182
PepsiCo, Inc.	33,197	5,556,514
		24,755,700
Biotechnology 3.8%
AbbVie, Inc.	164,372	26,646,345
Amgen, Inc.	57,047	13,795,106
		40,441,451
Capital Markets 3.4%
BlackRock, Inc.	16,760	12,807,489
CME Group, Inc.	32,802	7,802,284
Lazard Ltd., Class A	301,349	10,396,540
T. Rowe Price Group, Inc.	37,387	5,652,541
		36,658,854
Chemicals 5.7%
Air Products and Chemicals, Inc.	24,305	6,074,062
Dow, Inc.	166,951	10,638,118
Linde plc	26,751	8,545,072
LyondellBasell Industries NV, Class A	90,888	9,345,104
Nutrien Ltd. (a)	185,322	19,271,635
PPG Industries, Inc.	59,711	7,826,321
		61,700,312
Commercial Services & Supplies 1.2%
Republic Services, Inc.	56,725	7,516,062
Waste Management, Inc.	37,387	5,925,840
		13,441,902

	Shares	Value
Common Stocks
Communications Equipment 1.5%
Cisco Systems, Inc.	291,036	$ 16,228,167
Consumer Finance 1.6%
Ally Financial, Inc.	402,228	17,488,873
Containers & Packaging 0.8%
Amcor plc	788,987	8,939,223
Diversified Telecommunication Services 1.5%
AT&T, Inc.	248,814	5,879,475
Verizon Communications, Inc.	193,057	9,834,323
		15,713,798
Electric Utilities 5.9%
Alliant Energy Corp.	101,524	6,343,220
American Electric Power Co., Inc.	151,158	15,081,034
Duke Energy Corp.	58,981	6,585,818
Entergy Corp.	94,111	10,987,459
Evergy, Inc.	131,175	8,964,499
Eversource Energy	81,542	7,191,189
NextEra Energy, Inc.	100,108	8,480,149
		63,633,368
Electrical Equipment 4.2%
Eaton Corp. plc	99,268	15,064,912
Emerson Electric Co.	201,437	19,750,898
Hubbell, Inc.	56,402	10,364,995
		45,180,805
Equity Real Estate Investment Trusts 4.3%
American Tower Corp.	28,040	7,044,209
Iron Mountain, Inc.	274,276	15,197,633
Realty Income Corp.	97,012	6,722,932
Welltower, Inc.	62,204	5,980,292
WP Carey, Inc.	133,432	10,786,643
		45,731,709
Food & Staples Retailing 1.4%
Walmart, Inc.	101,846	15,166,906
Health Care Equipment & Supplies 1.4%
Medtronic plc	134,721	14,947,295
Health Care Providers & Services 3.0%
CVS Health Corp.	98,623	9,981,634
UnitedHealth Group, Inc.	43,510	22,188,795
		32,170,429

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	42,866	$ 10,599,905
Vail Resorts, Inc.	20,627	5,368,589
		15,968,494
Household Durables 0.5%
Leggett & Platt, Inc.	163,979	5,706,469
Household Products 2.6%
Colgate-Palmolive Co.	66,393	5,034,581
Kimberly-Clark Corp.	58,658	7,224,320
Procter & Gamble Co. (The)	102,169	15,611,423
		27,870,324
Industrial Conglomerates 0.9%
Honeywell International, Inc.	51,890	10,096,756
Insurance 5.2%
Arthur J. Gallagher & Co.	107,325	18,738,945
Marsh & McLennan Cos., Inc.	48,345	8,238,955
MetLife, Inc.	314,886	22,130,188
Travelers Cos., Inc. (The)	37,709	6,890,566
		55,998,654
IT Services 2.5%
Automatic Data Processing, Inc.	27,395	6,233,458
International Business Machines Corp.	100,879	13,116,288
Paychex, Inc.	52,212	7,125,372
		26,475,118
Leisure Products 1.1%
Hasbro, Inc.	142,134	11,643,617
Machinery 0.6%
Cummins, Inc.	32,230	6,610,695
Media 2.4%
Comcast Corp., Class A	321,332	15,044,764
Omnicom Group, Inc.	127,542	10,825,765
		25,870,529
Multiline Retail 0.9%
Target Corp.	47,378	10,054,559
Multi-Utilities 3.3%
Ameren Corp.	98,623	9,246,893
CMS Energy Corp.	82,831	5,793,200
Dominion Energy, Inc.	82,186	6,983,344

	Shares	Value
Common Stocks
Multi-Utilities
NiSource, Inc.	212,717	$ 6,764,401
WEC Energy Group, Inc.	70,583	7,044,889
		35,832,727
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp.	145,034	23,615,886
Enterprise Products Partners LP	636,877	16,437,795
Magellan Midstream Partners LP	152,769	7,496,375
TotalEnergies SE, Sponsored ADR	145,350	7,345,989
		54,896,045
Pharmaceuticals 6.0%
Eli Lilly and Co.	46,411	13,290,718
Johnson & Johnson	112,160	19,878,117
Merck & Co., Inc.	249,781	20,494,531
Pfizer, Inc.	217,484	11,259,147
		64,922,513
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc.	99,590	16,450,276
Broadcom, Inc.	37,387	23,541,846
Intel Corp.	115,061	5,702,423
KLA Corp.	37,064	13,567,648
Texas Instruments, Inc.	51,245	9,402,433
		68,664,626
Software 1.3%
Microsoft Corp.	47,056	14,507,835
Specialty Retail 1.2%
Home Depot, Inc. (The)	42,866	12,831,080
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	66,071	11,536,657
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	327,778	4,880,614
Tobacco 2.7%
Altria Group, Inc.	198,858	10,390,330
British American Tobacco plc, Sponsored ADR	171,785	7,242,456
Philip Morris International, Inc.	119,250	11,202,345
		28,835,131

	Shares	Value
Common Stocks
Trading Companies & Distributors 1.2%
MSC Industrial Direct Co., Inc., Class A	148,257	$ 12,632,979
Total Common Stocks (Cost $821,057,753)		1,069,606,914
Short-Term Investments 1.8%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	2,286,813	2,286,813
Unaffiliated Investment Companies 1.6%
BlackRock Liquidity FedFund, 0.235% (b)(c)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, 0.195% (b)(c)	6,684,170	6,684,170
Total Unaffiliated Investment Companies (Cost $16,684,170)		16,684,170
Total Short-Term Investments (Cost $18,970,983)		18,970,983
Total Investments (Cost $840,028,736)	101.2%	1,088,577,897
Other Assets, Less Liabilities	(1.2)	(12,511,270)
Net Assets	100.0%	$ 1,076,066,627

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $16,333,682. The Portfolio received cash collateral with a value of $16,684,170.
(b)	Current yield as of March 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,069,606,914	$ —	$ —	$ 1,069,606,914
Short-Term Investments
Affiliated Investment Company	2,286,813	—	—	2,286,813
Unaffiliated Investment Companies	16,684,170	—	—	16,684,170
Total Short-Term Investments	18,970,983	—	—	18,970,983
Total Investments in Securities	$ 1,088,577,897	$ —	$ —	$ 1,088,577,897

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.9%
Construction & Engineering 0.7%
Quanta Services, Inc.	63,654	$ 8,377,503
Electric Utilities 63.6%
American Electric Power Co., Inc.	554,048	55,277,369
Constellation Energy Corp.	921,633	51,841,856
Duke Energy Corp.	219,045	24,458,565
Edison International	839,737	58,865,563
Entergy Corp.	403,012	47,051,651
Exelon Corp.	1,492,198	71,073,391
FirstEnergy Corp.	1,231,341	56,469,298
NextEra Energy, Inc.	2,388,632	202,341,017
OGE Energy Corp.	431,400	17,592,492
PG&E Corp. (a)	4,796,799	57,273,780
PPL Corp.	1,065,100	30,419,256
Southern Co. (The)	1,399,282	101,461,938
		774,126,176
Electrical Equipment 0.6%
Plug Power, Inc. (a)	246,700	7,058,087
Gas Utilities 0.7%
Southwest Gas Holdings, Inc.	98,700	7,727,223
Independent Power and Renewable Electricity Producers 9.5%
AES Corp. (The)	2,178,279	56,047,119
NextEra Energy Partners LP (b)	228,334	19,033,922
Sunnova Energy International, Inc. (a)	240,985	5,557,114
Vistra Corp.	1,491,430	34,675,748
		115,313,903
Multi-Utilities 24.0%
CenterPoint Energy, Inc.	1,339,398	41,039,155
Dominion Energy, Inc.	894,143	75,975,331
NiSource, Inc.	959,484	30,511,591
Public Service Enterprise Group, Inc.	838,731	58,711,170
Sempra Energy	512,743	86,202,353
		292,439,600
Oil, Gas & Consumable Fuels 0.8%
Energy Transfer LP	884,900	9,902,031
Total Common Stocks (Cost $977,425,189)		1,214,944,523
Short-Term Investments 0.0% ‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (c)	239,725	239,725

	Shares	Value
Short-Term Investments ‡
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	146,200	$ 146,200
Total Short-Term Investments (Cost $385,925)		385,925
Total Investments (Cost $977,811,114)	99.9%	1,215,330,448
Other Assets, Less Liabilities	0.1	1,447,494
Net Assets	100.0%	$ 1,216,777,942

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $141,712. The Portfolio received cash collateral with a value of $146,200.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,214,944,523	$ —	$ —	$ 1,214,944,523
Short-Term Investments
Affiliated Investment Company	239,725	—	—	239,725
Unaffiliated Investment Company	146,200	—	—	146,200
Total Short-Term Investments	385,925	—	—	385,925
Total Investments in Securities	$ 1,215,330,448	$ —	$ —	$ 1,215,330,448

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.4%
Corporate Bonds 3.3%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	$ 200,000	$ 217,180
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	900,000	932,449
		1,149,629
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	196,735
4.625%, due 4/15/29	600,000	570,570
		767,305
Auto Manufacturers 0.1%
Ford Motor Co.
9.00%, due 4/22/25	600,000	687,072
Building Materials 0.1%
Koppers, Inc.
6.00%, due 2/15/25 (a)	500,000	490,000
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	306,549
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	322,000
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	280,530
		909,079
Commercial Services 0.4%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	861,900
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	80,000	77,200
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	978,595
Sotheby's/Bidfair Holdings, Inc.
5.875%, due 6/1/29 (a)	900,000	870,750
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	500,000	448,750
		3,237,195
Distribution & Wholesale 0.1%
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	501,250

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	$ 350,000	$ 354,375
		855,625
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,475,715
Entertainment 0.1%
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	900,000	932,845
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	981,700
4.25%, due 6/1/25	500,000	496,850
4.75%, due 6/15/29	1,000,000	951,250
		2,429,800
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	230,923
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	500,000	512,500
		743,423
Healthcare-Products 0.0% ‡
Mozart Debt Merger Sub, Inc.
5.25%, due 10/1/29 (a)	200,000	185,934
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	118,469
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	311,256
Lodging 0.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	398,000
8.625%, due 6/1/25 (a)	500,000	525,180
		923,180
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	204,582

	Principal Amount	Value
Corporate Bonds
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	$ 370,000	$ 357,050
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	600,000	628,500
		985,550
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	360,000	363,240
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	360,460
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	998,625
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)(b)	100,000	94,125
		1,453,210
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	297,375
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	579,000
		876,375
Real Estate 0.2%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,253,525
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	341,204
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	288,687
		629,891
Retail 0.4%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	938,116
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	603,200
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	936,660
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	450,000	413,145
7.875%, due 5/1/29	600,000	513,750
		3,404,871

	Principal Amount	Value
Corporate Bonds
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 300,000	$ 286,131
4.875%, due 7/1/29	300,000	282,243
		568,374
Telecommunications 0.3%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	278,124
LogMeIn, Inc.
5.50%, due 9/1/27 (a)	1,100,000	1,026,696
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	670,000	576,197
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	437,136
		2,318,153
Total Corporate Bonds (Cost $28,165,989)		27,274,298
Loan Assignments 94.1%
Aerospace & Defense 3.0%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
4.50% (6 Month LIBOR + 3.50%), due 1/18/27 (c)	855,092	842,800
Amentum Government Services Holdings LLC (c)
First Lien Tranche Term Loan 3 4.50%- 4.776%
(3 Month LIBOR + 4.00%), due 2/15/29	833,333	824,652
First Lien Tranche Term Loan 1
3.957% (1 Month LIBOR + 3.50%), due 1/29/27	1,109,025	1,094,699
Arcline FM Holdings LLC
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 6/23/28 (c)	2,913,929	2,872,041
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
2.207% (1 Month LIBOR + 1.75%), due 9/7/27 (c)	2,631,184	2,598,952
Cobham Ultra U.S. Co-borrower LLC
Term Loan
TBD, due 11/17/28	1,000,000	987,500
Dynasty Acquisition Co., Inc. (c)
2020 Term Loan B1
4.506% (3 Month LIBOR + 3.50%), due 4/6/26	1,517,156	1,488,710
2020 Term Loan B2
4.506% (3 Month LIBOR + 3.50%), due 4/6/26	815,676	800,382
Kestrel Bidco, Inc.
Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/11/26 (c)	2,222,455	2,131,241

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
4.50% (3 Month LIBOR + 3.50%), due 5/30/25 (c)	$ 4,367,733	$ 4,307,677
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (c)	1,185,714	1,222,768
TransDigm, Inc. (c)
Tranche Refinancing Term Loan E
2.707% (1 Month LIBOR + 2.25%), due 5/30/25	960,394	942,119
Tranche Refinancing Term Loan F
2.707% (1 Month LIBOR + 2.25%), due 12/9/25	2,567,774	2,518,827
United AirLines, Inc.
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 4/21/28 (c)	2,772,000	2,734,875
		25,367,243
Animal Food 0.1%
Alltech, Inc.
Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 10/13/28 (c)	532,000	522,690
Automobile 1.8%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
5.801% (3 Month LIBOR + 5.00%), due 12/30/27 (c)	1,496,250	1,473,806
American Axle & Manufacturing, Inc.
Tranche Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/6/24 (c)	1,266,280	1,244,911
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
5.00% (3 Month LIBOR + 4.50%), due 4/6/28 (c)	3,044,700	2,999,030
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
2.563% (3 Month LIBOR + 2.25%), due 10/30/26 (c)	1,221,875	1,207,365
Belron Finance U.S. LLC
First Incremental Term Loan
2.688% (3 Month LIBOR + 2.25%), due 11/13/25 (c)	967,500	958,631
Belron Group SA
Dollar Third Incremental Term Loan
3.25% (3 Month LIBOR + 2.75%), due 4/13/28 (c)	957,825	947,049
Chassix, Inc.
Initial Term Loan
6.50% (3 Month LIBOR + 5.50%), due 11/15/23 (c)	1,931,082	1,710,939
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
3.707% (1 Month LIBOR + 3.25%), due 4/30/26 (c)	1,275,217	1,258,081

	Principal Amount	Value
Loan Assignments
Automobile
KAR Auction Services, Inc.
Tranche Term Loan B6
2.75% (1 Month LIBOR + 2.25%), due 9/19/26 (c)	$ 728,806	$ 719,696
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
3.457% (1 Month LIBOR + 3.00%), due 2/5/26 (c)	2,633,434	2,550,481
		15,069,989
Banking 1.1%
Apollo Commercial Real Estate Finance, Inc. (c)
Initial Term Loan
3.207% (1 Month LIBOR + 2.75%), due 5/15/26	1,458,750	1,429,575
Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 3/11/28	742,500	735,075
Brookfield Property REIT, Inc.
Initial Term Loan B
2.957% (1 Month LIBOR + 2.50%), due 8/27/25 (c)	1,345,967	1,312,597
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
4.25% (1 Month LIBOR + 3.50%), due 4/7/28 (c)	1,649,287	1,628,671
Greenhill & Co., Inc.
New Term Loan
3.707% (1 Month LIBOR + 3.25%), due 4/12/24 (c)(d)	556,909	552,036
Jane Street Group LLC
Dollar Term Loan
3.207% (1 Month LIBOR + 2.75%), due 1/26/28 (c)	3,787,457	3,730,646
		9,388,600
Beverage, Food & Tobacco 2.5%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
4.207% (1 Month LIBOR + 3.75%), due 10/1/25 (c)	2,535,245	2,190,875
American Seafoods Group LLC
First Lien Tranche Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 8/21/23 (c)	556,478	547,203
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
4.506% (3 Month LIBOR + 3.50%), due 3/20/24 (c)(d)	619,218	572,390
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
3.50% (1 Month LIBOR + 3.00%), due 12/8/28 (c)	1,320,000	1,287,000
City Brewing Co. LLC
First Lien Closing Date Term Loan
4.25% (3 Month LIBOR + 3.50%), due 4/5/28 (c)	1,691,500	1,539,265
Froneri International Ltd.
First Lien Facility Term Loan B2
2.707% (1 Month LIBOR + 2.25%), due 1/29/27 (c)	1,459,013	1,430,562

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
H-Food Holdings LLC
Initial Term Loan
4.145% (1 Month LIBOR + 3.69%), due 5/23/25 (c)	$ 1,250,044	$ 1,201,381
JBS USA Lux SA
New Term Loan
2.804% (3 Month LIBOR + 2.00%), due 5/1/26 (c)	3,308,796	3,272,605
Naked Juice LLC (c)
First Lien Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 1/24/29	1,890,909	1,856,636
First Lien Delayed Draw Term Loan
3.75% (3 Month LIBOR + 3.25%), due 1/24/29	109,091	107,113
Second Lien Initial Term Loan
6.651% (3 Month LIBOR + 6.00%), due 1/24/30	600,000	597,500
Sotheby's
2021 Second Refinancing Term Loan
5.00% (3 Month LIBOR + 4.50%), due 1/15/27 (c)	2,279,703	2,271,154
Sunshine Investments BV
Facility Term Loan B3
3.219% (3 Month LIBOR + 2.75%), due 3/28/25 (c)	2,929,796	2,900,498
United Natural Foods, Inc.
Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 10/22/25 (c)	1,074,624	1,064,146
		20,838,328
Broadcasting & Entertainment 2.3%
Altice France SA
USD Incremental Term Loan B13
4.506% (3 Month LIBOR + 4.00%), due 8/14/26 (c)	1,209,375	1,184,432
Charter Communications Operating LLC
Term Loan B1
2.21% (1 Month LIBOR + 1.75%), due 4/30/25 (c)	2,797,890	2,783,900
Clear Channel Outdoor Holdings, Inc.
Term Loan B
3.799% (3 Month LIBOR + 3.50%), due 8/21/26 (c)	1,208,801	1,187,194
CMG Media Corp.
First Lien 2021 Term Loan B
3.957% (1 Month LIBOR + 3.50%), due 12/17/26 (c)	3,276,031	3,223,382
Nexstar Media, Inc.
Term Loan B4
2.955% (1 Month LIBOR + 2.50%), due 9/18/26 (c)	2,911,767	2,898,422
Numericable U.S. LLC (c)
USD Term Loan B11
3.049% (3 Month LIBOR + 2.75%), due 7/31/25	1,875,802	1,829,690
USD Term Loan B12
3.927% (3 Month LIBOR + 3.69%), due 1/31/26	957,476	935,035
Univision Communications, Inc. (c)
First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24	3,576,393	3,560,746

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Univision Communications, Inc. (c)
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/29	$ 2,080,000	$ 2,058,551
		19,661,352
Buildings & Real Estate 2.0%
Allspring Buyer LLC
Initial Term Loan
4.313% (3 Month LIBOR + 3.25%), due 11/1/28 (c)	1,596,774	1,584,798
Beacon Roofing Supply, Inc.
2028 Term Loan
2.707% (1 Month LIBOR + 2.25%), due 5/19/28 (c)	1,488,750	1,463,525
Core & Main LP
Tranche Term Loan B
2.947% (1 Month LIBOR + 2.50%), due 7/27/28 (c)	2,525,197	2,489,688
Cornerstone Building Brands, Inc.
Tranche Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 4/12/28 (c)	2,494,713	2,410,516
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
3.207% (1 Month LIBOR + 2.75%), due 8/21/25 (c)	2,905,731	2,862,145
SRS Distribution, Inc. (c)
2021 Refinancing Term Loan 4.00%-4.019%
(3 Month LIBOR + 3.50%), due 6/2/28	2,069,600	2,035,969
Term Loan
4.00% (3 Month LIBOR + 3.50%), due 6/2/28	600,000	589,125
VC GB Holdings I Corp.
First Lien Initial Term Loan
4.506% (3 Month LIBOR + 3.50%), due 7/21/28 (c)	498,750	481,294
Wilsonart LLC
Tranche Term Loan E
4.25% (3 Month LIBOR + 3.25%), due 12/31/26 (c)	2,916,711	2,837,543
		16,754,603
Business and Consumer Services 0.3%
ADMI Corp. (c)
Amendment No.4 Refinancing Term Loan
3.875% (1 Month LIBOR + 3.38%), due 12/23/27	1,485,000	1,457,465
Amendment No. 5 Incremental Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/23/27	746,250	735,616
		2,193,081
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
3.006% (3 Month LIBOR + 2.00%), due 12/30/26 (c)	2,459,899	2,430,380

	Principal Amount	Value
Loan Assignments
Chemicals 0.2%
Ineos U.S. Finance LLC
2028 Dollar Term Loan
3.00% (1 Month LIBOR + 2.50%), due 11/8/28 (c)	$ 466,667	$ 457,917
LSF11 A5 Holdco LLC
Term Loan
4.00% (1 Month LIBOR + 3.50%), due 10/15/28 (c)	1,333,333	1,311,666
		1,769,583
Chemicals, Plastics & Rubber 4.3%
Alpha 3 BV
Initial Dollar Term Loan
3.00% (1 Month LIBOR + 2.50%), due 3/18/28 (c)	1,016,320	1,002,346
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/24/27 (c)	528,007	519,647
Bakelite UK Intermediate Ltd.
Term Loan
TBD, due 2/2/29	1,800,000	1,768,500
Cabot Microelectronics Corp.
Term Loan B1
2.50% (1 Month LIBOR + 2.00%), due 11/17/25 (c)	777,793	769,042
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan
3.25% (1 Month LIBOR + 2.75%), due 9/29/28 (c)	1,246,875	1,219,600
Entegris, Inc.
Term Loan B
TBD, due 3/2/29	1,400,000	1,394,750
Flex Acquisition Co., Inc.
2021 Specified Refinancing Term Loan
4.00% (1 Month LIBOR + 3.50%), due 3/2/28 (c)	822,497	818,513
Herens Holdco SARL (c)
USD Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 7/3/28	1,488,769	1,451,549
USD Additional Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 7/3/28	448,875	437,653
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
3.25% (1 Month LIBOR + 2.75%), due 1/29/26 (c)	1,925,450	1,886,138
Ineos U.S. Finance LLC
2024 New Dollar Term Loan
2.449% (1 Month LIBOR + 2.00%), due 4/1/24 (c)	1,430,190	1,404,268
Innophos Holdings, Inc.
Initial Term Loan
4.207% (1 Month LIBOR + 3.75%), due 2/5/27 (c)	1,470,000	1,459,894
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (c)	2,977,500	2,964,679

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Minerals Technologies, Inc.
New Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 2/14/24 (c)(d)	$ 618,032	$ 614,942
Nouryon Finance BV
Initial Dollar Term Loan
4.006% (3 Month LIBOR + 3.00%), due 10/1/25 (c)	2,454,826	2,409,822
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
4.813% (3 Month LIBOR + 3.75%), due 11/9/28 (c)	1,246,875	1,212,586
Oxea Holding Vier GmbH
Tranche Term Loan B2
3.563% (1 Month LIBOR + 3.25%), due 10/14/24 (c)	2,218,750	2,168,828
PMHC II, Inc.
Term Loan B
TBD, due 2/2/29	3,000,000	2,853,000
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (c)	2,723,022	2,672,646
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
4.25% (1 Month LIBOR + 3.50%), due 8/2/28 (c)	897,750	891,017
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 3/3/28 (c)	2,642,048	2,569,391
Tronox Finance LLC
First Lien Refinancing Term Loan 2.707%-3.256%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28 (c)	969,316	951,141
Venator Finance SARL
Initial Term Loan
3.457% (1 Month LIBOR + 3.00%), due 8/8/24 (c)	1,418,997	1,348,048
W. R. Grace Holdings LLC
Initial Term Loan
4.813% (3 Month LIBOR + 3.75%), due 9/22/28 (c)	1,496,250	1,480,352
		36,268,352
Commercial Services 0.7%
MHI Holdings LLC
Initial Term Loan
5.457% (1 Month LIBOR + 5.00%), due 9/21/26 (c)	1,873,760	1,866,734
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
3.50% (3 Month LIBOR + 2.75%), due 9/23/26 (c)	4,142,952	4,106,700
		5,973,434
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 10/6/28 (c)	2,100,000	2,034,375

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass 3.4%
Alliance Laundry Systems LLC
Initial Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27 (c)	$ 1,758,214	$ 1,735,504
Altium Packaging LLC
First Lien 2021 Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/3/28 (c)	3,075,319	2,958,457
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 3.75%-3.756%
(3 Month LIBOR + 2.75%), due 12/7/23 (c)	2,077,861	1,759,429
Berlin Packaging LLC (c)
Tranche Initial Term Loan B4 3.75%-4.26%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 3/11/28	1,980,038	1,940,437
Tranche Term Loan B5 4.25%-4.76%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,074,600	1,063,317
Berry Global, Inc.
Term Loan Z
2.071% (1 Month LIBOR + 1.75%), due 7/1/26 (c)	1,964,896	1,934,876
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 12/1/27 (c)	845,351	838,658
Clearwater Paper Corp.
Initial Term Loan
3.625% (3 Month LIBOR + 3.00%), due 7/26/26 (c)	250,000	248,125
Graham Packaging Co., Inc.
2021 Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 8/4/27 (c)	3,265,070	3,202,100
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.705% (1 Month LIBOR + 3.25%), due 4/3/24 (c)	2,835,576	2,792,157
Novolex Holdings, Inc.
Term Loan
TBD, due 3/30/29	3,000,000	2,947,500
Pactiv Evergreen, Inc. (c)
Tranche U.S. Term Loan B2
3.707% (1 Month LIBOR + 3.25%), due 2/5/26	1,112,175	1,079,604
Tranche U.S. Term Loan B3
4.00% (1 Month LIBOR + 3.50%), due 9/24/28	497,500	483,321
Pretium PKG Holdings, Inc. (c)
Second Lien Initial Term Loan 7.25%- 7.717%
(1 Month LIBOR + 6.75%, 3 Month LIBOR + 6.75%), due 10/1/29	750,000	726,563
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 4.00%), due 10/2/28	1,720,000	1,669,117
Reynolds Consumer Products LLC
Initial Term Loan
2.207% (1 Month LIBOR + 1.75%), due 2/4/27 (c)	1,288,182	1,266,283
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 7/7/28 (c)	798,000	790,020

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Trident TPI Holdings, Inc. (c)
Tranche Delayed Draw Term Loan B3 4.00%-4.50%
(1 Month LIBOR + 4.00%), due 9/15/28 (d)	$ 39,956	$ 39,390
Tranche Term Loan B1
4.256% (3 Month LIBOR + 3.25%), due 10/17/24	714,933	706,890
Tranche Initial Term Loan B3
4.50% (1 Month LIBOR + 4.00%), due 9/15/28	448,147	441,798
		28,623,546
Diversified/Conglomerate Manufacturing 2.4%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
4.25% (1 Month LIBOR + 3.75%), due 5/12/28 (c)	4,294,217	4,227,120
Bright Bidco BV
2018 Refinancing Term Loan B
4.774% (3 Month LIBOR + 3.50%), due 6/30/24 (c)	1,905,107	1,138,778
EWT Holdings III Corp.
Initial Term Loan
3.00% (1 Month LIBOR + 2.50%), due 4/1/28 (c)	1,736,875	1,709,375
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
2.207% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	1,973,472	1,938,690
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
2.957% (1 Month LIBOR + 2.50%), due 6/1/25 (c)	1,384,508	1,370,663
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
2.207% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	855,608	840,528
Iron Mountain Information Management LLC
Incremental Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 1/2/26 (c)	1,800,000	1,769,999
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan B1
TBD, due 6/11/28	1,500,000	1,470,000
First Lien Initial Term Loan
2.709% (1 Month LIBOR + 2.50%), due 2/1/27 (c)	2,290,057	2,229,125
Red Ventures LLC (c)
First Lien Term Loan B2
2.957% (1 Month LIBOR + 2.50%), due 11/8/24	979,999	966,769
First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24	1,975,000	1,954,016
WP CPP Holdings LLC
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 4/30/25 (c)	987,777	934,931
		20,549,994

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 2.1%
Applied Systems, Inc. (c)
First Lien Closing Date Term Loan 3.50%-5.50%
(3 Month LIBOR + 2.00%, 3 Month LIBOR + 3.00%), due 9/19/24	$ 2,536,197	$ 2,517,175
Second Lien 2021 Term Loan
6.506% (3 Month LIBOR + 5.50%), due 9/19/25	445,140	442,010
Blackhawk Network Holdings, Inc.
First Lien Term Loan
3.457% (1 Month LIBOR + 3.00%), due 6/15/25 (c)	1,952,217	1,913,173
Brightview Landscapes LLC
First Lien 2018 Initial Term Loan
3.00% (1 Month LIBOR + 2.50%), due 8/15/25 (c)	1,083,449	1,068,214
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (c)	1,392,122	1,383,421
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan 4.75%-4.983%
(1 Month LIBOR + 4.00%), due 12/1/27 (c)	1,422,516	1,419,256
IRI Holdings, Inc.
First Lien Initial Term Loan
4.707% (1 Month LIBOR + 4.25%), due 12/1/25 (c)	3,151,873	3,136,114
MKS Instruments, Inc.
Tranche Term Loan B6
2.207% (1 Month LIBOR + 1.75%), due 2/2/26 (c)	687,289	679,557
Monitronics International, Inc.
Term Loan
8.75% (1 Month LIBOR + 7.50%), due 3/29/24 (c)(d)	939,273	764,333
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (c)	2,699,163	2,682,293
Verint Systems, Inc.
Refinancing Term Loan
2.455% (1 Month LIBOR + 2.00%), due 6/28/24 (c)	588,235	581,618
Verscend Holding Corp.
Term Loan B1
4.457% (1 Month LIBOR + 4.00%), due 8/27/25 (c)	1,047,083	1,041,847
		17,629,011
Ecological 0.2%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (c)	2,026,509	2,016,014
Electronics 8.8%
Avast Software BV
Initial Dollar Term Loan
2.756% (3 Month LIBOR + 1.75%), due 3/22/28 (c)	190,000	187,942

	Principal Amount	Value
Loan Assignments
Electronics
Barracuda Networks, Inc.
First Lien 2020 Term Loan
4.733% (3 Month LIBOR + 3.75%), due 2/12/25 (c)	$ 1,929,313	$ 1,918,702
Camelot U.S. Acquisition 1 Co. (c)
Initial Term Loan
3.457% (1 Month LIBOR + 3.00%), due 10/30/26	1,849,533	1,819,940
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	1,234,375	1,220,797
Castle U.S. Holding Corp. (c)
Initial Dollar Term Loan
4.207% (1 Month LIBOR + 3.75%), due 1/29/27	1,419,976	1,370,572
Dollar Term Loan B2
4.457% (1 Month LIBOR + 4.00%), due 1/29/27	2,479,167	2,392,912
Commscope, Inc.
Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 4/6/26 (c)	4,203,466	4,091,813
CoreLogic, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 6/2/28 (c)	4,477,500	4,400,263
DCert Buyer, Inc.
First Lien Initial Term Loan
4.457% (1 Month LIBOR + 4.00%), due 10/16/26 (c)	2,453,703	2,433,985
Diebold Nixdorf, Inc.
New Dollar Term Loan B
3.063% (1 Month LIBOR + 2.75%), due 11/6/23 (c)	632,133	618,700
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
4.756% (3 Month LIBOR + 3.75%), due 11/9/27 (c)	1,975,000	1,949,489
Epicor Software Corp.
Term Loan C
4.00% (1 Month LIBOR + 3.25%), due 7/30/27 (c)	3,055,668	3,028,237
Flexera Software LLC
First Lien Term Loan B1
4.50% (3 Month LIBOR + 3.75%), due 3/3/28 (c)	2,389,129	2,356,278
Gainwell Acquisition Corp.
First Lien Term Loan B
5.006% (3 Month LIBOR + 4.00%), due 10/1/27 (c)	519,737	515,839
Generation Bridge LLC (c)
Term Loan B
6.006% (3 Month LIBOR + 5.00%), due 12/1/28	1,465,714	1,462,050
Term Loan C
6.006% (3 Month LIBOR + 5.00%), due 12/1/28 (d)(e)	30,612	30,536
Go Daddy Operating Co. LLC
Tranche Term Loan B2
2.199% (1 Month LIBOR + 1.75%), due 2/15/24 (c)	1,169,915	1,161,768
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
5.25% (3 Month LIBOR + 3.75%), due 3/11/28 (c)	497,143	491,964

	Principal Amount	Value
Loan Assignments
Electronics
Hyland Software, Inc. (c)
First Lien 2018 Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24	$ 3,545,364	$ 3,523,205
Second Lien 2021 Refinancing Term Loan
7.00% (1 Month LIBOR + 6.25%), due 7/7/25	535,333	531,318
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
5.207% (1 Month LIBOR + 4.75%), due 4/1/28 (c)	992,500	983,350
MA FinanceCo. LLC
Tranche Term Loan B4
5.25% (3 Month LIBOR + 4.25%), due 6/5/25 (c)(d)	490,446	485,133
MH Sub I LLC (c)
First Lien Amendment No. 2 Initial Term Loan
3.957% (1 Month LIBOR + 3.50%), due 9/13/24	3,000,876	2,962,828
First Lien 2020 June New Term Loan
4.75% (1 Month LIBOR + 3.75%), due 9/13/24	2,075,891	2,052,969
Misys Ltd. (c)
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 3.50%), due 6/13/24	2,651,037	2,612,928
Second Lien Dollar Term Loan
8.25% (3 Month LIBOR + 7.25%), due 6/13/25	900,000	883,350
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
4.30% (3 Month LIBOR + 4.00%), due 4/26/24 (c)	2,000,801	1,985,295
Project Leopard Holdings, Inc. (c)
2018 Repricing Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24	1,078,060	1,071,322
2019 Incremental Term Loans
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (d)	973,866	967,779
Proofpoint, Inc.
First Lien Initial Term Loan
3.758% (3 Month LIBOR + 3.25%), due 8/31/28 (c)	2,493,750	2,463,748
Rocket Software, Inc. (c)
First Lien Initial Term Loan
4.707% (1 Month LIBOR + 4.25%), due 11/28/25	873,000	859,905
First Lien 2021 Dollar Term Loan
4.75% (1 Month LIBOR + 4.25%), due 11/28/25	1,488,750	1,465,302
Seattle SpinCo, Inc.
Initial Term Loan
3.207% (1 Month LIBOR + 2.75%), due 6/21/24 (c)	947,619	933,405
Sharp Midco LLC
First Lien Initial Term Loan
5.006% (3 Month LIBOR + 4.00%), due 12/31/28 (c)	1,800,000	1,786,500
SS&C Technologies Holdings, Inc. (c)
Term Loan B3
2.207% (1 Month LIBOR + 1.75%), due 4/16/25	630,817	620,882
Term Loan B4
2.207% (1 Month LIBOR + 1.75%), due 4/16/25	512,084	504,019

	Principal Amount	Value
Loan Assignments
Electronics
SS&C Technologies Holdings, Inc. (c)
Term Loan B5
2.207% (1 Month LIBOR + 1.75%), due 4/16/25	$ 1,905,240	$ 1,876,185
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
4.11% (3 Month LIBOR + 3.50%), due 3/5/27 (c)	2,015,622	1,994,206
ThoughtWorks, Inc.
Incremental Term Loan
3.25% (1 Month LIBOR + 2.75%), due 3/24/28 (c)	426,168	419,642
TIBCO Software, Inc. (c)
Term Loan B3
4.21% (1 Month LIBOR + 3.75%), due 6/30/26	2,962,349	2,939,391
Second Lien Term Loan
7.71% (1 Month LIBOR + 7.25%), due 3/3/28	400,000	398,700
Trader Corp.
First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23 (c)	2,283,126	2,260,295
UKG, Inc.
First Lien Initial Term Loan
4.756% (3 Month LIBOR + 3.75%), due 5/4/26 (c)	1,706,250	1,699,140
Vertiv Group Corp.
Term Loan B
2.991% (1 Month LIBOR + 2.75%), due 3/2/27 (c)	1,965,150	1,909,061
VS Buyer LLC
Initial Term Loan
3.457% (1 Month LIBOR + 3.00%), due 2/28/27 (c)	980,000	970,200
WEX, Inc.
Term Loan B
2.707% (1 Month LIBOR + 2.25%), due 3/31/28 (c)	990,000	977,006
		73,588,851
Energy (Electricity) 0.1%
Covanta Holding Corp. (c)
Initial Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 11/30/28	558,188	554,699
Initial Term Loan C
3.00% (1 Month LIBOR + 2.50%), due 11/30/28	41,812	41,551
		596,250
Entertainment 1.4%
Alterra Mountain Co.
Term Loan B2
4.00% (1 Month LIBOR + 3.50%), due 8/17/28 (c)	3,389,672	3,350,125
Fertitta Entertainment LLC
Initial Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 1/27/29 (c)	2,250,000	2,234,403

	Principal Amount	Value
Loan Assignments
Entertainment
Formula One Management Ltd.
USD Facility Term Loan B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24 (c)	$ 2,568,089	$ 2,546,902
J&J Ventures Gaming LLC
Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 4/26/28 (c)	3,980,000	3,935,225
		12,066,655
Finance 6.2%
AAdvantage Loyality IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (c)	1,400,000	1,416,001
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (c)(d)(e)	397,561	373,707
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
4.50% (1 Month LIBOR + 4.00%), due 2/16/28 (c)	2,269,531	2,249,673
AlixPartners LLP
Initial Dollar Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/4/28 (c)	1,485,000	1,460,869
Blue Tree Holdings, Inc.
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 3/4/28 (c)	495,000	481,388
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
4.756% (3 Month LIBOR + 3.75%), due 10/2/25 (c)	2,259,983	2,244,062
Brand Energy & Infrastructure Services, Inc.
Initial Term Loan 5.25%-5.256%
(3 Month LIBOR + 4.25%), due 6/21/24 (c)	1,644,239	1,566,595
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C
5.25% (0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	197,829	187,279
Colouroz Investment 2 LLC GmbH
First Lien Initial Term Loan B2
5.25% (0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	1,196,706	1,132,886
Covia Holdings LLC
Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26 (c)	709,736	695,985
CPC Acquisition Corp.
First Lien Initial Term Loan
4.756% (3 Month LIBOR + 3.75%), due 12/29/27 (c)	1,980,000	1,930,500
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27 (c)	982,500	977,096
Endurance International Group Holdings, Inc.
Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 2/10/28 (c)	3,875,271	3,749,325

	Principal Amount	Value
Loan Assignments
Finance
Greenrock Finance, Inc.
First Lien Initial USD Term Loan B
4.506% (3 Month LIBOR + 3.50%), due 6/28/24 (c)(d)	$ 959,953	$ 947,234
LBM Acquisition LLC
First Lien Initial Term Loan
4.50%, due 12/17/27	847,398	826,478
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
4.506% (3 Month LIBOR + 3.50%), due 9/29/27 (c)	792,030	785,100
Minimax Viking GmbH
Facility Term Loan B1C
3.25% (1 Month LIBOR + 2.50%), due 7/31/25 (c)	2,172,686	2,142,811
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.457% (1 Month LIBOR + 2.00%), due 9/19/26 (c)	482,613	479,998
Onex TSG Intermediate Corp.
Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 2/28/28 (c)	992,500	982,575
Park River Holdings, Inc.
First Lien Initial Term Loan
4.217% (3 Month LIBOR + 3.25%), due 12/28/27 (c)	1,323,329	1,292,313
Peraton Corp.
First Lien Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/1/28 (c)	5,443,830	5,387,448
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
4.508% (3 Month LIBOR + 4.00%), due 6/22/26 (c)	2,084,250	2,052,986
PODS LLC
Initial Term Loan
3.75% (3 Month LIBOR + 3.00%), due 3/31/28 (c)	2,970,075	2,934,434
Potters Industries LLC
Initial Term Loan
5.006% (3 Month LIBOR + 4.00%), due 12/14/27 (c)	792,000	788,040
RealPage, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 4/24/28 (c)	2,371,927	2,343,167
Spa Holdings 3 Oy
USD Facility Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 2/4/28 (c)	792,030	771,239
Triton Water Holdings, Inc.
First Lien Initial Term Loan
4.506% (3 Month LIBOR + 3.50%), due 3/31/28 (c)	3,210,727	3,128,452
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (c)	1,069,200	1,034,451
WCG Purchaser Corp.
First Lien Initial Term Loan
5.006% (3 Month LIBOR + 4.00%), due 1/8/27 (c)	2,255,284	2,243,067

	Principal Amount	Value
Loan Assignments
Finance
WildBrain Ltd.
Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 3/24/28 (c)	$ 3,608,550	$ 3,572,464
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
3.756% (3 Month LIBOR + 2.75%), due 3/24/28 (c)	2,223,200	2,196,799
		52,374,422
Healthcare 1.9%
AHP Health Partners, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 8/24/28 (c)	852,857	844,329
Chariot Buyer LLC
First Lien Initial Term Loan
4.506% (3 Month LIBOR + 3.50%), due 11/3/28 (c)	4,788,000	4,720,968
CHG Healthcare Services, Inc.
First Lien Initial Term Loan 4.506%-4.999%
(3 Month LIBOR + 3.50%), due 9/29/28 (c)	1,293,500	1,280,834
ICU Medical, Inc.
Tranche Term Loan B
3.15% (3 Month LIBOR + 2.50%), due 1/8/29 (c)	600,000	597,500
LSCS Holdings, Inc.
First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.50%), due 12/16/28 (c)	698,250	688,358
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 11/1/28 (c)	432,000	427,680
Medline Borrower LP
Initial Dollar Term Loan
3.75% (1 Month LIBOR + 3.25%), due 10/23/28 (c)	2,100,000	2,076,608
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.25%), due 10/1/28 (c)	3,482,500	3,452,571
WP CityMD Bidco LLC
Second Amendment Refinancing Term Loan
3.75% (3 Month LIBOR + 3.25%), due 12/22/28 (c)	2,166,667	2,151,771
		16,240,619
Healthcare & Pharmaceuticals 1.6%
Bausch Health Cos., Inc.
Term Loan B
TBD, due 1/27/27	1,500,000	1,484,196
Initial Term Loan
3.209% (1 Month LIBOR + 3.00%), due 6/2/25 (c)	3,990,130	3,951,473
Carestream Dental Technology Parent Ltd. (c)
First Lien Initial Term Loan
4.256% (3 Month LIBOR + 3.25%), due 9/1/24	955,000	925,555

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Carestream Dental Technology Parent Ltd. (c)
First Lien Tranche Term Loan B
5.00% (1 Month LIBOR + 4.50%), due 9/1/24	$ 332,500	$ 329,175
Embecta Corp.
Term Loan B
TBD, due 1/26/29	619,565	610,891
Owens & Minor, Inc.
Facility Term Loan B-1
TBD, due 3/29/29	1,000,000	995,000
Pediatric Associates Holding Co. LLC
Amendment No. 1 Incremental Term Loan
3.75% (1 Month LIBOR + 3.25%), due 12/29/28 (c)	1,389,474	1,365,158
Physician Partners LLC
Initial Term Loan
4.50% (1 Month LIBOR + 4.00%), due 12/23/28 (c)	1,125,000	1,110,938
Team Health Holdings, Inc.
Extended Term Loan
6.25% (1 Month LIBOR + 5.25%), due 3/2/27 (c)	2,521,362	2,392,929
		13,165,315
Healthcare, Education & Childcare 6.4%
Agiliti Health, Inc.
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 1/4/26 (c)	873,000	866,453
Akorn Operating Co. LLC
Term Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25 (c)	55,191	54,961
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
6.26% (3 Month LIBOR + 5.25%), due 12/31/23 (c)	1,235,575	1,149,085
Amneal Pharmaceuticals LLC
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/4/25 (c)	3,135,295	3,082,387
athenahealth Group, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 2/15/29 (c)	4,275,362	4,224,592
Auris Luxembourg III SARL
Facility Term Loan B2
4.207% (1 Month LIBOR + 3.75%), due 2/27/26 (c)	1,146,981	1,114,006
Avantor Funding, Inc.
Initial Dollar Term Loan B4
2.50% (1 Month LIBOR + 2.00%), due 11/21/24 (c)	181,217	179,688
Carestream Health, Inc. (c)
Second Lien 2023 Extended Term Loan
5.506% (8.00% PIK) (3 Month LIBOR + 4.50%), due 8/8/23 (f)	1,606,356	1,445,720
First Lien 2023 Extended Term Loan
7.756% (3 Month LIBOR + 6.75%), due 5/8/23	1,801,370	1,773,787

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
DaVita, Inc.
Tranche Term Loan B1
2.207% (1 Month LIBOR + 1.75%), due 8/12/26 (c)	$ 1,696,518	$ 1,681,850
Ecovyst Catalyst Technologies LLC
Initial Term Loan
3.00% (3 Month LIBOR + 2.50%), due 6/9/28 (c)	1,786,500	1,761,489
Elanco Animal Health, Inc.
Term Loan
1.981% (1 Month LIBOR + 1.75%), due 8/1/27 (c)	1,511,240	1,485,064
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
5.75% (1 Month LIBOR + 5.00%), due 3/27/28 (c)	1,483,015	1,383,838
Envision Healthcare Corp.
Initial Term Loan
4.207% (1 Month LIBOR + 3.75%), due 10/10/25 (c)	1,814,063	1,207,647
eResearchTechnology, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27 (c)	1,970,940	1,959,236
FC Compassus LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 12/31/26 (c)(d)	2,051,156	2,010,133
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
2.457% (1 Month LIBOR + 2.00%), due 11/15/27 (c)	925,556	907,173
HCA, Inc.
Tranche Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 6/30/28 (c)	595,500	593,862
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
2.25% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	660,000	652,905
Insulet Corp.
Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 5/4/28 (c)	1,389,500	1,374,448
Journey Personal Care Corp.
Initial Term Loan
5.256% (3 Month LIBOR + 4.25%), due 3/1/28 (c)	992,500	942,255
LifePoint Health, Inc.
First Lien Term Loan B
4.197% (1 Month LIBOR + 3.75%), due 11/16/25 (c)	3,376,733	3,352,347
Mallinckrodt International Finance SA
2017 Term Loan B
6.00% (3 Month LIBOR + 5.25%), due 9/24/24 (c)(g)(h)	964,650	880,243
National Mentor Holdings, Inc. (c)
First Lien Initial Term Loan 4.50%-4.76%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	1,562,260	1,510,315
First Lien Initial Term Loan C
4.76% (3 Month LIBOR + 3.75%), due 3/2/28	49,563	47,915

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Organon & Co.
Dollar Term Loan
3.563% (3 Month LIBOR + 3.00%), due 6/2/28 (c)	$ 2,646,625	$ 2,627,601
Ortho-Clinical Diagnostics, Inc.
Second Amendment New Term Loan
3.235% (1 Month LIBOR + 3.00%), due 6/30/25 (c)	2,610,690	2,598,861
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
4.256% (3 Month LIBOR + 3.25%), due 3/3/28 (c)	1,980,000	1,958,715
Raptor Acquisition Corp.
First Lien Term Loan B
4.934% (3 Month LIBOR + 4.00%), due 11/1/26 (c)	1,246,875	1,237,523
Select Medical Corp.
Tranche Term Loan B
2.71% (1 Month LIBOR + 2.25%), due 3/6/25 (c)	3,048,392	3,008,381
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
3.207% (1 Month LIBOR + 2.75%), due 6/27/25 (c)(d)	481,250	477,240
Sunshine Luxembourg VII SARL
Facility Term Loan B3
4.756% (3 Month LIBOR + 3.75%), due 10/1/26 (c)	6,446,555	6,396,195
		53,945,915
High Tech Industries 1.2%
Altar BidCo, Inc.
First Lien Initial Term Loan
3.85% (1 Month LIBOR + 3.35%), due 2/1/29 (c)	1,875,000	1,847,657
AP Gaming I LLC
Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 2/15/29 (c)	2,916,667	2,858,333
NAB Holdings LLC
Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 11/23/28 (c)	1,795,500	1,766,323
Scientific Games Corp.
Term Loan
TBD, due 2/4/29	1,730,769	1,712,380
Trans Union LLC
2021 Incremental Term Loan B6
2.75% (1 Month LIBOR + 2.25%), due 12/1/28 (c)	1,563,242	1,548,391
		9,733,084
Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
Serta Simmons Bedding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23 (c)	2,486,889	1,486,692

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 4.1%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
4.207% (1 Month LIBOR + 3.75%), due 2/2/26 (c)	$ 2,687,421	$ 2,633,673
Caesars Resort Collection LLC (c)
Term Loan B
3.207% (1 Month LIBOR + 2.75%), due 12/23/24	2,369,475	2,355,035
Term Loan B1
3.957% (1 Month LIBOR + 3.50%), due 7/21/25	1,034,250	1,027,355
Churchill Downs, Inc.
Facility Term Loan B
2.46% (1 Month LIBOR + 2.00%), due 12/27/24 (c)	1,922,236	1,897,006
Entain plc
USD Facility Term Loan B
3.743% (6 Month LIBOR + 2.25%), due 3/29/27 (c)	1,276,071	1,256,930
Everi Holdings, Inc.
Term Loan B 3.00%-3.008%
(1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 8/3/28 (c)	1,470,362	1,458,875
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.209% (1 Month LIBOR + 2.00%), due 11/30/23 (c)	1,431,978	1,426,097
Golden Entertainment, Inc.
First Lien Facility Term Loan B
3.75% (1 Month LIBOR + 3.00%), due 10/21/24 (c)	1,295,337	1,278,336
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
2.207% (1 Month LIBOR + 1.75%), due 6/22/26 (c)	235,804	232,857
Oceankey U.S. II Corp.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/15/28 (c)	1,000,000	988,333
PCI Gaming Authority
Facility Term Loan B
2.957% (1 Month LIBOR + 2.50%), due 5/29/26 (c)	2,449,126	2,425,859
Penn National Gaming, Inc.
Facility Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25 (c)	1,027,863	1,019,970
Scientific Games International, Inc.
Initial Term Loan B5
3.207% (1 Month LIBOR + 2.75%), due 8/14/24 (c)	4,243,953	4,219,788
Station Casinos LLC
Facility Term Loan B1
2.71% (1 Month LIBOR + 2.25%), due 2/8/27 (c)	1,627,297	1,602,887
Travel + Leisure Co.
Term Loan B
2.707% (1 Month LIBOR + 2.25%), due 5/30/25 (c)	1,937,292	1,896,125
UFC Holdings LLC
First Lien Term Loan B3
3.50% (3 Month LIBOR + 2.75%), due 4/29/26 (c)	4,123,417	4,075,309

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Whatabrands LLC
Initial Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 8/3/28 (c)	$ 1,995,000	$ 1,968,566
Wyndham Hotels & Resorts, Inc.
Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 5/30/25 (c)	2,419,792	2,394,082
		34,157,083
Insurance 4.1%
Acrisure LLC (c)
First Lien 2020 Term Loan
3.957% (1 Month LIBOR + 3.50%), due 2/15/27	2,999,213	2,946,727
First Lien 2021-2 Additional Term Loan
4.75% (1 Month LIBOR + 4.25%), due 2/15/27	1,047,375	1,041,484
Alliant Holdings Intermediate LLC
New Term Loan B4
4.00% (1 Month LIBOR + 3.50%), due 11/5/27 (c)	1,990,000	1,974,719
AmWINS Group, Inc.
Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/19/28 (c)	1,975,009	1,941,062
AssuredPartners, Inc.
2020 February Refinancing Term Loan
3.957% (1 Month LIBOR + 3.50%), due 2/12/27 (c)	3,149,030	3,106,714
Asurion LLC (c)
New Term Loan B7
3.457% (1 Month LIBOR + 3.00%), due 11/3/24	1,435,774	1,415,734
Replacement Term Loan B6
3.582% (1 Month LIBOR + 3.13%), due 11/3/23	888,306	882,088
New Term Loan B8
3.707% (1 Month LIBOR + 3.25%), due 12/23/26	987,500	964,752
New Term Loan B9
3.707% (1 Month LIBOR + 3.25%), due 7/31/27	495,000	484,172
Second Lien New Term Loan B3
5.707% (1 Month LIBOR + 5.25%), due 1/31/28	300,000	293,687
Second Lien New Term Loan B4
5.707% (1 Month LIBOR + 5.25%), due 1/20/29	2,500,000	2,442,500
Broadstreet Partners, Inc. (c)
2020 Initial Term Loan
3.457% (1 Month LIBOR + 3.00%), due 1/27/27	2,509,147	2,465,864
Tranche Term Loan B2
3.75% (1 Month LIBOR + 3.25%), due 1/27/27	696,500	685,399
Hub International Ltd. (c)
Initial Term Loan
3.267% (3 Month LIBOR + 3.00%), due 4/25/25	1,400,784	1,383,274
Incremental Term Loan B3
4.00% (3 Month LIBOR + 3.25%), due 4/25/25	2,979,899	2,957,550

	Principal Amount	Value
Loan Assignments
Insurance
NFP Corp.
Closing Date Term Loan
3.707% (1 Month LIBOR + 3.25%), due 2/15/27 (c)	$ 1,924,380	$ 1,886,492
Ryan Specialty Group LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 9/1/27 (c)	985,000	976,792
Sedgwick Claims Management Services, Inc. (c)
Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 12/31/25	2,917,459	2,884,637
2019 Term Loan
4.207% (1 Month LIBOR + 3.75%), due 9/3/26	972,500	965,554
USI, Inc.
2017 New Term Loan
4.006% (3 Month LIBOR + 3.00%), due 5/16/24 (c)	2,865,000	2,844,157
		34,543,358
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
2.457% (1 Month LIBOR + 2.00%), due 5/24/27 (c)	2,276,204	2,231,249
Creative Artists Agency LLC
Closing Date Term Loan
4.207% (1 Month LIBOR + 3.75%), due 11/27/26 (c)	1,466,250	1,458,918
Fitness International LLC (c)
Term Loan A
4.256% (3 Month LIBOR + 3.25%), due 1/8/25	1,131,562	1,045,281
Term Loan B
4.256% (3 Month LIBOR + 3.25%), due 4/18/25	270,764	249,780
Lions Gate Capital Holdings LLC
Term Loan B
2.707% (1 Month LIBOR + 2.25%), due 3/24/25 (c)	1,014,517	998,665
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
2.207% (1 Month LIBOR + 1.75%), due 8/29/25 (c)	1,313,765	1,276,542
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1 2.96%-3.21%
(1 Month LIBOR + 2.75%), due 5/18/25 (c)	2,610,867	2,563,002
		9,823,437
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.0%
Advanced Drainage Systems, Inc.
Initial Term Loan
2.481% (1 Month LIBOR + 2.25%), due 7/31/26 (c)	465,268	462,554
Brown Group Holdings LLC
Initial Term Loan
3.506% (3 Month LIBOR + 2.50%), due 6/7/28 (c)	1,161,727	1,139,945

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Columbus McKinnon Corp.
Initial Term Loan
3.813% (3 Month LIBOR + 2.75%), due 5/14/28 (c)	$ 1,433,061	$ 1,407,982
CPM Holdings, Inc. (c)
First Lien Initial Term Loan
3.731% (1 Month LIBOR + 3.50%), due 11/17/25	1,454,996	1,431,352
Second Lien Initial Term Loan
8.705% (1 Month LIBOR + 8.25%), due 11/16/26 (d)(e)	797,980	790,000
Husky Injection Molding Systems Ltd.
Initial Term Loan
3.354% (3 Month LIBOR + 3.00%), due 3/28/25 (c)	1,799,995	1,759,495
Welbilt, Inc.
2018 Term Loan B
2.957% (1 Month LIBOR + 2.50%), due 10/23/25 (c)	1,284,178	1,271,337
		8,262,665
Manufacturing 2.5%
ASP Blade Holdings, Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 4.00%), due 10/13/28 (c)	1,496,471	1,474,490
CP Atlas Buyer, Inc.
Term Loan B
4.25% (1 Month LIBOR + 3.75%), due 11/23/27 (c)	3,348,533	3,251,218
FCG Acquisitions, Inc.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 3/31/28 (c)	995,017	977,294
Filtration Group Corp. (c)
Initial Dollar Term Loan
3.209% (1 Month LIBOR + 3.00%), due 3/31/25	1,758,065	1,730,230
2021 Incremental Term Loan
4.00% (1 Month LIBOR + 3.50%), due 10/21/28	798,000	788,225
Idemia Group SAS
USD Facility Term Loan B3
5.506% (3 Month LIBOR + 4.50%), due 1/10/26 (c)	1,070,349	1,054,293
II-VI, Inc.
Term Loan B
TBD, due 12/8/28	2,750,000	2,711,041
LTI Holdings, Inc. (c)
First Lien Initial Term Loan
3.957% (1 Month LIBOR + 3.50%), due 9/6/25	1,060,242	1,035,061
First Lien Third Amendment Additional Term Loan
5.207% (1 Month LIBOR + 4.75%), due 7/24/26 (d)(e)	498,750	491,269
Madison IAQ LLC
Term Loan
4.524% (3 Month LIBOR + 3.25%), due 6/21/28 (c)	2,348,200	2,310,774
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/31/28 (c)	2,631,809	2,617,005

	Principal Amount	Value
Loan Assignments
Manufacturing
Standard Industries, Inc.
Initial Term Loan
3.788% (3 Month LIBOR + 2.50%), due 9/22/28 (c)	$ 1,065,953	$ 1,058,758
Weber-Stephen Products LLC
Initial Term Loan B
4.00% (1 Month LIBOR + 3.25%), due 10/30/27 (c)	292,111	282,325
Zurn LLC
First Lien Term Loan B
2.75% (1 Month LIBOR + 2.25%), due 10/4/28 (c)	847,875	842,046
		20,624,029
Media 2.1%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 9/1/28 (c)	1,250,000	1,239,732
Diamond Sports Group LLC
Second Lien Term Loan
3.445% (1 Month LIBOR + 3.25%), due 8/24/26 (c)	2,920,269	992,284
Directv Financing LLC
Closing Date Term Loan
5.75% (1 Month LIBOR + 5.00%), due 8/2/27 (c)	4,011,000	4,001,807
Gray Television, Inc. (c)
Term Loan C
2.955% (1 Month LIBOR + 2.50%), due 1/2/26	2,506,446	2,489,736
Term Loan D
3.455% (1 Month LIBOR + 3.00%), due 12/1/28	1,596,000	1,586,691
KKR Apple Bidco LLC
First Lien Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 9/22/28 (c)	2,364,075	2,329,600
Mission Broadcasting, Inc.
Term Loan B4
2.955% (1 Month LIBOR + 2.50%), due 6/2/28 (c)	597,000	591,683
Radiate Holdco LLC
Amendment No. 6 Term Loan
4.00% (1 Month LIBOR + 3.25%), due 9/25/26 (c)	4,084,871	4,045,480
		17,277,013
Mining, Steel, Iron & Non-Precious Metals 0.9%
American Rock Salt Co. LLC
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 6/9/28 (c)	1,247,714	1,232,118
Gates Global LLC
Initial Dollar Term Loan B3
3.25% (1 Month LIBOR + 2.50%), due 3/31/27 (c)	2,921,550	2,877,203
Graftech International Ltd.
Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 2/12/25 (c)	660,890	651,803

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
3.457% (1 Month LIBOR + 3.00%), due 9/20/24 (c)	$ 1,054,451	$ 1,037,316
U.S. Silica Co.
Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25 (c)	1,439,508	1,411,490
		7,209,930
Oil & Gas 1.7%
Buckeye Partners LP
2021 Tranche Term Loan B1
2.707% (1 Month LIBOR + 2.25%), due 11/1/26 (c)	1,347,629	1,336,799
ChampionX Corp.
Initial Term Loan
3.00% (1 Month LIBOR + 2.50%), due 5/9/25 (c)(d)	202,410	200,301
DT Midstream, Inc.
Initial Term Loan
2.50% (3 Month LIBOR + 2.00%), due 6/26/28 (c)	796,000	793,886
Fleet Midco I Ltd.
Facility Term Loan B
3.457% (1 Month LIBOR + 3.00%), due 10/7/26 (c)	1,218,750	1,206,562
GIP III Stetson I LP
Initial Term Loan
4.707% (1 Month LIBOR + 4.25%), due 7/18/25 (c)(d)	1,479,575	1,429,022
Keane Group Holdings LLC
Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 5/25/25 (c)	962,500	952,875
Lucid Energy Group II Borrower LLC
2021 Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 11/24/28 (c)	1,351,000	1,338,334
Medallion Midland Acquisition LLC
Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 10/18/28 (c)	576,056	569,432
Murphy Oil USA, Inc.
Tranche Term Loan B
2.25% (1 Month LIBOR + 1.75%), due 1/31/28 (c)	446,625	446,625
NorthRiver Midstream Finance LP
Initial Term Loan B
4.217% (3 Month LIBOR + 3.25%), due 10/1/25 (c)	1,158,000	1,145,386
Oryx Midstream Services Permian Basin LLC
Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 10/5/28 (c)	1,000,000	990,625
PES Holdings LLC
Tranche Term Loan C
8.00% (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/22 (c)(d)(f)(g)(h)	1,118,061	33,542
Prairie ECI Acquiror LP
Initial Term Loan
5.207% (1 Month LIBOR + 4.75%), due 3/11/26 (c)	1,185,525	1,156,310

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
Advance Term Loan
5.25% (3 Month LIBOR + 4.25%), due 9/27/24 (c)	$ 1,211,058	$ 1,204,498
Veritas U.S., Inc.
Dollar 2021 Term Loan B
6.00% (3 Month LIBOR + 5.00%), due 9/1/25 (c)	1,190,955	1,113,543
		13,917,740
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
5.50% (1 Month LIBOR + 5.00%), due 10/29/28 (c)	1,496,250	1,472,247
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 12/1/28 (c)	997,500	976,303
		2,448,550
Personal & Nondurable Consumer Products 1.4%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
TBD, due 12/21/28	2,380,000	2,340,333
Foundation Building Materials, Inc.
First Lien Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 1/31/28 (c)	744,375	728,371
Hunter Douglas Holding BV
Tranche Term Loan B1
4.00% (3 Month LIBOR + 3.50%), due 2/26/29 (c)	3,000,000	2,937,501
Leslie's Poolmart, Inc.
Initial Term Loan
3.019% (3 Month LIBOR + 2.50%), due 3/9/28 (c)	1,980,000	1,950,300
Michaels Cos., Inc. (The)
Term Loan B
5.256% (3 Month LIBOR + 4.25%), due 4/15/28 (c)	3,176,000	2,960,296
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (c)	765,000	762,131
Spectrum Brands, Inc.
2021 Term Loan
2.50% (3 Month LIBOR + 2.00%), due 3/3/28 (c)	99,000	97,329
		11,776,261
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
2.457% (1 Month LIBOR + 2.00%), due 1/15/27 (c)	1,696,401	1,673,076
Hercules Achievement, Inc.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/16/24 (c)	1,915,074	1,830,491

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only)
SRAM LLC
Initial Term Loan 3.25%-3.258%
(1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 5/18/28 (c)	$ 2,659,091	$ 2,623,637
		6,127,204
Personal Transportation 0.4%
First Student Bidco, Inc. (c)
Initial Term Loan B
3.983% (3 Month LIBOR + 3.00%), due 7/21/28	786,851	779,598
Initial Term Loan C
3.983% (3 Month LIBOR + 3.00%), due 7/21/28	291,177	288,492
Uber Technologies, Inc. (c)
2021 Incremental Term Loan
3.957% (1 Month LIBOR + 3.50%), due 4/4/25	1,723,146	1,715,760
2021 Refinancing Term Loan
3.957% (1 Month LIBOR + 3.50%), due 2/25/27	989,529	984,787
		3,768,637
Personal, Food & Miscellaneous Services 1.9%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
2.207% (1 Month LIBOR + 1.75%), due 11/19/26 (c)	2,137,520	2,090,494
Aramark Intermediate HoldCo Corp. (c)
U.S. Term Loan B3
2.207% (1 Month LIBOR + 1.75%), due 3/11/25	2,182,662	2,137,918
U.S. Term Loan B5
2.957% (1 Month LIBOR + 2.50%), due 4/6/28	1,402,972	1,381,928
Hayward Industries, Inc.
First Lien Refinancing Term Loan
3.00% (1 Month LIBOR + 2.50%), due 5/30/28 (c)	2,779,000	2,742,526
Hillman Group, Inc. (The) (c)
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 7/14/28	538,874	528,209
Initial Delayed Draw Term Loan
3.25% (1 Month LIBOR + 2.75%), due 7/14/28	10,326	10,121
IRB Holding Corp. (c)
2020 Replacement Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,410,987	2,386,375
2022 Replacement Term Loan B
3.75% (3 Month LIBOR + 3.00%), due 12/15/27	2,147,481	2,119,296
KFC Holding Co.
2021 Term Loan B
2.218% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	1,460,305	1,444,332
WW International, Inc.
Initial Term Loan
3.957% (1 Month LIBOR + 3.50%), due 4/13/28 (c)	1,682,000	1,520,528
		16,361,727

	Principal Amount	Value
Loan Assignments
Pharmaceuticals 0.1%
Padagis LLC
Term Loan B
5.25% (3 Month LIBOR + 4.75%), due 7/6/28 (c)	$ 1,129,412	$ 1,118,824
Printing & Publishing 0.8%
Getty Images, Inc.
Initial Dollar Term Loan
5.063% (3 Month LIBOR + 4.50%), due 2/19/26 (c)	1,455,509	1,443,865
Severin Acquisition LLC
First Lien Initial Term Loan
3.455% (1 Month LIBOR + 3.00%), due 8/1/25 (c)	1,945,023	1,922,330
Springer Nature Deutschland GmbH
Initial Term Loan B18
3.75% (3 Month LIBOR + 3.00%), due 8/14/26 (c)	3,062,584	3,041,146
		6,407,341
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC
Term Loan B4
2.306% (1 Month LIBOR + 2.00%), due 10/4/23 (c)	722,413	720,407
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
4.50% (1 Month LIBOR + 3.75%), due 3/6/28 (c)	3,374,965	3,358,091
Retail Store 1.6%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
2.387% (1 Month LIBOR + 2.00%), due 2/3/24 (c)	1,549,996	1,547,227
EG Group Ltd. (c)
USD Facility Term Loan B
4.224% (3 Month LIBOR + 4.00%), due 2/7/25	665,178	655,200
USD Additional Facility Term Loan
4.996% (3 Month LIBOR + 4.00%), due 2/7/25	1,440,031	1,418,430
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 10/19/27 (c)	3,833,738	3,747,479
PetSmart LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/11/28 (c)	1,393,000	1,385,339
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 6/1/28 (c)	2,421,700	2,336,941

	Principal Amount	Value
Loan Assignments
Retail Store
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
4.25% (1 Month LIBOR + 3.75%), due 10/19/27 (c)	$ 1,977,481	$ 1,952,146
		13,042,762
Services: Business 4.2%
ConnectWise LLC
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 9/29/28 (c)	1,396,500	1,385,328
Dun & Bradstreet Corp. (The) (c)
2022 Incremental Term Loan B2
3.56% (1 Month LIBOR + 3.25%), due 1/18/29	300,000	295,500
Initial Borrowing Term Loan
3.697% (1 Month LIBOR + 3.25%), due 2/6/26	2,915,600	2,886,444
Electron Bidco, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/1/28 (c)	1,666,667	1,646,667
GIP II Blue Holding LP
Initial Term Loan
5.506% (3 Month LIBOR + 4.50%), due 9/29/28 (c)	2,327,500	2,315,136
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
5.256% (3 Month LIBOR + 4.25%), due 8/19/28 (c)	3,033,000	3,015,939
ICON plc (c)
Lux Term Loan
3.313% (3 Month LIBOR + 2.25%), due 7/3/28	1,706,041	1,695,379
U.S. Term Loan
3.313% (3 Month LIBOR + 2.25%), due 7/3/28	425,061	422,405
Indy U.S. Bidco LLC
2021 Refinancing Dollar Term Loan
4.207% (1 Month LIBOR + 3.75%), due 3/6/28 (c)	1,485,038	1,471,115
Intrado Corp.
Initial Term Loan B
5.00% (3 Month LIBOR + 4.00%), due 10/10/24 (c)	1,490,103	1,357,590
Mercury Borrower, Inc.
First Lien Initial Term Loan
4.563% (3 Month LIBOR + 3.50%), due 8/2/28 (c)	4,788,000	4,749,097
Mitchell International, Inc. (c)
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 10/15/28	2,000,000	1,962,000
Second Lien Initial Term Loan
7.00% (3 Month LIBOR + 6.50%), due 10/15/29	1,200,000	1,184,500
MPH Acquisition Holdings LLC
Initial Term Loan
4.758% (3 Month LIBOR + 4.25%), due 9/1/28 (c)	2,493,750	2,418,937
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
4.25% (1 Month LIBOR + 3.75%), due 7/31/28 (c)	2,400,000	2,374,999

	Principal Amount	Value
Loan Assignments
Services: Business
PECF USS Intermediate Holding III Corp.
Initial Term Loan
4.758% (3 Month LIBOR + 4.25%), due 12/15/28 (c)	$ 997,500	$ 986,278
Phoenix Newco, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 11/15/28 (c)	1,500,000	1,486,875
Polaris Newco LLC
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 6/2/28 (c)	2,992,500	2,967,812
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
4.00% (1 Month LIBOR + 3.50%), due 5/30/26 (c)	744,375	736,001
		35,358,002
Software 3.4%
AppLovin Corp.
Amendment No. 6 New Term Loan
3.50% (1 Month LIBOR + 3.00%), due 10/25/28 (c)	1,197,000	1,186,339
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
4.25% (1 Month LIBOR + 3.75%), due 10/16/28 (c)	1,875,000	1,851,562
Informatica LLC
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 10/27/28 (c)	2,960,000	2,918,066
Magenta Buyer LLC
First Lien Initial Term Loan
5.75% (3 Month LIBOR + 5.00%), due 7/27/28 (c)	698,250	691,050
McAfee Corp.
Tranche Term Loan B1
4.50% (1 Month LIBOR + 4.00%), due 3/1/29 (c)	5,000,000	4,948,750
Nortonlifelock Inc.
Term Loan B
TBD, due 1/28/29	7,000,000	6,906,669
Ping Identity Corp.
Term Loan
4.25% (1 Month LIBOR + 3.75%), due 11/23/28 (c)	666,667	660,000
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 4.25%), due 2/1/29 (c)	2,812,500	2,765,793
Sophia LP
First Lien Term Loan B
4.256% (3 Month LIBOR + 3.25%), due 10/7/27 (c)	678,254	670,412
Sovos Compliance LLC
First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.50%), due 8/11/28 (c)	425,304	424,089
UKG, Inc. (c)
First Lien 2021-2 Incremental Term Loan
3.75% (3 Month LIBOR + 3.25%), due 5/4/26	3,891,810	3,856,367

	Principal Amount	Value
Loan Assignments
Software
UKG, Inc. (c)
Second Lien 2021 Incremental Term Loan
5.75% (3 Month LIBOR + 5.25%), due 5/3/27	$ 200,000	$ 198,208
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
4.75% (3 Month LIBOR + 4.00%), due 4/24/28 (c)	1,658,333	1,634,495
		28,711,800
Telecommunications 3.8%
Avaya, Inc.
Tranche Term Loan B2
4.397% (1 Month LIBOR + 4.00%), due 12/15/27 (c)	1,168,269	1,151,913
Azalea TopCo, Inc.
First Lien Initial Term Loan
3.799% (3 Month LIBOR + 3.50%), due 7/24/26 (c)	2,437,500	2,405,203
Cablevision Lightpath LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/30/27 (c)	1,488,694	1,466,735
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (c)	3,939,798	3,901,220
CSC Holdings LLC
September 2019 Initial Term Loan
2.897% (1 Month LIBOR + 2.50%), due 4/15/27 (c)	3,626,613	3,557,707
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (c)(d)	952,500	941,487
Frontier Communications Holdings LLC
Term Loan B
4.813% (3 Month LIBOR + 3.75%), due 5/1/28 (c)	2,128,500	2,089,655
Gogo Intermediate Holdings LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 4/30/28 (c)	2,979,987	2,953,913
Intelsat Jackson Holdings SA
Term Loan B
5.00% (3 Month LIBOR + 4.25%), due 2/1/29 (c)	997,500	980,460
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	1,500,000	1,470,804
Lumen Technologies, Inc.
Term Loan B
2.707% (1 Month LIBOR + 2.25%), due 3/15/27 (c)	2,680,738	2,606,600
Redstone HoldCo 2 LP
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/27/28 (c)	1,490,006	1,460,206
SBA Senior Finance II LLC
Initial Term Loan
2.21% (1 Month LIBOR + 1.75%), due 4/11/25 (c)	1,766,819	1,743,787

	Principal Amount	Value
Loan Assignments
Telecommunications
Telesat Canada
Term Loan B5
3.21% (1 Month LIBOR + 2.75%), due 12/7/26 (c)	$ 1,220,447	$ 907,707
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
3.457% (1 Month LIBOR + 3.00%), due 3/9/27 (c)	4,348,136	4,226,145
		31,863,542
Utilities 2.7%
Astoria Energy LLC
2020 Advance Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 12/10/27 (c)	665,814	656,659
Brookfield WEC Holdings, Inc.
First Lien 2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 8/1/25 (c)	2,905,681	2,849,878
Calpine Corp.
2019 Term Loan
2.46% (1 Month LIBOR + 2.00%), due 4/5/26 (c)	3,063,375	3,015,782
Compass Power Generation LLC
Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24 (c)	1,536,826	1,510,786
Constellation Renewables LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (c)	1,475,042	1,462,750
Edgewater Generation LLC
Term Loan
4.207% (1 Month LIBOR + 3.75%), due 12/13/25 (c)	3,194,826	2,939,239
Granite Generation LLC
Term Loan 4.75%-4.756%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (c)	3,160,499	3,027,758
Hamilton Projects Acquiror LLC
Term Loan
5.506% (3 Month LIBOR + 4.50%), due 6/17/27 (c)	2,456,250	2,405,079
PG&E Corp.
Term Loan
3.50% (1 Month LIBOR + 3.00%), due 6/23/25 (c)	1,719,375	1,695,734
Vistra Operations Co. LLC
2018 Incremental Term Loan 2.191%-2.207%
(1 Month LIBOR + 1.75%), due 12/31/25 (c)	3,108,324	3,074,133
		22,637,798
Total Loan Assignments (Cost $806,809,702)		789,804,579
Total Long-Term Bonds (Cost $834,975,691)		817,078,877

	Shares	Value
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,570	$ 2,344,079
Total Affiliated Investment Company (Cost $2,453,413)		2,344,079
Common Stocks 0.0% ‡
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (d)(e)(i)(j)	94,456	—
Millennium Corporate Trust (d)(e)(i)(j)	1,243	—
Millennium Lender Trust (d)(e)(i)(j)	1,324	—
		—
Metals & Mining 0.0% ‡
Ameriforge Group, Inc. (d)(e)(i)(j)	45,694	99,156
Total Common Stocks (Cost $1,573,379)		99,156

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp.
Expires 12/31/46 (d)(e)(i)(j)	57,684	53,069
Total Rights (Cost $47,301)		53,069

	Number of Warrants
Warrants 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires 8/5/23 (d)(e)(i)(j)	49	1
Health Care Providers & Services 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)(k)	22	0
Total Warrants (Cost $0)		1

Short-Term Investments 4.6%
U.S. Treasury Debt 4.6%
U.S. Treasury Bills (l)
0.019%, due 4/5/22	$ 1,150,000	1,149,983

		Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (l)
0.054%, due 4/12/22	$ 12,403,000	$ 12,402,470
0.132%, due 4/19/22	16,500,000	16,498,855
0.135%, due 4/26/22	8,000,000	7,999,271
0.163%, due 4/28/22	1,000,000	999,920
Total Short-Term Investments (Cost $39,050,831)		39,050,499
Total Investments (Cost $878,100,615)	102.3%	858,625,681
Other Assets, Less Liabilities	(2.3)	(19,405,053)
Net Assets	100.0%	$ 839,220,628

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(d)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $13,192,865, which represented 1.6% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, the total market value was $152,226, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(j)	Non-income producing security.
(k)	Less than $1.
(l)	Interest rate shown represents yield to maturity.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 27,274,298	$ —	$ 27,274,298
Loan Assignments	—	788,119,067	1,685,512	789,804,579
Total Long-Term Bonds	—	815,393,365	1,685,512	817,078,877
Affiliated Investment Company
Fixed Income Fund	2,344,079	—	—	2,344,079
Common Stocks	—	—	99,156	99,156
Rights	—	—	53,069	53,069
Warrants	—	—	1	1
Short-Term Investments
U.S. Treasury Debt	—	39,050,499	—	39,050,499
Total Investments in Securities	$ 2,344,079	$ 854,443,864	$ 1,837,738	$ 858,625,681

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.6%
Equity Funds 96.6%
IQ 50 Percent Hedged FTSE International ETF (a)	930,336	$ 21,957,046
IQ 500 International ETF (a)	1,356,292	42,750,460
IQ Candriam ESG International Equity ETF (a)	1,535,818	42,444,788
IQ Candriam ESG U.S. Equity ETF (a)	2,028,280	79,265,182
IQ Chaikin U.S. Large Cap ETF (a)	1,660,173	57,890,233
IQ Chaikin U.S. Small Cap ETF (a)	835,831	29,185,630
MainStay Epoch Capital Growth Fund Class I (a)	313,544	3,746,879
MainStay Epoch International Choice Fund Class I (a)	959,607	34,915,116
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,984,380	51,388,958
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,657,947	66,272,852
MainStay VP MacKay International Equity Portfolio Initial Class (a)	2,250,121	35,318,118
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	777,109	66,534,826
MainStay VP Small Cap Growth Portfolio Initial Class (a)	2,624,439	40,730,507
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,472,075	63,867,933
MainStay VP Wellington Growth Portfolio Initial Class (a)	2,055,315	72,711,687
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	2,953,453	44,634,938
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	2,723,168	35,363,331
MainStay VP Wellington U.S. Equity Portfolio Initial Class (a)	1,132,656	36,357,907
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,293,173	75,720,790
MainStay WMC Enduring Capital Fund Class R6 (a)	860,918	28,828,617
MainStay WMC International Research Equity Fund Class I (a)	4,805,471	35,400,947
MainStay WMC Value Fund Class R6 (a)	1,985,010	63,081,051
Total Affiliated Investment Companies (Cost $932,554,169)		1,028,367,796
Short-Term Investment 3.4%
Affiliated Investment Company 3.4%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	35,590,023	35,590,023
Total Short-Term Investment (Cost $35,590,023)	3.4%	35,590,023
Total Investments (Cost $968,144,192)	100.0%	1,063,957,819
Other Assets, Less Liabilities	0.0	160,997
Net Assets	100.0%	$ 1,064,118,816

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2022.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	5,067	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	689	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	3,569	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(44,052)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	10,554	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	20,105	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	5,221	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	30,571	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,599	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	6,686	—
						$ —

1.	As of March 31, 2022, cash in the amount $1,210,162 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,028,367,796	$ —	$ —	$ 1,028,367,796
Short-Term Investment
Affiliated Investment Company	35,590,023	—	—	35,590,023
Total Investments in Securities	$ 1,063,957,819	$ —	$ —	$ 1,063,957,819

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 43.5%
Asset-Backed Securities 4.2%
Automobile Asset-Backed Securities 1.0%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 745,000	$ 708,075
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,000,000	926,723
Series 2020-2A, Class A
2.02%, due 2/20/27	360,000	341,117
Series 2020-1A, Class A
2.33%, due 8/20/26	415,000	402,636
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	800,000	760,143
Ford Credit Auto Owner Trust (a)
Series 2020-2, Class A
1.06%, due 4/15/33	645,000	598,166
Series 2020-1, Class A
2.04%, due 8/15/31	580,000	560,174
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	530,000	551,770
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,295,000	1,164,716
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	492,587
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	278,261	275,965
		6,782,072
Credit Card Asset-Backed Security 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	700,000	675,915
Home Equity Asset-Backed Securities 0.2%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.647% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	908,758	894,699
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.557% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	129,488	85,751

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.557% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	$ 195,221	$ 77,810
		1,058,260
Other Asset-Backed Securities 2.9%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	577,198	510,558
Series 2019-1, Class B
3.85%, due 2/15/28	453,059	402,251
Series 2013-2, Class A
4.95%, due 1/15/23	716,549	714,551
American Tower Trust #1
3.07%, due 3/15/23 (a)	175,000	173,951
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	965,000	897,538
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	839,521	771,350
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,114,004	1,035,019
Series 2020-1, Class A1
1.69%, due 7/15/60	552,302	521,898
Series 2020-1, Class A2
1.99%, due 7/15/60	497,871	457,525
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	990,000	1,016,494
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	19,463	20,299
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	952,612	853,277
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	1,048,248	979,917
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	299,621	280,935
Series 2021-2, Class B
2.302%, due 12/17/26	566,141	519,974
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	1,500,000	1,407,791

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	$ 194,234	$ 189,046
Series 2020-EA, Class A
1.69%, due 5/15/69	360,236	345,967
Series 2021-EA, Class B
2.03%, due 12/16/69	1,380,000	1,207,084
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	620,115
Series 2021-1, Class B1
2.41%, due 10/20/61	645,000	608,515
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	764,323	698,568
Series 2021-SFR4, Class B
1.808%, due 5/17/38	670,000	612,195
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	1,050,000	970,735
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	269,178	257,917
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	723,187	626,612
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	491,909	508,252
Series 2010-1, Class A
6.25%, due 4/22/23	241,596	243,398
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	199,831	200,931
Series 2020-1, Class A
5.875%, due 10/15/27	743,810	769,908
Series 2007-1
6.636%, due 7/2/22	237,426	237,412
		18,659,983
Total Asset-Backed Securities (Cost $28,756,962)		27,176,230
Corporate Bonds 24.7%
Aerospace & Defense 0.3%
Boeing Co. (The)
3.75%, due 2/1/50	370,000	329,461

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Howmet Aerospace, Inc.
3.00%, due 1/15/29	$ 830,000	$ 757,894
L3Harris Technologies, Inc.
4.40%, due 6/15/28	810,000	842,353
		1,929,708
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	905,000	741,491
BAT International Finance plc
4.448%, due 3/16/28 (United Kingdom)	490,000	491,042
		1,232,533
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	600,000	604,500
5.75%, due 4/20/29	360,000	358,650
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	465,000	467,701
4.75%, due 10/20/28	900,000	906,891
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	795,000	828,788
		3,166,530
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	553,356
4.063%, due 11/1/24	780,000	777,652
4.125%, due 8/17/27	700,000	684,215
4.25%, due 9/20/22	305,000	306,879
General Motors Co.
6.125%, due 10/1/25	285,000	305,954
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	297,656
2.70%, due 6/10/31	850,000	748,443
3.45%, due 4/10/22	1,500,000	1,500,509
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24 (c)	810,000	757,526
1.85%, due 9/16/26	1,350,000	1,208,775
		7,140,965
Banks 6.8%
Bank of America Corp.
2.087%, due 6/14/29 (d)	715,000	653,112
2.496%, due 2/13/31 (d)	650,000	597,461
2.572%, due 10/20/32 (d)	510,000	463,418
3.384%, due 4/2/26 (d)	465,000	464,374
3.458%, due 3/15/25 (d)	1,425,000	1,433,597
3.705%, due 4/24/28 (d)	555,000	558,549

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
4.078%, due 4/23/40 (d)	$ 785,000	$ 805,996
4.20%, due 8/26/24	325,000	332,899
Series MM
4.30%, due 1/28/25 (d)(e)	916,000	870,200
Series DD
6.30%, due 3/10/26 (c)(d)(e)	735,000	781,636
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	925,000	865,269
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	625,000	587,500
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	885,000	789,871
BPCE SA
2.045%, due 10/19/27 (France) (a)(d)	530,000	487,549
Citigroup, Inc.
3.668%, due 7/24/28 (d)	430,000	430,095
3.70%, due 1/12/26	545,000	551,707
3.98%, due 3/20/30 (d)	565,000	573,616
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	840,000	786,975
5.30%, due 5/6/44	436,000	496,097
6.625%, due 6/15/32	190,000	229,613
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,035,000	912,960
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	930,000	843,910
Credit Suisse Group AG (Switzerland) (a)(d)
2.593%, due 9/11/25	1,265,000	1,222,002
3.091%, due 5/14/32	785,000	707,989
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	1,225,000	1,187,660
1.339% (SOFR + 1.219%), due 11/16/27 (b)	820,000	794,468
3.035%, due 5/28/32 (d)	255,000	229,154
First Horizon Bank
5.75%, due 5/1/30	815,000	921,412
First Horizon Corp.
4.00%, due 5/26/25	775,000	785,212
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	685,000	654,175
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	535,000	493,003
1.676% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	815,000	819,180
1.948%, due 10/21/27 (d)	610,000	566,903
1.992%, due 1/27/32 (d)	590,000	511,105
2.615%, due 4/22/32 (d)	425,000	386,266
2.908%, due 6/5/23 (d)	285,000	285,281
3.102%, due 2/24/33 (d)	385,000	362,896
3.625%, due 1/22/23	1,330,000	1,346,739

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
6.75%, due 10/1/37	$ 159,000	$ 200,363
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	970,000	970,393
JPMorgan Chase & Co.
1.315% (SOFR + 1.18%), due 2/24/28 (b)	845,000	844,459
2.182%, due 6/1/28 (d)	835,000	783,353
2.956%, due 5/13/31 (d)	475,000	444,456
Series HH
4.60%, due 2/1/25 (d)(e)	659,000	635,111
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	518,455
4.65%, due 3/24/26	1,075,000	1,099,741
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	820,000	727,805
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	550,000	533,251
Morgan Stanley
2.484%, due 9/16/36 (d)	715,000	613,001
2.511%, due 10/20/32 (d)	360,000	324,482
5.00%, due 11/24/25	1,150,000	1,212,238
6.25%, due 8/9/26	881,000	979,476
7.25%, due 4/1/32	100,000	128,505
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,516,614
Societe Generale SA (France) (a)(b)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	680,000	625,469
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	395,000	367,844
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	1,025,000	955,874
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	1,060,000	1,007,031
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)	525,000	475,125
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(c)(e)	770,000	712,250
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	760,000	747,471
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (Switzerland) (a)(b)(e)	1,005,000	907,013
Wachovia Corp.
5.50%, due 8/1/35	700,000	787,703
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	433,000	384,741
		44,292,073
Beverages 0.2%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	509,445

	Principal Amount	Value
Corporate Bonds
Beverages
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29 (Belgium)	$ 680,000	$ 737,239
		1,246,684
Building Materials 0.3%
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 1,515,000	1,662,477
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 745,000	735,092
Huntsman International LLC
4.50%, due 5/1/29	731,000	754,629
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	990,000	899,887
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	625,000	625,006
		3,014,614
Commercial Services 0.5%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	650,000	657,689
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	374,495
California Institute of Technology
3.65%, due 9/1/19	605,000	518,876
Cintas Corp. No. 2
3.70%, due 4/1/27	1,065,000	1,090,414
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	1,010,000	935,599
		3,577,073
Computers 0.6%
Apple, Inc.
2.75%, due 1/13/25	715,000	716,151
Dell International LLC
3.375%, due 12/15/41 (a)	885,000	743,838
4.90%, due 10/1/26	680,000	713,248
5.30%, due 10/1/29	318,000	346,381
8.10%, due 7/15/36	527,000	692,999
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	948,883
		4,161,500
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, due 10/29/26	665,000	615,093
3.30%, due 1/23/23	730,000	732,146

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
AerCap Ireland Capital DAC (Ireland)
4.625%, due 7/1/22	$ 415,000	$ 417,274
Air Lease Corp.
2.30%, due 2/1/25	1,215,000	1,168,673
2.75%, due 1/15/23	500,000	501,451
4.25%, due 9/15/24	420,000	425,065
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	745,000	681,675
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	313,558
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	495,000	450,450
8.00%, due 11/1/31	640,000	802,770
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	477,562
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	588,906
2.875%, due 2/15/25	1,040,000	998,586
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	1,130,000	1,042,436
4.50%, due 1/10/25	350,000	347,378
Capital One Financial Corp.
4.20%, due 10/29/25	165,000	168,771
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	346,875
3.875%, due 9/15/28	455,000	411,202
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)(c)	545,000	467,610
		10,957,481
Electric 1.7%
Alabama Power Co.
3.00%, due 3/15/52	865,000	741,180
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	658,350
Calpine Corp.
5.125%, due 3/15/28 (a)	535,000	509,630
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	450,000	472,879
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	596,033
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	853,186
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	905,000	849,343
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	818,962

	Principal Amount	Value
Corporate Bonds
Electric
Evergy, Inc.
5.292%, due 6/15/22 (f)	$ 500,000	$ 501,428
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	651,832
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	348,049
Public Service Electric and Gas Co.
3.00%, due 5/15/27	800,000	792,968
Southern California Edison Co.
Series E
3.70%, due 8/1/25	330,000	335,482
4.00%, due 4/1/47	520,000	499,632
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,475,000	1,268,262
Virginia Electric and Power Co.
2.95%, due 11/15/51	920,000	807,984
WEC Energy Group, Inc.
2.619% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	480,000	407,040
		11,112,240
Entertainment 0.1%
Magallanes, Inc.
4.279%, due 3/15/32 (a)	565,000	567,513
Environmental Control 0.2%
Republic Services, Inc.
4.75%, due 5/15/23	316,000	321,901
Stericycle, Inc.
3.875%, due 1/15/29 (a)	120,000	111,600
Waste Connections, Inc.
2.20%, due 1/15/32	460,000	411,030
Waste Management, Inc.
2.40%, due 5/15/23	810,000	809,437
		1,653,968
Food 0.4%
Kraft Heinz Foods Co.
5.00%, due 7/15/35	361,000	384,837
Nestle Holdings, Inc.
1.00%, due 9/15/27 (a)	695,000	625,208
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	505,386
Sysco Corp.
5.95%, due 4/1/30	352,000	408,310
Tyson Foods, Inc.
3.95%, due 8/15/24	965,000	983,593
		2,907,334

	Principal Amount	Value
Corporate Bonds
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	$ 450,000	$ 409,495
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	348,474
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	703,467
		1,461,436
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	543,850
Healthcare-Services 0.1%
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	605,000	536,644
Home Builders 0.0% ‡
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	375,000	329,212
Insurance 0.9%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,030,000	948,586
Equitable Holdings, Inc.
5.00%, due 4/20/48	830,000	887,280
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	430,397
Protective Life Corp.
8.45%, due 10/15/39	725,000	1,024,783
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	933,205
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	311,559
Willis North America, Inc.
2.95%, due 9/15/29	1,395,000	1,310,008
3.875%, due 9/15/49	185,000	168,231
		6,014,049
Internet 0.3%
Expedia Group, Inc.
3.25%, due 2/15/30	1,305,000	1,242,198
3.60%, due 12/15/23	480,000	483,969
3.80%, due 2/15/28	157,000	156,167

	Principal Amount	Value
Corporate Bonds
Internet
Expedia Group, Inc.
5.00%, due 2/15/26 (c)	$ 22,000	$ 23,038
6.25%, due 5/1/25 (a)	88,000	94,083
		1,999,455
Iron & Steel 0.2%
Vale Overseas Ltd.
6.25%, due 8/10/26 (Brazil)	1,070,000	1,174,539
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	695,000	693,433
5.75%, due 5/1/28 (a)	315,000	325,899
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	529,853
Marriott International, Inc.
3.60%, due 4/15/24	920,000	929,435
Series X
4.00%, due 4/15/28	685,000	686,094
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (f)	460,000	455,975
		3,620,689
Machinery-Diversified 0.1%
CNH Industrial Capital LLC
4.20%, due 1/15/24	545,000	555,819
Media 0.6%
Comcast Corp.
2.937%, due 11/1/56 (a)	753,000	621,619
DISH DBS Corp.
5.75%, due 12/1/28 (a)	905,000	856,356
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	480,000	528,367
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	955,000	894,042
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	340,000	345,637
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	355,000	373,753
		3,619,774
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,126,703

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
2.241% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	$ 1,295,000	$ 1,010,100
Oil & Gas 0.6%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	640,000	281,114
Marathon Petroleum Corp.
4.70%, due 5/1/25	675,000	701,442
5.125%, due 12/15/26	450,000	478,856
Occidental Petroleum Corp.
4.30%, due 8/15/39	230,000	217,350
Petrobras Global Finance BV
5.50%, due 6/10/51 (Brazil)	555,000	476,245
Southwestern Energy Co.
4.75%, due 2/1/32	590,000	589,262
Valero Energy Corp.
3.65%, due 12/1/51	690,000	608,937
6.625%, due 6/15/37	415,000	513,359
		3,866,565
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	84,840
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	850,000	841,500
		926,340
Pharmaceuticals 0.4%
Becton Dickinson and Co.
4.669%, due 6/6/47	635,000	691,657
CVS Health Corp.
4.78%, due 3/25/38	400,000	437,135
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	1,285,000	1,163,426
4.75%, due 5/9/27	545,000	523,173
		2,815,391
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	670,000	582,975
DT Midstream, Inc.
4.30%, due 4/15/32 (a)(h)	570,000	571,488
Energy Transfer LP
4.95%, due 6/15/28	415,000	435,849
5.35%, due 5/15/45	415,000	427,137
Enterprise Products Operating LLC
3.95%, due 1/31/60	595,000	553,171
4.20%, due 1/31/50	160,000	158,764

	Principal Amount	Value
Corporate Bonds
Pipelines
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	$ 865,000	$ 803,666
Hess Midstream Operations LP
4.25%, due 2/15/30 (a)	135,000	127,386
MPLX LP
2.65%, due 8/15/30	730,000	668,914
Spectra Energy Partners LP
4.75%, due 3/15/24	795,000	818,043
Targa Resources Corp.
4.20%, due 2/1/33	335,000	338,056
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	896,158
Western Midstream Operating LP
5.75%, due 2/1/50 (f)	350,000	341,250
		6,722,857
Real Estate 0.2%
Realogy Group LLC (a)
5.25%, due 4/15/30	555,000	510,600
5.75%, due 1/15/29	560,000	527,800
		1,038,400
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	825,000	812,077
American Tower Corp.
3.375%, due 10/15/26	705,000	695,592
3.60%, due 1/15/28	375,000	371,406
Digital Realty Trust LP
3.70%, due 8/15/27	660,000	664,032
Equinix, Inc.
1.25%, due 7/15/25	710,000	661,924
2.625%, due 11/18/24	740,000	729,419
GLP Capital LP
3.35%, due 9/1/24	505,000	501,887
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	580,699
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	720,000	705,600
Kilroy Realty LP
3.45%, due 12/15/24	720,000	719,893
Office Properties Income Trust
2.40%, due 2/1/27	565,000	502,546
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	688,700
4.375%, due 1/15/27	615,000	596,550
		8,230,325

	Principal Amount	Value
Corporate Bonds
Retail 1.0%
AutoNation, Inc.
4.75%, due 6/1/30	$ 1,040,000	$ 1,083,967
McDonald's Corp.
3.35%, due 4/1/23	1,085,000	1,098,448
Nordstrom, Inc. (c)
4.00%, due 3/15/27	640,000	616,480
4.25%, due 8/1/31	530,000	483,047
O'Reilly Automotive, Inc.
3.55%, due 3/15/26 (c)	1,000,000	1,006,221
QVC, Inc.
4.375%, due 9/1/28	1,120,000	1,021,858
Starbucks Corp.
4.45%, due 8/15/49	445,000	475,591
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	775,000	698,093
		6,483,705
Software 0.4%
Fiserv, Inc.
3.20%, due 7/1/26	205,000	203,936
MSCI, Inc.
3.25%, due 8/15/33 (a)	930,000	835,896
Oracle Corp.
3.65%, due 3/25/41	245,000	213,992
salesforce.com, Inc.
3.25%, due 4/11/23	510,000	516,351
3.70%, due 4/11/28	690,000	712,898
		2,483,073
Telecommunications 1.1%
Altice France SA
5.125%, due 7/15/29 (France) (a)	865,000	775,256
AT&T, Inc.
3.50%, due 9/15/53	795,000	697,568
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	1,050,000	989,625
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	1,158,750	1,183,079
T-Mobile US, Inc.
2.625%, due 2/15/29	990,000	903,603
3.50%, due 4/15/31 (a)	490,000	461,080
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	1,045,000	659,918

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
1.606% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	$ 660,000	$ 668,401
4.016%, due 12/3/29	830,000	861,417
		7,199,947
Total Corporate Bonds (Cost $168,392,405)		160,381,566
Foreign Government Bonds 1.3%
Brazil 0.4%
Brazil Government Bond
3.75%, due 9/12/31	965,000	870,913
4.625%, due 1/13/28	1,526,000	1,529,418
		2,400,331
Chile 0.5%
Chile Government Bond
2.55%, due 7/27/33	1,080,000	983,459
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	1,170,000	1,114,453
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	898,660
		2,996,572
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	605,281
4.50%, due 1/28/26	235,000	234,497
		839,778
Mexico 0.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	1,170,000	1,023,750
Mexico Government Bond
2.659%, due 5/24/31	277,000	252,125
3.75%, due 4/19/71	800,000	636,792
		1,912,667
Total Foreign Government Bonds (Cost $9,022,539)		8,149,348
Loan Assignments 0.6%
Containers, Packaging & Glass 0.2%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.705% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	1,247,263	1,228,165

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	$ 572,750	$ 569,171
Second Lien Initial Term Loan
9.25% (1 Month LIBOR + 8.50%), due 11/2/28	250,000	250,625
		819,796
Finance 0.2%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	1,242,722	1,227,498
Telecommunications 0.1%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	718,508	704,523
Total Loan Assignments (Cost $4,003,381)		3,979,982
Mortgage-Backed Securities 7.7%
Agency (Collateralized Mortgage Obligations) 2.4%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	580,504	579,830
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	675,429	114,561
REMIC, Series 5160, Class IO
3.00%, due 10/25/51 (i)	552,473	60,494
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	1,680,134	1,494,220
FNMA
REMIC, Series 2022-3, Class YS
2.451% (SOFR 30A + 2.55%), due 2/25/52 (b)(i)	4,285,000	175,931
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47 (i)	2,634,691	328,767
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	1,735,333	238,247
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	598,471	591,895
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (i)	2,322,920	366,769
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	361,852	359,452
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	1,820,332	262,280

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	$ 671,483	$ 683,432
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	804,904	813,124
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	768,327	786,224
FREMF Mortgage Trust
REMIC, Series 2017-K63, Class C
3.875%, due 2/25/50 (a)(j)	842,000	827,855
GNMA
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	807,184	690,314
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	1,120,030	996,295
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	791,817	700,312
REMIC, Series 2020-188, Class IO
2.00%, due 12/20/50 (i)	1,673,203	175,228
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (i)	2,839,601	406,182
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (i)	2,524,293	323,316
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51 (i)	3,048,916	441,741
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	2,547,814	363,163
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	2,692,801	373,558
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51 (i)	1,859,304	266,035
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51 (i)	2,494,129	371,920
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (i)	2,302,347	355,003
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (i)	2,829,652	443,466
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	1,546,711	224,507
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,514,057	1,503,669
		15,317,790
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (k)	750,000	707,825

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF3, Class AS
2.748%, due 10/15/54	$ 930,000	$ 866,335
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (j)	600,000	595,799
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.802% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	29,016	27,711
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	885,645
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
1.086% (1 Month LIBOR + 0.688%), due 10/15/38 (b)	580,699	568,332
Series 2021-VOLT, Class C
1.497% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	970,000	930,735
Series 2021-ACNT, Class D
2.247% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	1,075,000	1,055,898
Series 2021-VOLT, Class E
2.397% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	770,000	740,764
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	1,065,000	973,762
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	550,059	521,939
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	125,000	112,072
BX Trust (a)
Series 2021-LBA, Class AV
1.197% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	820,000	802,535
Series 2021-ARIA, Class E
2.642% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	1,400,000	1,363,157
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	194,272
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	580,000	538,211
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
1.047% (1 Month LIBOR + 0.65%), due 8/15/36	255,000	247,956
Series 2021-FILM, Class B
1.297% (1 Month LIBOR + 0.90%), due 8/15/36	535,000	516,247
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
2.097% (1 Month LIBOR + 1.70%), due 7/15/38	969,036	955,043
Series 2021-ESH, Class D
2.647% (1 Month LIBOR + 2.25%), due 7/15/38	626,146	616,713
FREMF Mortgage Trust (a)(j)
REMIC, Series 2019-K98, Class C
3.737%, due 10/25/52	335,000	325,278

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(j)
REMIC, Series 2019-K94, Class B
3.965%, due 7/25/52	$ 495,000	$ 495,828
REMIC, Series 2018-K86, Class C
4.294%, due 11/25/51	315,000	317,057
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	565,000	548,747
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	1,035,200
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	200,000	200,632
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	380,000	384,097
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,425,000	1,317,954
Wells Fargo Commercial Mortgage Trust (a)(j)
Series 2018-1745, Class A
3.749%, due 6/15/36	790,000	788,395
Series 2018-AUS, Class A
4.058%, due 8/17/36	1,200,000	1,220,195
		19,854,334
Whole Loan (Collateralized Mortgage Obligations) 2.2%
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
1.949% (SOFR 30A + 1.85%), due 1/25/42	785,000	739,906
Series 2020-DNA6, Class M2
2.099% (SOFR 30A + 2.00%), due 12/25/50	1,310,000	1,293,602
Series 2021-DNA5, Class B1
3.149% (SOFR 30A + 3.05%), due 1/25/34	1,730,000	1,612,879
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class B1
4.157% (1 Month LIBOR + 3.70%), due 12/25/30	725,000	703,261
Series 2019-DNA2, Class B1
4.807% (1 Month LIBOR + 4.35%), due 3/25/49	700,000	706,172
FHLMC Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M2
3.849% (SOFR 30A + 3.75%), due 2/25/42 (a)(b)	770,000	752,925
FNMA (b)
Series 2018-C01, Class 1M2
2.707% (1 Month LIBOR + 2.25%), due 7/25/30	323,388	325,824
Series 2017-C01, Class 1M2
4.007% (1 Month LIBOR + 3.55%), due 7/25/29	1,114,923	1,134,946

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GS Mortgage-Backed Securities Corp. Trust (a)(k)
Series 2021-PJ5, Class A8
2.50%, due 10/25/51	$ 501,998	$ 481,213
Series 2021-PJ7, Class A2
2.50%, due 1/25/52	1,063,866	984,552
J.P. Morgan Mortgage Trust (a)(k)
Series 2021-7, Class A3
2.50%, due 11/25/51	334,351	309,287
Series 2021-7, Class A4
2.50%, due 11/25/51	631,862	606,809
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	869,085	800,204
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(k)	892,773	827,107
Mello Warehouse Securitization Trust
Series 2021-2, Class A
1.207% (1 Month LIBOR + 0.75%), due 4/25/55 (a)(b)	525,000	522,327
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.416%, due 8/25/59 (j)	1,267,808	956,144
Series 2019-2A, Class B6
4.936%, due 12/25/57 (k)	458,837	358,513
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
1.207% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	635,000	631,201
STACR Trust
Series 2018-HRP2, Class B1
4.657% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	800,000	776,014
		14,522,886
Total Mortgage-Backed Securities (Cost $51,669,836)		49,695,010
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,115,000	977,507
Total Municipal Bond (Cost $1,115,000)		977,507
U.S. Government & Federal Agencies 4.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC
1.55%, due 11/20/31	875,000	780,414

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	$ 632,124	$ 640,549
UMBS, 20 Year
2.00%, due 3/1/42	936,713	879,084
2.00%, due 4/1/42	1,195,000	1,121,482
2.50%, due 4/1/42	1,440,000	1,388,648
UMBS, 30 Year
2.50%, due 10/1/51	245,174	234,238
3.00%, due 3/1/52	825,000	811,544
3.00%, due 4/1/52 (h)	1,785,000	1,748,042
3.50%, due 7/1/50	505,378	508,253
		8,112,254
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
FNMA, Other
3.50%, due 2/1/42	809,111	828,327
6.00%, due 4/1/37	5,906	6,248
UMBS, 20 Year
2.00%, due 3/1/42	1,783,720	1,666,801
2.50%, due 5/1/41	454,685	439,549
2.50%, due 4/1/42	445,000	428,954
UMBS, 30 Year
2.50%, due 8/1/50	70,540	67,511
2.50%, due 10/1/50	444,746	425,161
2.50%, due 11/1/50	458,640	440,420
2.50%, due 1/1/51	414,357	396,308
3.00%, due 6/1/51	377,070	369,267
3.00%, due 11/1/51	780,951	767,189
3.00%, due 2/1/52	1,873,892	1,835,381
3.00%, due 2/1/52	928,428	910,069
3.00%, due 3/1/52	675,000	661,018
3.00%, due 3/1/52	855,000	837,289
4.00%, due 8/1/48	807,839	827,369
4.00%, due 2/1/49	130,678	134,723
		11,041,584
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA II, Other
2.50%, due 1/20/50	298,180	286,890
2.50%, due 5/20/50	722,913	695,522
		982,412
United States Treasury Bonds 1.0%
U.S. Treasury Bonds
2.25%, due 2/15/52	380,000	364,444
2.375%, due 2/15/42 (c)	6,510,000	6,279,098
		6,643,542

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Note 0.3%
U.S. Treasury Inflation Linked Notes
0.125%, due 1/15/30 (l)	$ 1,611,806	$ 1,701,274
United States Treasury Notes 0.5%
U.S. Treasury Notes
1.75%, due 1/31/29	1,075,000	1,029,313
1.875%, due 2/15/32	2,615,000	2,511,217
		3,540,530
Total U.S. Government & Federal Agencies (Cost $32,647,497)		32,021,596
Total Long-Term Bonds (Cost $295,607,620)		282,381,239

	Shares
Common Stocks 52.7%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	228,583	2,154,729
Lockheed Martin Corp.	4,532	2,000,425
Raytheon Technologies Corp.	37,375	3,702,741
		7,857,895
Air Freight & Logistics 1.0%
Deutsche Post AG (Registered) (Germany)	62,912	3,020,942
United Parcel Service, Inc., Class B	15,936	3,417,635
		6,438,577
Auto Components 0.6%
Bridgestone Corp. (Japan)	53,900	2,086,008
Cie Generale des Etablissements Michelin SCA (France)	13,895	1,877,116
		3,963,124
Automobiles 0.3%
Toyota Motor Corp. (Japan)	95,200	1,705,366
Banks 2.4%
Bank of America Corp.	84,284	3,474,186
JPMorgan Chase & Co.	28,330	3,861,946
PNC Financial Services Group, Inc. (The)	12,364	2,280,540
Royal Bank of Canada (Canada)	37,145	4,089,619
Truist Financial Corp.	36,813	2,087,297
		15,793,588
Beverages 1.3%
Coca-Cola Co. (The)	51,633	3,201,246
Coca-Cola Europacific Partners plc (United Kingdom)	105,537	5,130,154
		8,331,400

	Shares	Value
Common Stocks
Biotechnology 1.0%
AbbVie, Inc.	26,520	$ 4,299,157
Amgen, Inc.	10,100	2,442,382
		6,741,539
Capital Markets 0.3%
Lazard Ltd., Class A	61,506	2,121,957
Chemicals 2.9%
Air Products and Chemicals, Inc.	7,714	1,927,806
BASF SE (Germany)	31,787	1,812,647
Dow, Inc.	32,251	2,055,034
Linde plc (United Kingdom)	12,309	3,931,864
LyondellBasell Industries NV, Class A	19,413	1,996,044
Nutrien Ltd. (Canada)	69,325	7,209,107
		18,932,502
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (m)	6	42
Communications Equipment 1.0%
Cisco Systems, Inc.	117,997	6,579,513
Consumer Finance 0.6%
Ally Financial, Inc.	87,636	3,810,413
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG (Registered) (Germany)	275,434	5,144,318
Orange SA (France)	210,495	2,489,045
Telenor ASA (Norway)	143,628	2,064,321
TELUS Corp. (Canada)	80,038	2,090,982
Verizon Communications, Inc.	36,399	1,854,165
		13,642,831
Electric Utilities 2.3%
American Electric Power Co., Inc.	39,058	3,896,817
Duke Energy Corp.	17,681	1,974,260
Entergy Corp.	16,950	1,978,913
Evergy, Inc.	26,727	1,826,523
Fortis, Inc. (Canada)	36,688	1,814,518
NextEra Energy, Inc.	36,140	3,061,419
		14,552,450
Electrical Equipment 2.0%
Eaton Corp. plc	22,145	3,360,725
Emerson Electric Co.	71,487	7,009,300
Hubbell, Inc.	13,597	2,498,721
		12,868,746

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 1.5%
American Tower Corp.	7,388	$ 1,856,013
Iron Mountain, Inc.	40,470	2,242,443
Realty Income Corp.	26,852	1,860,843
Welltower, Inc.	21,934	2,108,735
WP Carey, Inc.	22,687	1,834,017
		9,902,051
Food & Staples Retailing 0.5%
Walmart, Inc.	23,041	3,431,266
Food Products 0.9%
Danone SA (France)	30,794	1,696,376
Nestle SA (Registered) (Switzerland)	19,593	2,543,579
Orkla ASA (Norway)	207,052	1,841,383
		6,081,338
Gas Utilities 0.6%
China Resources Gas Group Ltd. (China)	494,000	2,089,345
Snam SpA (Italy)	318,880	1,841,526
		3,930,871
Health Care Equipment & Supplies 0.8%
Medtronic plc	49,264	5,465,841
Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	5,528	2,819,114
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	8,846	2,187,439
Restaurant Brands International, Inc. (Canada)	89,686	5,236,765
Vail Resorts, Inc.	8,617	2,242,747
		9,666,951
Household Durables 0.3%
Leggett & Platt, Inc.	52,101	1,813,115
Household Products 0.3%
Procter & Gamble Co. (The)	11,539	1,763,159
Industrial Conglomerates 0.9%
Honeywell International, Inc.	15,712	3,057,241
Siemens AG (Registered) (Germany)	17,569	2,434,400
		5,491,641
Insurance 3.7%
Allianz SE (Registered) (Germany)	11,208	2,676,409
Arthur J. Gallagher & Co.	19,474	3,400,160

	Shares	Value
Common Stocks
Insurance
Assicurazioni Generali SpA (Italy) (c)	87,806	$ 2,009,139
AXA SA (France)	74,788	2,184,103
Great-West Lifeco, Inc. (Canada)	62,167	1,831,966
Manulife Financial Corp. (Canada)	98,987	2,110,941
MetLife, Inc.	49,817	3,501,139
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	7,110	1,904,530
Tokio Marine Holdings, Inc. (Japan)	30,800	1,791,395
Travelers Cos., Inc. (The)	14,089	2,574,483
		23,984,265
IT Services 1.0%
International Business Machines Corp.	49,565	6,444,441
Leisure Products 0.5%
Hasbro, Inc.	38,091	3,120,415
Machinery 0.5%
Cummins, Inc.	15,997	3,281,145
Media 0.8%
Comcast Corp., Class A	68,904	3,226,085
Omnicom Group, Inc.	25,036	2,125,056
		5,351,141
Multiline Retail 0.7%
B&M European Value Retail SA (United Kingdom)	243,807	1,708,101
Target Corp.	14,038	2,979,144
		4,687,245
Multi-Utilities 1.3%
Ameren Corp.	20,464	1,918,705
National Grid plc (United Kingdom)	121,333	1,863,638
NiSource, Inc.	94,177	2,994,828
WEC Energy Group, Inc.	19,131	1,909,465
		8,686,636
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	15,778	2,569,132
Enbridge, Inc. (Canada)	42,039	1,935,243
Enterprise Products Partners LP	133,315	3,440,860
Magellan Midstream Partners LP	40,524	1,988,513
TotalEnergies SE (France)	94,069	4,772,943
		14,706,691
Personal Products 0.3%
Unilever plc (United Kingdom)	38,499	1,742,840

	Shares	Value
Common Stocks
Pharmaceuticals 4.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	87,314	$ 5,792,411
Bayer AG (Registered) (Germany)	34,850	2,384,340
Eli Lilly and Co.	13,563	3,884,036
GlaxoSmithKline plc (United Kingdom)	86,104	1,856,742
Johnson & Johnson	12,675	2,246,390
Merck & Co., Inc.	40,622	3,333,035
Novartis AG (Registered) (Switzerland)	30,644	2,687,524
Pfizer, Inc.	33,156	1,716,486
Roche Holding AG (Switzerland)	4,501	1,780,034
Sanofi (France)	30,600	3,120,719
		28,801,717
Professional Services 0.3%
RELX plc (United Kingdom) (g)	61,038	1,900,193
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	41,588	6,869,506
Broadcom, Inc.	13,181	8,299,812
Intel Corp.	55,582	2,754,644
KLA Corp.	12,680	4,641,641
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	39,883	4,158,201
Texas Instruments, Inc.	19,118	3,507,771
		30,231,575
Software 1.2%
Microsoft Corp.	24,564	7,573,327
Specialty Retail 0.5%
Home Depot, Inc. (The)	6,612	1,979,170
Industria de Diseno Textil SA (Spain)	70,606	1,536,305
		3,515,475
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	46,160	8,059,998
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,088	2,950,676
		11,010,674
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.	110,184	1,640,640
Tobacco 1.3%
Altria Group, Inc.	47,072	2,459,512
British American Tobacco plc (United Kingdom)	78,892	3,299,768
Philip Morris International, Inc.	28,838	2,709,042
		8,468,322

	Shares	Value
Common Stocks
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	38,069	$ 3,243,859
Total Common Stocks (Cost $303,517,009)		342,095,891
Short-Term Investments 3.2%
Affiliated Investment Company 2.9%
MainStay U.S. Government Liquidity Fund, 0.01% (n)	18,333,580	18,333,580
Unaffiliated Investment Companies 0.3%
BlackRock Liquidity FedFund, 0.235% (n)(o)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, 0.195% (n)(o)	1,060,451	1,060,451
Total Unaffiliated Investment Companies (Cost $2,060,451)		2,060,451
Total Short-Term Investments (Cost $20,394,031)		20,394,031
Total Investments (Cost $619,518,660)	99.4%	644,871,161
Other Assets, Less Liabilities	0.6	3,799,097
Net Assets	100.0%	$ 648,670,258

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(c)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $3,651,541; the total market value of collateral held by the Portfolio was $3,722,644. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,662,193. The Portfolio received cash collateral with a value of $2,060,451.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(g)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $2,181,307, which represented 0.3% of the Portfolio’s net assets.
(h)	Delayed delivery security.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(m)	Non-income producing security.
(n)	Current yield as of March 31, 2022.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of March 31, 2022, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	7,054,394	JPMorgan Chase Bank N.A.	5/6/22	$ 338,022
Total Unrealized Appreciation						338,022
EUR	1,608,000	USD	1,819,095	JPMorgan Chase Bank N.A.	5/6/22	(38,511)
EUR	450,000	USD	511,217	JPMorgan Chase Bank N.A.	5/6/22	(12,919)
GBP	13,801,000	USD	18,613,837	JPMorgan Chase Bank N.A.	5/6/22	(487,758)
GBP	680,000	USD	923,601	JPMorgan Chase Bank N.A.	5/6/22	(30,497)
JPY	2,168,758,000	USD	19,070,095	JPMorgan Chase Bank N.A.	5/6/22	(1,243,867)
Total Unrealized Depreciation						(1,813,552)
Net Unrealized Depreciation						$ (1,475,530)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-mini Industrial Equity Index	202	June 2022	$ 19,947,500	$ 20,935,280	$ 987,780
Euro STOXX 50 Index	184	June 2022	7,448,624	7,781,717	333,093
FTSE 100 Index	42	June 2022	3,926,177	4,130,273	204,096
Russell 2000 E-Mini Index	247	June 2022	24,380,752	25,520,040	1,139,288
S&P 500 E-Mini Index	146	June 2022	31,718,947	33,074,475	1,355,528
U.S. Treasury 2 Year Notes	120	June 2022	25,649,487	25,430,625	(218,862)
U.S. Treasury 5 Year Notes	105	June 2022	12,252,051	12,042,187	(209,864)
U.S. Treasury 10 Year Notes	228	June 2022	28,701,111	28,015,500	(685,611)
U.S. Treasury Long Bonds	78	June 2022	11,868,418	11,704,875	(163,543)
U.S. Treasury Ultra Bonds	88	June 2022	16,269,580	15,587,000	(682,580)
XAF Financial Index	75	June 2022	8,539,688	8,847,188	307,500
Yen Denominated Nikkei 225 Index	180	June 2022	18,992,206	20,356,087	1,363,881
Total Long Contracts					3,730,706
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(122)	June 2022	(17,083,395)	(16,527,188)	556,207
Net Unrealized Appreciation					$ 4,286,913

1.	As of March 31, 2022, cash in the amount of $8,861,327 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar

EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 27,176,230	$ —	$ 27,176,230
Corporate Bonds	—	160,381,566	—	160,381,566
Foreign Government Bonds	—	8,149,348	—	8,149,348
Loan Assignments	—	3,979,982	—	3,979,982
Mortgage-Backed Securities	—	49,695,010	—	49,695,010
Municipal Bond	—	977,507	—	977,507
U.S. Government & Federal Agencies	—	32,021,596	—	32,021,596
Total Long-Term Bonds	—	282,381,239	—	282,381,239
Common Stocks
Aerospace & Defense	5,703,166	2,154,729	—	7,857,895
Air Freight & Logistics	3,417,635	3,020,942	—	6,438,577
Auto Components	—	3,963,124	—	3,963,124
Automobiles	—	1,705,366	—	1,705,366
Chemicals	17,119,855	1,812,647	—	18,932,502
Diversified Telecommunication Services	3,945,147	9,697,684	—	13,642,831
Food Products	—	6,081,338	—	6,081,338
Gas Utilities	—	3,930,871	—	3,930,871
Industrial Conglomerates	3,057,241	2,434,400	—	5,491,641
Insurance	13,418,689	10,565,576	—	23,984,265
Multiline Retail	2,979,144	1,708,101	—	4,687,245
Multi-Utilities	6,822,998	1,863,638	—	8,686,636
Oil, Gas & Consumable Fuels	9,933,748	4,772,943	—	14,706,691
Personal Products	—	1,742,840	—	1,742,840
Pharmaceuticals	16,972,358	11,829,359	—	28,801,717
Professional Services	—	1,900,193	—	1,900,193
Specialty Retail	1,979,170	1,536,305	—	3,515,475
Technology Hardware, Storage & Peripherals	8,059,998	2,950,676	—	11,010,674
Tobacco	5,168,554	3,299,768	—	8,468,322
All Other Industries	166,547,688	—	—	166,547,688
Total Common Stocks	265,125,391	76,970,500	—	342,095,891
Short-Term Investments
Affiliated Investment Company	18,333,580	—	—	18,333,580
Unaffiliated Investment Companies	2,060,451	—	—	2,060,451
Total Short-Term Investments	20,394,031	—	—	20,394,031
Total Investments in Securities	285,519,422	359,351,739	—	644,871,161
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	338,022	—	338,022
Futures Contracts	6,247,373	—	—	6,247,373
Total Other Financial Instruments	6,247,373	338,022	—	6,585,395
Total Investments in Securities and Other Financial Instruments	$ 291,766,795	$ 359,689,761	$ —	$ 651,456,556
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,813,552)	$ —	$ (1,813,552)
Futures Contracts	(1,960,460)	—	—	(1,960,460)
Total Other Financial Instruments	$ (1,960,460)	$ (1,813,552)	$ —	$ (3,774,012)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.3%
Corporate Bonds 27.7%
Aerospace & Defense 0.8%
Boeing Co. (The)
3.25%, due 3/1/28	$ 560,000	$ 537,804
5.15%, due 5/1/30	650,000	693,198
Lockheed Martin Corp.
4.07%, due 12/15/42	305,000	325,588
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	260,000	337,514
Raytheon Technologies Corp.
3.125%, due 7/1/50	300,000	269,539
3.50%, due 3/15/27	260,000	263,502
		2,427,145
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	90,000	89,608
Auto Manufacturers 0.6%
General Motors Financial Co., Inc.
4.35%, due 1/17/27	1,425,000	1,449,104
Toyota Motor Credit Corp.
2.25%, due 10/18/23	340,000	338,794
		1,787,898
Banks 5.4%
Bank of America Corp.
2.972%, due 7/21/52 (a)	500,000	427,849
3.248%, due 10/21/27	480,000	477,752
3.419%, due 12/20/28 (a)	1,435,000	1,420,498
Bank of New York Mellon Corp. (The)
Series G
3.00%, due 2/24/25	485,000	487,033
Barclays plc
5.25%, due 8/17/45	270,000	299,874
BNP Paribas SA
3.25%, due 3/3/23	495,000	499,843
Citigroup, Inc.
2.561%, due 5/1/32 (a)	250,000	225,442
4.45%, due 9/29/27	1,010,000	1,041,751
4.65%, due 7/30/45	170,000	186,643
Cooperatieve Rabobank UA
5.25%, due 5/24/41	405,000	498,501
Credit Suisse Group AG
3.80%, due 6/9/23	335,000	338,072
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	1,750,000	1,673,222
4.80%, due 7/8/44	400,000	443,487

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc
3.90%, due 5/25/26	$ 1,375,000	$ 1,388,155
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	1,750,000	1,629,911
4.26%, due 2/22/48	575,000	614,493
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,261,550
Mitsubishi UFJ Financial Group, Inc.
3.455%, due 3/2/23	10,000	10,105
Morgan Stanley (a)
0.79%, due 5/30/25	5,000	4,750
1.512%, due 7/20/27	1,700,000	1,562,646
2.511%, due 10/20/32	250,000	225,335
2.943%, due 1/21/33	225,000	210,991
NatWest Group plc
3.875%, due 9/12/23	270,000	272,765
State Street Corp.
2.203%, due 2/7/28 (a)	765,000	733,046
Wells Fargo & Co.
3.00%, due 4/22/26	500,000	495,143
4.75%, due 12/7/46	575,000	625,132
		17,053,989
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	740,000	798,663
Coca-Cola Co. (The)
2.60%, due 6/1/50	450,000	384,390
Constellation Brands, Inc.
3.60%, due 2/15/28	125,000	124,057
Diageo Capital plc
5.875%, due 9/30/36	268,000	336,811
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	90,000	98,575
Molson Coors Beverage Co.
4.20%, due 7/15/46	90,000	87,318
PepsiCo, Inc.
2.75%, due 3/1/23	5,000	5,038
2.85%, due 2/24/26	260,000	261,817
		2,096,669
Biotechnology 0.5%
Amgen, Inc.
3.125%, due 5/1/25	305,000	308,015
3.375%, due 2/21/50	405,000	365,415
Baxalta, Inc.
3.60%, due 6/23/22	39,000	39,039

	Principal Amount	Value
Corporate Bonds
Biotechnology
Gilead Sciences, Inc.
3.65%, due 3/1/26	$ 490,000	$ 498,335
4.60%, due 9/1/35	205,000	222,962
		1,433,766
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	75,000	91,988
Chemicals 0.6%
DuPont de Nemours, Inc.
4.493%, due 11/15/25	450,000	468,022
Ecolab, Inc.
2.70%, due 11/1/26	260,000	257,009
Mosaic Co. (The)
4.05%, due 11/15/27	480,000	491,677
Nutrien Ltd.
5.875%, due 12/1/36	260,000	307,749
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	305,000	314,253
		1,838,710
Computers 0.7%
Apple, Inc.
4.25%, due 2/9/47	205,000	229,738
4.50%, due 2/23/36	845,000	966,075
Dell International LLC
6.02%, due 6/15/26	375,000	406,211
International Business Machines Corp.
3.45%, due 2/19/26	275,000	279,507
3.50%, due 5/15/29	465,000	474,143
		2,355,674
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	260,000	260,438
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	100,844
		361,282
Diversified Financial Services 0.1%
Mastercard, Inc.
3.85%, due 3/26/50	150,000	158,475
Visa, Inc.
4.30%, due 12/14/45	200,000	224,430
		382,905

	Principal Amount	Value
Corporate Bonds
Electric 2.1%
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	$ 300,000	$ 326,575
Commonwealth Edison Co.
3.65%, due 6/15/46	465,000	459,761
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	390,000	459,449
DTE Electric Co.
3.375%, due 3/1/25	205,000	206,455
Duke Energy Carolinas LLC
3.875%, due 3/15/46	540,000	542,589
Edison International
2.95%, due 3/15/23	205,000	204,652
Entergy Louisiana LLC
4.20%, due 4/1/50	350,000	369,992
Florida Power & Light Co.
3.80%, due 12/15/42	575,000	582,171
MidAmerican Energy Co.
3.95%, due 8/1/47	380,000	394,776
Ohio Power Co.
Series G
6.60%, due 2/15/33	190,000	233,115
PPL Electric Utilities Corp.
3.95%, due 6/1/47	125,000	127,639
Public Service Electric and Gas Co.
2.70%, due 5/1/50	225,000	191,834
San Diego Gas & Electric Co.
4.15%, due 5/15/48	260,000	272,999
Sempra Energy
3.80%, due 2/1/38	260,000	254,992
Southern California Edison Co.
Series C
4.125%, due 3/1/48	260,000	255,792
Southern Co. (The)
4.40%, due 7/1/46	525,000	536,424
Virginia Electric and Power Co.
4.00%, due 1/15/43	390,000	397,204
Xcel Energy, Inc.
3.30%, due 6/1/25	830,000	829,696
		6,646,115
Environmental Control 0.2%
Republic Services, Inc.
3.20%, due 3/15/25	305,000	306,410
Waste Management, Inc.
3.15%, due 11/15/27	305,000	305,580
		611,990

	Principal Amount	Value
Corporate Bonds
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	$ 90,000	$ 93,973
Kroger Co. (The)
2.20%, due 5/1/30	650,000	593,396
Sysco Corp.
3.25%, due 7/15/27	305,000	303,347
Tyson Foods, Inc.
5.10%, due 9/28/48	150,000	174,641
		1,165,357
Forest Products & Paper 0.2%
Fibria Overseas Finance Ltd.
5.50%, due 1/17/27	480,000	508,310
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	260,000	259,169
Healthcare-Products 0.3%
Abbott Laboratories
3.75%, due 11/30/26	175,000	181,612
4.90%, due 11/30/46	275,000	334,919
Boston Scientific Corp.
4.70%, due 3/1/49	75,000	83,570
Medtronic, Inc.
4.625%, due 3/15/45	199,000	229,401
Stryker Corp.
3.65%, due 3/7/28	260,000	264,356
		1,093,858
Healthcare-Services 0.7%
Aetna, Inc.
6.625%, due 6/15/36	260,000	327,440
Anthem, Inc.
4.375%, due 12/1/47	305,000	326,604
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	305,000	308,060
UnitedHealth Group, Inc.
3.75%, due 7/15/25	1,000,000	1,028,415
4.25%, due 4/15/47	300,000	324,995
		2,315,514
Home Builders 0.1%
PulteGroup, Inc.
5.50%, due 3/1/26	210,000	223,411

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	$ 260,000	$ 264,682
Kimberly-Clark Corp.
2.75%, due 2/15/26	260,000	259,537
		524,219
Housewares 0.1%
Newell Brands, Inc.
4.35%, due 4/1/23 (b)	175,000	176,711
Insurance 1.0%
Allstate Corp. (The)
5.35%, due 6/1/33	260,000	297,303
American International Group, Inc.
6.25%, due 5/1/36	350,000	432,354
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	405,000	432,164
Chubb INA Holdings, Inc.
3.35%, due 5/3/26	205,000	207,802
MetLife, Inc.
3.60%, due 11/13/25	1,590,000	1,622,026
Prudential Financial, Inc.
3.935%, due 12/7/49	150,000	152,428
		3,144,077
Internet 0.3%
Alphabet, Inc.
3.375%, due 2/25/24	350,000	357,316
Amazon.com, Inc.
3.875%, due 8/22/37	510,000	539,804
		897,120
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	310,000	363,534
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	170,000	178,254
Media 1.2%
Charter Communications Operating LLC
4.908%, due 7/23/25	425,000	440,730
5.75%, due 4/1/48	400,000	425,254
Comcast Corp.
3.40%, due 7/15/46	750,000	704,161

	Principal Amount	Value
Corporate Bonds
Media
Discovery Communications LLC
3.95%, due 3/20/28	$ 400,000	$ 399,539
Paramount Global
4.95%, due 1/15/31	650,000	690,938
Walt Disney Co. (The)
3.80%, due 3/22/30	325,000	337,757
6.40%, due 12/15/35	485,000	621,910
		3,620,289
Mining 0.0% ‡
Barrick North America Finance LLC
5.70%, due 5/30/41	125,000	152,017
BHP Billiton Finance USA Ltd.
3.85%, due 9/30/23	5,000	5,105
		157,122
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	300,000	318,216
Eaton Corp.
4.00%, due 11/2/32	260,000	272,648
General Electric Co.
4.125%, due 10/9/42	94,000	92,984
Parker-Hannifin Corp.
4.20%, due 11/21/34	90,000	91,860
		775,708
Multi-National 0.3%
International Bank for Reconstruction & Development
3.00%, due 9/27/23	900,000	910,382
Oil & Gas 0.8%
BP Capital Markets America, Inc.
1.749%, due 8/10/30	300,000	265,326
3.588%, due 4/14/27	300,000	304,441
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	125,000	149,366
Chevron Corp.
3.191%, due 6/24/23	485,000	490,259
ConocoPhillips Co.
5.95%, due 3/15/46	190,000	251,526
EOG Resources, Inc.
3.90%, due 4/1/35	205,000	210,461
Exxon Mobil Corp.
4.114%, due 3/1/46	465,000	499,788
Hess Corp.
7.125%, due 3/15/33	125,000	154,243

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Shell International Finance BV
3.75%, due 9/12/46	$ 310,000	$ 313,273
		2,638,683
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	12,255
Pharmaceuticals 1.3%
AbbVie, Inc.
3.80%, due 3/15/25	175,000	178,252
4.70%, due 5/14/45	530,000	575,422
Allergan Funding SCS
3.80%, due 3/15/25	50,000	50,043
4.75%, due 3/15/45	25,000	24,352
AstraZeneca plc
6.45%, due 9/15/37	240,000	318,755
Bristol-Myers Squibb Co.
3.40%, due 7/26/29	303,000	308,390
3.625%, due 5/15/24	10,000	10,158
Cigna Corp.
4.90%, due 12/15/48	175,000	196,093
CVS Health Corp.
1.875%, due 2/28/31	10,000	8,805
4.25%, due 4/1/50	325,000	337,172
Eli Lilly and Co.
3.95%, due 3/15/49	300,000	326,901
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	305,000	318,448
Johnson & Johnson
4.95%, due 5/15/33	300,000	350,104
Merck & Co., Inc.
3.70%, due 2/10/45	260,000	264,804
Mylan, Inc.
4.20%, due 11/29/23	75,000	76,221
5.20%, due 4/15/48	90,000	88,221
Novartis Capital Corp.
4.00%, due 11/20/45	310,000	332,143
Pfizer, Inc.
4.00%, due 12/15/36	375,000	398,040
		4,162,324
Pipelines 2.1%
Enbridge, Inc.
4.50%, due 6/10/44	260,000	262,994
Energy Transfer LP
4.05%, due 3/15/25	2,655,000	2,692,634

	Principal Amount	Value
Corporate Bonds
Pipelines
Enterprise Products Operating LLC
3.70%, due 2/15/26	$ 475,000	$ 481,082
4.80%, due 2/1/49	250,000	266,648
Kinder Morgan Energy Partners LP
5.80%, due 3/15/35	305,000	347,733
Kinder Morgan, Inc.
4.30%, due 6/1/25	565,000	580,308
MPLX LP
4.125%, due 3/1/27	855,000	874,297
Phillips 66 Partners LP
4.68%, due 2/15/45	250,000	266,178
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	310,000	325,832
4.875%, due 5/15/48	325,000	364,398
		6,462,104
Real Estate Investment Trusts 0.3%
American Tower Corp.
5.00%, due 2/15/24	170,000	175,837
AvalonBay Communities, Inc.
2.90%, due 10/15/26	205,000	202,611
ERP Operating LP
3.25%, due 8/1/27	260,000	257,461
Realty Income Corp.
4.65%, due 3/15/47	150,000	166,886
Simon Property Group LP
4.25%, due 11/30/46	250,000	260,915
		1,063,710
Retail 1.0%
Home Depot, Inc. (The)
2.375%, due 3/15/51	350,000	280,636
Lowe's Cos., Inc.
4.05%, due 5/3/47	385,000	387,815
McDonald's Corp.
3.375%, due 5/26/25	1,485,000	1,509,156
Target Corp.
2.35%, due 2/15/30	175,000	167,175
3.50%, due 7/1/24	300,000	306,705
Walmart, Inc.
4.30%, due 4/22/44	325,000	357,626
		3,009,113
Semiconductors 1.0%
Applied Materials, Inc.
5.10%, due 10/1/35	260,000	300,338
Broadcom, Inc.
4.15%, due 11/15/30	650,000	658,768

	Principal Amount	Value
Corporate Bonds
Semiconductors
Intel Corp.
3.70%, due 7/29/25	$ 1,460,000	$ 1,495,307
QUALCOMM, Inc.
4.65%, due 5/20/35	260,000	290,073
Texas Instruments, Inc.
2.625%, due 5/15/24	350,000	351,206
		3,095,692
Software 1.2%
Fiserv, Inc.
4.20%, due 10/1/28	625,000	644,259
Microsoft Corp.
2.921%, due 3/17/52	455,000	426,967
3.30%, due 2/6/27	390,000	400,048
Oracle Corp.
2.95%, due 5/15/25	1,955,000	1,932,252
4.00%, due 7/15/46	205,000	181,905
5.375%, due 7/15/40	200,000	211,025
		3,796,456
Telecommunications 1.7%
AT&T, Inc.
2.55%, due 12/1/33	1,551,000	1,377,977
3.55%, due 9/15/55	251,000	221,374
Cisco Systems, Inc.
2.95%, due 2/28/26	485,000	488,641
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (b)	260,000	348,514
Telefonica Emisiones SA
7.045%, due 6/20/36	350,000	438,002
T-Mobile US, Inc.
3.875%, due 4/15/30	650,000	652,496
Verizon Communications, Inc.
4.016%, due 12/3/29	565,000	586,386
5.50%, due 3/16/47	450,000	560,951
Vodafone Group plc
4.375%, due 5/30/28	755,000	789,538
		5,463,879
Transportation 1.2%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	706,000	716,335
Canadian National Railway Co.
6.25%, due 8/1/34	260,000	327,810
CSX Corp.
3.35%, due 9/15/49	350,000	325,780
Norfolk Southern Corp.
3.942%, due 11/1/47	341,000	348,360

	Principal Amount	Value
Corporate Bonds
Transportation
Union Pacific Corp.
2.75%, due 3/1/26	$ 1,680,000	$ 1,669,235
United Parcel Service, Inc.
3.40%, due 11/15/46	480,000	475,135
		3,862,655
Total Corporate Bonds (Cost $92,491,138)		87,057,645
Foreign Government Bonds 2.9%
Canada 0.6%
Province of Ontario Canada
2.50%, due 4/27/26	1,120,000	1,111,898
Province of Quebec Canada
2.50%, due 4/20/26	775,000	767,337
		1,879,235
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	579,342
Luxembourg 0.2%
European Investment Bank
2.375%, due 5/24/27	520,000	516,201
Mexico 0.8%
Mexico Government Bond
4.125%, due 1/21/26	2,330,000	2,444,450
Norway 0.1%
Equinor ASA
5.10%, due 8/17/40	385,000	454,972
Panama 0.2%
Panama Government Bond
3.75%, due 3/16/25	750,000	762,908
Peru 0.4%
Peruvian Government Bond
7.35%, due 7/21/25	1,045,000	1,182,731
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	670,929

	Principal Amount	Value
Foreign Government Bonds
Republic of Korea 0.2%
Korea Development Bank (The)
3.25%, due 2/19/24	$ 650,000	$ 656,968
Total Foreign Government Bonds (Cost $9,405,257)		9,147,736
Mortgage-Backed Securities 7.8%
Agency (Collateralized Mortgage Obligations) 6.4%
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	2,010,810
GNMA II, Single family, 30 Year
2.50%, due 4/15/52 TBA (c)	4,500,000	4,364,473
UMBS, Single family, 15 Year (c)
1.50%, due 4/25/37 TBA	2,500,000	2,370,215
2.00%, due 4/25/37 TBA	3,950,000	3,836,283
UMBS, Single family, 30 Year (c)
2.50%, due 4/25/52 TBA	6,750,000	6,439,922
3.00%, due 4/25/52 TBA	1,100,000	1,075,937
		20,097,640
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
BANK
Series 2018-BN14, Class A3
3.966%, due 9/15/60	800,000	822,240
Benchmark Mortgage Trust
Series 2018-B1, Class A2
3.571%, due 1/15/51	89,515	89,767
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (d)	300,000	296,572
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,987	160,550
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	301,671
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	303,269
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	298,992
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	292,094
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	302,880
Series 2018-GS9, Class A4
3.992%, due 3/10/51 (d)	800,000	822,149

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4
2.918%, due 2/15/46	$ 300,000	$ 299,945
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	296,023	297,091
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class A3
3.001%, due 8/15/45	125,182	125,164
		4,412,384
Total Mortgage-Backed Securities (Cost $25,032,510)		24,510,024
U.S. Government & Federal Agencies 60.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.7%
FFCB
0.68%, due 1/13/27	1,125,000	1,033,076
FHLB
3.25%, due 11/16/28	2,200,000	2,300,641
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	48,770	48,338
2.50%, due 2/1/32	174,037	172,379
2.50%, due 2/1/33	163,149	161,595
2.50%, due 4/1/33	240,071	237,784
2.50%, due 6/1/33	35,838	35,496
2.50%, due 7/1/33	89,337	88,486
3.00%, due 9/1/27	94,968	96,019
3.00%, due 4/1/32	106,583	107,768
3.00%, due 6/1/32	27,223	27,526
3.00%, due 9/1/32	13,391	13,540
3.00%, due 10/1/32	59,905	60,571
3.00%, due 5/1/33	73,679	74,479
3.00%, due 9/1/33	58,795	59,429
3.50%, due 12/1/25	18,069	18,479
3.50%, due 5/1/33	62,281	63,967
3.50%, due 9/1/33	18,261	18,741
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	93,965	94,238
3.00%, due 11/1/37	47,381	47,268
3.00%, due 12/1/37	81,617	81,422
3.50%, due 2/1/37	84,095	85,210
3.50%, due 1/1/38	84,307	85,491
4.50%, due 5/1/38	52,414	55,378
5.50%, due 1/1/29	19,833	21,061
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	391,745	389,480
3.00%, due 12/1/46	25,823	25,607

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.00%, due 2/1/47	$ 33,852	$ 33,621
3.00%, due 3/1/47	152,198	151,128
3.00%, due 4/1/47	43,423	43,054
3.00%, due 1/1/48	274,575	271,305
3.00%, due 2/1/48	164,591	162,432
3.00%, due 3/1/48	148,992	147,035
3.00%, due 4/1/48	486,777	479,067
3.00%, due 6/1/48	270,794	266,745
3.50%, due 6/1/43	117,710	120,159
3.50%, due 9/1/44	95,286	97,094
3.50%, due 8/1/45	146,128	148,843
3.50%, due 8/1/46	200,237	204,702
3.50%, due 8/1/47	18,343	18,587
3.50%, due 9/1/47	45,147	45,741
3.50%, due 11/1/47	98,538	99,768
3.50%, due 12/1/47	207,715	210,540
3.50%, due 1/1/48	20,321	20,573
3.50%, due 3/1/48	281,806	284,978
3.50%, due 5/1/48	91,343	92,227
3.50%, due 6/1/48	116,924	117,442
3.50%, due 8/1/48	125,136	126,780
3.50%, due 9/1/48	116,142	117,213
3.50%, due 11/1/48	41,371	41,689
3.50%, due 12/1/48	114,765	115,927
4.00%, due 4/1/46	178,979	186,297
4.00%, due 5/1/46	54,863	57,050
4.00%, due 4/1/47	40,677	41,982
4.00%, due 6/1/47	102,450	105,966
4.00%, due 8/1/47	204,102	210,986
4.00%, due 10/1/47	48,839	50,166
4.00%, due 12/1/47	126,863	130,673
4.00%, due 1/1/48	39,894	41,171
4.00%, due 5/1/48	54,344	55,900
4.00%, due 9/1/48	203,466	208,077
4.00%, due 12/1/48	110,654	113,313
4.50%, due 9/1/46	11,137	11,705
4.50%, due 9/1/46	31,459	33,160
4.50%, due 10/1/46	86,723	91,260
4.50%, due 2/1/47	17,995	18,888
4.50%, due 11/1/47	22,603	23,674
4.50%, due 2/1/48	42,077	43,990
4.50%, due 4/1/48	51,841	54,138
4.50%, due 6/1/48	29,196	30,487
4.50%, due 7/1/48	111,317	116,011
4.50%, due 8/1/48	108,252	112,768
5.00%, due 9/1/38	39,818	43,095
5.00%, due 11/1/41	56,510	61,088

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
5.00%, due 3/1/47	$ 115,488	$ 123,146
5.00%, due 9/1/48	214,218	226,462
5.00%, due 1/1/49	71,717	75,955
5.50%, due 7/1/38	65,374	72,128
FNMA
0.65%, due 12/10/25	2,000,000	1,865,264
1.375%, due 9/6/22	725,000	726,333
1.875%, due 4/5/22	300,000	300,056
UMBS, 30 Year
2.00%, due 3/1/51	3,276,988	3,054,610
2.00%, due 1/1/52	1,483,488	1,380,038
2.50%, due 5/1/50	2,363,441	2,262,271
2.50%, due 5/1/50	1,805,092	1,729,429
2.50%, due 10/1/50	1,618,837	1,551,403
4.50%, due 1/1/49	143,044	148,580
		24,277,639
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.1%
UMBS, 10 Year
3.00%, due 4/1/25	23,019	23,204
UMBS, 15 Year
2.50%, due 10/1/27	103,002	102,066
2.50%, due 4/1/30	89,056	88,259
2.50%, due 10/1/31	148,317	146,806
2.50%, due 2/1/32	142,322	140,873
2.50%, due 2/1/32	150,695	149,160
2.50%, due 8/1/32	383,002	379,357
2.50%, due 3/1/33	183,766	182,036
2.50%, due 6/1/33	115,542	114,365
3.00%, due 11/1/31	98,638	99,667
3.00%, due 1/1/32	99,628	100,641
3.00%, due 6/1/32	74,779	75,557
3.00%, due 1/1/33	112,911	114,088
3.00%, due 2/1/33	142,843	144,908
3.00%, due 4/1/33	138,600	140,135
3.00%, due 5/1/33	203,621	205,743
3.00%, due 9/1/33	23,921	24,152
3.00%, due 9/1/34	576,726	582,376
3.50%, due 5/1/26	21,736	22,215
3.50%, due 11/1/31	25,701	26,224
3.50%, due 5/1/33	47,841	49,041
3.50%, due 6/1/33	79,330	81,463
3.50%, due 7/1/33	37,400	38,381
3.50%, due 9/1/33	48,262	49,550
4.00%, due 5/1/24	25,794	26,504
4.00%, due 11/1/29	75,058	77,150

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 20 Year
3.00%, due 2/1/37	$ 135,209	$ 135,331
3.00%, due 1/1/38	257,491	256,513
4.00%, due 2/1/37	24,628	25,636
4.00%, due 8/1/38	144,061	148,456
5.00%, due 8/1/31	62,131	65,620
5.50%, due 8/1/27	35,211	37,392
UMBS, 30 Year
2.00%, due 1/1/47	1,989,969	1,853,262
2.00%, due 8/1/50	1,734,678	1,616,173
2.00%, due 8/1/50	1,999,217	1,868,326
2.00%, due 9/1/50	2,306,956	2,149,479
2.00%, due 10/1/50	2,232,548	2,080,178
2.00%, due 2/1/51	1,841,126	1,713,649
2.00%, due 3/1/51	1,846,725	1,718,521
2.00%, due 3/1/51	2,100,235	1,955,821
2.00%, due 12/1/51	1,986,817	1,850,734
2.50%, due 4/1/46	26,312	25,309
2.50%, due 10/1/46	115,877	111,437
2.50%, due 11/1/50	1,940,256	1,854,767
3.00%, due 9/1/42	525,459	524,966
3.00%, due 3/1/43	1,549,318	1,543,236
3.00%, due 12/1/43	632,412	630,761
3.00%, due 10/1/44	402,835	402,131
3.00%, due 10/1/46	58,729	58,194
3.00%, due 12/1/46	667,769	665,621
3.00%, due 2/1/47	106,854	106,036
3.00%, due 8/1/47	558,329	555,401
3.00%, due 11/1/47	84,972	84,005
3.00%, due 6/1/48	58,010	57,089
3.50%, due 5/1/45	477,559	486,707
3.50%, due 9/1/45	35,890	36,415
3.50%, due 12/1/45	93,576	94,943
3.50%, due 12/1/45	230,262	234,835
3.50%, due 1/1/46	169,322	172,509
3.50%, due 1/1/46	134,554	135,633
3.50%, due 4/1/46	58,259	59,073
3.50%, due 9/1/46	295,891	301,240
3.50%, due 10/1/46	130,339	132,231
3.50%, due 10/1/46	49,823	50,400
3.50%, due 1/1/47	102,530	104,317
3.50%, due 7/1/47	21,603	21,883
3.50%, due 7/1/47	125,337	127,823
3.50%, due 10/1/47	77,187	78,129
3.50%, due 11/1/47	247,152	249,898
3.50%, due 11/1/47	105,683	106,405
3.50%, due 11/1/47	289,929	293,146
3.50%, due 12/1/47	20,660	20,839

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 8/1/48	$ 134,809	$ 135,795
3.50%, due 9/1/48	170,347	171,792
3.50%, due 2/1/49	321,994	324,325
4.00%, due 8/1/44	142,249	148,828
4.00%, due 2/1/45	117,752	122,665
4.00%, due 9/1/45	20,826	21,659
4.00%, due 5/1/46	97,226	101,217
4.00%, due 9/1/46	38,912	40,478
4.00%, due 9/1/46	47,335	49,150
4.00%, due 2/1/47	18,633	19,397
4.00%, due 4/1/47	8,266	8,548
4.00%, due 5/1/47	61,856	64,016
4.00%, due 5/1/47	49,529	51,192
4.00%, due 6/1/47	188,365	193,988
4.00%, due 10/1/47	20,512	21,207
4.00%, due 11/1/47	20,378	20,986
4.00%, due 12/1/47	51,188	52,388
4.00%, due 1/1/48	112,954	116,386
4.00%, due 1/1/48	21,441	22,131
4.00%, due 1/1/48	126,877	130,068
4.00%, due 2/1/48	60,514	62,109
4.00%, due 6/1/48	219,243	224,560
4.00%, due 7/1/48	148,419	152,117
4.00%, due 7/1/48	59,202	60,542
4.00%, due 7/1/48	242,569	248,514
4.00%, due 8/1/48	38,313	39,154
4.00%, due 9/1/48	150,507	154,194
4.00%, due 9/1/48	36,367	37,222
4.00%, due 10/1/48	25,895	26,506
4.00%, due 11/1/48	69,716	71,343
4.00%, due 1/1/49	54,420	55,665
4.50%, due 7/1/46	22,470	23,637
4.50%, due 12/1/46	30,432	32,092
4.50%, due 4/1/47	260,761	273,000
4.50%, due 5/1/47	10,653	11,195
4.50%, due 7/1/47	135,103	140,516
4.50%, due 7/1/47	40,349	42,308
4.50%, due 8/1/47	3,360	3,509
4.50%, due 2/1/48	148,009	154,121
4.50%, due 4/1/48	23,438	24,435
4.50%, due 4/1/48	13,449	14,028
4.50%, due 4/1/48	39,440	41,355
4.50%, due 5/1/48	83,910	87,289
4.50%, due 6/1/48	48,890	50,793
4.50%, due 8/1/48	89,985	93,407
4.50%, due 10/1/48	31,783	33,048
4.50%, due 9/1/49	444,014	461,264

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 6/1/39	$ 92,933	$ 100,442
5.00%, due 6/1/40	21,929	23,739
5.00%, due 7/1/47	45,676	48,375
5.00%, due 1/1/48	56,352	59,417
5.00%, due 4/1/48	27,741	29,331
5.00%, due 5/1/48	50,586	53,420
5.00%, due 9/1/48	51,470	54,540
5.50%, due 6/1/36	46,467	50,866
5.50%, due 5/1/44	63,921	69,969
5.50%, due 9/1/48	122,689	130,531
		35,039,160
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.3%
GNMA I, 30 Year
3.00%, due 6/15/45	16,269	16,129
3.00%, due 10/15/45	8,968	8,866
3.00%, due 5/15/48	61,979	61,317
3.50%, due 3/15/45	7,472	7,612
3.50%, due 4/15/45	16,866	17,089
3.50%, due 5/15/48	33,685	33,892
4.00%, due 8/15/46	35,865	37,603
4.00%, due 11/15/47	56,566	58,389
4.00%, due 7/15/49	68,109	70,284
4.50%, due 8/15/46	50,577	53,927
4.50%, due 2/15/47	5,357	5,748
4.50%, due 4/15/47	26,647	28,314
4.50%, due 8/15/47	110,428	119,482
4.50%, due 8/15/47	157,065	166,892
5.00%, due 4/15/47	28,783	31,523
5.00%, due 12/15/47	19,019	20,536
GNMA II, 30 Year
2.00%, due 6/20/51	5,213,564	4,978,878
2.50%, due 4/20/47	29,652	28,798
3.00%, due 11/20/45	310,562	309,515
3.00%, due 8/20/46	105,211	104,803
3.00%, due 9/20/46	56,655	56,573
3.00%, due 10/20/46	353,616	352,243
3.00%, due 1/20/47	409,713	408,123
3.00%, due 5/20/47	71,633	71,356
3.00%, due 12/20/47	213,060	212,138
3.00%, due 2/20/48	235,615	234,572
3.00%, due 3/20/48	280,328	279,087
3.50%, due 11/20/42	122,289	123,723
3.50%, due 9/20/44	176,066	180,479
3.50%, due 7/20/45	428,924	440,235
3.50%, due 11/20/45	196,085	200,686
3.50%, due 7/20/46	20,544	20,908

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
3.50%, due 10/20/46	$ 21,793	$ 22,194
3.50%, due 11/20/46	268,073	272,344
3.50%, due 1/20/47	299,134	304,035
3.50%, due 5/20/47	217,884	221,022
3.50%, due 9/20/47	220,203	224,153
3.50%, due 10/20/47	396,033	401,742
3.50%, due 12/20/47	195,285	197,956
3.50%, due 7/20/48	107,287	108,787
3.50%, due 9/20/48	113,972	115,608
3.50%, due 10/20/48	114,074	115,510
3.50%, due 4/20/49	575,439	580,023
4.00%, due 12/20/46	18,487	19,078
4.00%, due 1/20/47	140,168	144,955
4.00%, due 2/20/47	33,860	35,046
4.00%, due 3/20/47	25,159	26,039
4.00%, due 4/20/47	54,761	56,422
4.00%, due 5/20/47	45,508	47,051
4.00%, due 7/20/47	17,938	18,582
4.00%, due 11/20/47	224,192	232,161
4.00%, due 12/20/47	48,520	50,244
4.00%, due 4/20/48	167,754	172,426
4.00%, due 5/20/48	74,907	76,831
4.00%, due 6/20/48	31,180	32,085
4.00%, due 8/20/48	212,378	218,547
4.00%, due 9/20/48	111,958	115,007
4.00%, due 3/20/49	28,758	29,559
4.50%, due 8/20/46	64,426	68,859
4.50%, due 4/20/47	52,284	55,238
4.50%, due 11/20/47	47,910	50,373
4.50%, due 1/20/48	115,555	121,417
4.50%, due 3/20/48	47,295	49,697
4.50%, due 5/20/48	38,916	40,674
4.50%, due 6/20/48	65,108	68,046
4.50%, due 8/20/48	126,159	130,918
5.00%, due 8/20/45	79,337	86,223
5.00%, due 11/20/46	47,857	52,515
5.00%, due 11/20/47	49,465	52,855
5.00%, due 3/20/48	28,384	30,327
5.00%, due 6/20/48	60,200	63,243
		13,447,512
United States Treasury Bonds 4.3%
U.S. Treasury Bonds
1.875%, due 11/15/51	1,785,000	1,565,780
2.25%, due 8/15/49	125,000	118,857
2.375%, due 11/15/49	160,000	156,513
2.75%, due 8/15/47	235,000	243,546

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
2.75%, due 11/15/47	$ 300,000	$ 311,273
2.875%, due 11/15/46	140,000	147,191
2.875%, due 5/15/49	800,000	860,313
3.00%, due 2/15/47	815,000	876,921
3.00%, due 5/15/47	575,000	620,820
3.00%, due 2/15/48	1,950,000	2,124,510
3.00%, due 8/15/48	2,440,000	2,664,175
3.00%, due 2/15/49	845,000	928,807
3.125%, due 5/15/48	1,525,000	1,702,639
3.375%, due 11/15/48	550,000	644,016
3.625%, due 2/15/44	150,000	174,445
4.625%, due 2/15/40	200,000	262,047
		13,401,853
United States Treasury Notes 33.5%
U.S. Treasury Notes
0.125%, due 6/30/23	800,000	781,969
0.125%, due 7/15/23	4,300,000	4,197,035
0.125%, due 7/31/23	700,000	682,363
0.125%, due 8/15/23	4,000,000	3,894,844
0.125%, due 8/31/23	3,500,000	3,405,117
0.125%, due 9/15/23	2,250,000	2,186,104
0.125%, due 10/15/23	3,000,000	2,907,539
0.125%, due 1/15/24	700,000	673,559
0.125%, due 2/15/24	400,000	384,109
0.25%, due 6/15/23	3,450,000	3,382,617
0.25%, due 9/30/23	2,000,000	1,944,453
0.25%, due 11/15/23	3,000,000	2,906,953
0.25%, due 3/15/24	1,400,000	1,344,875
0.25%, due 5/15/24	1,300,000	1,242,566
0.25%, due 6/15/24	300,000	286,125
0.25%, due 5/31/25	1,850,000	1,721,801
0.25%, due 6/30/25	200,000	185,805
0.25%, due 8/31/25	150,000	138,785
0.375%, due 10/31/23	1,500,000	1,457,930
0.375%, due 4/15/24	1,000,000	960,547
0.375%, due 7/15/24	400,000	381,781
0.375%, due 8/15/24	1,250,000	1,190,430
0.375%, due 9/15/24	1,700,000	1,615,066
0.375%, due 7/31/27	975,000	874,187
0.50%, due 11/30/23	500,000	485,996
0.50%, due 8/31/27	2,500,000	2,251,758
0.625%, due 10/15/24	1,000,000	954,570
0.625%, due 12/31/27	450,000	405,721
0.625%, due 5/15/30	175,000	152,585
0.625%, due 8/15/30	250,000	217,148
0.75%, due 12/31/23	1,525,000	1,485,445

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
0.875%, due 1/31/24	$ 1,825,000	$ 1,778,520
0.875%, due 11/15/30	200,000	177,102
1.00%, due 12/15/24	1,475,000	1,417,498
1.00%, due 7/31/28	525,000	480,396
1.125%, due 2/29/28	400,000	370,906
1.125%, due 8/31/28	1,330,000	1,225,366
1.125%, due 2/15/31	100,000	90,293
1.25%, due 3/31/28	200,000	186,547
1.25%, due 4/30/28	475,000	442,492
1.25%, due 5/31/28	3,900,000	3,630,809
1.25%, due 6/30/28	1,200,000	1,116,281
1.25%, due 9/30/28	485,000	450,065
1.50%, due 2/29/24	1,650,000	1,625,959
1.50%, due 10/31/24	1,100,000	1,073,188
1.50%, due 2/15/25	1,575,000	1,530,826
1.50%, due 1/31/27	325,000	310,578
1.625%, due 8/15/29	1,060,000	1,005,220
1.75%, due 6/30/24	2,875,000	2,833,447
1.75%, due 7/31/24	2,100,000	2,067,187
1.75%, due 3/15/25	2,000,000	1,957,656
1.75%, due 1/31/29	1,050,000	1,005,375
1.875%, due 8/31/24	650,000	640,936
1.875%, due 2/28/27	475,000	462,271
1.875%, due 2/28/29	1,710,000	1,650,684
1.875%, due 2/15/32	1,710,000	1,642,134
2.00%, due 4/30/24	4,035,000	4,004,107
2.00%, due 5/31/24	1,400,000	1,388,188
2.125%, due 7/31/24	150,000	148,934
2.25%, due 3/31/24	2,000,000	1,997,266
2.375%, due 3/31/29	2,600,000	2,592,281
2.375%, due 5/15/29	825,000	822,615
2.50%, due 3/31/23	100,000	100,766
2.50%, due 3/31/27	600,000	601,313
2.625%, due 12/31/23	150,000	150,955
2.75%, due 7/31/23	4,675,000	4,718,280
2.75%, due 8/31/23	8,300,000	8,376,191
2.75%, due 6/30/25	275,000	276,826
2.875%, due 9/30/23	2,875,000	2,907,007
2.875%, due 10/31/23	2,300,000	2,324,527

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
2.875%, due 11/30/23	$ 600,000	$ 606,281
2.875%, due 5/31/25	300,000	303,070
		105,190,126
Total U.S. Government & Federal Agencies (Cost $195,713,853)		191,356,290
Total Long-Term Bonds (Cost $322,642,758)		312,071,695

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
J.P. Morgan U.S. Government Money Market Fund, 0.246% (e)	3,770,318	3,770,318
Total Short-Term Investment (Cost $3,770,318)		3,770,318
Total Investments (Cost $326,413,076)	100.5%	315,842,013
Other Assets, Less Liabilities	(0.5)	(1,556,519)
Net Assets	100.0%	$ 314,285,494

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(b)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(c)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2022, the total net market value was $18,086,830, which represented 5.8% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(e)	Current yield as of March 31, 2022.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	47	June 2022	$ 5,528,265	$ 5,390,313	$ (137,952)
U.S. Treasury 10 Year Notes	41	June 2022	5,187,213	5,037,875	(149,338)
U.S. Treasury 10 Year Ultra Bonds	51	June 2022	7,137,301	6,908,906	(228,395)
U.S. Treasury Long Bonds	122	June 2022	18,859,824	18,307,625	(552,199)
U.S. Treasury Ultra Bonds	11	June 2022	2,031,339	1,948,375	(82,964)
Total Long Contracts					(1,150,848)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 2 Year Notes	(125)	June 2022	$ (26,829,855)	$ (26,490,235)	$ 339,620
Net Unrealized Depreciation					$ (811,228)

1.	As of March 31, 2022, cash in the amount of $743,385 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 87,057,645	$ —	$ 87,057,645
Foreign Government Bonds	—	9,147,736	—	9,147,736
Mortgage-Backed Securities	—	24,510,024	—	24,510,024
U.S. Government & Federal Agencies	—	191,356,290	—	191,356,290
Total Long-Term Bonds	—	312,071,695	—	312,071,695
Short-Term Investment
Unaffiliated Investment Company	3,770,318	—	—	3,770,318
Total Investments in Securities	3,770,318	312,071,695	—	315,842,013
Other Financial Instruments
Futures Contracts (b)	339,620	—	—	339,620
Total Investments in Securities and Other Financial Instruments	$ 4,109,938	$ 312,071,695	$ —	$ 316,181,633
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,150,848)	$ —	$ —	$ (1,150,848)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Exchange-Traded Funds 94.7%
Bonds 63.3%
Affiliated Investment Company 5.7%
IQ Ultra Short Duration ETF (a)	411,982	$ 19,841,053
Bank Loan Funds 10.6%
Invesco Senior Loan ETF (b)	609,044	13,258,888
SPDR Blackstone Senior Loan ETF (b)	527,491	23,715,995
		36,974,883
Convertible Bond Funds 12.4%
iShares Convertible Bond ETF (b)	121,336	10,109,716
SPDR Bloomberg Convertible Securities ETF (b)	429,092	33,018,629
		43,128,345
Emerging Bonds—Local Currency Funds 2.2%
SPDR Bloomberg Emerging Markets Local Bond ETF	88,923	2,021,220
VanEck J.P. Morgan EM Local Currency Bond ETF	212,941	5,747,277
		7,768,497
Floating Rate—Investment Grade Funds 6.0%
iShares Floating Rate Bond ETF (b)	313,974	15,861,967
SPDR Bloomberg Investment Grade Floating Rate ETF (b)	161,910	4,936,636
		20,798,603
High Yield Corporate Bond Funds 1.8%
iShares 0-5 Year High Yield Corporate Bond ETF (b)	82,448	3,624,414
SPDR Bloomberg Short Term High Yield Bond ETF (b)	107,303	2,815,631
		6,440,045
Investment Grade Corporate Bond Funds 16.2%
SPDR Portfolio Short Term Corporate Bond ETF (b)	287,608	8,665,629
Vanguard Short-Term Corporate Bond ETF (b)	612,135	47,801,622
		56,467,251
Mortgage-Backed Security Funds 1.6%
iShares MBS ETF (b)	31,356	3,194,236
SPDR Portfolio Mortgage-Backed Bond ETF	24,524	587,595
Vanguard Mortgage-Backed Securities ETF (b)	38,381	1,922,888
		5,704,719
U.S. Long Term Treasury Bond Funds 0.4%
iShares 20+ Year Treasury Bond ETF	6,240	824,179
SPDR Portfolio Long Term Treasury ETF	7,908	299,080
Vanguard Long-Term Treasury ETF (b)	2,739	220,216
		1,343,475
U.S. Medium Term Treasury Bond Funds 6.4%
iShares 3-7 Year Treasury Bond ETF (b)	83,011	10,131,493
Schwab Intermediate-Term U.S. Treasury ETF (b)	68,159	3,629,467

	Shares	Value
Bonds
U.S. Medium Term Treasury Bond Funds
Vanguard Intermediate-Term Treasury ETF (b)	135,596	$ 8,530,344
		22,291,304
U.S. Ultra Short Term Bond Fund 0.0% ‡
Invesco Treasury Collateral ETF	1,895	200,017
Total Bonds (Cost $230,465,660)		220,958,192
Equities 30.2%
Emerging Equity Funds 9.1%
iShares Core MSCI Emerging Markets ETF	198,386	11,020,342
iShares MSCI Emerging Markets Min Vol Factor ETF	143,990	8,787,710
Vanguard FTSE Emerging Markets ETF	258,511	11,925,112
		31,733,164
Emerging Small Cap Equity Fund 2.4%
SPDR S&P Emerging Markets SmallCap ETF	143,829	8,150,789
Europe Equity Funds 1.9%
iShares Core MSCI Europe ETF	26,212	1,399,721
Vanguard FTSE Europe ETF (b)	85,874	5,348,233
		6,747,954
International Equity Core Funds 4.2%
iShares Core MSCI EAFE ETF	102,468	7,122,551
Vanguard FTSE Developed Markets ETF	157,952	7,586,434
		14,708,985
Japan Equity Fund 0.9%
iShares MSCI Japan ETF (b)	48,575	2,992,706
U.S. Large Cap Core Funds 4.6%
Energy Select Sector SPDR Fund	39,492	3,018,768
Financial Select Sector SPDR Fund	141,489	5,421,859
Health Care Select Sector SPDR Fund	18,427	2,524,315
Technology Select Sector SPDR Fund	3,125	496,656
Vanguard Energy ETF (b)	6,168	660,223
Vanguard Financials ETF (b)	14,951	1,396,274
Vanguard Health Care ETF (b)	9,803	2,493,687
Vanguard Information Technology ETF	323	134,523
		16,146,305
U.S. Momentum Fund 2.1%
iShares MSCI USA Momentum Factor ETF	43,651	7,345,154
U.S. Preferred Funds 2.0%
Invesco Preferred ETF (b)	136,346	1,850,215

	Shares	Value
Equities
U.S. Preferred Funds
iShares Preferred & Income Securities ETF (b)	137,121	$ 4,993,947
		6,844,162
U.S. Small Cap Growth Funds 1.7%
iShares Russell 2000 Growth ETF (b)	8,033	2,054,440
iShares S&P Small-Cap 600 Growth ETF	8,866	1,109,137
Vanguard Small-Cap Growth ETF (b)	11,364	2,819,749
		5,983,326
U.S. Small Cap Value Funds 1.3%
iShares Russell 2000 Value ETF	8,280	1,336,392
iShares S&P Small-Cap 600 Value ETF (b)	7,778	796,389
Vanguard Small-Cap Value ETF (b)	13,702	2,410,730
		4,543,511
Total Equities (Cost $108,897,666)		105,196,056
Real Estate 1.2%
U.S. REITS Funds 1.2%
Fidelity MSCI Real Estate Index ETF	5,201	168,461
iShares Core US REIT ETF (b)	2,966	191,752
Vanguard Real Estate ETF	34,330	3,720,342
Toal Real Estate (Cost $3,995,239)		4,080,555
Total Exchange-Traded Funds (Cost $343,358,565)		330,234,803
Exchange-Traded Note 0.7%
Volatility 0.7%
Volatility 0.7%
iPath Series B S&P 500 VIX Short-Term Futures ETN (b)(c)	95,846	2,463,242
Total Exchange-Traded Note (Cost $1,851,804)		2,463,242
Exchange-Traded Vehicles 4.6%
Commodities 3.4%
Broad Funds 0.9%
FlexShares Global Upstream Natural Resources Index Fund (b)	49,861	2,334,991
SPDR S&P Global Natural Resources ETF (b)	14,329	899,574
		3,234,565
Gold Funds 1.6%
Aberdeen Standard Physical Gold Shares ETF (c)	20,500	380,890
Graniteshares Gold Trust (c)	7,379	141,677
iShares Gold Trust (c)	120,014	4,420,116
SPDR Gold MiniShares Trust (b)(c)	17,145	659,568
		5,602,251

	Shares	Value
Commodities
Silver Funds 0.9%
Aberdeen Standard Physical Silver Shares ETF (c)	9,345	$ 222,878
iShares Silver Trust (c)	121,728	2,785,137
		3,008,015
Total Commodities (Cost $10,939,132)		11,844,831
Currency 1.2%
U.S. Dollar Fund 1.2%
Invesco DB U.S. Dollar Index Bullish Fund (b)(c)	157,694	4,147,352
Total Exchange-Traded Vehicles (Cost $14,877,127)		15,992,183

Short-Term Investments 28.0%
Unaffiliated Investment Companies 28.0%
BlackRock Liquidity FedFund, 0.24%, (d)(e)	40,000,000	40,000,000
HSBC U.S. Government Money Market Fund, 0.24%, (d)(e)	24,000,000	24,000,000
Wells Fargo Government Money Market Fund, 0.19%, (d)(e)	33,744,367	33,744,367
Total Short-Term Investments (Cost $97,744,367)		97,744,367
Total Investments (Cost $457,831,863)	128.0%	446,434,595
Other Assets, Less Liabilities	(28.0)	(97,650,297)
Net Assets	100.0%	$ 348,784,298

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $101,790,054; the total market value of collateral held by the Portfolio was $104,246,797. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,502,430. The Portfolio received cash collateral with a value of $97,744,367.
(c)	Non-income producing security.
(d)	Current yield as of March 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Aberdeen Standard Physical Gold Shares ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	19	$ —
Bank of America Merrill Lynch	Aberdeen Standard Physical Gold Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	19	—
Morgan Stanley & Co.	Aberdeen Standard Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	11	—
Bank of America Merrill Lynch	Aberdeen Standard Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	11	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/14/22	Monthly	(657)	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(657)	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	150	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	150	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	8	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	8	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	269	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	269	—
Morgan Stanley & Co.	FlexShares Global Upstream Natural Resources Index Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	116	—
Bank of America Merrill Lynch	FlexShares Global Upstream Natural Resources Index Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	116	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	7	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	125	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	125	—
Morgan Stanley & Co.	Invesco DB U.S. Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	206	—
Bank of America Merrill Lynch	Invesco DB U.S. Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	206	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate minus 2.38%	9/14/22	Monthly	(175)	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(175)	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	92	—
Bank of America Merrill Lynch	Invesco Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	92	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	658	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	658	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	10	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	10	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/14/22	Monthly	122	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	122	$ —
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	985	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	985	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	180	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	180	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	41	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	41	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	503	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	503	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate minus 2.53%	9/14/22	Monthly	(233)	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(233)	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	502	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	502	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	354	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	354	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	547	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	547	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	70	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	70	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 0.98%	9/14/22	Monthly	(245)	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(245)	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	10	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	10	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	788	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	788	—
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	220	—
Bank of America Merrill Lynch	iShares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	220	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate minus 1.78%	9/14/22	Monthly	(1,227)	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,227)	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate minus 4.53%	9/14/22	Monthly	(200)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(200)	$ —
Morgan Stanley & Co.	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(2,222)	—
Bank of America Merrill Lynch	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(2,222)	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	159	—
Bank of America Merrill Lynch	iShares MBS ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	159	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate minus 4.23%	9/14/22	Monthly	(840)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(840)	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate minus 0.63%	9/14/22	Monthly	(549)	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(549)	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	436	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	436	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	149	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	149	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	365	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	365	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	248	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	248	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	102	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	102	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	66	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	66	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	55	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	55	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	40	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	40	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	138	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	138	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(474)	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(474)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	180	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	180	$ —
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate minus 7.93%	9/14/22	Monthly	(11)	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(11)	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate minus 2.48%	9/14/22	Monthly	(90)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(90)	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Value ETF	Federal Fund Rate minus 2.28%	9/14/22	Monthly	(213)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(213)	—
Morgan Stanley & Co.	Schwab U.S. TIPS ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(282)	—
Bank of America Merrill Lynch	Schwab U.S. TIPS ETF	Federal Funds Composite Interest Rate minus -0.225%	12/29/23	Overnight	(282)	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,178	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,178	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,640	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,640	—
Morgan Stanley & Co.	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	100	—
Bank of America Merrill Lynch	SPDR Bloomberg Emerging Markets Local Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	100	—
Morgan Stanley & Co.	SPDR Bloomberg High Yield Bond ETF	Federal Fund Rate minus 4.23%	9/14/22	Monthly	(97)	—
Bank of America Merrill Lynch	SPDR Bloomberg High Yield Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(97)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 5.23%	9/14/22	Monthly	(1,709)	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,709)	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	245	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	245	—
Morgan Stanley & Co.	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	140	—
Bank of America Merrill Lynch	SPDR Bloomberg Short Term High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	140	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(214)	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(214)	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	33	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	33	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	15	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	15	—
Morgan Stanley & Co.	SPDR Portfolio Mortgage-Backed Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	29	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	SPDR Portfolio Mortgage-Backed Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	29	$ —
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 0.83%	9/14/22	Monthly	(299)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(299)	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	430	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	430	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate minus 0.83%	9/14/22	Monthly	(184)	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(184)	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate minus 6.83%	9/14/22	Monthly	(200)	—
Bank of America Merrill Lynch	SPDR S&P China ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(200)	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	405	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	405	—
Morgan Stanley & Co.	SPDR S&P Global Natural Resources ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	45	—
Bank of America Merrill Lynch	SPDR S&P Global Natural Resources ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	45	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	25	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	25	—
Morgan Stanley & Co.	VanEck High Yield Muni ETF	Federal Fund Rate minus 19.53%	9/14/22	Monthly	(370)	—
Bank of America Merrill Lynch	VanEck High Yield Muni ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(370)	—
Morgan Stanley & Co.	VanEck J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	285	—
Bank of America Merrill Lynch	VanEck J.P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	285	—
Morgan Stanley & Co.	Vanguard Consumer Discretionary ETF	Federal Fund Rate minus 15.63%	9/14/22	Monthly	(195)	—
Bank of America Merrill Lynch	Vanguard Consumer Discretionary ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(195)	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate minus 3.98%	9/14/22	Monthly	(421)	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(421)	—
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	33	—
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	33	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	69	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	69	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Fund Rate minus 2.58%	9/14/22	Monthly	(29)	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(29)	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	377	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	377	$ —
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	592	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	592	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	266	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	266	—
Morgan Stanley & Co.	Vanguard Global ex-U.S. Real Estate ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,583)	—
Bank of America Merrill Lynch	Vanguard Global ex-U.S. Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,583)	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(454)	—
Bank of America Merrill Lynch	Vanguard Growth ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(454)	—
Morgan Stanley & Co.	Vanguard Health Care ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	124	—
Bank of America Merrill Lynch	Vanguard Health Care ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	124	—
Morgan Stanley & Co.	Vanguard Information Technology ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	Vanguard Information Technology ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	7	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate minus 0.68%	9/14/22	Monthly	(1,652)	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,652)	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	424	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	424	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	11	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	11	—
Morgan Stanley & Co.	Vanguard Mega Cap Growth ETF	Federal Fund Rate minus 2.03%	9/14/22	Monthly	(72)	—
Bank of America Merrill Lynch	Vanguard Mega Cap Growth ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(72)	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	95	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	95	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	185	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	185	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate minus 2.08%	9/14/22	Monthly	(43)	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(43)	—
Morgan Stanley & Co.	Vanguard Russell 1000 Value ETF	Federal Fund Rate minus 1.63%	9/14/22	Monthly	(153)	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(153)	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	2,374	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	2,374	$ —
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	140	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	140	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	120	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	120	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(2,081)	—
Bank of America Merrill Lynch	Vanguard Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(2,081)	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate minus 1.68%	9/14/22	Monthly	(61)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(61)	—
						$ —

1.	As of March 31, 2022, cash in the amount $280,188 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2022.

Abbreviation(s):
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
FTSE—Financial Times Stock Exchange
KBW—Keefe, Bruyette & Woods
MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
VIX—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 330,234,803	$ —	$ —	$ 330,234,803
Exchange-Traded Note	2,463,242	—	—	2,463,242
Exchange-Traded Vehicles	15,992,183	—	—	15,992,183
Short-Term Investments
Unaffiliated Investment Companies	97,744,367	—	—	97,744,367
Total Investments in Securities	$ 446,434,595	$ —	$ —	$ 446,434,595

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 37.3%
Asset-Backed Securities 2.2%
Automobile Asset-Backed Securities 0.5%
Carvana Auto Receivables Trust
Series 2021-P4, Class A2
0.82%, due 4/10/25	$ 772,000	$ 763,723
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	647,197
Series 2019-1A, Class E
5.20%, due 1/15/26 (a)	485,000	495,644
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	327,061	321,288
Series 2021-2, Class B
0.889%, due 12/26/28	721,907	708,394
LAD Auto Receivables Trust
Series 2021-1A, Class A
1.30%, due 8/17/26 (a)	685,724	671,936
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C
3.85%, due 10/14/25	181,000	180,994
Series 2018-1A, Class D
4.40%, due 1/14/28	180,000	180,135
Santander Bank NA-SBCLN
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	341,083	335,002
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,630,000	1,591,886
Tesla Auto Lease Trust (a)
Series 2021-B, Class A3
0.60%, due 9/22/25	503,000	485,636
Series 2021-B, Class B
0.91%, due 9/22/25	258,000	245,467
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	741,000	738,409
		7,365,711
Credit Card Asset-Backed Securities 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A
1.54%, due 3/20/26 (a)	842,000	817,057
Newday Funding Master Issuer plc (a)(b)
Series 2021-2A, Class A2
1.112% (SOFR + 0.95%), due 7/15/29	449,000	447,265
Series 2021-1A, Class A2
1.262% (SOFR + 1.10%), due 3/15/29	792,000	791,089
		2,055,411

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 1.6%
Affirm Asset Securitization Trust
Series 2021-B, Class A
1.03%, due 8/17/26 (a)	$ 721,000	$ 688,940
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	427,009	406,877
Arbys Funding LLC
Series 2020-1A, Class A2
3.237%, due 7/30/50 (a)	1,386,880	1,322,892
CBAM Ltd. (a)(b)
Series 2019-11RA, Class A1
1.305% (3 Month LIBOR + 1.18%), due 1/20/35	1,569,000	1,562,978
Series 2019-11RA, Class B
1.875% (3 Month LIBOR + 1.75%), due 1/20/35	400,456	399,622
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	974,150	905,082
Series 2021-1A, Class B1
1.98%, due 3/15/61	368,441	338,953
CIFC Funding 2021-VII Ltd (a)(b)
Series 2021-7A, Class A1
1.258% (3 Month LIBOR + 1.13%), due 1/23/35	483,000	480,039
Series 2021-7A, Class B
1.728% (3 Month LIBOR + 1.60%), due 1/23/35	323,837	319,805
Conn's Receivables Funding LLC
Series 2021-A, Class A
1.05%, due 5/15/26 (a)	622,063	619,564
DB Master Finance LLC
Series 2019-1A, Class A2II
4.021%, due 5/20/49 (a)	251,550	252,037
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	933,508
Domino's Pizza Master Issuer LLC (a)
Series 2019-1A, Class A2
3.668%, due 10/25/49	1,616,020	1,549,241
Series 2018-1A, Class A2I
4.116%, due 7/25/48	895,905	900,125
Series 2017-1A, Class A23
4.118%, due 7/25/47	206,400	204,680
Series 2018-1A, Class A2II
4.328%, due 7/25/48	490,522	490,355
HPS Loan Management Ltd.
Series 2021-16A, Class B
1.955% (3 Month LIBOR + 1.70%), due 1/23/35 (a)(b)	310,367	306,916
Jack in the Box Funding LLC (a)
Series 2019-1A, Class A2II
4.476%, due 8/25/49	981,090	967,601

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Jack in the Box Funding LLC (a)
Series 2019-1A, Class A23
4.97%, due 8/25/49	$ 981,090	$ 988,544
Logan CLO II Ltd.
Series 2021-2A, Class A
1.397% (3 Month LIBOR + 1.15%), due 1/20/35 (a)(b)	761,109	754,222
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	714,262	675,301
Series 2020-PLS1, Class A
3.844%, due 12/25/25	306,141	297,976
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
1.404% (3 Month LIBOR + 1.15%), due 10/20/34 (a)(b)	454,000	449,568
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	728,000	714,693
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2
3.858%, due 12/5/49 (a)	853,357	802,247
Regatta XXIII Funding Ltd.
Series 2021-4A, Class B
1.81% (3 Month LIBOR + 1.70%), due 1/20/35 (a)(b)	343,955	339,648
Taco Bell Funding LLC (a)
Series 2021-1A, Class A2II
2.294%, due 8/25/51	475,808	424,249
Series 2018-1A, Class A2II
4.94%, due 11/25/48	834,952	841,901
Series 2016-1A, Class A23
4.97%, due 5/25/46	485,775	493,950
Theorem Funding Trust
Series 2021-1A, Class A
1.21%, due 12/15/27 (a)	452,274	445,748
Upstart Securitization Trust (a)
Series 2021-4, Class A
0.84%, due 9/20/31	666,249	648,061
Series 2021-5, Class A
1.31%, due 11/20/31	422,403	403,885
Series 2022-1, Class A
3.12%, due 3/20/32	1,437,000	1,425,120
Vantage Data Centers LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,015,631
Series 2020-2A, Class A2
1.992%, due 9/15/45	705,000	645,124
VCAT LLC
Series 2021-NPL1, Class A1
2.289%, due 12/26/50 (a)(c)	274,574	267,199

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Wendy's Funding LLC
Series 2018-1A, Class A2II
3.884%, due 3/15/48 (a)	$ 87,133	$ 86,176
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	382,577	371,489
Wingstop Funding LLC
Series 2020-1A, Class A2
2.841%, due 12/5/50 (a)	696,500	645,987
Zaxby's Funding LLC
Series 2021-1A, Class A2
3.238%, due 7/30/51 (a)	331,335	305,574
		25,691,508
Total Asset-Backed Securities (Cost $36,396,285)		35,112,630
Corporate Bonds 10.2%
Aerospace & Defense 0.1%
General Dynamics Corp.
3.50%, due 4/1/27	456,000	464,707
TransDigm, Inc.
4.625%, due 1/15/29	952,000	890,091
		1,354,798
Banks 3.2%
Bank of America Corp. (d)
2.087%, due 6/14/29	1,528,000	1,395,742
2.592%, due 4/29/31	2,823,000	2,604,405
3.705%, due 4/24/28	509,000	512,255
3.97%, due 3/5/29	670,000	680,196
Series U
5.20%, due 6/1/23 (e)(f)	443,000	446,323
Series X
6.25%, due 9/5/24 (e)	1,172,000	1,211,496
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (b)	3,042,000	2,764,172
Bank of New York Mellon Corp. (The)
Series G
4.70% (5 Year Treasury Constant Maturity Rate + 4.358%), due 9/20/25 (b)(e)	2,024,000	2,072,576
BNP Paribas SA (a)
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (b)	1,692,000	1,468,857
2.591%, due 1/20/28 (d)	728,000	685,124
3.132%, due 1/20/33 (d)	622,000	575,646
Citigroup, Inc. (d)
3.887%, due 1/10/28	2,060,000	2,083,174
4.412%, due 3/31/31	1,375,000	1,427,463

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc. (d)
Series D
5.35%, due 5/15/23 (e)(f)	$ 537,000	$ 537,000
Series P
5.95%, due 5/15/25 (e)	584,000	595,271
Series M
6.30%, due 5/15/24 (e)	123,000	123,492
Commonwealth Bank of Australia
3.784%, due 3/14/32 (a)	1,307,000	1,263,272
First Republic Bank
4.625%, due 2/13/47	391,000	418,572
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (d)	823,000	786,892
3.102%, due 2/24/33 (d)	899,000	847,386
3.50%, due 4/1/25	2,399,000	2,416,892
JPMorgan Chase & Co. (d)
2.083%, due 4/22/26	570,000	550,053
2.956%, due 5/13/31	1,316,000	1,231,377
2.963%, due 1/25/33	2,061,000	1,943,015
3.96%, due 1/29/27	1,446,000	1,475,952
Series HH
4.60%, due 2/1/25 (e)	466,000	449,107
Series FF
5.00%, due 8/1/24 (e)	441,000	439,534
Morgan Stanley
1.593%, due 5/4/27 (d)	685,000	636,421
1.794%, due 2/13/32 (d)	1,226,000	1,054,269
2.188%, due 4/28/26 (d)	1,231,000	1,189,107
2.239%, due 7/21/32 (d)	1,900,000	1,683,646
2.484%, due 9/16/36 (d)	2,223,000	1,905,876
2.943%, due 1/21/33 (d)	2,235,000	2,095,845
3.95%, due 4/23/27	1,131,000	1,149,268
4.35%, due 9/8/26	898,000	924,918
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,549,870
SVB Financial Group (b)(e)
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31	1,382,000	1,174,700
Series D
4.25% (5 Year Treasury Constant Maturity Rate + 3.074%), due 11/15/26	2,415,000	2,233,875
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (b)	1,471,000	1,319,050
Wells Fargo & Co.
3.526%, due 3/24/28 (d)	1,119,000	1,116,753
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	1,063,665
		50,102,507

	Principal Amount	Value
Corporate Bonds
Beverages 0.1%
Diageo Capital plc
1.375%, due 9/29/25	$ 461,000	$ 436,563
2.00%, due 4/29/30	713,000	650,149
2.125%, due 4/29/32	572,000	515,951
		1,602,663
Biotechnology 0.1%
Royalty Pharma plc
3.35%, due 9/2/51	474,000	379,964
3.55%, due 9/2/50	899,000	746,782
		1,126,746
Building Materials 0.0% ‡
Standard Industries, Inc.
4.375%, due 7/15/30 (a)	336,000	307,761
Chemicals 0.2%
Axalta Coating Systems LLC
3.375%, due 2/15/29 (a)	1,696,000	1,491,123
Element Solutions, Inc.
3.875%, due 9/1/28 (a)	1,338,000	1,249,358
		2,740,481
Commercial Services 0.3%
Global Payments, Inc.
2.15%, due 1/15/27	651,000	611,013
2.90%, due 11/15/31	977,000	890,112
4.80%, due 4/1/26	629,000	660,307
GXO Logistics, Inc. (a)
1.65%, due 7/15/26	885,000	798,978
2.65%, due 7/15/31	410,000	355,511
S&P Global, Inc. (a)
2.70%, due 3/1/29	910,000	882,075
2.90%, due 3/1/32	1,102,000	1,068,335
		5,266,331
Computers 0.1%
Seagate HDD Cayman
3.125%, due 7/15/29	206,000	184,885
4.091%, due 6/1/29 (f)	488,000	473,384
4.125%, due 1/15/31 (f)	1,118,000	1,059,305
4.875%, due 6/1/27	44,000	44,990
		1,762,564
Cosmetics & Personal Care 0.1%
GSK Consumer Healthcare Capital US LLC (a)
3.375%, due 3/24/27	753,000	752,990
3.375%, due 3/24/29	480,000	475,108
		1,228,098

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	$ 757,000	$ 698,096
4.625%, due 10/15/27	1,147,000	1,169,377
Air Lease Corp.
1.875%, due 8/15/26	1,020,000	939,635
3.00%, due 2/1/30	515,000	474,342
Charles Schwab Corp. (The) (b)(e)
Series H
4.00% (10 Year Treasury Constant Maturity Rate + 3.079%), due 12/1/30	809,000	726,579
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25	3,138,000	3,232,140
Rocket Mortgage LLC (a)
2.875%, due 10/15/26	1,120,000	1,028,322
3.625%, due 3/1/29	1,013,000	925,730
3.875%, due 3/1/31	974,000	881,470
4.00%, due 10/15/33	1,000,000	875,900
		10,951,591
Electric 0.4%
Algonquin Power & Utilities Corp.
4.75% (5 Year Treasury Constant Maturity Rate + 3.249%), due 1/18/82 (b)	1,338,000	1,247,551
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)(f)	717,000	693,382
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	898,224
NextEra Energy Capital Holdings, Inc.
1.875%, due 1/15/27	1,582,000	1,483,654
2.44%, due 1/15/32	470,000	429,781
NRG Energy, Inc.
3.375%, due 2/15/29 (a)	1,057,000	939,578
3.625%, due 2/15/31 (a)	1,195,000	1,051,110
6.625%, due 1/15/27 (f)	332,000	342,136
		7,085,416
Electronics 0.1%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,273,071
4.90%, due 6/15/28	672,000	695,976
		1,969,047
Food 0.6%
JBS Finance Luxembourg SARL
3.625%, due 1/15/32 (a)	784,000	717,368
JBS USA LUX SA (a)
3.00%, due 5/15/32 (f)	795,000	715,508
3.75%, due 12/1/31	742,000	688,750
4.375%, due 2/2/52	2,055,000	1,787,610
5.50%, due 1/15/30	1,130,000	1,155,176

	Principal Amount	Value
Corporate Bonds
Food
JBS USA LUX SA (a)
6.50%, due 4/15/29	$ 1,551,000	$ 1,644,060
6.75%, due 2/15/28	612,000	645,201
Mondelez International, Inc.
2.75%, due 4/13/30	80,000	76,534
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	1,875,000	1,708,594
Pilgrim's Pride Corp.
3.50%, due 3/1/32 (a)	1,271,000	1,109,564
		10,248,365
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,470,000	1,508,999
Healthcare-Services 0.6%
Centene Corp.
2.45%, due 7/15/28	1,025,000	936,542
3.00%, due 10/15/30	1,079,000	991,029
4.25%, due 12/15/27	1,112,000	1,116,170
HCA, Inc.
3.50%, due 7/15/51	1,106,000	958,993
5.25%, due 6/15/49	339,000	371,259
5.375%, due 2/1/25	545,000	567,073
5.375%, due 9/1/26	220,000	231,000
5.50%, due 6/15/47	226,000	255,018
5.625%, due 9/1/28	310,000	335,188
5.875%, due 2/15/26	286,000	304,164
5.875%, due 2/1/29	459,000	501,779
Molina Healthcare, Inc.
4.375%, due 6/15/28 (a)	2,834,000	2,804,583
		9,372,798
Insurance 0.7%
Athene Global Funding (a)
1.716%, due 1/7/25	599,000	570,834
1.73%, due 10/2/26	1,988,000	1,805,149
2.646%, due 10/4/31	1,875,000	1,654,646
2.717%, due 1/7/29	1,235,000	1,135,164
Brown & Brown, Inc.
4.20%, due 3/17/32	369,000	374,926
4.95%, due 3/17/52	1,071,000	1,143,473
Corebridge Financial, Inc. (a)
3.65%, due 4/5/27	1,016,000	1,014,578
3.85%, due 4/5/29	364,000	363,669
3.90%, due 4/5/32	999,000	997,522

	Principal Amount	Value
Corporate Bonds
Insurance
Prudential Financial, Inc.
3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (b)	$ 1,486,000	$ 1,361,770
		10,421,731
Investment Companies 0.1%
Ares Capital Corp.
2.875%, due 6/15/27	970,000	882,486
Iron & Steel 0.1%
Allegheny Technologies, Inc.
5.875%, due 12/1/27	764,000	763,462
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	469,000	478,335
		1,241,797
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	811,000	730,950
4.80%, due 3/1/50	562,000	533,849
6.484%, due 10/23/45	256,000	291,426
Comcast Corp.
3.75%, due 4/1/40	365,000	367,414
Fox Corp.
4.03%, due 1/25/24	429,000	437,965
GCI LLC
4.75%, due 10/15/28 (a)	2,154,000	2,102,864
		4,464,468
Oil & Gas 0.1%
Continental Resources, Inc.
5.75%, due 1/15/31 (a)	1,214,000	1,327,873
Southwestern Energy Co.
4.75%, due 2/1/32	892,000	890,885
		2,218,758
Pharmaceuticals 0.2%
CVS Health Corp.
5.05%, due 3/25/48	617,000	698,747
Elanco Animal Health, Inc.
5.772%, due 8/28/23 (c)	1,242,000	1,282,365
Teva Pharmaceutical Finance Netherlands III BV
4.75%, due 5/9/27	406,000	389,739
5.125%, due 5/9/29	517,000	496,951
		2,867,802
Pipelines 0.2%
Cheniere Energy Partners LP
3.25%, due 1/31/32 (a)	956,000	869,281
4.00%, due 3/1/31	783,000	759,032

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
4.95%, due 6/15/28	$ 116,000	$ 121,828
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	347,000	327,429
5.125%, due 6/15/28	1,336,000	1,335,125
Targa Resources Corp.
4.20%, due 2/1/33	369,000	372,367
		3,785,062
Real Estate Investment Trusts 0.5%
Agree LP
2.00%, due 6/15/28	684,000	619,616
2.60%, due 6/15/33	513,000	451,809
2.90%, due 10/1/30	473,000	441,522
Equinix, Inc.
2.15%, due 7/15/30	623,000	545,229
GLP Capital LP
5.25%, due 6/1/25	361,000	371,581
5.30%, due 1/15/29	86,000	90,349
5.375%, due 4/15/26	381,000	398,120
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31 (f)	1,129,000	964,131
MPT Operating Partnership LP
3.50%, due 3/15/31	1,099,000	1,020,655
Rexford Industrial Realty LP
2.15%, due 9/1/31	1,345,000	1,167,537
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,157,440
		7,227,989
Retail 0.3%
Dollar General Corp.
4.125%, due 4/3/50	762,000	760,094
Home Depot, Inc. (The)
2.875%, due 4/15/27	364,000	362,633
3.25%, due 4/15/32	607,000	607,240
Lithia Motors, Inc.
3.875%, due 6/1/29 (a)	1,847,000	1,745,858
Lowe's Cos., Inc.
3.35%, due 4/1/27	208,000	209,216
3.75%, due 4/1/32	1,369,000	1,384,058
		5,069,099
Semiconductors 0.5%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	677,271
Broadcom, Inc.
3.419%, due 4/15/33 (a)	1,071,000	999,588
3.469%, due 4/15/34 (a)	1,686,000	1,561,457

	Principal Amount	Value
Corporate Bonds
Semiconductors
Broadcom, Inc.
4.30%, due 11/15/32	$ 719,000	$ 729,617
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	736,834
4.875%, due 6/22/28	883,000	924,386
Microchip Technology, Inc.
2.67%, due 9/1/23	1,514,000	1,508,929
SK Hynix, Inc. (a)
1.50%, due 1/19/26	1,067,000	987,049
2.375%, due 1/19/31	464,000	404,443
		8,529,574
Software 0.4%
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,540,124
3.875%, due 2/15/31	1,122,000	1,063,830
4.00%, due 11/15/29	104,000	101,003
Oracle Corp.
2.875%, due 3/25/31	570,000	519,721
3.95%, due 3/25/51	1,469,000	1,284,222
Workday, Inc.
3.50%, due 4/1/27	483,000	482,874
3.70%, due 4/1/29	363,000	363,811
3.80%, due 4/1/32	789,000	787,499
		6,143,084
Telecommunications 0.0% ‡
AT&T, Inc.
3.65%, due 9/15/59	105,000	92,078
3.80%, due 12/1/57	642,000	585,722
		677,800
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
3.90%, due 11/19/29	1,490,000	1,495,146
5.10%, due 5/15/44	213,000	228,858
6.35%, due 3/15/40	420,000	508,574
		2,232,578
Total Corporate Bonds (Cost $171,539,550)		162,390,393

	Principal Amount	Value
Loan Assignments 0.1%
Leasing 0.1%
Castlelake Aviation One Designated Activity Co.
Initial Term Loan
3.576% (3 Month LIBOR + 2.75%), due 10/22/26 (b)	$ 589,570	$ 573,357
Total Loan Assignments (Cost $582,699)		573,357
Mortgage-Backed Securities 6.6%
Agency (Collateralized Mortgage Obligations) 2.4%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	655,218	642,571
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	942,694	926,503
GNMA II, Single family, 30 Year (g)
2.50%, due 4/15/52 TBA	5,173,760	5,017,941
3.00%, due 4/15/52 TBA	5,403,640	5,340,105
UMBS, Single family, 15 Year (g)
1.50%, due 4/25/37 TBA	404,515	383,515
2.00%, due 4/25/37 TBA	2,603,869	2,528,906
2.50%, due 4/25/37 TBA	1,116,310	1,103,185
UMBS, Single family, 30 Year (g)
2.50%, due 4/25/52 TBA	17,228,432	12,320,076
3.00%, due 4/25/52 TBA	4,770,695	286,091
3.50%, due 4/25/52 TBA	9,794,233	9,811,067
		38,359,960
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
1.187% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(b)	699,152	695,749
BBCMS Mortgage Trust
Series 2017-DELC, Class A
1.247% (1 Month LIBOR + 0.85%), due 8/15/36 (a)(b)	495,000	490,013
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	893,650
BX Commercial Mortgage Trust (a)(b)
Series 2019-XL, Class A
1.317% (1 Month LIBOR + 0.92%), due 10/15/36	985,234	980,944
Series 2021-VOLT, Class B
1.347% (1 Month LIBOR + 0.95%), due 9/15/36	937,000	917,043
Series 2020-FOX, Class A
1.397% (1 Month LIBOR + 1.00%), due 11/15/32	1,281,908	1,272,634
Series 2019-XL, Class B
1.477% (1 Month LIBOR + 1.08%), due 10/15/36	162,350	160,921
Series 2020-FOX, Class B
1.747% (1 Month LIBOR + 1.35%), due 11/15/32	233,828	231,625

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)(b)
Series 2020-FOX, Class C
1.947% (1 Month LIBOR + 1.55%), due 11/15/32	$ 233,828	$ 231,625
Series 2021-VOLT, Class D
2.047% (1 Month LIBOR + 1.65%), due 9/15/36	984,000	948,516
BX Trust (a)
Series 2021-LBA, Class AV
1.197% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,122,000	1,098,103
Series 2021-LBA, Class AJV
1.197% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	987,000	965,978
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	273,370
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	534,484
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	389,464
CHT Mortgage Trust
Series 2017-CSMO, Class A
1.327% (1 Month LIBOR + 0.93%), due 11/15/36 (a)(b)	1,073,327	1,069,295
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
1.297% (1 Month LIBOR + 0.90%), due 11/15/37	1,480,384	1,463,055
Series 2020-ICE5, Class B
1.697% (1 Month LIBOR + 1.30%), due 11/15/37	657,621	648,417
Series 2020-ICE5, Class C
2.047% (1 Month LIBOR + 1.65%), due 11/15/37	660,570	652,274
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
1.377% (1 Month LIBOR + 0.98%), due 5/15/36	1,783,000	1,773,372
Series 2019-ICE4, Class C
1.827% (1 Month LIBOR + 1.43%), due 5/15/36	333,000	329,568
CSMC Trust (a)(b)
Series 2020-UNFI, Class A
4.168% (1 Month LIBOR + 3.668%), due 12/15/22	509,000	506,736
Series 2021-WEHO, Class A
4.366% (1 Month LIBOR + 3.969%), due 4/15/23	821,733	798,684
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class A
1.477% (1 Month LIBOR + 1.08%), due 7/15/38	1,269,189	1,254,046
Series 2021-ESH, Class B
1.777% (1 Month LIBOR + 1.38%), due 7/15/38	345,871	341,333
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
1.431% (1 Month LIBOR + 1.034%), due 12/15/36	270,000	266,440
Series 2019-WOLF, Class B
1.731% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	298,060

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class C
2.03% (1 Month LIBOR + 1.633%), due 12/15/36	$ 337,000	$ 330,523
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
1.097% (1 Month LIBOR + 0.70%), due 3/15/38	1,832,256	1,790,976
Series 2021-BMR, Class C
1.497% (1 Month LIBOR + 1.10%), due 3/15/38	908,264	877,571
LUXE Trust
Series 2021-TRIP, Class A
1.447% (1 Month LIBOR + 1.05%), due 10/15/38 (a)(b)	898,000	882,755
Med Trust (a)(b)
Series 2021-MDLN, Class C
2.197% (1 Month LIBOR + 1.80%), due 11/15/38	280,000	274,458
Series 2021-MDLN, Class D
2.397% (1 Month LIBOR + 2.00%), due 11/15/38	284,000	277,760
Series 2021-MDLN, Class E
3.547% (1 Month LIBOR + 3.15%), due 11/15/38	1,262,000	1,230,314
Series 2021-MDLN, Class F
4.397% (1 Month LIBOR + 4.00%), due 11/15/38	794,000	775,070
MHC Commercial Mortgage Trust (a)(b)
Series 2021-MHC, Class A
1.198% (1 Month LIBOR + 0.801%), due 4/15/38	1,947,744	1,916,053
Series 2021-MHC, Class C
1.748% (1 Month LIBOR + 1.351%), due 4/15/38	938,912	922,408
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	818,515	769,175
TPI Re-REMIC Trust (a)
Series 2022-FRR1, Class AK33
(zero coupon), due 7/25/46	480,000	456,594
Series 2022-FRR1, Class AK34
(zero coupon), due 7/25/46	395,000	375,739
Series 2022-FRR1, Class AK35
(zero coupon), due 8/25/46	536,000	508,069
VASA Trust
Series 2021-VASA, Class A
1.297% (1 Month LIBOR + 0.90%), due 7/15/39 (a)(b)	525,000	513,817
VMC Finance LLC
Series 2021-HT1, Class A
2.118% (1 Month LIBOR + 1.65%), due 1/18/37 (a)(b)	785,616	784,336
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
1.547% (1 Month LIBOR + 1.15%), due 2/15/40 (a)(b)	497,235	492,261
		32,663,278

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 2.2%
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (h)	$ 280,197	$ 276,688
Series 2019-5, Class A1
2.593%, due 10/25/49 (i)	166,260	166,384
Series 2019-6, Class A1
2.62%, due 11/25/59 (h)	137,113	136,967
Bayview MSR Opportunity Master Fund Trust (a)
Series 2021-5, Class AF
0.899% (SOFR 30A + 0.85%), due 11/25/51 (b)	983,582	961,610
Series 2022-2, Class A1
3.00%, due 12/25/51 (h)	1,960,422	1,861,740
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
1.299% (SOFR 30A + 1.20%), due 2/25/50 (a)(b)	1,055,309	1,033,213
CIM Trust
Series 2021-NR1, Class A1
2.569%, due 7/25/55 (a)(c)	722,237	700,333
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1
1.506%, due 4/27/65	102,055	101,703
Series 2020-2, Class A1
1.853%, due 3/25/65	72,957	72,905
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
1.749% (SOFR 30A + 1.65%), due 12/25/41	612,000	579,297
Series 2022-R03, Class 1M1
2.199% (SOFR 30A + 2.10%), due 3/25/42	1,627,000	1,630,560
Series 2019-R05, Class 1M2
2.457% (1 Month LIBOR + 2.00%), due 7/25/39	13,677	13,677
Series 2019-R04, Class 2M2
2.557% (1 Month LIBOR + 2.10%), due 6/25/39	20,118	20,119
Series 2019-R07, Class 1M2
2.557% (1 Month LIBOR + 2.10%), due 10/25/39	160,683	160,683
Series 2019-R03, Class 1M2
2.607% (1 Month LIBOR + 2.15%), due 9/25/31	157,573	157,573
Series 2019-R02, Class 1M2
2.757% (1 Month LIBOR + 2.30%), due 8/25/31	65,136	65,136
Series 2018-R07, Class 1M2
2.857% (1 Month LIBOR + 2.40%), due 4/25/31	194,584	194,584
Series 2022-R02, Class 2M2
3.099% (SOFR 30A + 3.00%), due 1/25/42	706,000	689,184
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.099% (SOFR 30A + 2.00%), due 12/25/50	1,021,000	1,008,219
Series 2022-HQA1, Class M1A
2.15% (SOFR 30A + 2.10%), due 3/25/42	707,000	707,860

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class M2
2.349% (SOFR 30A + 2.25%), due 8/25/33	$ 1,395,000	$ 1,340,471
Series 2020-HQA2, Class M2
3.557% (1 Month LIBOR + 3.10%), due 3/25/50	359,125	360,696
Series 2020-HQA4, Class M2
3.607% (1 Month LIBOR + 3.15%), due 9/25/50	98,065	98,181
FHLMC STACR Trust
Series 2019-DNA4, Class M2
2.407% (1 Month LIBOR + 1.95%), due 10/25/49 (a)(b)	51,097	51,036
FHLMC Structured Agency Credit Risk Debt Notes (a)(b)
Series 2021-DNA2, Class M2
2.399% (SOFR 30A + 2.30%), due 8/25/33	372,000	366,700
Series 2020-HQA5, Class M2
2.699% (SOFR 30A + 2.60%), due 11/25/50	1,309,265	1,307,690
Flagstar Mortgage TrustV
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(h)	1,443,861	1,371,181
FNMA (b)
Series 2021-R02, Class 2M2
2.099% (SOFR 30A + 2.00%), due 11/25/41 (a)	1,891,000	1,803,740
Series 2017-C01, Class 1M2
4.007% (1 Month LIBOR + 3.55%), due 7/25/29	456,187	464,380
Series 2016-C06, Class 1M2
4.707% (1 Month LIBOR + 4.25%), due 4/25/29	346,301	361,468
Series 2015-C01, Class 1M2
4.757% (1 Month LIBOR + 4.30%), due 2/25/25	353,988	356,635
Series 2014-C04, Class 1M2
5.357% (1 Month LIBOR + 4.90%), due 11/25/24	52,255	53,798
Series 2015-C03, Class 1M2
5.457% (1 Month LIBOR + 5.00%), due 7/25/25	274,123	278,679
Series 2015-C04, Class 1M2
6.157% (1 Month LIBOR + 5.70%), due 4/25/28	279,449	298,919
GCAT Trust
Series 2022-INV1, Class A1
3.00%, due 12/25/51 (a)(h)	2,609,382	2,478,033
Lakeview LLC
Series 2021-CRT1
2.571%, due 1/10/33 (h)(j)	146,328	144,549
Mello Mortgage Capital Acceptance (a)
Series 2021-INV2, Class A11
1.049% (SOFR 30A + 0.95%), due 8/25/51 (b)	695,254	687,896
Series 2021-INV3, Class A11
1.049% (SOFR 30A + 0.95%), due 10/25/51 (b)	868,336	853,474
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	439,924	405,452
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (h)	1,737,520	1,650,059

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(h)	$ 177,857	$ 179,991
OBX Trust (a)(h)
Series 2021-INV3, Class A3
2.50%, due 10/25/51	429,726	398,163
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,973,998	1,878,922
Series 2022-INV1, Class A18
3.00%, due 12/25/51	837,244	785,407
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(h)	1,049,814	996,969
PRPM LLC (a)
Series 2021-9, Class A1
2.363%, due 10/25/26 (h)	961,046	918,563
Series 2021-10, Class A1
2.487%, due 10/25/26 (c)	1,085,939	1,041,411
Series 2020-4, Class A1
2.951%, due 10/25/25 (c)	655,980	639,184
RCKT Mortgage Trust
Series 2021-3, Class A21
0.849% (SOFR 30A + 0.80%), due 7/25/51 (a)(b)	631,488	615,839
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	202,040	194,629
Series 2020-2, Class A19
3.50%, due 3/25/50 (h)	71,505	70,158
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	25,910	25,791
Series 2020-SH1, Class A2
2.624%, due 1/28/50	136,246	135,531
UWM Mortgage Trust (a)
Series 2021-INV1, Class A9
0.949% (SOFR 30A + 0.90%), due 8/25/51 (b)	834,346	817,345
Series 2021-INV4, Class A3
2.50%, due 12/25/51 (h)	342,320	316,352
		34,285,727
Total Mortgage-Backed Securities (Cost $107,765,382)		105,308,965
U.S. Government & Federal Agencies 18.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
FHLMC Gold Pools, Other
3.00%, due 6/1/43	10,541	10,227
3.50%, due 7/1/42	25,831	26,381

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, Other
3.50%, due 8/1/42	$ 31,483	$ 32,149
3.50%, due 8/1/42	29,028	29,645
3.50%, due 2/1/43	152,609	155,115
3.50%, due 2/1/44	203,617	206,306
3.50%, due 1/1/47	55,526	56,732
4.50%, due 5/1/44	417,026	443,480
UMBS, 15 Year
2.50%, due 12/1/33	1,006,357	996,104
2.50%, due 11/1/34	195,230	193,489
2.50%, due 11/1/34	237,610	235,495
3.00%, due 5/1/31	860,869	867,787
3.00%, due 9/1/32	179,968	181,762
3.00%, due 10/1/32	67,775	68,482
3.00%, due 1/1/33	111,567	112,780
3.00%, due 10/1/34	104,480	105,681
3.00%, due 10/1/34	240,464	243,361
UMBS, 20 Year
2.00%, due 1/1/42	1,685,063	1,581,397
2.00%, due 3/1/42	4,509,027	4,231,622
2.00%, due 4/1/42	304,890	286,133
UMBS, 30 Year
2.50%, due 1/1/50	46,414	44,442
2.50%, due 8/1/50	74,879	71,945
2.50%, due 8/1/50	26,784	25,735
2.50%, due 9/1/50	148,222	142,429
2.50%, due 8/1/51	207,445	198,192
2.50%, due 1/1/52	168,681	162,171
2.50%, due 1/1/52	270,994	260,536
2.50%, due 2/1/52	387,570	372,011
2.50%, due 3/1/52	58,724	56,367
3.00%, due 1/1/45	116,487	115,805
3.00%, due 10/1/46	626,532	622,207
3.00%, due 4/1/47	14,945	14,782
3.00%, due 8/1/49	146,391	143,900
3.00%, due 8/1/49	57,391	56,415
3.00%, due 10/1/49	99,498	97,808
3.00%, due 11/1/49	100,756	99,046
3.00%, due 11/1/49	297,249	292,191
3.00%, due 12/1/49	77,430	76,044
3.00%, due 12/1/49	165,482	162,665
3.00%, due 12/1/49	148,805	146,217
3.00%, due 3/1/50	52,043	51,099
3.00%, due 2/1/52 (k)	221,570	217,867
3.00%, due 2/1/52 (k)	170,010	167,270
3.00%, due 3/1/52 (k)	230,968	228,003
3.50%, due 12/1/44	404,626	412,656
3.50%, due 7/1/46	115,424	116,239

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 9/1/47	$ 236,691	$ 239,558
3.50%, due 12/1/47	813,996	826,741
3.50%, due 2/1/48	188,655	190,926
3.50%, due 3/1/50	3,122	3,136
4.00%, due 3/1/47	31,929	33,305
4.00%, due 3/1/48	146,559	152,474
4.00%, due 4/1/48	2,572	2,632
4.00%, due 4/1/48	192,707	199,996
4.00%, due 5/1/48	400,338	411,181
4.50%, due 3/1/48	144,937	151,056
4.50%, due 12/1/48	190,421	201,439
5.00%, due 9/1/48	8,636	9,100
6.00%, due 4/1/40	427,362	477,023
		17,316,737
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
FNMA
3.00%, due 2/1/43	16,029	15,974
3.00%, due 5/1/43	76,299	76,040
3.00%, due 2/1/57	925,171	917,465
3.00%, due 6/1/57	15,003	14,878
3.50%, due 8/1/56	1,108,671	1,124,018
4.50%, due 6/1/45	142,241	151,219
5.00%, due 7/1/44	249,363	267,214
UMBS, 15 Year
2.50%, due 11/1/34	253,146	250,908
3.00%, due 10/1/34	106,926	108,005
3.00%, due 11/1/34	21,222	21,479
3.00%, due 12/1/34	24,652	24,958
UMBS, 20 Year
2.00%, due 2/1/42	937,611	879,926
2.00%, due 2/1/42	128,737	120,816
2.00%, due 2/1/42	795,034	746,120
UMBS, 30 Year
2.50%, due 1/1/50	107,238	102,671
2.50%, due 8/1/50	147,211	141,443
2.50%, due 10/1/50	116,163	111,659
2.50%, due 1/1/51	320,812	307,391
2.50%, due 8/1/51	22,337	21,341
2.50%, due 12/1/51	2,575,800	2,472,359
2.50%, due 1/1/52	868,106	833,258
2.50%, due 2/1/52	4,235,388	4,065,362
2.50%, due 3/1/52	624,294	599,812
2.50%, due 3/1/52	1,681,382	1,613,882
2.50%, due 3/1/52	47,630	45,792
2.50%, due 3/1/52	136,819	131,326
2.50%, due 3/1/52	119,147	114,364

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 3/1/52 (k)	$ 1,738,412	$ 1,668,624
2.50%, due 3/1/52	149,394	143,396
3.00%, due 1/1/43	49,212	49,141
3.00%, due 1/1/46	2,148	2,132
3.00%, due 9/1/46	797,441	796,134
3.00%, due 2/1/47	6,498,328	6,486,971
3.00%, due 3/1/47	494,055	491,088
3.00%, due 8/1/49	179,065	176,035
3.00%, due 9/1/49	39,036	38,675
3.00%, due 2/1/52	823,650	808,625
3.00%, due 3/1/52 (k)	2,922,006	2,861,480
3.00%, due 3/1/52	925,482	908,599
3.00%, due 3/1/52 (k)	832,300	818,393
3.00%, due 4/1/52	701,886	695,830
3.00%, due 4/1/52	616,952	610,479
3.00%, due 4/1/52 (k)	2,224,446	2,178,368
3.50%, due 12/1/45	95,038	96,691
3.50%, due 7/1/46	295,981	301,513
3.50%, due 3/1/47	81,600	82,898
3.50%, due 7/1/47	72,157	73,474
3.50%, due 8/1/47	98,789	100,240
3.50%, due 8/1/47	85,166	87,007
3.50%, due 12/1/47	24,349	24,876
3.50%, due 12/1/47	38,945	39,791
3.50%, due 1/1/48	234,366	237,827
3.50%, due 3/1/48	37,217	38,032
3.50%, due 7/1/48	1,892,957	1,921,546
4.00%, due 1/1/48	501,802	522,026
4.00%, due 1/1/48	916,432	951,314
4.00%, due 3/1/48	159,465	165,317
4.00%, due 2/1/49	131,111	134,065
4.50%, due 11/1/42	65,702	69,889
4.50%, due 10/1/44	209,364	222,519
4.50%, due 3/1/45	306,581	325,838
4.50%, due 2/1/46	331,054	351,962
4.50%, due 3/1/48	179,954	187,611
4.50%, due 8/1/48	102,535	106,528
5.00%, due 5/1/48	144,838	153,246
6.00%, due 2/1/37	26,412	29,490
		40,237,350
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, 30 Year
4.00%, due 1/15/45	473,825	501,210
4.00%, due 7/15/47	377,327	391,145
4.00%, due 8/15/47	60,796	64,201
4.00%, due 11/15/47	33,903	35,827

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA I, 30 Year
4.00%, due 12/15/47	$ 76,374	$ 79,834
4.50%, due 8/15/46	506,958	548,510
GNMA II, 30 Year
4.00%, due 8/20/47	24,286	25,070
4.00%, due 8/20/47	52,601	54,101
4.00%, due 8/20/47	16,696	17,172
4.00%, due 6/20/48	240,827	247,813
4.50%, due 2/20/48	53,286	55,892
4.50%, due 5/20/48	43,889	45,906
4.50%, due 5/20/48	132,722	138,685
5.00%, due 8/20/48	310,312	327,012
		2,532,378
United States Treasury Bonds 3.7%
U.S. Treasury Bonds
1.375%, due 11/15/40	2,707,000	2,213,078
1.375%, due 8/15/50	8,806,800	6,778,484
1.75%, due 8/15/41	17,233,000	14,936,164
1.875%, due 2/15/51	4,236,100	3,701,458
1.875%, due 11/15/51	14,966,200	13,128,164
2.00%, due 11/15/41	9,329,000	8,441,287
2.375%, due 2/15/42 (f)	3,216,000	3,101,933
2.75%, due 8/15/42	6,229,900	6,334,786
		58,635,354
United States Treasury Notes 10.7%
U.S. Treasury Notes
0.375%, due 1/31/26	4,346,900	4,005,091
0.625%, due 7/31/26	5,191,000	4,789,914
0.75%, due 4/30/26	10,272,000	9,567,405
0.75%, due 8/31/26	1,362,400	1,262,721
0.875%, due 1/31/24	2,387,000	2,326,206
0.875%, due 6/30/26	14,227,000	13,287,796
0.875%, due 9/30/26	9,580,200	8,917,445
1.125%, due 8/31/28	9,697,100	8,934,211
1.25%, due 11/30/26	7,697,300	7,282,668
1.25%, due 12/31/26	17,639,000	16,665,410
1.25%, due 4/30/28	580,000	540,306
1.25%, due 6/30/28	1,122,000	1,043,723
1.50%, due 2/29/24 (f)	3,126,000	3,080,453
1.50%, due 2/15/25	1,227,000	1,192,587
1.50%, due 1/31/27	28,493,400	27,229,005
1.75%, due 3/15/25	348,000	340,632
1.75%, due 1/31/29	623,000	596,523
1.875%, due 2/28/27	19,764,000	19,234,386

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.875%, due 2/28/29	$ 440,000	$ 424,738
1.875%, due 2/15/32	41,503,300	39,856,138
		170,577,358
Total U.S. Government & Federal Agencies (Cost $303,275,551)		289,299,177
Total Long-Term Bonds (Cost $619,559,467)		592,684,522

	Shares
Common Stocks 61.3%
Aerospace & Defense 1.2%
General Dynamics Corp.	49,910	12,037,294
L3Harris Technologies, Inc.	29,163	7,246,130
		19,283,424
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	95,522	20,485,648
Auto Components 0.3%
Aptiv plc (l)	36,816	4,407,243
Banks 1.3%
Bank of America Corp.	517,677	21,338,646
Beverages 0.9%
Constellation Brands, Inc., Class A	18,511	4,263,454
Monster Beverage Corp. (l)	135,777	10,848,582
		15,112,036
Biotechnology 1.0%
AbbVie, Inc.	102,054	16,543,974
Building Products 0.3%
Trane Technologies plc	31,946	4,878,154
Capital Markets 2.9%
Charles Schwab Corp. (The)	85,698	7,225,198
CME Group, Inc.	55,224	13,135,581
Goldman Sachs Group, Inc. (The)	13,600	4,489,360
Morgan Stanley	210,559	18,402,857
S&P Global, Inc.	8,013	3,286,772
		46,539,768

	Shares	Value
Common Stocks
Communications Equipment 0.4%
Motorola Solutions, Inc.	28,636	$ 6,935,639
Consumer Finance 1.1%
American Express Co.	91,019	17,020,553
Electrical Equipment 0.4%
Rockwell Automation, Inc.	21,624	6,055,369
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	127,419	4,703,035
Entertainment 1.0%
Netflix, Inc. (l)	8,653	3,241,327
Walt Disney Co. (The) (l)	92,075	12,629,007
		15,870,334
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	41,548	23,925,416
Sysco Corp.	69,405	5,666,918
		29,592,334
Food Products 0.6%
Hershey Co. (The)	40,901	8,860,384
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	112,711	13,340,474
Align Technology, Inc. (l)	13,831	6,030,316
Edwards Lifesciences Corp. (l)	64,976	7,648,975
IDEXX Laboratories, Inc. (l)	7,381	4,037,850
Intuitive Surgical, Inc. (l)	15,190	4,582,519
Medtronic plc	46,651	5,175,928
Stryker Corp.	21,680	5,796,148
		46,612,210
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	64,789	33,040,446
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc. (l)	3,926	9,220,015
Hilton Worldwide Holdings, Inc. (l)	67,773	10,283,875
McDonald's Corp.	81,313	20,107,078
Starbucks Corp.	92,568	8,420,911
		48,031,879
Household Products 0.9%
Procter & Gamble Co. (The)	93,095	14,224,916

	Shares	Value
Common Stocks
Industrial Conglomerates 0.9%
Honeywell International, Inc.	72,128	$ 14,034,666
Insurance 1.2%
Progressive Corp. (The)	164,071	18,702,453
Interactive Media & Services 3.7%
Alphabet, Inc., Class C (l)	21,341	59,605,200
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc. (l)	13,985	45,590,401
IT Services 3.1%
Accenture plc, Class A	31,956	10,776,522
Fidelity National Information Services, Inc.	66,858	6,713,881
Mastercard, Inc., Class A	87,861	31,399,764
		48,890,167
Leisure Products 0.4%
Hasbro, Inc.	72,032	5,900,862
Life Sciences Tools & Services 1.0%
Illumina, Inc. (l)	11,724	4,096,366
Thermo Fisher Scientific, Inc.	21,216	12,531,230
		16,627,596
Machinery 1.6%
Deere & Co.	46,594	19,357,943
Parker-Hannifin Corp.	20,927	5,938,246
		25,296,189
Media 1.1%
Comcast Corp., Class A	380,361	17,808,502
Multiline Retail 0.9%
Dollar General Corp.	66,008	14,695,361
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	12,350	3,363,152
Pharmaceuticals 2.3%
Eli Lilly and Co.	81,161	23,242,075
Merck & Co., Inc.	130,458	10,704,079
Zoetis, Inc.	15,130	2,853,367
		36,799,521

	Shares	Value
Common Stocks
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (l)	47,514	$ 4,348,481
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. (l)	76,177	8,329,193
Lam Research Corp.	37,510	20,165,751
Marvell Technology, Inc.	43,736	3,136,309
NVIDIA Corp.	104,463	28,503,774
Texas Instruments, Inc.	67,092	12,310,040
		72,445,067
Software 7.8%
Adobe, Inc. (l)	46,051	20,981,757
Cadence Design Systems, Inc. (l)	43,820	7,206,637
Microsoft Corp.	275,134	84,826,564
salesforce.com, Inc. (l)	39,259	8,335,471
ServiceNow, Inc. (l)	6,189	3,446,592
		124,797,021
Specialty Retail 1.0%
Home Depot, Inc. (The)	51,589	15,442,135
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	346,622	60,523,668
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	85,498	11,504,611
Total Common Stocks (Cost $565,313,244)		975,911,045
Short-Term Investments 4.4%
Affiliated Investment Company 4.2%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	66,439,070	66,439,070
Unaffiliated Investment Company 0.2%
Wells Fargo Government Money Market Fund, 0.195% (m)(n)	3,813,201	3,813,201
Total Short-Term Investments (Cost $70,252,272)		70,252,271
Total Investments (Cost $1,255,124,983)	103.0%	1,638,847,838
Other Assets, Less Liabilities	(3.0)	(48,026,580)
Net Assets	100.0%	$ 1,590,821,258

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(c)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $6,545,703; the total market value of collateral held by the Portfolio was $6,689,709. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,876,508. The Portfolio received cash collateral with a value of $3,813,201.
(g)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2022, the total net market value was $36,790,886, which represented 2.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(j)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, the total market value was $144,549, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(k)	Delayed delivery security.
(l)	Non-income producing security.
(m)	Current yield as of March 31, 2022.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 35,112,630	$ —	$ 35,112,630
Corporate Bonds	—	162,390,393	—	162,390,393
Loan Assignments	—	573,357	—	573,357
Mortgage-Backed Securities	—	105,308,965	—	105,308,965
U.S. Government & Federal Agencies	—	289,299,177	—	289,299,177
Total Long-Term Bonds	—	592,684,522	—	592,684,522
Common Stocks	975,911,045	—	—	975,911,045
Short-Term Investments
Affiliated Investment Company	66,439,070	—	—	66,439,070
Unaffiliated Investment Company	3,813,201	—	—	3,813,201
Total Short-Term Investments	70,252,271	—	—	70,252,271
Total Investments in Securities	$ 1,046,163,316	$ 592,684,522	$ —	$ 1,638,847,838

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 1.4%
Raytheon Technologies Corp.	137,936	$ 13,665,320
Air Freight & Logistics 0.7%
FedEx Corp.	30,053	6,953,964
Automobiles 1.9%
Ford Motor Co.	429,598	7,264,502
Tesla, Inc. (a)	10,719	11,550,795
		18,815,297
Banks 4.0%
Bank of America Corp.	481,423	19,844,256
JPMorgan Chase & Co.	144,820	19,741,863
		39,586,119
Beverages 2.3%
Constellation Brands, Inc., Class A	55,585	12,802,337
Monster Beverage Corp. (a)	119,873	9,577,853
		22,380,190
Biotechnology 2.7%
Regeneron Pharmaceuticals, Inc. (a)	16,148	11,278,086
Seagen, Inc. (a)	41,094	5,919,591
Vertex Pharmaceuticals, Inc. (a)	35,284	9,208,065
		26,405,742
Building Products 1.7%
Fortune Brands Home & Security, Inc.	100,045	7,431,342
Johnson Controls International plc	139,640	9,156,195
		16,587,537
Capital Markets 2.6%
Charles Schwab Corp. (The)	132,283	11,152,780
Morgan Stanley	163,749	14,311,662
		25,464,442
Chemicals 2.0%
PPG Industries, Inc.	73,789	9,671,524
Sherwin-Williams Co. (The)	41,703	10,409,903
		20,081,427
Commercial Services & Supplies 0.5%
Copart, Inc. (a)	39,244	4,923,945
Communications Equipment 0.9%
F5, Inc. (a)	40,882	8,542,294

	Shares	Value
Common Stocks
Consumer Finance 1.7%
American Express Co.	92,215	$ 17,244,205
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	220,760	11,245,514
Electric Utilities 1.7%
American Electric Power Co., Inc.	64,119	6,397,153
Duke Energy Corp.	95,978	10,716,903
		17,114,056
Electrical Equipment 0.9%
AMETEK, Inc.	70,763	9,424,216
Electronic Equipment, Instruments & Components 1.6%
CDW Corp.	48,845	8,737,882
Corning, Inc.	199,720	7,371,665
		16,109,547
Entertainment 2.4%
Netflix, Inc. (a)	26,194	9,812,010
Walt Disney Co. (The) (a)	104,041	14,270,264
		24,082,274
Equity Real Estate Investment Trusts 1.7%
Gaming and Leisure Properties, Inc.	142,327	6,679,406
Prologis, Inc.	63,131	10,194,394
		16,873,800
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	72,208	8,546,539
Baxter International, Inc.	123,497	9,575,957
Becton Dickinson and Co.	34,311	9,126,726
Hologic, Inc. (a)	103,050	7,916,301
		35,165,523
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	49,412	25,198,638
Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc., Class A (a)	51,428	8,833,273
Booking Holdings, Inc. (a)	4,499	10,565,677
McDonald's Corp.	45,039	11,137,244
		30,536,194
Household Products 3.0%
Colgate-Palmolive Co.	130,111	9,866,317
Procter & Gamble Co. (The)	127,482	19,479,250
		29,345,567

	Shares	Value
Common Stocks
Insurance 2.0%
Chubb Ltd.	52,276	$ 11,181,836
Progressive Corp. (The)	73,142	8,337,457
		19,519,293
Interactive Media & Services 6.9%
Alphabet, Inc. (a)
Class A	16,394	45,597,452
Class C	4,884	13,640,963

Meta Platforms, Inc., Class A (a)	39,720	8,832,139
		68,070,554
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc. (a)	13,379	43,614,871
IT Services 3.7%
Fidelity National Information Services, Inc.	74,488	7,480,085
Global Payments, Inc.	47,696	6,526,721
GoDaddy, Inc., Class A (a)	94,444	7,904,963
Mastercard, Inc., Class A	41,838	14,952,064
		36,863,833
Life Sciences Tools & Services 2.6%
Danaher Corp.	41,068	12,046,476
Thermo Fisher Scientific, Inc.	23,532	13,899,176
		25,945,652
Machinery 2.9%
Deere & Co.	30,868	12,824,419
Illinois Tool Works, Inc.	40,970	8,579,118
Nordson Corp.	33,509	7,609,224
		29,012,761
Oil, Gas & Consumable Fuels 2.6%
EOG Resources, Inc.	102,994	12,279,975
Pioneer Natural Resources Co.	55,852	13,964,675
		26,244,650
Pharmaceuticals 3.2%
Eli Lilly and Co.	59,370	17,001,787
Pfizer, Inc.	281,146	14,554,928
		31,556,715
Professional Services 1.5%
Equifax, Inc.	35,267	8,361,805
Leidos Holdings, Inc.	63,985	6,911,660
		15,273,465
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. (a)	97,928	10,707,448

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
KLA Corp.	32,040	$ 11,728,562
Marvell Technology, Inc.	151,290	10,849,006
NVIDIA Corp.	27,592	7,528,753
QUALCOMM, Inc.	74,242	11,345,663
Texas Instruments, Inc.	78,563	14,414,739
		66,574,171
Software 9.5%
Microsoft Corp.	207,696	64,034,754
Palo Alto Networks, Inc. (a)	14,123	8,791,709
salesforce.com, Inc. (a)	60,135	12,767,863
Workday, Inc., Class A (a)	36,219	8,673,002
		94,267,328
Specialty Retail 1.3%
TJX Cos., Inc. (The)	215,150	13,033,787
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	278,036	48,547,866
NetApp, Inc.	105,513	8,757,579
		57,305,445
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	78,865	10,612,074
Total Common Stocks (Cost $821,098,659)		973,640,410
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	19,086,715	19,086,715
Total Short-Term Investment (Cost $19,086,715)		19,086,715
Total Investments (Cost $840,185,374)	100.0%	992,727,125
Other Assets, Less Liabilities	(0.0)‡	(322,370)
Net Assets	100.0%	$ 992,404,755

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2022.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 973,640,410	$ —	$ —	$ 973,640,410
Short-Term Investment
Affiliated Investment Company	19,086,715	—	—	19,086,715
Total Investments in Securities	$ 992,727,125	$ —	$ —	$ 992,727,125

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 2.7%
Corporate Bonds 2.7%
Biotechnology 0.2%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,895,000	$ 4,026,680
Commercial Services 0.6%
Block, Inc.
0.25%, due 11/1/27	13,105,000	11,868,216
Leisure Time 0.2%
NCL Corp. Ltd.
5.375%, due 8/1/25	2,860,000	4,132,700
Oil & Gas 0.1%
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	801,000	830,076
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	138,000	142,830
Semiconductors 1.3%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	18,986,000	26,164,607
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,933,000	5,357,238
Total Corporate Bonds (Cost $56,659,563)		52,522,347
Total Long-Term Bonds (Cost $56,659,563)		52,522,347
Convertible Securities 91.2%
Convertible Bonds 81.6%
Airlines 2.7%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	9,466,835
JetBlue Airways Corp.
0.50%, due 4/1/26 (b)	4,623,000	4,324,531
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	39,468,554
		53,259,920

	Principal Amount	Value
Convertible Bonds
Auto Manufacturers 2.0%
Ford Motor Co.
(zero coupon), due 3/15/26	$ 32,843,000	$ 38,984,641
Beverages 0.8%
MGP Ingredients, Inc.
1.875%, due 11/15/41 (b)	14,482,000	16,360,514
Biotechnology 3.9%
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (c)	37,741,000	37,978,222
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,494,000	6,048,407
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27	3,493,000	3,060,741
Illumina, Inc.
(zero coupon), due 8/15/23 (c)	19,199,000	21,080,502
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26 (b)	9,307,000	8,702,969
		76,870,841
Commercial Services 2.3%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,250,000	2,762,500
Block, Inc.
(zero coupon), due 5/1/26 (c)	14,812,000	13,765,468
Chegg, Inc.
(zero coupon), due 9/1/26	10,000,000	8,220,000
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (c)	11,685,000	13,116,412
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,180,000	1,824,660
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	1,961,768
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	2,300,000	2,419,600
0.50%, due 8/1/27 (b)	1,180,000	1,034,860
		45,105,268
Computers 2.7%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	31,005,769
Parsons Corp.
0.25%, due 8/15/25	2,878,000	3,045,236
Western Digital Corp.
1.50%, due 2/1/24 (d)	4,634,000	4,494,980

	Principal Amount	Value
Convertible Bonds
Computers
Zscaler, Inc.
0.125%, due 7/1/25	$ 9,088,000	$ 15,508,672
		54,054,657
Cosmetics & Personal Care 0.3%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)	5,672,000	5,174,245
Diversified Financial Services 0.5%
LendingTree, Inc.
0.625%, due 6/1/22	7,200,000	7,186,500
Upstart Holdings, Inc.
0.25%, due 8/15/26 (b)	2,380,000	2,030,378
		9,216,878
Electric 1.6%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	32,756,595
Energy-Alternate Sources 1.7%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	9,315,000	9,505,958
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	10,860,000	12,340,894
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25 (c)	8,449,000	11,545,558
		33,392,410
Entertainment 2.5%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	9,704,000	17,170,257
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	3,335,400
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (c)	30,094,000	29,296,134
		49,801,791
Food 0.6%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,724,000	12,398,130
Healthcare-Products 3.7%
CONMED Corp.
2.625%, due 2/1/24	14,887,000	25,657,744
Exact Sciences Corp.
0.375%, due 3/1/28	21,770,000	19,244,680
Haemonetics Corp.
(zero coupon), due 3/1/26	4,580,000	3,859,745

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	$ 8,831,000	$ 9,309,640
NuVasive, Inc.
0.375%, due 3/15/25	12,958,000	12,528,766
Omnicell, Inc.
0.25%, due 9/15/25	1,735,000	2,454,158
		73,054,733
Healthcare-Services 3.8%
Anthem, Inc.
2.75%, due 10/15/42	7,264,000	50,726,691
Teladoc Health, Inc.
1.25%, due 6/1/27	28,389,000	24,088,067
		74,814,758
Internet 10.2%
Booking Holdings, Inc.
0.75%, due 5/1/25 (c)	11,000,000	15,928,000
Etsy, Inc.
0.25%, due 6/15/28 (b)	26,578,000	23,747,443
Expedia Group, Inc.
(zero coupon), due 2/15/26 (c)	2,758,000	3,368,345
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	18,410,840
Okta, Inc.
0.125%, due 9/1/25	7,194,000	7,747,938
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	24,846,470
0.75%, due 7/1/23	13,152,000	30,815,136
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,794,400
Shopify, Inc.
0.125%, due 11/1/25 (c)	17,355,000	16,478,572
Snap, Inc. (b)
(zero coupon), due 5/1/27	10,555,000	9,045,635
0.125%, due 3/1/28	4,870,000	4,862,695
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (c)	14,485,000	13,036,500
Zendesk, Inc.
0.625%, due 6/15/25	9,259,000	11,717,265
Zillow Group, Inc.
2.75%, due 5/15/25	17,202,000	19,498,467
		202,297,706
Leisure Time 0.7%
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	3,073,878

	Principal Amount	Value
Convertible Bonds
Leisure Time
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	$ 8,684,000	$ 11,387,329
		14,461,207
Machinery-Diversified 1.7%
Chart Industries, Inc.
1.00%, due 11/15/24 (b)	11,488,000	33,860,880
Media 3.7%
Cable One, Inc.
1.125%, due 3/15/28	18,790,000	16,892,210
DISH Network Corp.
(zero coupon), due 12/15/25	20,445,000	19,935,919
Liberty Media Corp.
1.375%, due 10/15/23	11,955,000	16,910,348
Liberty Media Corp.-Liberty Formula One
1.00%, due 1/30/23	9,954,000	18,891,448
		72,629,925
Oil & Gas 7.3%
Centennial Resource Production LLC
3.25%, due 4/1/28	14,611,000	22,270,029
EQT Corp.
1.75%, due 5/1/26	24,479,000	58,137,625
Pioneer Natural Resources Co.
0.25%, due 5/15/25	27,292,000	64,941,314
		145,348,968
Oil & Gas Services 2.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	20,603,000	23,707,872
Oil States International, Inc.
1.50%, due 2/15/23	1,013,000	968,764
4.75%, due 4/1/26 (b)	25,625,000	26,313,672
		50,990,308
Pharmaceuticals 2.8%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	16,942,000	19,430,357
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24	15,225,000	20,097,000
Pacira BioSciences, Inc.
0.75%, due 8/1/25	11,671,000	14,515,806
2.375%, due 4/1/22	1,094,000	1,124,632
		55,167,795
Real Estate Investment Trusts 1.0%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	6,751,245

	Principal Amount	Value
Convertible Bonds
Real Estate Investment Trusts
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 13,238,000	$ 13,913,138
		20,664,383
Retail 2.7%
American Eagle Outfitters, Inc.
3.75%, due 4/15/25	2,758,000	5,785,457
Burlington Stores, Inc.
2.25%, due 4/15/25 (c)	20,948,000	24,024,737
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	8,539,200
Patrick Industries, Inc.
1.75%, due 12/1/28 (b)	17,313,000	15,581,700
		53,931,094
Semiconductors 3.7%
Impinj, Inc.
1.125%, due 5/15/27 (b)	4,870,000	4,593,019
Microchip Technology, Inc.
0.125%, due 11/15/24 (c)	35,083,000	39,979,115
ON Semiconductor Corp.
1.625%, due 10/15/23	5,984,000	18,113,568
Rambus, Inc.
1.375%, due 2/1/23	3,527,000	5,982,850
Wolfspeed, Inc.
0.25%, due 2/15/28 (b)	4,886,000	5,548,664
		74,217,216
Software 10.6%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	21,123,886
Avalara, Inc.
0.25%, due 8/1/26 (b)	2,365,000	2,029,170
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,384,713
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25	5,190,000	8,275,455
Coupa Software, Inc.
0.375%, due 6/15/26	11,250,000	9,495,000
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	18,048,200
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26 (b)	6,410,000	5,099,155
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,426,074
Envestnet, Inc.
1.75%, due 6/1/23	21,941,000	26,301,774
Everbridge, Inc.
0.125%, due 12/15/24	13,318,000	12,005,435

	Principal Amount	Value
Convertible Bonds
Software
MongoDB, Inc.
0.25%, due 1/15/26	$ 7,540,000	$ 16,356,145
RingCentral, Inc.
(zero coupon), due 3/1/25	28,729,000	25,123,510
Splunk, Inc.
0.50%, due 9/15/23	17,072,000	19,494,789
Workday, Inc.
0.25%, due 10/1/22	11,687,000	19,221,089
Ziff Davis, Inc.
1.75%, due 11/1/26 (b)	3,285,000	3,720,262
Zynga, Inc.
(zero coupon), due 12/15/26	8,495,000	8,690,385
		209,795,042
Telecommunications 3.9%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	6,191,710
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	2,945,800
NICE Ltd.
(zero coupon), due 9/15/25 (c)	48,248,000	50,871,485
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,133,000	18,381,733
		78,390,728
Transportation 1.1%
Atlas Air Worldwide Holdings, Inc.
1.875%, due 6/1/24	15,022,000	22,598,721
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28 (b)	9,472,000	10,960,828
Total Convertible Bonds (Cost $1,492,497,159)		1,620,560,182

	Shares
Convertible Preferred Stocks 9.6%
Banks 1.6%
Bank of America Corp.
Series L
7.25% (e)	11,636	15,272,250
Wells Fargo & Co.
Series L
7.50% (e)	12,264	16,249,800
		31,522,050

	Shares	Value
Convertible Preferred Stocks
Capital Markets 1.1%
KKR & Co., Inc.
Series C
6.00% (c)	283,400	$ 21,059,454
Electric Utilities 0.9%
PG&E Corp.
5.50%	154,100	17,327,004
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.
Series B
6.00% (c)	106,750	5,638,535
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)
6.875%	150,600	14,898,858
Life Sciences Tools & Services 3.0%
Danaher Corp.
Series B
5.00% (c)	38,229	60,372,766
Machinery 0.8%
RBC Bearings, Inc.
Series A
5.00%	17,043	1,699,528
Stanley Black & Decker, Inc.
5.25%	164,200	14,434,822
		16,134,350
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc.
Series A
8.00%	12,125	23,803,194
Total Convertible Preferred Stocks (Cost $173,509,115)		190,756,211
Total Convertible Securities (Cost $1,666,006,274)		1,811,316,393
Common Stocks 1.6%
Banks 0.5%
Bank of America Corp.	267,678	11,033,687
Energy Equipment & Services 0.6%
Valaris Ltd. (f)	111,802	5,810,350

	Shares	Value
Common Stocks
Energy Equipment & Services
Weatherford International plc (f)	157,538	$ 5,246,016
		11,056,366
Oil, Gas & Consumable Fuels 0.5%
Kosmos Energy Ltd. (f)	596,300	4,287,397
PDC Energy, Inc.	79,100	5,748,988
		10,036,385
Total Common Stocks (Cost $18,404,157)		32,126,438
Short-Term Investments 13.4%
Affiliated Investment Company 4.2%
MainStay U.S. Government Liquidity Fund, 0.01% (g)(h)	82,958,996	82,958,996
Unaffiliated Investment Companies 9.2%
BlackRock Liquidity FedFund, 0.235% (h)(i)	120,000,000	120,000,000
Wells Fargo Government Money Market Fund, 0.195% (h)(i)	63,647,717	63,647,717
		183,647,717
Total Short-Term Investments (Cost $266,606,713)		266,606,713
Total Investments (Cost $2,007,676,707)	108.9%	2,162,571,891
Other Assets, Less Liabilities	(8.9)	(176,560,694)
Net Assets	100.0%	$ 1,986,011,197

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.

(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $187,048,804; the total market value of collateral held by the Portfolio was $191,583,919. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,936,202. The Portfolio received cash collateral with a value of $183,647,717.
(d)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(h)	Current yield as of March 31, 2022.
(i)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 52,522,347	$ —	$ 52,522,347
Total Corporate Bonds	—	52,522,347	—	52,522,347
Convertible Securities
Convertible Bonds	—	1,620,560,182	—	1,620,560,182
Convertible Preferred Stocks	190,756,211	—	—	190,756,211
Total Convertible Securities	190,756,211	1,620,560,182	—	1,811,316,393
Common Stocks	32,126,438	—	—	32,126,438
Short-Term Investments
Affiliated Investment Company	82,958,996	—	—	82,958,996
Unaffiliated Investment Companies	183,647,717	—	—	183,647,717
Total Short-Term Investments	266,606,713	—	—	266,606,713
Total Investments in Securities	$ 489,489,362	$ 1,673,082,529	$ —	$ 2,162,571,891

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 2.1%
Other Asset-Backed Securities 2.1%
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	$ 456,324	$ 471,168
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	160,118	160,996
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	313,091	300,785
Series 2014-20H, Class 1
2.88%, due 8/1/34	298,530	293,023
Series 2015-20G, Class 1
2.88%, due 7/1/35	862,845	855,145
Series 2014-20I, Class 1
2.92%, due 9/1/34	337,374	332,276
Series 2014-20C, Class 1
3.21%, due 3/1/34	543,862	538,776
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,393,450	1,413,557
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,866,822	1,897,046
Total Asset-Backed Securities (Cost $6,409,139)		6,262,772
Corporate Bonds 1.9%
Electric 1.9%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29 (a)	1,900,000	1,855,601
Monongahela Power Co.
4.10%, due 4/15/24 (b)	2,000,000	2,034,027
PG&E Energy Recovery Funding LLC
Series A-1
1.46%, due 7/15/31	2,000,000	1,848,105
		5,737,733
Total Corporate Bonds (Cost $5,957,882)		5,737,733
Mortgage-Backed Securities 23.0%
Agency (Collateralized Mortgage Obligations) 10.7%
FHLMC
REMIC, Series 5019, Class PL
1.00%, due 10/25/50	689,787	608,709

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	$ 242,153	$ 241,872
REMIC, Series 5189, Class EI
3.00%, due 11/25/48 (c)	3,348,762	446,282
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	345,176	335,819
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,118,444	1,095,947
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	641,658	108,833
REMIC, Series 5176, Class PI
3.00%, due 7/25/51 (c)	592,605	73,532
REMIC, Series 5160, Class IO
3.00%, due 10/25/51 (c)	524,141	57,392
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	171,327	173,123
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	198,988	200,193
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	279,006	276,760
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K042, Class A2
2.67%, due 12/25/24	1,500,000	1,498,730
REMIC, Series K729, Class A2
3.136%, due 10/25/24	2,745,000	2,755,432
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	1,911,415	1,699,909
FNMA
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	327,219	302,124
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	843,860	801,584
REMIC, Series 2022-3, Class YS
2.451% (SOFR 30A + 2.55%), due 2/25/52 (c)(d)	3,830,000	157,249
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	2,002,186	316,127
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	243,277	241,663
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	520,000	504,825
REMIC, Series 2019-77, Class LZ
3.00%, due 1/25/50	2,057,386	2,008,531
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (c)	1,190,963	165,479
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	1,725,710	248,647

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	$ 1,672,778	$ 1,670,169
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	807,076	799,295
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	1,549,793	1,581,088
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,242,597	1,255,286
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,768,116	1,809,302
FNMA, STRIPS (c)
REMIC, Series 360, Class 2
5.00%, due 8/25/35	46,819	8,575
REMIC, Series 361, Class 2
6.00%, due 10/25/35	10,736	2,166
FREMF Mortgage Trust
REMIC, Series 2017-K71, Class B
3.753%, due 11/25/50 (b)(e)	1,935,000	1,922,809
GNMA
REMIC, Series 2010-151, Class KO
(zero coupon), due 6/16/37	619,970	559,006
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	746,968	670,324
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	377,871	346,874
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	842,358	745,013
REMIC, Series 2021-214, Class SA
1.65% (SOFR 30A + 1.70%), due 12/20/51 (c)(d)	5,846,902	75,935
REMIC, Series 2021-213, Class ES
1.65% (SOFR 30A + 1.70%), due 12/20/51 (c)(d)	5,823,240	67,361
REMIC, Series 2021-57, Class IN
2.00%, due 2/20/51 (c)	476,649	58,409
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (c)	2,384,409	267,718
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	660,953	649,048
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (c)	2,606,844	333,889
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51 (c)	2,632,294	381,379
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	166,943	166,299
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	463,689	460,128
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	1,384,000	191,995

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51 (c)	$ 2,454,852	$ 366,063
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	3,013,296	464,626
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (c)	1,934,805	303,225
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,063,061	1,055,768
UMBS, Single family, 30 Year
3.50%, due 4/25/52 TBA (f)	1,600,000	1,602,750
		32,133,262
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.7%
Arbor Multifamily Mortgage Securities Trust (b)
Series 2021-MF3, Class A5
2.575%, due 10/15/54	3,000,000	2,795,215
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (e)	2,000,000	1,985,995
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (b)	1,750,000	1,721,115
FREMF Mortgage Trust (b)(e)
REMIC, Series 2019-K103, Class B
3.454%, due 12/25/51	2,144,000	2,042,867
REMIC, Series 2013-K27, Class B
3.497%, due 1/25/46	1,300,000	1,307,239
REMIC, Series 2013-K33, Class B
3.497%, due 8/25/46	933,000	936,585
REMIC, Series 2013-K24, Class B
3.507%, due 11/25/45	2,000,000	2,010,721
REMIC, Series 2020-K104, Class C
3.54%, due 2/25/52	1,200,000	1,142,437
REMIC, Series 2016-K59, Class B
3.578%, due 11/25/49	500,000	492,772
REMIC, Series 2015-K721, Class B
3.591%, due 11/25/47	3,140,000	3,153,352
REMIC, Series 2012-K23, Class B
3.657%, due 10/25/45	1,222,000	1,227,966
REMIC, Series 2012-K22, Class B
3.68%, due 8/25/45	800,000	803,123
REMIC, Series 2015-K49, Class C
3.729%, due 10/25/48	500,000	488,007
REMIC, Series 2016-K58, Class B
3.738%, due 9/25/49	1,000,000	1,003,299
REMIC, Series 2014-K41, Class B
3.835%, due 11/25/47	2,700,000	2,709,327

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (b)(e)
REMIC, Series 2013-K35, Class B
3.934%, due 12/25/46	$ 1,925,000	$ 1,951,126
REMIC, Series 2016-K54, Class B
4.052%, due 4/25/48	695,000	694,431
REMIC, Series 2014-K40, Class B
4.074%, due 11/25/47	1,645,000	1,666,859
REMIC, Series 2016-K55, Class B
4.163%, due 4/25/49	1,570,000	1,589,126
REMIC, Series 2014-K38, Class B
4.222%, due 6/25/47	2,000,000	2,022,296
REMIC, Series 2019-K87, Class C
4.323%, due 1/25/51	1,500,000	1,509,222
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (b)	1,265,000	1,169,973
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A
3.749%, due 6/15/36 (b)(e)	580,000	578,822
		35,001,875
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
3.059%, due 8/25/36 (e)	61,673	57,934
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (b)(g)	1,448,476	1,333,674
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	275,381	277,821
		1,669,429
Total Mortgage-Backed Securities (Cost $72,618,799)		68,804,566
Municipal Bonds 2.5%
New Jersey 1.3%
New Jersey Turnpike Authority Revenue Bonds
1.483%, due 1/1/28	1,000,000	913,399
7.102%, due 1/1/41	2,000,000	2,840,736
		3,754,135

	Principal Amount	Value
Municipal Bonds
New York 1.2%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	$ 4,000,000	$ 3,745,616
Total Municipal Bonds (Cost $8,412,866)		7,499,751
U.S. Government & Federal Agencies 69.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 15.8%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	638,682	614,592
3.00%, due 2/1/46	1,108,271	1,102,762
3.00%, due 4/1/47	1,201,296	1,193,740
3.50%, due 1/1/44	287,727	293,653
3.50%, due 1/1/48	1,108,989	1,123,770
4.00%, due 7/1/44	629,613	658,644
4.00%, due 12/1/46	440,305	458,808
4.00%, due 10/1/48	520,116	539,820
4.00%, due 3/1/49	227,882	233,420
4.50%, due 12/1/44	893,721	951,354
5.00%, due 11/1/41	688,299	745,220
6.50%, due 4/1/37	20,273	22,754
FHLMC Gold Pools, Other
4.50%, due 3/1/41	127,086	133,910
Tennessee Valley Authority
4.65%, due 6/15/35	4,395,000	5,076,934
UMBS, 15 Year
2.00%, due 6/1/35	774,489	755,433
2.50%, due 9/1/34	271,091	268,330
UMBS, 30 Year
2.00%, due 7/1/50	2,988,282	2,783,024
2.00%, due 7/1/50	884,218	822,499
2.00%, due 8/1/50	1,407,173	1,310,447
2.00%, due 8/1/50	2,718,225	2,548,826
2.00%, due 8/1/50	2,025,911	1,886,649
2.00%, due 9/1/50	926,213	862,550
2.00%, due 11/1/50	1,726,724	1,608,031
2.00%, due 12/1/51	1,229,746	1,142,403
2.50%, due 3/1/50	1,016,374	972,834
2.50%, due 7/1/50	1,691,095	1,617,810
2.50%, due 10/1/50	155,435	148,640
2.50%, due 11/1/50	1,582,313	1,512,507
2.50%, due 1/1/51	428,137	409,221
2.50%, due 2/1/51	2,334,395	2,232,031
2.50%, due 5/1/51	1,283,374	1,226,295
2.50%, due 10/1/51	4,105,468	3,922,342
3.00%, due 6/1/46	586,966	583,893

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 8/1/49	$ 1,052,560	$ 1,034,344
3.00%, due 9/1/49	179,007	175,639
3.00%, due 11/1/49	660,932	654,185
3.00%, due 1/1/52	3,790,006	3,718,529
3.00%, due 4/1/52 (h)	1,060,000	1,038,053
3.50%, due 1/1/50	1,019,269	1,025,370
		47,409,266
Federal National Mortgage Association (Mortgage Pass-Through Securities) 30.1%
FNMA
3.00%, due 6/1/57	621,038	615,865
FNMA, Other
2.50%, due 1/1/57	653,059	623,814
2.68%, due 5/1/25	2,000,000	1,991,046
2.73%, due 4/1/25	1,025,000	1,021,932
3.00%, due 9/1/46	467,341	453,988
3.00%, due 10/1/46	502,939	488,991
3.00%, due 10/1/48	10,293	9,790
3.00%, due 2/1/57	519,628	513,526
6.00%, due 4/1/37	6,586	6,966
6.50%, due 8/1/47	12,076	12,469
UMBS, 15 Year
2.00%, due 6/1/35	1,402,284	1,363,643
UMBS, 20 Year
2.00%, due 5/1/41	2,287,891	2,147,279
2.50%, due 6/1/41	1,895,234	1,832,137
2.50%, due 7/1/41	1,972,363	1,906,694
3.00%, due 10/1/32	337,049	336,322
UMBS, 30 Year
2.00%, due 6/1/50	1,549,217	1,443,563
2.00%, due 8/1/50	2,909,328	2,710,875
2.00%, due 10/1/50	2,578,733	2,414,203
2.00%, due 10/1/50	1,935,205	1,802,802
2.00%, due 12/1/50	1,828,827	1,703,421
2.00%, due 3/1/51	2,263,607	2,107,664
2.00%, due 11/1/51	2,416,093	2,245,450
2.50%, due 1/1/47	1,735,894	1,669,723
2.50%, due 9/1/49	1,455,110	1,393,578
2.50%, due 3/1/50	482,640	461,788
2.50%, due 3/1/50	1,127,811	1,079,106
2.50%, due 3/1/50	1,158,560	1,108,549
2.50%, due 4/1/50	2,092,109	2,005,280
2.50%, due 5/1/50	3,395,782	3,249,340
2.50%, due 7/1/50	1,679,017	1,605,387
2.50%, due 8/1/50	2,035,083	1,947,684
2.50%, due 8/1/50	2,447,802	2,339,868
2.50%, due 9/1/50	2,561,587	2,457,817

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 10/1/50	$ 1,897,581	$ 1,814,022
2.50%, due 11/1/50	2,596,075	2,492,944
2.50%, due 1/1/51	1,931,058	1,846,944
2.50%, due 4/1/51	1,610,758	1,546,078
3.00%, due 10/1/44	1,041,159	1,044,422
3.00%, due 3/1/47	565,757	563,177
3.00%, due 12/1/47	721,521	716,788
3.00%, due 10/1/49	671,327	658,097
3.00%, due 3/1/50	1,027,008	1,007,846
3.00%, due 3/1/50	1,152,554	1,130,709
3.00%, due 5/1/50	995,604	975,167
3.00%, due 7/1/50	1,683,949	1,652,146
3.00%, due 11/1/51	2,747,973	2,699,546
3.50%, due 5/1/43	1,242,431	1,271,680
3.50%, due 11/1/44	455,905	465,016
3.50%, due 3/1/45	550,811	561,441
3.50%, due 11/1/45	1,247,217	1,266,087
3.50%, due 8/1/46	337,456	343,755
3.50%, due 10/1/47	230,200	233,223
3.50%, due 2/1/48	123,409	124,414
3.50%, due 8/1/49	648,023	650,095
3.50%, due 9/1/50	1,983,706	2,027,931
4.00%, due 1/1/46	448,965	469,382
4.00%, due 9/1/47	186,244	191,885
4.00%, due 7/1/48	476,110	486,944
4.00%, due 8/1/48	2,346,679	2,403,410
4.00%, due 9/1/48	421,969	431,604
4.00%, due 4/1/49	125,723	128,486
4.00%, due 3/1/50	1,094,379	1,121,295
4.50%, due 2/1/41	1,545,414	1,643,901
4.50%, due 4/1/41	3,912,265	4,162,201
4.50%, due 8/1/42	623,220	662,821
4.50%, due 8/1/44	721,116	766,948
5.00%, due 9/1/41	1,351,326	1,461,644
5.00%, due 10/1/41	1,107,607	1,197,054
5.50%, due 7/1/41	2,064,401	2,259,657
6.00%, due 7/1/39	472,541	527,405
6.50%, due 10/1/39	87,764	95,642
		90,172,367
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
GNMA II, 30 Year
4.00%, due 11/20/49	455,458	465,491
4.50%, due 7/20/49	377,620	391,731
GNMA II, Other
2.50%, due 1/20/50	302,063	290,625
2.50%, due 2/20/50	84,505	81,298

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Other
2.50%, due 4/20/50	$ 104,423	$ 100,470
2.50%, due 5/20/50	652,541	627,816
2.50%, due 6/20/50	445,460	428,568
		2,385,999
United States Treasury Bonds 2.2%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	2,964,157
3.00%, due 2/15/48	2,000,000	2,178,984
4.375%, due 11/15/39	1,200,000	1,525,453
		6,668,594
United States Treasury Inflation - Indexed Notes 2.1%
U.S. Treasury Inflation Linked Notes (i)
0.125%, due 1/15/30	3,846,480	4,059,990
0.125%, due 7/15/30	2,215,051	2,348,906
		6,408,896
United States Treasury Notes 18.4%
U.S. Treasury Notes
0.375%, due 4/30/25	5,000,000	4,681,836
1.375%, due 10/31/28	3,000,000	2,804,531
1.50%, due 2/15/30	13,865,000	12,998,437
2.25%, due 4/30/24	19,045,000	18,994,412
2.375%, due 8/15/24	1,695,000	1,691,094
2.625%, due 1/31/26	5,900,000	5,922,355
3.00%, due 10/31/25	7,805,000	7,927,868
		55,020,533
Total U.S. Government & Federal Agencies (Cost $218,045,942)		208,065,655
Total Long-Term Bonds (Cost $311,444,628)		296,370,477

	Shares
Short-Term Investments 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 0.01% (j)	4,776,026	4,776,026

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.195% (j)(k)	110,000	$ 110,000
Total Short-Term Investments (Cost $4,886,026)		4,886,026
Total Investments (Cost $316,330,654)	100.5%	301,256,503
Other Assets, Less Liabilities	(0.5)	(1,600,276)
Net Assets	100.0%	$ 299,656,227

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $107,430. The Portfolio received cash collateral with a value of $110,000.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2022, the total net market value was $1,602,750, which represented 0.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(h)	Delayed delivery security.
(i)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Current yield as of March 31, 2022.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(38)	June 2022	$ (4,807,388)	$ (4,669,250)	$ 138,138
U.S. Treasury 10 Year Ultra Bonds	(35)	June 2022	(4,902,380)	(4,741,406)	160,974
U.S. Treasury Long Bonds	(19)	June 2022	(2,938,425)	(2,851,188)	87,237

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	(17)	June 2022	$ (3,141,904)	$ (3,011,125)	$ 130,779
Net Unrealized Appreciation					$ 517,128

1.	As of March 31, 2022, cash in the amount of $323,550 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 6,262,772	$ —	$ 6,262,772
Corporate Bonds	—	5,737,733	—	5,737,733
Mortgage-Backed Securities	—	68,804,566	—	68,804,566
Municipal Bonds	—	7,499,751	—	7,499,751
U.S. Government & Federal Agencies	—	208,065,655	—	208,065,655
Total Long-Term Bonds	—	296,370,477	—	296,370,477
Short-Term Investments
Affiliated Investment Company	4,776,026	—	—	4,776,026
Unaffiliated Investment Company	110,000	—	—	110,000
Total Short-Term Investments	4,886,026	—	—	4,886,026
Total Investments in Securities	4,886,026	296,370,477	—	301,256,503
Other Financial Instruments
Futures Contracts (b)	517,128	—	—	517,128
Total Investments in Securities and Other Financial Instruments	$ 5,403,154	$ 296,370,477	$ —	$ 301,773,631

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 1.2%
Airbus SE, ADR (a)	127,608	$ 3,856,314
Northrop Grumman Corp.	10,743	4,804,484
		8,660,798
Automobiles 2.0%
Tesla, Inc. (a)	13,053	14,065,913
Beverages 1.5%
Constellation Brands, Inc., Class A	47,575	10,957,474
Biotechnology 1.0%
Seagen, Inc. (a)	47,082	6,782,162
Capital Markets 4.9%
Blackstone, Inc.	63,438	8,052,820
Charles Schwab Corp. (The)	43,147	3,637,724
Coinbase Global, Inc., Class A (a)	17,428	3,308,880
MarketAxess Holdings, Inc.	15,936	5,421,427
S&P Global, Inc.	35,650	14,622,917
		35,043,768
Commercial Services & Supplies 0.8%
Copart, Inc. (a)	43,835	5,499,977
Consumer Finance 1.4%
American Express Co.	52,577	9,831,899
Energy Equipment & Services 0.5%
Schlumberger NV	93,106	3,846,209
Equity Real Estate Investment Trusts 0.5%
Equinix, Inc.	4,322	3,205,282
Health Care Equipment & Supplies 4.3%
ABIOMED, Inc. (a)	30,634	10,147,206
Align Technology, Inc. (a)	13,542	5,904,312
Boston Scientific Corp. (a)	238,718	10,572,820
Stryker Corp.	13,859	3,705,204
		30,329,542
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	29,879	15,237,394
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc., Class A (a)	72,704	12,487,639

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc. (a)	29,710	$ 4,508,195
		16,995,834
Insurance 1.5%
Marsh & McLennan Cos., Inc.	38,818	6,615,363
Progressive Corp. (The)	33,630	3,833,484
		10,448,847
Interactive Media & Services 10.8%
Alphabet, Inc., Class C (a)	17,034	47,575,792
Match Group, Inc. (a)	43,958	4,779,993
Meta Platforms, Inc., Class A (a)	52,389	11,649,218
Snap, Inc., Class A (a)	32,506	1,169,891
ZoomInfo Technologies, Inc., Class A (a)	201,634	12,045,615
		77,220,509
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc. (a)	10,795	35,191,160
Etsy, Inc. (a)	23,074	2,867,637
		38,058,797
IT Services 13.7%
Block, Inc., Class A (a)	83,147	11,274,733
Fidelity National Information Services, Inc.	119,229	11,972,976
FleetCor Technologies, Inc. (a)	50,069	12,470,185
Global Payments, Inc.	95,074	13,009,926
Mastercard, Inc., Class A	87,090	31,124,224
PayPal Holdings, Inc. (a)	34,673	4,009,933
Shopify, Inc., Class A (a)	2,959	2,000,166
Snowflake, Inc., Class A (a)	11,273	2,582,983
Visa, Inc., Class A	41,959	9,305,247
		97,750,373
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	35,364	4,679,718
Illumina, Inc. (a)	25,083	8,764,000
Mettler-Toledo International, Inc. (a)	2,617	3,593,638
		17,037,356
Machinery 0.2%
IDEX Corp.	8,299	1,591,167
Media 0.0% ‡
Interpublic Group of Cos., Inc. (The)	7,626	270,342
Pharmaceuticals 0.8%
Zoetis, Inc.	30,452	5,742,943

	Shares	Value
Common Stocks
Professional Services 2.4%
Equifax, Inc.	15,066	$ 3,572,149
TransUnion	130,118	13,446,394
		17,018,543
Road & Rail 0.8%
Uber Technologies, Inc. (a)	167,605	5,980,146
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc. (a)	154,608	16,904,839
Marvell Technology, Inc.	114,554	8,214,667
Microchip Technology, Inc.	136,368	10,246,691
Monolithic Power Systems, Inc.	6,241	3,031,129
NVIDIA Corp.	70,759	19,307,301
		57,704,627
Software 20.8%
Adobe, Inc. (a)	21,371	9,737,055
Autodesk, Inc. (a)	42,047	9,012,774
Avalara, Inc. (a)	68,994	6,865,593
Ceridian HCM Holding, Inc. (a)	79,092	5,406,729
HashiCorp, Inc., Class A (a)(b)	5,173	279,342
Intuit, Inc.	13,834	6,651,941
Microsoft Corp.	222,580	68,623,640
nCino, Inc. (a)	95,005	3,893,305
Qualtrics International, Inc., Class A (a)	11,084	316,448
RingCentral, Inc., Class A (a)	34,626	4,058,514
salesforce.com, Inc. (a)	68,585	14,561,967
SentinelOne, Inc., Class A (a)	30,892	1,196,756
ServiceNow, Inc. (a)	5,709	3,179,285
UiPath, Inc., Class A (a)	188,690	4,073,817
Workday, Inc., Class A (a)	42,404	10,154,062
		148,011,228
Specialty Retail 0.2%
Burlington Stores, Inc. (a)	8,585	1,563,929
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	351,710	61,412,083
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc. (a)	25,486	9,308,252
Total Common Stocks (Cost $651,803,177)		709,575,394

	Shares	Value
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	2,899,426	$ 2,899,426
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	268,704	268,704
Total Short-Term Investments (Cost $3,168,130)		3,168,130
Total Investments (Cost $654,971,307)	99.9%	712,743,524
Other Assets, Less Liabilities	0.1	596,063
Net Assets	100.0%	$ 713,339,587

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $279,288; the total market value of collateral held by the Portfolio was $292,942. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $24,238. The Portfolio received cash collateral with a value of $268,704.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 709,575,394	$ —	$ —	$ 709,575,394
Short-Term Investments
Affiliated Investment Company	2,899,426	—	—	2,899,426
Unaffiliated Investment Company	268,704	—	—	268,704
Total Short-Term Investments	3,168,130	—	—	3,168,130
Total Investments in Securities	$ 712,743,524	$ —	$ —	$ 712,743,524

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.1%
Convertible Bonds 1.0%
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	$ 7,695,000	$ 7,223,681
3.375%, due 8/15/26	7,295,000	6,580,090
		13,803,771
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	1,095,000	6,972,796
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	9,247,866	9,234,816
Total Convertible Bonds (Cost $24,376,252)		30,011,383
Corporate Bonds 87.3%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	9,424,605
3.75%, due 2/15/28	6,320,000	6,001,124
4.00%, due 2/15/30	6,400,000	6,088,000
4.875%, due 1/15/29	2,570,000	2,550,725
Outfront Media Capital LLC (c)
4.25%, due 1/15/29	2,400,000	2,232,600
5.00%, due 8/15/27	7,910,000	7,732,658
		34,029,712
Aerospace & Defense 1.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	5,587,000	5,028,300
Rolls-Royce plc
5.75%, due 10/15/27 (c)	3,210,000	3,294,744
TransDigm UK Holdings plc
6.875%, due 5/15/26	7,637,000	7,777,521
TransDigm, Inc.
4.625%, due 1/15/29	7,985,000	7,465,735
4.875%, due 5/1/29	5,630,000	5,276,830
6.25%, due 3/15/26 (c)	22,850,000	23,458,724
7.50%, due 3/15/27	2,780,000	2,863,400
8.00%, due 12/15/25 (c)	2,000,000	2,091,560
		57,256,814
Airlines 0.9%
American Airlines, Inc. (c)
5.50%, due 4/20/26	4,560,000	4,594,200

	Principal Amount	Value
Corporate Bonds
Airlines
American Airlines, Inc. (c)
5.75%, due 4/20/29	$ 3,750,000	$ 3,735,937
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	4,095,000	4,118,790
4.75%, due 10/20/28 (c)	5,450,000	5,491,729
7.00%, due 5/1/25 (c)	713,000	763,705
7.375%, due 1/15/26	2,160,000	2,345,728
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	5,080,000	5,295,900
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (c)	1,495,984	1,593,223
		27,939,212
Auto Manufacturers 1.5%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	10,457,767
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	2,020,000	1,917,419
2.90%, due 2/16/28	2,400,000	2,169,000
3.375%, due 11/13/25	4,000,000	3,909,780
4.00%, due 11/13/30	5,000,000	4,708,500
4.125%, due 8/17/27	1,000,000	977,450
4.271%, due 1/9/27	1,647,000	1,624,370
4.389%, due 1/8/26	750,000	748,058
5.125%, due 6/16/25	3,500,000	3,570,000
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	11,880,000	12,073,050
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	3,775,000	3,709,428
		45,864,822
Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	6,300,000	5,995,773
Dealer Tire LLC
8.00%, due 2/1/28 (c)	4,415,000	4,426,037
Goodyear Tire & Rubber Co. (The) (c)
5.00%, due 7/15/29	4,070,000	3,791,449
5.25%, due 7/15/31	2,135,000	1,974,235
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,973,000	7,813,540
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	10,396,000	10,162,090
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	10,945,000	10,780,825
Meritor, Inc.
6.25%, due 6/1/25 (c)	1,250,000	1,290,625
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	11,800,000	10,751,334

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Tenneco, Inc.
7.875%, due 1/15/29 (c)	$ 470,000	$ 495,263
		57,481,171
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (c)	3,725,000	3,371,497
Biotechnology 0.2%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (c)	3,480,000	3,121,873
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (c)	3,980,000	3,746,175
		6,868,048
Building Materials 0.9%
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	8,011,000	7,886,109
Koppers, Inc.
6.00%, due 2/15/25 (c)	6,270,000	6,144,600
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	2,975,000	2,860,106
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	3,995,000	3,725,337
Summit Materials LLC (c)
5.25%, due 1/15/29	3,930,000	3,880,875
6.50%, due 3/15/27	5,135,000	5,224,862
		29,721,889
Chemicals 2.0%
ASP Unifrax Holdings, Inc. (c)
5.25%, due 9/30/28	4,650,000	4,319,548
7.50%, due 9/30/29	4,730,000	4,206,205
CVR Partners LP
6.125%, due 6/15/28 (c)	1,700,000	1,699,490
EverArc Escrow SARL
5.00%, due 10/30/29 (c)	7,155,000	6,537,881
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	8,875,000	9,230,000
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	6,790,000	7,197,400
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	5,015,000	5,015,000
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	2,635,000	2,664,631
5.25%, due 6/1/27	2,325,000	2,315,328
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	6,000,000	5,655,000

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIH Salt Holdings, Inc. (c)
6.625%, due 5/1/29	$ 6,900,000	$ 6,193,819
SCIL IV LLC
5.375%, due 11/1/26 (c)	3,300,000	3,036,000
SPCM SA (c)
3.125%, due 3/15/27	2,000,000	1,840,000
3.375%, due 3/15/30	1,800,000	1,580,220
		61,490,522
Coal 0.3%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	2,736,000	2,930,940
Natural Resource Partners LP
9.125%, due 6/30/25 (c)	4,045,000	4,136,012
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (c)	2,650,000	2,785,813
		9,852,765
Commercial Services 2.7%
AMN Healthcare, Inc. (c)
4.00%, due 4/15/29	2,350,000	2,176,805
4.625%, due 10/1/27	2,430,000	2,362,713
Ashtead Capital, Inc. (c)
4.00%, due 5/1/28	3,650,000	3,597,126
4.25%, due 11/1/29	3,545,000	3,527,583
4.375%, due 8/15/27	2,008,000	2,033,140
Cimpress plc
7.00%, due 6/15/26 (c)	7,892,000	7,558,958
Gartner, Inc.
3.75%, due 10/1/30 (c)	4,635,000	4,351,106
Graham Holdings Co.
5.75%, due 6/1/26 (c)	11,107,000	11,406,334
HealthEquity, Inc.
4.50%, due 10/1/29 (c)	2,650,000	2,510,875
Korn Ferry
4.625%, due 12/15/27 (c)	4,000,000	3,901,480
MPH Acquisition Holdings LLC (c)
5.50%, due 9/1/28	3,110,000	2,981,293
5.75%, due 11/1/28	5,500,000	4,966,115
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	3,200,000	3,144,000
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	3,800,000	3,838,000
Service Corp. International
3.375%, due 8/15/30	4,480,000	4,035,942
4.00%, due 5/15/31	7,000,000	6,512,310
United Rentals North America, Inc.
3.75%, due 1/15/32	2,900,000	2,704,250

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
3.875%, due 11/15/27	$ 4,000,000	$ 3,961,000
3.875%, due 2/15/31	3,500,000	3,298,750
4.875%, due 1/15/28	1,000,000	1,015,795
5.50%, due 5/15/27	1,000,000	1,034,300
WW International, Inc.
4.50%, due 4/15/29 (c)	6,785,000	5,494,018
		86,411,893
Computers 0.7%
Condor Merger Sub, Inc.
7.375%, due 2/15/30 (c)	18,085,000	17,347,856
Unisys Corp.
6.875%, due 11/1/27 (c)	5,865,000	6,136,256
		23,484,112
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	6,780,000	6,239,092
5.50%, due 6/1/28	4,000,000	3,980,000
		10,219,092
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	8,636,000	8,756,386
5.75%, due 5/15/25 (c)	2,000,000	2,053,200
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	5,000,000	5,250,750
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	3,000,000	2,812,500
		18,872,836
Diversified Financial Services 1.7%
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	3,055,000	3,065,967
6.625%, due 3/15/26	9,465,000	9,654,300
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	4,485,000	4,626,950
Jane Street Group
4.50%, due 11/15/29 (c)	1,000,000	947,610
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	8,340,000	7,985,383
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	7,570,000	7,183,768
4.375%, due 5/15/31	3,630,000	3,510,010
4.625%, due 11/15/27	3,865,000	3,796,242
Oxford Finance LLC
6.375%, due 2/1/27 (c)	3,000,000	3,057,690

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	$ 3,650,000	$ 3,131,700
5.75%, due 9/15/31	3,050,000	2,710,688
PRA Group, Inc.
7.375%, due 9/1/25 (c)	3,700,000	3,855,826
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	1,298,000	1,351,555
		54,877,689
Electric 1.7%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	4,050,000	4,067,537
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,775,225
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	3,621,653	2,354,074
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	4,650,000	4,358,492
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	4,500,000	4,449,375
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,633,004
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	4,205,000	4,136,921
PG&E Corp.
5.00%, due 7/1/28	6,260,000	6,050,916
5.25%, due 7/1/30	3,840,000	3,724,416
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	3,350,000	3,262,063
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,877,922
Vistra Operations Co. LLC (c)
4.375%, due 5/1/29	2,500,000	2,362,500
5.00%, due 7/31/27	3,300,000	3,246,573
		54,299,018
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc. (c)
7.125%, due 6/15/25	4,535,000	4,717,851
7.25%, due 6/15/28	2,500,000	2,655,338
		7,373,189
Electronics 0.1%
II-VI, Inc.
5.00%, due 12/15/29 (c)	1,685,000	1,647,088
Energy-Alternate Sources 0.2%
Renewable Energy Group, Inc.
5.875%, due 6/1/28 (c)	4,575,000	4,914,145

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.7%
Arcosa, Inc.
4.375%, due 4/15/29 (c)	$ 1,340,000	$ 1,271,325
Artera Services LLC
9.033%, due 12/4/25 (c)	3,465,000	3,462,453
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	4,000,000	3,820,000
Railworks Holdings LP
8.25%, due 11/15/28 (c)	2,800,000	2,875,082
TopBuild Corp.
4.125%, due 2/15/32 (c)	4,480,000	4,060,000
Weekley Homes LLC
4.875%, due 9/15/28 (c)	5,800,000	5,345,599
		20,834,459
Entertainment 2.7%
Affinity Gaming
6.875%, due 12/15/27 (c)	3,939,000	3,830,678
Allen Media LLC
10.50%, due 2/15/28 (c)	4,040,000	3,980,531
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	3,845,000	3,691,200
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	2,170,000	2,191,700
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (c)(f)	5,790,000	5,847,900
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	13,202,000	12,805,940
5.50%, due 4/1/27	8,901,000	9,001,937
International Game Technology plc
6.25%, due 1/15/27 (c)	6,725,000	7,084,451
Jacobs Entertainment, Inc.
6.75%, due 2/15/29 (c)	5,875,000	5,904,258
Live Nation Entertainment, Inc. (c)
3.75%, due 1/15/28	1,860,000	1,748,177
6.50%, due 5/15/27	6,435,000	6,853,404
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	10,940,000	10,800,515
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	1,650,000	1,521,069
Motion Bondco DAC
6.625%, due 11/15/27 (c)	4,500,000	4,230,000
Powdr Corp.
6.00%, due 8/1/25 (c)	3,001,000	3,068,522
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	2,800,000	2,892,064
		85,452,346

	Principal Amount	Value
Corporate Bonds
Food 1.6%
B&G Foods, Inc.
5.25%, due 4/1/25	$ 4,142,000	$ 4,049,551
Kraft Heinz Foods Co.
3.875%, due 5/15/27	4,625,000	4,701,289
6.875%, due 1/26/39	7,588,000	9,342,725
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (c)	3,300,000	3,300,000
Land O' Lakes, Inc.
6.00%, due 11/15/22 (c)	7,880,000	7,987,092
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	5,130,000	5,745,600
Post Holdings, Inc.
4.625%, due 4/15/30 (c)	2,000,000	1,800,900
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	5,500,000	5,156,250
TreeHouse Foods, Inc.
4.00%, due 9/1/28	3,000,000	2,540,175
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	5,000,000	5,125,000
		49,748,582
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	6,500,000	6,672,445
Forest Products & Paper 1.1%
Glatfelter Corp.
4.75%, due 11/15/29 (c)	2,630,000	2,228,925
Mercer International, Inc.
5.125%, due 2/1/29	9,880,000	9,534,200
5.50%, due 1/15/26	1,000,000	1,007,500
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (c)	3,000,000	2,835,600
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	18,281,455
		33,887,680
Gas 0.6%
AmeriGas Partners LP
5.625%, due 5/20/24	4,425,000	4,513,500
5.75%, due 5/20/27	2,485,000	2,475,681
5.875%, due 8/20/26	6,885,000	6,863,932
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (c)	5,450,000	5,448,365
		19,301,478

	Principal Amount	Value
Corporate Bonds
Hand & Machine Tools 0.1%
Werner FinCo LP
8.75%, due 7/15/25 (c)	$ 4,250,000	$ 4,377,500
Healthcare-Products 0.9%
Hologic, Inc. (c)
3.25%, due 2/15/29	8,075,000	7,540,193
4.625%, due 2/1/28	2,000,000	2,025,000
Mozart Debt Merger Sub, Inc.
3.875%, due 4/1/29 (c)	3,080,000	2,849,000
Teleflex, Inc.
4.25%, due 6/1/28 (c)	9,615,000	9,362,606
4.625%, due 11/15/27	3,500,000	3,548,125
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	4,092,000	4,337,520
		29,662,444
Healthcare-Services 5.1%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	1,750,000	1,727,666
5.50%, due 7/1/28	1,500,000	1,507,500
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	6,995,000	6,357,860
3.50%, due 4/1/30	3,065,000	2,796,813
5.00%, due 7/15/27	5,180,000	5,240,399
Centene Corp.
3.00%, due 10/15/30	5,500,000	5,051,585
4.625%, due 12/15/29	4,870,000	4,909,398
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (c)	3,225,000	3,095,323
DaVita, Inc. (c)
3.75%, due 2/15/31	2,900,000	2,537,500
4.625%, due 6/1/30	4,300,000	4,015,340
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,390,000
4.625%, due 4/1/31	4,275,000	4,001,571
4.75%, due 2/1/30	7,650,000	7,344,000
HCA, Inc.
3.50%, due 9/1/30	7,300,000	7,052,266
5.375%, due 2/1/25	7,255,000	7,548,827
5.625%, due 9/1/28	2,090,000	2,259,813
5.875%, due 5/1/23	4,800,000	4,962,000
5.875%, due 2/15/26	9,015,000	9,587,543
7.50%, due 11/6/33	12,100,000	15,185,500
7.58%, due 9/15/25	3,507,000	3,866,467
7.69%, due 6/15/25	9,195,000	10,125,994
8.36%, due 4/15/24	4,450,000	4,822,687
IQVIA, Inc.
5.00%, due 10/15/26 (c)	9,792,000	9,963,360

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	$ 4,720,000	$ 4,459,845
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	3,730,000	3,477,143
ModivCare, Inc.
5.875%, due 11/15/25 (c)	3,500,000	3,533,880
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	4,480,000	4,300,800
3.875%, due 5/15/32	3,200,000	3,043,040
4.375%, due 6/15/28	1,000,000	989,620
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	10,055,000	10,518,033
Select Medical Corp.
6.25%, due 8/15/26 (c)	2,000,000	2,070,480
		161,742,253
Holding Companies-Diversified 0.3%
Stena International SA
6.125%, due 2/1/25 (c)	9,525,000	9,525,000
Home Builders 2.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	5,900,000	5,885,250
Ashton Woods USA LLC
6.625%, due 1/15/28 (c)	2,000,000	2,049,100
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	4,855,000	4,753,361
Century Communities, Inc.
3.875%, due 8/15/29 (c)	5,155,000	4,622,749
6.75%, due 6/1/27	6,775,000	7,029,740
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	6,945,000	6,771,375
M/I Homes, Inc.
3.95%, due 2/15/30	2,100,000	1,848,065
4.95%, due 2/1/28	3,000,000	2,827,500
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	6,372,000	6,069,330
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (c)	4,705,000	4,781,456
PulteGroup, Inc.
7.875%, due 6/15/32	2,000,000	2,583,665
Shea Homes LP (c)
4.75%, due 2/15/28	7,300,000	6,867,840
4.75%, due 4/1/29	2,748,000	2,570,053
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	2,700,000	2,727,000
Thor Industries, Inc.
4.00%, due 10/15/29 (c)	1,000,000	877,900

	Principal Amount	Value
Corporate Bonds
Home Builders
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (c)	$ 4,270,000	$ 4,163,250
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	4,400,000	4,449,500
		70,877,134
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,823,050
4.125%, due 4/30/31 (c)	3,700,000	3,330,000
Spectrum Brands, Inc.
5.75%, due 7/15/25	2,840,000	2,893,250
		8,046,300
Housewares 0.2%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	4,860,000	4,237,847
4.375%, due 2/1/32	2,805,000	2,484,094
		6,721,941
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	6,500,000	6,061,250
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,930,487
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	2,500,000	2,617,397
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,626,900
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	3,245,000	3,407,250
Ryan Specialty Group LLC
4.375%, due 2/1/30 (c)	1,815,000	1,715,175
USI, Inc.
6.875%, due 5/1/25 (c)	5,890,000	5,909,496
		31,267,955
Internet 2.1%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	4,150,000	4,120,410
Match Group Holdings II LLC
3.625%, due 10/1/31 (c)	4,205,000	3,761,099
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,774,493
4.875%, due 6/15/30 (c)	3,000,000	3,200,100
5.375%, due 11/15/29 (c)	2,500,000	2,706,250
5.75%, due 3/1/24	10,899,000	11,443,351
5.875%, due 2/15/25	3,320,000	3,540,116
5.875%, due 11/15/28	8,800,000	9,700,240

	Principal Amount	Value
Corporate Bonds
Internet
Northwest Fiber LLC
4.75%, due 4/30/27 (c)	$ 2,250,000	$ 2,136,375
Uber Technologies, Inc. (c)
7.50%, due 5/15/25	2,400,000	2,504,400
7.50%, due 9/15/27	6,065,000	6,466,867
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	6,129,928
5.25%, due 4/1/25	9,025,000	9,475,528
		66,959,157
Investment Companies 1.4%
Compass Group Diversified Holdings LLC (c)
5.00%, due 1/15/32	3,250,000	2,941,250
5.25%, due 4/15/29	9,375,000	8,812,500
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	23,640,000	24,220,362
Icahn Enterprises LP
5.25%, due 5/15/27	4,425,000	4,342,806
6.25%, due 5/15/26	4,000,000	4,080,000
		44,396,918
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,807,000
Big River Steel LLC
6.625%, due 1/31/29 (c)	6,800,000	7,134,696
Mineral Resources Ltd.
8.125%, due 5/1/27 (c)	12,545,000	12,968,394
		27,910,090
Leisure Time 2.1%
Carnival Corp. (c)
4.00%, due 8/1/28	10,600,000	9,858,000
5.75%, due 3/1/27	17,065,000	16,274,293
6.00%, due 5/1/29	8,600,000	8,104,124
7.625%, due 3/1/26	3,985,000	4,011,022
9.875%, due 8/1/27	7,000,000	7,737,240
10.50%, due 2/1/26	7,040,000	7,827,846
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	2,297,916	2,263,447
Royal Caribbean Cruises Ltd. (c)
5.375%, due 7/15/27	3,300,000	3,170,574
5.50%, due 4/1/28	6,550,000	6,244,181
		65,490,727
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,571,850
4.75%, due 6/15/31 (c)	12,665,000	12,205,894

	Principal Amount	Value
Corporate Bonds
Lodging
Boyd Gaming Corp.
8.625%, due 6/1/25 (c)	$ 500,000	$ 525,180
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32 (c)	1,070,000	971,025
4.00%, due 5/1/31 (c)	9,800,000	9,248,750
4.875%, due 1/15/30	7,500,000	7,483,087
5.75%, due 5/1/28 (c)	1,725,000	1,784,685
Hyatt Hotels Corp.
5.75%, due 4/23/30 (g)	1,915,000	2,115,956
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	4,000,000	3,807,475
Series FF
4.625%, due 6/15/30	2,000,000	2,071,382
Series EE
5.75%, due 5/1/25	743,000	788,869
Station Casinos LLC (c)
4.50%, due 2/15/28	3,000,000	2,845,455
4.625%, due 12/1/31	5,250,000	4,802,175
		60,221,783
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (c)	2,150,000	2,060,710
Vertiv Group Corp.
4.125%, due 11/15/28 (c)	7,600,000	6,935,874
		8,996,584
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (h)(i)	5,030,000	50,300
Colfax Corp.
6.375%, due 2/15/26 (c)	3,053,000	3,149,292
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	5,394,000	5,570,545
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	1,373,000	1,360,986
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	7,265,000	7,185,303
		17,316,426
Media 6.8%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	4,175,000	4,028,875
Cable One, Inc.
4.00%, due 11/15/30 (c)	10,325,000	9,521,921
CCO Holdings LLC
4.25%, due 2/1/31 (c)	9,255,000	8,398,913
4.25%, due 1/15/34 (c)	7,265,000	6,309,616

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.50%, due 8/15/30 (c)	$ 13,555,000	$ 12,718,555
4.50%, due 5/1/32	11,250,000	10,290,375
4.50%, due 6/1/33 (c)	4,700,000	4,218,250
4.75%, due 3/1/30 (c)	7,715,000	7,408,252
5.00%, due 2/1/28 (c)	8,550,000	8,460,225
5.125%, due 5/1/27 (c)	12,000,000	12,017,700
5.375%, due 6/1/29 (c)	4,780,000	4,780,000
CSC Holdings LLC (c)
5.75%, due 1/15/30	6,705,000	5,967,450
6.50%, due 2/1/29	2,660,000	2,681,120
Diamond Sports Group LLC
6.625%, due 8/15/27 (c)	2,305,000	474,715
Directv Financing LLC
5.875%, due 8/15/27 (c)	8,400,000	8,263,500
DISH DBS Corp.
5.125%, due 6/1/29	1,500,000	1,277,385
5.875%, due 7/15/22	6,655,000	6,688,142
7.75%, due 7/1/26	8,000,000	7,948,000
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	3,310,000	3,160,040
6.75%, due 10/15/27	13,596,000	13,967,171
News Corp. (c)
3.875%, due 5/15/29	10,470,000	9,894,150
5.125%, due 2/15/32	3,085,000	3,101,412
Quebecor Media, Inc.
5.75%, due 1/15/23	12,147,000	12,361,759
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (c)	4,805,000	4,465,046
Sirius XM Radio, Inc. (c)
3.125%, due 9/1/26	3,315,000	3,134,243
3.875%, due 9/1/31	5,480,000	4,986,800
4.00%, due 7/15/28	2,750,000	2,612,500
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(i)(j)(k)	7,000,000	7,000,000
Videotron Ltd. (c)
5.125%, due 4/15/27	5,890,000	5,960,540
5.375%, due 6/15/24	11,450,000	11,768,310
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	3,490,000	3,296,288
VZ Secured Financing BV
5.00%, due 1/15/32 (c)	6,285,000	5,876,475
		213,037,728
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (c)	3,895,000	3,900,570

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	$ 1,200,000	$ 1,005,000
		4,905,570
Mining 1.9%
Arconic Corp.
6.00%, due 5/15/25 (c)	2,200,000	2,250,600
Century Aluminum Co.
7.50%, due 4/1/28 (c)	6,230,000	6,494,775
Compass Minerals International, Inc. (c)
4.875%, due 7/15/24	2,250,000	2,224,688
6.75%, due 12/1/27	7,990,000	8,090,674
Constellium SE
3.75%, due 4/15/29 (c)	3,000,000	2,692,500
First Quantum Minerals Ltd. (c)
6.875%, due 10/15/27	1,800,000	1,885,500
7.25%, due 4/1/23	4,675,000	4,666,865
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	7,000,000	6,352,500
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (c)	1,920,000	2,078,400
Novelis Corp. (c)
3.25%, due 11/15/26	6,550,000	6,257,084
3.875%, due 8/15/31	8,890,000	8,131,327
4.75%, due 1/30/30	8,935,000	8,674,679
		59,799,592
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (c)
4.625%, due 5/15/30	2,615,000	2,478,314
5.625%, due 7/1/27	7,240,000	7,258,100
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,339,958
FXI Holdings, Inc. (c)
7.875%, due 11/1/24	1,720,000	1,713,137
12.25%, due 11/15/26	4,206,000	4,549,084
Hillenbrand, Inc.
5.75%, due 6/15/25	2,000,000	2,050,000
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	7,720,000	7,828,157
		30,216,750
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	4,445,000	4,317,206

	Principal Amount	Value
Corporate Bonds
Oil & Gas 6.3%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	$ 3,400,000	$ 3,486,666
9.00%, due 11/1/27	2,684,000	3,677,080
California Resources Corp.
7.125%, due 2/1/26 (c)	3,500,000	3,639,195
Callon Petroleum Co.
6.125%, due 10/1/24	4,560,000	4,537,200
9.00%, due 4/1/25 (c)	7,580,000	8,034,800
Centennial Resource Production LLC (c)
5.375%, due 1/15/26	5,700,000	5,529,000
6.875%, due 4/1/27	5,958,000	5,988,386
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	2,250,000	2,230,380
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (c)	5,040,000	5,372,690
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	3,700,000	3,816,846
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	10,805,000	11,121,478
Endeavor Energy Resources LP
6.625%, due 7/15/25 (c)	1,805,000	1,872,688
EQT Corp.
6.625%, due 2/1/25 (g)	4,850,000	5,122,885
Gulfport Energy Corp.
8.00%, due 5/17/26	368,464	379,035
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (c)	8,284,024	8,521,693
Gulfport Energy Operating Corp. Escrow Claim Shares (h)(j)(k)
6.00%, due 10/15/24	15,745,000	—
6.375%, due 5/15/25	8,000,000	—
6.375%, due 1/15/26	4,441,000	—
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	1,610,000	1,610,966
6.00%, due 2/1/31	1,075,000	1,077,688
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (c)	3,930,000	3,954,720
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	3,092,679
6.80%, due 3/15/32	2,665,000	3,188,709
Matador Resources Co.
5.875%, due 9/15/26	7,250,000	7,382,675
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	4,065,000	3,729,638
Murphy Oil Corp.
6.875%, due 8/15/24	1,478,000	1,489,085
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,812,000
5.875%, due 9/1/25	1,500,000	1,593,293

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
6.125%, due 1/1/31	$ 2,500,000	$ 2,812,500
6.375%, due 9/1/28	1,500,000	1,689,375
6.45%, due 9/15/36	3,100,000	3,641,524
6.625%, due 9/1/30	3,345,000	3,838,387
7.50%, due 5/1/31	1,200,000	1,464,000
8.00%, due 7/15/25	1,750,000	1,965,250
Parkland Corp. (c)
4.50%, due 10/1/29	3,470,000	3,217,193
4.625%, due 5/1/30	3,880,000	3,608,400
5.875%, due 7/15/27	3,130,000	3,122,175
PBF Holding Co. LLC
9.25%, due 5/15/25 (c)	6,300,000	6,490,386
PDC Energy, Inc.
6.125%, due 9/15/24	2,891,000	2,926,386
Range Resources Corp.
4.75%, due 2/15/30 (c)	2,050,000	2,036,019
8.25%, due 1/15/29	1,615,000	1,769,894
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	6,440,000	6,445,957
Southwestern Energy Co.
4.75%, due 2/1/32	1,775,000	1,772,781
5.375%, due 3/15/30	4,250,000	4,318,892
5.95%, due 1/23/25 (g)	1,008,000	1,053,773
8.375%, due 9/15/28	1,600,000	1,756,000
Sunoco LP
4.50%, due 5/15/29	1,690,000	1,594,405
6.00%, due 4/15/27	2,000,000	2,037,500
Talos Production, Inc.
12.00%, due 1/15/26	19,985,000	21,633,163
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	1,632,825	1,623,436
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	4,095,000	4,054,050
Transocean Sentry Ltd.
5.375%, due 5/15/23 (c)	2,999,371	2,933,086
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	820,000	835,260
		199,901,267
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	6,600,000	6,682,500
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	10,177,000	5,800,890
TechnipFMC plc
6.50%, due 2/1/26 (c)	5,766,000	5,975,018

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
Weatherford International Ltd. (c)
6.50%, due 9/15/28	$ 3,870,000	$ 4,000,554
8.625%, due 4/30/30	3,375,000	3,426,806
		25,885,768
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (b)(c)	2,132,940	1,950,307
Ball Corp.
3.125%, due 9/15/31	5,000,000	4,468,500
Cascades, Inc. (c)
5.125%, due 1/15/26	2,810,000	2,801,233
5.375%, due 1/15/28	5,200,000	5,193,500
		14,413,540
Pharmaceuticals 2.5%
180 Medical, Inc.
3.875%, due 10/15/29 (c)	3,270,000	3,090,150
Bausch Health Americas, Inc. (c)
8.50%, due 1/31/27	1,600,000	1,595,632
9.25%, due 4/1/26	1,435,000	1,469,670
Bausch Health Cos., Inc. (c)
5.00%, due 1/30/28	3,430,000	2,824,845
5.25%, due 2/15/31	2,500,000	1,945,900
6.125%, due 4/15/25	2,854,000	2,878,973
6.25%, due 2/15/29	5,900,000	4,838,000
7.00%, due 1/15/28	1,750,000	1,566,740
BellRing Brands, Inc.
7.00%, due 3/15/30 (c)	4,700,000	4,799,875
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (c)	2,550,000	2,467,099
Endo DAC
9.50%, due 7/31/27 (c)	2,000,000	1,755,000
Jazz Securities DAC
4.375%, due 1/15/29 (c)	6,190,000	5,996,562
Organon & Co. (c)
4.125%, due 4/30/28	8,200,000	7,812,181
5.125%, due 4/30/31	6,500,000	6,272,500
Owens & Minor, Inc. (c)
4.50%, due 3/31/29	3,165,000	3,022,575
6.625%, due 4/1/30	4,385,000	4,512,209
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)	6,411,000	5,982,425
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	7,535,000	6,724,987
5.125%, due 1/15/28	4,545,000	4,510,912

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Vizient, Inc.
6.25%, due 5/15/27 (c)	$ 3,615,000	$ 3,723,450
		77,789,685
Pipelines 4.9%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	424,974
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	2,000,000	1,997,960
5.75%, due 1/15/28	1,565,000	1,598,256
Cheniere Energy Partners LP
3.25%, due 1/31/32 (c)	2,210,000	2,009,531
4.00%, due 3/1/31	6,400,000	6,204,096
CNX Midstream Partners LP
4.75%, due 4/15/30 (c)	2,285,000	2,139,834
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (c)	2,150,000	2,294,867
DT Midstream, Inc. (c)
4.125%, due 6/15/29	1,355,000	1,299,181
4.375%, due 6/15/31	2,975,000	2,848,562
Energy Transfer LP
4.40%, due 3/15/27	5,702,000	5,797,184
4.95%, due 5/15/28	2,925,000	3,029,273
EQM Midstream Partners LP
4.50%, due 1/15/29 (c)	1,880,000	1,757,800
4.75%, due 1/15/31 (c)	2,700,000	2,524,500
5.50%, due 7/15/28	720,000	722,819
6.00%, due 7/1/25 (c)	2,975,000	3,034,634
6.50%, due 7/1/27 (c)	1,850,000	1,932,399
Genesis Energy LP
5.625%, due 6/15/24	1,000,000	993,810
6.25%, due 5/15/26	2,716,000	2,629,903
6.50%, due 10/1/25	1,600,000	1,578,080
7.75%, due 2/1/28	1,280,000	1,286,790
8.00%, due 1/15/27	6,075,000	6,249,383
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	5,775,000	5,898,469
Hess Midstream Operations LP (c)
4.25%, due 2/15/30	2,000,000	1,887,200
5.625%, due 2/15/26	3,300,000	3,385,635
Holly Energy Partners LP
5.00%, due 2/1/28 (c)	2,845,000	2,699,165
ITT Holdings LLC
6.50%, due 8/1/29 (c)	2,250,000	2,078,370
MPLX LP
4.875%, due 12/1/24	3,240,000	3,355,543
4.875%, due 6/1/25	6,708,000	6,949,496

	Principal Amount	Value
Corporate Bonds
Pipelines
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	$ 5,060,000	$ 5,013,296
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	3,015,000	2,965,825
NGPL PipeCo LLC
4.875%, due 8/15/27 (c)	5,280,000	5,480,429
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,455,490
PBF Logistics LP
6.875%, due 5/15/23	1,200,000	1,196,556
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (e)(l)	14,265,000	12,096,720
Rockies Express Pipeline LLC (c)
3.60%, due 5/15/25	2,000,000	1,966,280
4.80%, due 5/15/30	5,000,000	4,737,500
Ruby Pipeline LLC
8.00%, due 4/1/22 (c)(g)	14,494,697	13,371,358
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	7,290,000	6,951,234
Tallgrass Energy Partners LP
6.00%, due 3/1/27 (c)	1,500,000	1,494,233
Targa Resources Partners LP
5.875%, due 4/15/26	1,430,000	1,474,759
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	8,231,623
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,050,000
5.50%, due 8/15/48	6,360,000	6,280,500
		154,373,517
Real Estate 0.9%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	3,300,000	3,096,258
4.375%, due 2/1/31	2,500,000	2,350,000
Newmark Group, Inc.
6.125%, due 11/15/23	9,839,000	10,288,298
Realogy Group LLC (c)
5.25%, due 4/15/30	6,790,000	6,246,800
5.75%, due 1/15/29	5,750,000	5,419,375
		27,400,731
Real Estate Investment Trusts 2.6%
CTR Partnership LP
3.875%, due 6/30/28 (c)	3,680,000	3,469,210
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,988,249
5.375%, due 11/1/23	1,500,000	1,537,507

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
5.375%, due 4/15/26	$ 1,506,000	$ 1,573,670
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (c)	10,360,000	10,178,700
4.625%, due 6/15/25 (c)	3,100,000	3,123,250
5.625%, due 5/1/24	19,120,000	19,683,658
5.75%, due 2/1/27	7,095,000	7,494,094
MPT Operating Partnership LP
5.00%, due 10/15/27	6,726,000	6,839,501
Park Intermediate Holdings LLC
4.875%, due 5/15/29 (c)	2,000,000	1,874,900
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	4,225,000	3,971,500
4.75%, due 10/15/27	7,015,000	6,750,464
SBA Communications Corp.
3.125%, due 2/1/29	5,000,000	4,548,100
3.875%, due 2/15/27	3,000,000	2,926,275
VICI Properties LP
4.125%, due 8/15/30 (c)	1,000,000	965,360
		80,924,438
Retail 5.4%
1011778 BC ULC (c)
3.50%, due 2/15/29	4,355,000	4,021,625
3.875%, due 1/15/28	6,165,000	5,841,553
4.00%, due 10/15/30	13,735,000	12,389,451
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,448,539
4.625%, due 11/15/29 (c)	5,320,000	4,954,250
4.75%, due 3/1/30	5,212,000	4,918,825
5.00%, due 2/15/32 (c)	2,800,000	2,602,712
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	3,435,000	3,321,250
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	3,005,000	3,161,711
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	4,165,000	3,878,656
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	6,385,000	6,001,900
KFC Holding Co.
4.75%, due 6/1/27 (c)	5,775,000	5,861,625
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (c)	10,565,000	9,978,430
Lithia Motors, Inc. (c)
3.875%, due 6/1/29	2,000,000	1,890,480
4.375%, due 1/15/31	2,000,000	1,932,500
4.625%, due 12/15/27	700,000	694,750

	Principal Amount	Value
Corporate Bonds
Retail
Murphy Oil USA, Inc.
4.75%, due 9/15/29	$ 3,000,000	$ 2,974,716
5.625%, due 5/1/27	2,994,000	3,042,653
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	19,855,000	20,391,085
Papa John's International, Inc.
3.875%, due 9/15/29 (c)	2,350,000	2,157,112
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	2,295,000	1,973,700
7.50%, due 10/15/27	5,615,000	5,748,581
Penske Automotive Group, Inc.
3.50%, due 9/1/25	2,000,000	1,985,000
PetSmart, Inc.
7.75%, due 2/15/29 (c)	4,005,000	4,135,162
Sonic Automotive, Inc. (c)
4.625%, due 11/15/29	4,510,000	4,059,000
4.875%, due 11/15/31	3,410,000	3,026,375
TPro Acquisition Corp.
11.00%, due 10/15/24 (c)	1,500,000	1,581,683
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(h)(j)(k)	9,675,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	11,870,000	10,823,570
4.625%, due 1/31/32	10,950,000	10,591,825
4.75%, due 1/15/30 (c)	10,432,000	10,229,880
5.375%, due 4/1/32	8,235,000	8,253,611
6.875%, due 11/15/37	2,000,000	2,232,000
		169,104,210
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	4,405,000	4,504,113
Camelot Finance SA
4.50%, due 11/1/26 (c)	4,480,000	4,356,800
CDK Global, Inc.
5.25%, due 5/15/29 (c)	2,000,000	2,011,600
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (c)	2,300,000	2,300,000
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	7,485,000	7,138,968
4.875%, due 7/1/29	12,325,000	11,595,483
Fair Isaac Corp.
5.25%, due 5/15/26 (c)	3,590,000	3,738,088
Minerva Merger Sub, Inc.
6.50%, due 2/15/30 (c)	6,500,000	6,305,813
MSCI, Inc. (c)
3.25%, due 8/15/33	6,350,000	5,707,459
3.625%, due 9/1/30	7,315,000	6,856,971

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (c)
3.625%, due 11/1/31	$ 8,300,000	$ 7,812,375
3.875%, due 2/15/31	10,620,000	10,069,406
4.00%, due 11/15/29	9,500,000	9,226,258
Open Text Corp. (c)
3.875%, due 2/15/28	4,560,000	4,371,991
3.875%, due 12/1/29	4,430,000	4,208,500
Open Text Holdings, Inc. (c)
4.125%, due 2/15/30	8,499,000	8,058,709
4.125%, due 12/1/31	4,425,000	4,142,906
PTC, Inc. (c)
3.625%, due 2/15/25	3,400,000	3,361,750
4.00%, due 2/15/28	9,236,000	8,998,358
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	5,885,000	5,929,226
Veritas US, Inc.
7.50%, due 9/1/25 (c)	2,600,000	2,466,633
		123,161,407
Telecommunications 3.9%
Connect Finco SARL
6.75%, due 10/1/26 (c)	12,790,000	13,012,418
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	5,000,000	5,087,500
6.625%, due 8/1/26	6,460,000	6,696,404
Level 3 Financing, Inc.
3.75%, due 7/15/29 (c)	1,500,000	1,329,345
5.375%, due 5/1/25	6,300,000	6,359,850
Sprint Capital Corp.
6.875%, due 11/15/28	31,815,000	36,863,722
Sprint Corp.
7.875%, due 9/15/23	14,030,000	14,906,875
T-Mobile US, Inc.
2.625%, due 2/15/29	4,000,000	3,650,920
2.875%, due 2/15/31	8,160,000	7,351,589
3.375%, due 4/15/29 (c)	3,630,000	3,452,602
3.50%, due 4/15/31 (c)	2,500,000	2,352,450
4.75%, due 2/1/28	11,450,000	11,637,780
5.375%, due 4/15/27	8,875,000	9,112,717
Vmed O2 UK Financing I plc
4.75%, due 7/15/31 (c)	1,500,000	1,413,750
		123,227,922
Toys, Games & Hobbies 0.2%
Mattel, Inc. (c)
3.375%, due 4/1/26	3,200,000	3,133,072
3.75%, due 4/1/29	3,000,000	2,886,660
		6,019,732

	Principal Amount	Value
Corporate Bonds
Transportation 0.4%
Seaspan Corp.
5.50%, due 8/1/29 (c)	$ 2,750,000	$ 2,571,250
Watco Cos. LLC
6.50%, due 6/15/27 (c)	11,540,000	11,345,782
		13,917,032
Total Corporate Bonds (Cost $2,800,181,297)		2,753,780,811
Loan Assignments 3.8%
Automobile 0.4%
Dealer Tire LLC
Term Loan B1
4.707% (1 Month LIBOR + 4.25%), due 1/1/38 (d)	5,865,000	5,807,816
Neenah Foundry Co.
Term Loan
8.50%, due 10/1/26 (a)(j)(k)	5,352,250	5,298,728
Wheel Pros, Inc.
First Lien Initial Term Loan
5.25% (1 Month LIBOR + 4.50%), due 5/11/28 (d)	1,990,000	1,894,231
		13,000,775
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 10/22/25 (d)	4,259,491	4,217,961
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
Initial Term Loan
4.207% (1 Month LIBOR + 3.75%), due 2/5/27 (d)	1,862,000	1,849,199
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (d)	6,252,750	6,225,825
		8,075,024
Diversified/Conglomerate Service 0.1%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (d)	3,826,752	3,802,835
Finance 0.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (d)	2,000,000	2,022,858

	Principal Amount	Value
Loan Assignments
Finance
American Trailer World Corp.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 3/3/28 (d)	$ 3,573,000	$ 3,433,056
Schweitzer-Mauduit International, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 4/20/28 (d)	5,210,625	5,080,360
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
4.25% (1 Month LIBOR + 3.75%), due 12/1/28 (d)	2,693,250	2,666,318
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (d)	3,374,437	3,264,767
		16,467,359
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
4.197% (1 Month LIBOR + 3.75%), due 11/16/25 (d)	8,540,607	8,478,926
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
2021 Incremental Advance Term Loan B
4.00% (3 Month LIBOR + 3.25%), due 10/18/28 (d)	3,391,500	3,306,713
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
3.707% (1 Month LIBOR + 3.25%), due 4/10/28 (d)	3,771,500	3,708,640
Media 0.2%
Directv Financing LLC
Closing Date Term Loan
5.75% (1 Month LIBOR + 5.00%), due 8/2/27 (d)	6,207,500	6,193,272
Mining, Steel, Iron & Non-Precious Metals 0.0% ‡
Keystone Power Pass-Through Holders LLC
Term Loan
18.00% (3 Month LIBOR + 18.00%), due 4/30/22 (a)(d)(j)	1,425,000	1,425,000
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (d)	2,842,000	3,037,387
PetroQuest Energy LLC (a)(b)(j)
Term Loan
8.50% (8.50% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (d)(k)	5,827,980	4,662,383

	Principal Amount	Value
Loan Assignments
Oil & Gas
PetroQuest Energy LLC (a)(b)(j)
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	$ 568,536	$ 568,536
TransMontaigne Operating Co. LP
Tranche Term Loan B
4.00% (1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 11/17/28 (d)	3,391,500	3,362,883
		11,631,189
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
First Incremental Term Loan
3.207% (1 Month LIBOR + 2.75%), due 11/27/25 (d)	3,357,431	3,322,810
Retail 0.7%
Great Outdoors Group LLC
Term Loan B2
4.50% (1 Month LIBOR + 3.75%), due 3/6/28 (d)	21,039,511	20,934,314
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
5.506% (3 Month LIBOR + 4.50%), due 9/29/28 (d)	3,541,125	3,522,315
Utilities 0.4%
PG&E Corp.
Term Loan
3.50% (1 Month LIBOR + 3.00%), due 6/23/25 (d)	13,263,750	13,081,373
Total Loan Assignments (Cost $122,509,853)		121,168,506
Total Long-Term Bonds (Cost $2,947,067,402)		2,904,960,700

	Shares
Common Stocks 2.7%
Distributors 0.1%
ATD New Holdings, Inc. (m)	44,740	3,679,865
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (a)(j)(k)(m)	11,280	113
Electrical Equipment 0.2%
Energy Technologies, Inc. (a)(j)(k)(m)	4,822	5,424,750

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 0.5%
Carlson Travel, Inc. (a)(i)(m)	529,813	$ 15,497,030
Carlson Travel, Inc. (i)(j)(k)(m)	6,281	—
		15,497,030
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc. (i)(j)	115,826	12,161,730
Metals & Mining 0.1%
Neenah Enterprises, Inc. (a)(i)(j)(k)(m)	230,859	4,125,450
Oil, Gas & Consumable Fuels 1.4%
California Resources Corp.	18,307	818,872
Gulfport Energy Operating Corp. (m)	325,067	29,197,518
PetroQuest Energy, Inc. (a)(j)(k)(m)	8,224,665	—
Talos Energy, Inc. (m)	637,880	10,072,125
Whiting Petroleum Corp.	52,793	4,303,158
		44,391,673
Software 0.0% ‡
ASG warrant Corp. (a)(j)(k)(m)	3,368	—
Total Common Stocks (Cost $95,649,958)		85,280,611
Preferred Stocks 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (a)(j)(k)(m)	10,741	8,915,030
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(i)(j)(k)	39	223,512
Total Preferred Stocks (Cost $10,336,701)		9,138,542

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (j)(k)(m)
Expires 11/19/26	44,246	220,345
Expires 11/19/28	46,575	280,381
		500,726

	Number of Warrants	Value
Warrants ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (m)	9,742	$ 140,187
Total Warrants (Cost $8,174,310)		640,913
Total Investments (Cost $3,061,228,371)	95.1%	3,000,020,766
Other Assets, Less Liabilities	4.9	154,156,599
Net Assets	100.0%	$ 3,154,177,365

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $62,467,402, which represented 2.0% of the Portfolio’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Delayed delivery security.
(g)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, the total market value was $50,305,958, which represented 1.6% of the Portfolio’s net assets.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(m)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 30,011,383	$ —	$ 30,011,383
Corporate Bonds	—	2,746,780,811	7,000,000	2,753,780,811
Loan Assignments	—	111,207,395	9,961,111	121,168,506
Total Long-Term Bonds	—	2,887,999,589	16,961,111	2,904,960,700
Common Stocks	44,391,673	31,338,625	9,550,313	85,280,611
Preferred Stocks	—	—	9,138,542	9,138,542
Warrants	140,187	—	500,726	640,913
Total Investments in Securities	$ 44,531,860	$ 2,919,338,214	$ 36,150,692	$ 3,000,020,766

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2022
Long-Term Bonds
Corporate Bonds	$10,376,620	$6,207	$580,261	$(1,644,945)	$—	$(3,445,583)	$1,127,440	$—	$7,000,000	$(1,131,289)
Loan Assignments	9,930,496	2,659	645	(27,049)	122,110	(67,750)	—	—	9,961,111	(27,049)
Common Stocks	24,943,273	—	—	(2,652,100)	—	—	—	(12,740,860)	9,550,313	(2,652,100)
Preferred Stocks	9,256,033	—	—	(117,491)	—	—	—	—	9,138,542	(117,491)
Warrants	581,952	—	—	(81,226)	—	—	—	—	500,726	(81,226)
Total	$55,088,374	$8,866	$580,906	$(4,522,811)	$122,110	$(3,513,333)	$1,127,440	$(12,740,860)	$36,150,692	$(4,009,155)
As of March 31, 2022, Corporate Bonds with a market value of $1,127,440 transferred from Level 2 to Level 3 as the the fair value for these Corporate Bonds utilized significant unobservable inputs. As of December 31, 2021, the fair value obtained for these Corporate Bonds utilized significant other observable inputs.
As of March 31, 2022, a Common Stock with a market value of $12,740,860 transferred from Level 3 to Level 2 as the fair value obtained for this Common Stock utilized significant other observable inputs. As of December 31, 2021, the fair value obtained for this Common Stock utilized significant unobservable inputs.

MainStay VP MacKay International Equity Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.2%
Brazil 2.8%
Hapvida Participacoes e Investimentos SA (Health Care Providers & Services) (a)	6,014,853	$ 14,958,015
Canada 2.4%
Constellation Software, Inc. (Software)	7,371	12,599,950
China 4.4%
Tencent Holdings Ltd. (Interactive Media & Services)	487,955	23,019,466
Denmark 2.1%
Chr Hansen Holding A/S (Chemicals)	151,089	11,103,046
France 11.5%
BioMerieux (Health Care Equipment & Supplies)	102,530	10,928,334
Dassault Systemes SE (Software)	150,358	7,408,888
Edenred (IT Services)	294,633	14,565,356
Sartorius Stedim Biotech (Life Sciences Tools & Services)	18,339	7,516,194
Teleperformance (Professional Services)	52,422	19,989,591
		60,408,363
Germany 9.3%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	32,111	5,206,722
Deutsche Boerse AG (Capital Markets)	71,485	12,841,477
Scout24 SE (Interactive Media & Services) (a)	166,532	9,552,978
Symrise AG (Chemicals)	105,917	12,715,639
Zalando SE (Internet & Direct Marketing Retail) (a)(b)	170,938	8,677,017
		48,993,833
India 5.1%
HDFC Bank Ltd. (Banks)	1,029,809	19,876,188
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	218,737	6,849,497
		26,725,685
Ireland 3.2%
ICON plc (Life Sciences Tools & Services) (b)	70,248	17,085,719
Israel 1.7%
NICE Ltd., Sponsored ADR (Software) (b)	41,611	9,112,809
Italy 0.9%
Reply SpA (IT Services)	29,928	4,926,686
Japan 8.9%
Benefit One, Inc. (Professional Services)	229,400	4,802,978
JMDC, Inc. (Health Care Technology) (b)	106,000	5,735,664
Menicon Co. Ltd. (Health Care Equipment & Supplies)	286,300	6,843,662
MonotaRO Co. Ltd. (Trading Companies & Distributors)	292,400	6,266,010

	Shares	Value
Common Stocks
Japan
Relo Group, Inc. (Real Estate Management & Development)	473,000	$ 7,045,890
SMS Co. Ltd. (Professional Services)	282,500	7,754,066
TechnoPro Holdings, Inc. (Professional Services)	325,700	8,750,566
		47,198,836
Netherlands 5.5%
Adyen NV (IT Services) (a)(b)	2,907	5,742,984
IMCD NV (Trading Companies & Distributors)	67,128	11,413,619
Koninklijke DSM NV (Chemicals)	65,862	11,770,816
		28,927,419
Sweden 3.5%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	862,413	12,099,386
MIPS AB (Leisure Products)	66,493	6,186,446
		18,285,832
Switzerland 7.2%
Belimo Holding AG (Registered) (Building Products)	9,720	5,156,283
Lonza Group AG (Registered) (Life Sciences Tools & Services)	20,026	14,508,502
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	140,482	18,400,332
		38,065,117
Taiwan 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	172,532	17,988,186
United Kingdom 15.5%
Diageo plc (Beverages)	300,902	15,208,552
Experian plc (Professional Services)	303,847	11,717,861
HomeServe plc (Commercial Services & Supplies)	565,132	6,227,114
Linde plc (Chemicals)	36,083	11,525,993
Prudential plc (Insurance)	1,679,559	24,810,071
St James's Place plc (Capital Markets)	656,797	12,383,599
		81,873,190
United States 6.8%
Accenture plc, Class A (IT Services)	34,047	11,481,670
Aon plc, Class A (Insurance)	29,871	9,726,894
Fiverr International Ltd. (Internet & Direct Marketing Retail) (b)(c)	61,752	4,697,475
Globant SA (IT Services) (b)	16,598	4,349,838
STERIS plc (Health Care Equipment & Supplies)	23,785	5,750,499
		36,006,376
Total Common Stocks (Cost $506,366,537)		497,278,528

	Shares	Value
Short-Term Investments 0.5%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	895,989	$ 895,989
Unaffiliated Investment Company 0.3%
United States 0.3%
Wells Fargo Government Money Market Fund, 0.195% (d)(e)	1,416,000	1,416,000
Total Short-Term Investments (Cost $2,311,989)		2,311,989
Total Investments (Cost $508,678,526)	94.7%	499,590,517
Other Assets, Less Liabilities	5.3	28,175,492
Net Assets	100.0%	$ 527,766,009

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $1,346,439. The Portfolio received cash collateral with a value of $1,416,000.
(d)	Current yield as of March 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 23,019,466	$ —	$ 23,019,466
Denmark	—	11,103,046	—	11,103,046
France	—	60,408,363	—	60,408,363
Germany	—	48,993,833	—	48,993,833
India	—	26,725,685	—	26,725,685
Italy	—	4,926,686	—	4,926,686
Japan	—	47,198,836	—	47,198,836
Netherlands	—	28,927,419	—	28,927,419
Sweden	—	18,285,832	—	18,285,832
Switzerland	18,400,332	19,664,785	—	38,065,117
United Kingdom	11,525,993	70,347,197	—	81,873,190
All Other Countries	107,751,055	—	—	107,751,055
Total Common Stocks	137,677,380	359,601,148	—	497,278,528
Short-Term Investments
Affiliated Investment Company	895,989	—	—	895,989
Unaffiliated Investment Company	1,416,000	—	—	1,416,000
Total Short-Term Investments	2,311,989	—	—	2,311,989
Total Investments in Securities	$ 139,989,369	$ 359,601,148	$ —	$ 499,590,517

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 1.6%
Boeing Co. (The) (a)	50,577	$ 9,685,496
General Dynamics Corp.	21,272	5,130,381
Howmet Aerospace, Inc.	35,026	1,258,834
Huntington Ingalls Industries, Inc.	3,688	735,535
L3Harris Technologies, Inc.	18,110	4,499,792
Lockheed Martin Corp.	22,369	9,873,677
Northrop Grumman Corp.	13,542	6,056,253
Raytheon Technologies Corp.	137,728	13,644,713
Textron, Inc.	20,343	1,513,112
TransDigm Group, Inc. (a)	4,863	3,168,439
		55,566,232
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	11,966	1,288,858
Expeditors International of Washington, Inc.	15,634	1,612,803
FedEx Corp.	22,497	5,205,581
United Parcel Service, Inc., Class B	67,294	14,431,871
		22,539,113
Airlines 0.2%
Alaska Air Group, Inc. (a)	11,620	674,076
American Airlines Group, Inc. (a)(b)	59,605	1,087,791
Delta Air Lines, Inc. (a)	59,067	2,337,281
Southwest Airlines Co. (a)	54,668	2,503,795
United Airlines Holdings, Inc. (a)	29,807	1,381,853
		7,984,796
Auto Components 0.1%
Aptiv plc (a)	24,966	2,988,680
BorgWarner, Inc.	22,072	858,601
		3,847,281
Automobiles 2.7%
Ford Motor Co.	363,015	6,138,584
General Motors Co. (a)	134,100	5,865,534
Tesla, Inc. (a)	77,260	83,255,376
		95,259,494
Banks 3.8%
Bank of America Corp.	656,044	27,042,134
Citigroup, Inc.	183,141	9,779,729
Citizens Financial Group, Inc.	39,334	1,783,010
Comerica, Inc.	12,073	1,091,761
Fifth Third Bancorp	63,104	2,715,996
First Republic Bank	16,544	2,681,782
Huntington Bancshares, Inc.	132,690	1,939,928
JPMorgan Chase & Co.	272,743	37,180,326
KeyCorp	85,706	1,918,100
M&T Bank Corp.	11,878	2,013,321

	Shares	Value
Common Stocks
Banks
People's United Financial, Inc.	39,400	$ 787,606
PNC Financial Services Group, Inc. (The)	38,762	7,149,651
Regions Financial Corp.	86,938	1,935,240
Signature Bank	5,790	1,699,307
SVB Financial Group (a)	5,422	3,033,338
Truist Financial Corp.	123,198	6,985,327
U.S. Bancorp	124,633	6,624,244
Wells Fargo & Co.	358,622	17,378,822
Zions Bancorp NA	13,994	917,447
		134,657,069
Beverages 1.5%
Brown-Forman Corp., Class B	16,821	1,127,343
Coca-Cola Co. (The)	358,777	22,244,174
Constellation Brands, Inc., Class A	15,167	3,493,264
Molson Coors Beverage Co., Class B	17,343	925,769
Monster Beverage Corp. (a)	34,672	2,770,293
PepsiCo, Inc.	127,679	21,370,911
		51,931,754
Biotechnology 1.9%
AbbVie, Inc.	163,159	26,449,705
Amgen, Inc.	51,984	12,570,771
Biogen, Inc. (a)	13,557	2,855,104
Gilead Sciences, Inc.	115,768	6,882,408
Incyte Corp. (a)	17,362	1,378,890
Moderna, Inc. (a)	32,555	5,607,924
Regeneron Pharmaceuticals, Inc. (a)	9,849	6,878,739
Vertex Pharmaceuticals, Inc. (a)	23,495	6,131,490
		68,755,031
Building Products 0.4%
Allegion plc	8,257	906,453
AO Smith Corp.	12,128	774,858
Carrier Global Corp.	78,956	3,621,712
Fortune Brands Home & Security, Inc.	12,495	928,129
Johnson Controls International plc	64,846	4,251,952
Masco Corp.	22,143	1,129,293
Trane Technologies plc	21,553	3,291,143
		14,903,540
Capital Markets 2.9%
Ameriprise Financial, Inc.	10,235	3,074,185
Bank of New York Mellon Corp. (The)	68,278	3,388,637
BlackRock, Inc.	13,159	10,055,713
Cboe Global Markets, Inc.	9,817	1,123,261
Charles Schwab Corp. (The)	138,748	11,697,844
CME Group, Inc.	33,169	7,889,578
FactSet Research Systems, Inc.	3,488	1,514,315

	Shares	Value
Common Stocks
Capital Markets
Franklin Resources, Inc.	25,868	$ 722,235
Goldman Sachs Group, Inc. (The)	31,329	10,341,703
Intercontinental Exchange, Inc.	51,863	6,852,140
Invesco Ltd.	31,417	724,476
MarketAxess Holdings, Inc.	3,500	1,190,700
Moody's Corp.	14,926	5,036,182
Morgan Stanley	130,831	11,434,629
MSCI, Inc.	7,500	3,771,600
Nasdaq, Inc.	10,803	1,925,095
Northern Trust Corp.	19,174	2,232,812
Raymond James Financial, Inc.	17,244	1,895,288
S&P Global, Inc.	32,688	13,407,964
State Street Corp.	33,777	2,942,652
T. Rowe Price Group, Inc.	21,153	3,198,122
		104,419,131
Chemicals 1.7%
Air Products and Chemicals, Inc.	20,462	5,113,658
Albemarle Corp.	10,796	2,387,535
Celanese Corp.	9,970	1,424,414
CF Industries Holdings, Inc.	19,794	2,039,970
Corteva, Inc.	67,098	3,856,793
Dow, Inc.	67,902	4,326,715
DuPont de Nemours, Inc.	47,336	3,482,983
Eastman Chemical Co.	11,905	1,334,074
Ecolab, Inc.	23,009	4,062,469
FMC Corp.	11,698	1,539,106
International Flavors & Fragrances, Inc.	23,492	3,085,204
Linde plc	47,304	15,110,317
LyondellBasell Industries NV, Class A	24,263	2,494,722
Mosaic Co. (The)	34,185	2,273,303
PPG Industries, Inc.	21,910	2,871,744
Sherwin-Williams Co. (The)	22,262	5,557,040
		60,960,047
Commercial Services & Supplies 0.4%
Cintas Corp.	8,138	3,461,824
Copart, Inc. (a)	19,701	2,471,884
Republic Services, Inc.	19,265	2,552,613
Rollins, Inc.	20,835	730,267
Waste Management, Inc.	35,518	5,629,603
		14,846,191
Communications Equipment 0.9%
Arista Networks, Inc. (a)	20,702	2,877,164
Cisco Systems, Inc.	389,245	21,704,301
F5, Inc. (a)	5,606	1,171,374
Juniper Networks, Inc.	29,934	1,112,347

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	15,588	$ 3,775,414
		30,640,600
Construction & Engineering 0.1%
Quanta Services, Inc.	13,151	1,730,803
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,757	2,215,812
Vulcan Materials Co.	12,247	2,249,774
		4,465,586
Consumer Finance 0.6%
American Express Co.	56,766	10,615,242
Capital One Financial Corp.	38,199	5,015,147
Discover Financial Services	26,580	2,928,850
Synchrony Financial	48,108	1,674,639
		20,233,878
Containers & Packaging 0.3%
Amcor plc	139,703	1,582,835
Avery Dennison Corp.	7,622	1,325,999
Ball Corp.	29,892	2,690,280
International Paper Co.	35,741	1,649,447
Packaging Corp. of America	8,767	1,368,616
Sealed Air Corp.	13,638	913,201
Westrock Co.	24,292	1,142,453
		10,672,831
Distributors 0.1%
Genuine Parts Co.	13,144	1,656,407
LKQ Corp.	24,686	1,120,991
Pool Corp.	3,700	1,564,545
		4,341,943
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B (a)	169,018	59,648,142
Diversified Telecommunication Services 1.0%
AT&T, Inc.	659,046	15,573,257
Lumen Technologies, Inc.	84,827	956,000
Verizon Communications, Inc.	387,435	19,735,939
		36,265,196
Electric Utilities 1.7%
Alliant Energy Corp.	23,106	1,443,663
American Electric Power Co., Inc.	46,482	4,637,509
Constellation Energy Corp.	30,133	1,694,981
Duke Energy Corp.	70,992	7,926,967
Edison International	35,062	2,457,846

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	18,549	$ 2,165,596
Evergy, Inc.	21,162	1,446,211
Eversource Energy	31,730	2,798,269
Exelon Corp.	90,399	4,305,704
FirstEnergy Corp.	52,623	2,413,291
NextEra Energy, Inc.	181,087	15,339,880
NRG Energy, Inc.	22,538	864,558
Pinnacle West Capital Corp.	10,385	811,068
PPL Corp.	69,284	1,978,751
Southern Co. (The)	97,810	7,092,203
Xcel Energy, Inc.	49,715	3,587,932
		60,964,429
Electrical Equipment 0.5%
AMETEK, Inc.	21,349	2,843,260
Eaton Corp. plc	36,787	5,582,795
Emerson Electric Co.	54,821	5,375,199
Generac Holdings, Inc. (a)	5,823	1,730,945
Rockwell Automation, Inc.	10,724	3,003,042
		18,535,241
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	55,276	4,165,047
CDW Corp.	12,526	2,240,776
Corning, Inc.	68,941	2,544,613
IPG Photonics Corp. (a)	3,288	360,891
Keysight Technologies, Inc. (a)	16,893	2,668,587
TE Connectivity Ltd.	30,038	3,934,377
Teledyne Technologies, Inc. (a)	4,306	2,035,145
Trimble, Inc. (a)	23,166	1,671,195
Zebra Technologies Corp., Class A (a)	4,899	2,026,716
		21,647,347
Energy Equipment & Services 0.3%
Baker Hughes Co.	83,585	3,043,330
Halliburton Co.	82,930	3,140,559
Schlumberger NV	129,519	5,350,430
		11,534,319
Entertainment 1.4%
Activision Blizzard, Inc.	71,900	5,759,909
Electronic Arts, Inc.	25,954	3,283,441
Live Nation Entertainment, Inc. (a)	12,467	1,466,618
Netflix, Inc. (a)	40,974	15,348,451
Take-Two Interactive Software, Inc. (a)	10,652	1,637,638
Walt Disney Co. (The) (a)	168,027	23,046,583
		50,542,640

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, Inc.	13,433	$ 2,703,391
American Tower Corp.	42,030	10,558,777
AvalonBay Communities, Inc.	12,898	3,203,476
Boston Properties, Inc.	13,119	1,689,727
Crown Castle International Corp.	39,888	7,363,325
Digital Realty Trust, Inc.	26,191	3,713,884
Duke Realty Corp.	35,149	2,040,751
Equinix, Inc.	8,310	6,162,862
Equity Residential	31,538	2,835,897
Essex Property Trust, Inc.	6,022	2,080,481
Extra Space Storage, Inc.	12,357	2,540,599
Federal Realty Investment Trust	6,530	797,117
Healthpeak Properties, Inc.	49,773	1,708,707
Host Hotels & Resorts, Inc.	65,729	1,277,115
Iron Mountain, Inc.	26,654	1,476,898
Kimco Realty Corp.	56,912	1,405,726
Mid-America Apartment Communities, Inc.	10,645	2,229,595
Prologis, Inc.	68,295	11,028,277
Public Storage	14,080	5,495,142
Realty Income Corp.	52,214	3,618,430
Regency Centers Corp.	14,185	1,011,958
SBA Communications Corp.	10,039	3,454,420
Simon Property Group, Inc.	30,328	3,989,952
UDR, Inc.	27,600	1,583,412
Ventas, Inc.	36,840	2,275,238
Vornado Realty Trust	14,636	663,304
Welltower, Inc.	40,172	3,862,136
Weyerhaeuser Co.	68,952	2,613,281
		93,383,878
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	40,925	23,566,661
Kroger Co. (The)	61,750	3,542,598
Sysco Corp.	46,833	3,823,914
Walgreens Boots Alliance, Inc.	66,136	2,960,909
Walmart, Inc.	130,561	19,443,144
		53,337,226
Food Products 1.0%
Archer-Daniels-Midland Co.	51,641	4,661,117
Campbell Soup Co.	18,633	830,473
Conagra Brands, Inc.	44,272	1,486,211
General Mills, Inc.	55,670	3,769,972
Hershey Co. (The)	13,418	2,906,741
Hormel Foods Corp.	25,971	1,338,545
J M Smucker Co. (The)	9,975	1,350,715
Kellogg Co.	23,612	1,522,738
Kraft Heinz Co. (The)	65,521	2,580,872

	Shares	Value
Common Stocks
Food Products
Lamb Weston Holdings, Inc.	13,446	$ 805,550
McCormick & Co., Inc. (Non-Voting)	23,049	2,300,290
Mondelez International, Inc., Class A	128,129	8,043,939
Tyson Foods, Inc., Class A	26,991	2,419,203
		34,016,366
Gas Utilities 0.0% ‡
Atmos Energy Corp.	12,499	1,493,506
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	163,196	19,315,879
ABIOMED, Inc. (a)	4,201	1,391,539
Align Technology, Inc. (a)	6,768	2,950,848
Baxter International, Inc.	46,209	3,583,046
Becton Dickinson and Co.	26,282	6,991,012
Boston Scientific Corp. (a)	131,513	5,824,711
Cooper Cos., Inc. (The)	4,550	1,900,034
Dentsply Sirona, Inc.	20,123	990,454
Dexcom, Inc. (a)	8,945	4,576,262
Edwards Lifesciences Corp. (a)	57,620	6,783,026
Hologic, Inc. (a)	23,071	1,772,314
IDEXX Laboratories, Inc. (a)	7,826	4,281,292
Intuitive Surgical, Inc. (a)	33,016	9,960,267
Medtronic plc	124,090	13,767,785
ResMed, Inc.	13,496	3,272,915
STERIS plc	9,241	2,234,197
Stryker Corp.	30,986	8,284,107
Teleflex, Inc.	4,323	1,533,930
Zimmer Biomet Holdings, Inc.	19,280	2,465,912
		101,879,530
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	13,897	2,150,005
Anthem, Inc.	22,400	11,003,328
Cardinal Health, Inc.	25,570	1,449,819
Centene Corp. (a)	53,852	4,533,800
Cigna Corp.	29,805	7,141,576
CVS Health Corp.	121,132	12,259,770
DaVita, Inc. (a)	5,688	643,370
HCA Healthcare, Inc.	22,102	5,539,203
Henry Schein, Inc. (a)	12,765	1,112,980
Humana, Inc.	11,862	5,161,987
Laboratory Corp. of America Holdings (a)	8,592	2,265,367
McKesson Corp.	13,825	4,232,247
Molina Healthcare, Inc. (a)	5,390	1,798,050
Quest Diagnostics, Inc.	10,983	1,503,133
UnitedHealth Group, Inc.	86,924	44,328,632

	Shares	Value
Common Stocks
Health Care Providers & Services
Universal Health Services, Inc., Class B	6,731	$ 975,659
		106,098,926
Health Care Technology 0.1%
Cerner Corp.	27,154	2,540,528
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc. (a)	3,790	8,900,625
Caesars Entertainment, Inc. (a)	19,729	1,526,235
Carnival Corp. (a)	74,646	1,509,342
Chipotle Mexican Grill, Inc. (a)	2,597	4,108,532
Darden Restaurants, Inc.	11,788	1,567,215
Domino's Pizza, Inc.	3,350	1,363,484
Expedia Group, Inc. (a)	13,865	2,712,965
Hilton Worldwide Holdings, Inc. (a)	25,723	3,903,208
Las Vegas Sands Corp. (a)	31,647	1,230,119
Marriott International, Inc., Class A (a)	25,248	4,437,336
McDonald's Corp.	68,964	17,053,418
MGM Resorts International	34,762	1,457,918
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,475	841,833
Penn National Gaming, Inc. (a)	15,292	648,687
Royal Caribbean Cruises Ltd. (a)	20,695	1,733,827
Starbucks Corp.	106,162	9,657,557
Wynn Resorts Ltd. (a)	9,688	772,521
Yum! Brands, Inc.	26,672	3,161,432
		66,586,254
Household Durables 0.3%
DR Horton, Inc.	29,761	2,217,492
Garmin Ltd.	14,022	1,663,149
Lennar Corp., Class A	24,122	1,957,983
Mohawk Industries, Inc. (a)	5,050	627,210
Newell Brands, Inc.	34,852	746,181
NVR, Inc. (a)	302	1,349,116
PulteGroup, Inc.	22,948	961,521
Whirlpool Corp.	5,445	940,787
		10,463,439
Household Products 1.3%
Church & Dwight Co., Inc.	22,334	2,219,553
Clorox Co. (The)	11,357	1,578,964
Colgate-Palmolive Co.	77,787	5,898,588
Kimberly-Clark Corp.	31,083	3,828,182
Procter & Gamble Co. (The)	221,226	33,803,333
		47,328,620
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	61,531	1,583,193

	Shares	Value
Common Stocks
Industrial Conglomerates 1.0%
3M Co.	52,707	$ 7,847,018
General Electric Co.	101,457	9,283,316
Honeywell International, Inc.	63,295	12,315,941
Roper Technologies, Inc.	9,735	4,597,159
		34,043,434
Insurance 2.1%
Aflac, Inc.	55,371	3,565,339
Allstate Corp. (The)	25,897	3,586,993
American International Group, Inc.	76,629	4,810,002
Aon plc, Class A	19,824	6,455,289
Arthur J. Gallagher & Co.	19,238	3,358,955
Assurant, Inc.	5,245	953,698
Brown & Brown, Inc.	21,640	1,563,923
Chubb Ltd.	39,753	8,503,167
Cincinnati Financial Corp.	13,831	1,880,463
Everest Re Group Ltd.	3,624	1,092,201
Globe Life, Inc.	8,552	860,331
Hartford Financial Services Group, Inc. (The)	30,908	2,219,503
Lincoln National Corp.	15,373	1,004,779
Loews Corp.	18,096	1,172,983
Marsh & McLennan Cos., Inc.	46,597	7,941,061
MetLife, Inc.	64,758	4,551,192
Principal Financial Group, Inc.	22,421	1,645,926
Progressive Corp. (The)	53,935	6,148,051
Prudential Financial, Inc.	34,886	4,122,479
Travelers Cos., Inc. (The)	22,260	4,067,570
W R Berkley Corp.	19,333	1,287,384
Willis Towers Watson plc	11,265	2,661,018
		73,452,307
Interactive Media & Services 5.7%
Alphabet, Inc. (a)
Class A	27,757	77,201,932
Class C	25,635	71,598,299

Match Group, Inc. (a)	26,126	2,840,941
Meta Platforms, Inc., Class A (a)	213,106	47,386,250
Twitter, Inc. (a)	73,796	2,855,167
		201,882,589
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc. (a)	40,387	131,659,601
eBay, Inc.	57,774	3,308,139
Etsy, Inc. (a)	11,701	1,454,200
		136,421,940
IT Services 4.2%
Accenture plc, Class A	58,328	19,669,951
Akamai Technologies, Inc. (a)	14,995	1,790,253

	Shares	Value
Common Stocks
IT Services
Automatic Data Processing, Inc.	38,766	$ 8,820,816
Broadridge Financial Solutions, Inc.	10,777	1,678,087
Cognizant Technology Solutions Corp., Class A	48,476	4,346,843
DXC Technology Co. (a)	22,563	736,231
EPAM Systems, Inc. (a)	5,235	1,552,753
Fidelity National Information Services, Inc.	56,199	5,643,504
Fiserv, Inc. (a)	54,840	5,560,776
FleetCor Technologies, Inc. (a)	7,494	1,866,456
Gartner, Inc. (a)	7,590	2,257,721
Global Payments, Inc.	26,280	3,596,155
International Business Machines Corp.	82,766	10,761,235
Jack Henry & Associates, Inc.	6,721	1,324,373
Mastercard, Inc., Class A	79,652	28,466,032
Paychex, Inc.	29,632	4,043,879
PayPal Holdings, Inc. (a)	107,519	12,434,572
VeriSign, Inc. (a)	8,919	1,984,121
Visa, Inc., Class A	153,057	33,943,451
		150,477,209
Leisure Products 0.0% ‡
Hasbro, Inc.	11,936	977,797
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	27,721	3,668,320
Bio-Rad Laboratories, Inc., Class A (a)	1,989	1,120,264
Bio-Techne Corp.	3,626	1,570,203
Charles River Laboratories International, Inc. (a)	4,657	1,322,448
Danaher Corp.	58,729	17,226,978
Illumina, Inc. (a)	14,425	5,040,095
IQVIA Holdings, Inc. (a)	17,631	4,076,463
Mettler-Toledo International, Inc. (a)	2,121	2,912,536
PerkinElmer, Inc.	11,647	2,031,936
Thermo Fisher Scientific, Inc.	36,367	21,480,169
Waters Corp. (a)	5,633	1,748,427
West Pharmaceutical Services, Inc.	6,837	2,808,024
		65,005,863
Machinery 1.5%
Caterpillar, Inc.	49,924	11,124,066
Cummins, Inc.	13,145	2,696,171
Deere & Co.	25,884	10,753,767
Dover Corp.	13,288	2,084,887
Fortive Corp.	33,093	2,016,356
IDEX Corp.	7,017	1,345,369
Illinois Tool Works, Inc.	26,361	5,519,993
Ingersoll Rand, Inc.	37,616	1,893,966
Nordson Corp.	4,994	1,134,038
Otis Worldwide Corp.	39,220	3,017,979

	Shares	Value
Common Stocks
Machinery
PACCAR, Inc.	32,052	$ 2,822,820
Parker-Hannifin Corp.	11,857	3,364,542
Pentair plc	15,233	825,781
Snap-on, Inc.	4,946	1,016,304
Stanley Black & Decker, Inc.	15,046	2,103,280
Westinghouse Air Brake Technologies Corp.	17,242	1,658,163
Xylem, Inc.	16,642	1,418,897
		54,796,379
Media 1.0%
Charter Communications, Inc., Class A (a)	11,000	6,000,720
Comcast Corp., Class A	417,502	19,547,444
Discovery, Inc., Class A (a)(b)	15,576	388,154
Discovery, Inc., Class C (a)	27,960	698,161
DISH Network Corp., Class A (a)	22,986	727,507
Fox Corp.
Class A	29,146	1,149,810
Class B	13,536	491,086

Interpublic Group of Cos., Inc. (The)	36,246	1,284,921
News Corp.
Class A	36,180	801,387
Class B	11,210	252,449

Omnicom Group, Inc.	19,288	1,637,165
Paramount Global, Class B	55,993	2,117,095
		35,095,899
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	135,488	6,739,173
Newmont Corp.	73,596	5,847,202
Nucor Corp.	25,103	3,731,561
		16,317,936
Multiline Retail 0.5%
Dollar General Corp.	21,384	4,760,720
Dollar Tree, Inc. (a)	20,761	3,324,874
Target Corp.	44,219	9,384,156
		17,469,750
Multi-Utilities 0.8%
Ameren Corp.	23,775	2,229,144
CenterPoint Energy, Inc.	58,038	1,778,284
CMS Energy Corp.	26,742	1,870,335
Consolidated Edison, Inc.	32,648	3,091,113
Dominion Energy, Inc.	74,755	6,351,932
DTE Energy Co.	17,881	2,364,047
NiSource, Inc.	36,150	1,149,570
Public Service Enterprise Group, Inc.	46,668	3,266,760
Sempra Energy	29,472	4,954,833

	Shares	Value
Common Stocks
Multi-Utilities
WEC Energy Group, Inc.	29,112	$ 2,905,669
		29,961,687
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	33,440	1,382,075
Chevron Corp.	177,907	28,968,597
ConocoPhillips	120,185	12,018,500
Coterra Energy, Inc.	75,086	2,025,069
Devon Energy Corp.	58,107	3,435,867
Diamondback Energy, Inc.	15,717	2,154,486
EOG Resources, Inc.	53,998	6,438,181
Exxon Mobil Corp.	390,718	32,269,400
Hess Corp.	25,441	2,723,205
Kinder Morgan, Inc.	179,970	3,403,233
Marathon Oil Corp.	71,852	1,804,204
Marathon Petroleum Corp.	53,436	4,568,778
Occidental Petroleum Corp.	81,888	4,646,325
ONEOK, Inc.	41,156	2,906,848
Phillips 66	43,178	3,730,147
Pioneer Natural Resources Co.	20,954	5,239,129
Valero Energy Corp.	37,732	3,831,307
Williams Cos., Inc. (The)	112,136	3,746,464
		125,291,815
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,451	5,841,536
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	201,167	14,691,226
Catalent, Inc. (a)	16,530	1,833,177
Eli Lilly and Co.	73,276	20,984,048
Johnson & Johnson	242,964	43,060,510
Merck & Co., Inc.	233,121	19,127,578
Organon & Co.	23,340	815,266
Pfizer, Inc.	518,014	26,817,585
Viatris, Inc.	111,328	1,211,249
Zoetis, Inc.	43,665	8,234,782
		136,775,421
Professional Services 0.3%
Equifax, Inc.	11,260	2,669,746
Jacobs Engineering Group, Inc.	11,925	1,643,384
Leidos Holdings, Inc.	12,919	1,395,510
Nielsen Holdings plc	33,028	899,683
Robert Half International, Inc.	10,105	1,153,789
Verisk Analytics, Inc.	14,874	3,192,407
		10,954,519

	Shares	Value
Common Stocks
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	30,886	$ 2,826,687
Road & Rail 1.0%
CSX Corp.	204,699	7,665,977
JB Hunt Transport Services, Inc.	7,753	1,556,725
Norfolk Southern Corp.	22,129	6,311,633
Old Dominion Freight Line, Inc.	8,598	2,568,051
Union Pacific Corp.	58,780	16,059,284
		34,161,670
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc. (a)	150,877	16,496,891
Analog Devices, Inc.	48,483	8,008,422
Applied Materials, Inc.	81,953	10,801,405
Broadcom, Inc.	38,104	23,993,327
Enphase Energy, Inc. (a)	12,361	2,494,203
Intel Corp.	375,807	18,624,995
KLA Corp.	13,910	5,091,895
Lam Research Corp.	12,875	6,921,729
Microchip Technology, Inc.	51,313	3,855,659
Micron Technology, Inc.	103,345	8,049,542
Monolithic Power Systems, Inc.	3,999	1,942,234
NVIDIA Corp.	230,726	62,955,896
NXP Semiconductors NV	24,543	4,542,418
Qorvo, Inc. (a)	10,007	1,241,869
QUALCOMM, Inc.	104,011	15,894,961
Skyworks Solutions, Inc.	15,136	2,017,326
SolarEdge Technologies, Inc. (a)	4,847	1,562,527
Teradyne, Inc.	15,044	1,778,652
Texas Instruments, Inc.	85,235	15,638,918
		211,912,869
Software 8.8%
Adobe, Inc. (a)	43,533	19,834,505
ANSYS, Inc. (a)	8,053	2,558,035
Autodesk, Inc. (a)	20,301	4,351,519
Cadence Design Systems, Inc. (a)	25,577	4,206,393
Ceridian HCM Holding, Inc. (a)	12,625	863,045
Citrix Systems, Inc.	11,481	1,158,433
Fortinet, Inc. (a)	12,524	4,279,952
Intuit, Inc.	26,134	12,566,273
Microsoft Corp.	691,889	213,316,298
NortonLifeLock, Inc.	53,700	1,424,124
Oracle Corp.	145,410	12,029,769
Paycom Software, Inc. (a)	4,444	1,539,313
PTC, Inc. (a)	9,725	1,047,577
salesforce.com, Inc. (a)	90,906	19,301,162
ServiceNow, Inc. (a)	18,458	10,279,076

	Shares	Value
Common Stocks
Software
Synopsys, Inc. (a)	14,161	$ 4,719,437
Tyler Technologies, Inc. (a)	3,782	1,682,574
		315,157,485
Specialty Retail 1.9%
Advance Auto Parts, Inc.	5,755	1,191,055
AutoZone, Inc. (a)	1,904	3,892,880
Bath & Body Works, Inc.	23,785	1,136,923
Best Buy Co., Inc.	19,981	1,816,273
CarMax, Inc. (a)	14,923	1,439,771
Home Depot, Inc. (The)	96,373	28,847,330
Lowe's Cos., Inc.	62,180	12,572,174
O'Reilly Automotive, Inc. (a)	6,218	4,259,081
Ross Stores, Inc.	32,609	2,949,810
TJX Cos., Inc. (The)	110,091	6,669,313
Tractor Supply Co.	10,504	2,451,319
Ulta Beauty, Inc. (a)	4,995	1,989,109
		69,215,038
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (c)	1,430,823	249,836,004
Hewlett Packard Enterprise Co.	119,372	1,994,706
HP, Inc.	99,925	3,627,278
NetApp, Inc.	20,514	1,702,662
Seagate Technology Holdings plc	18,586	1,670,881
Western Digital Corp. (a)	28,879	1,433,842
		260,265,373
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	117,789	15,849,688
PVH Corp.	6,458	494,747
Ralph Lauren Corp.	4,272	484,616
Tapestry, Inc.	24,364	905,123
Under Armour, Inc. (a)
Class A	17,365	295,552
Class C	19,797	308,041

VF Corp.	29,790	1,693,860
		20,031,627
Tobacco 0.6%
Altria Group, Inc.	168,262	8,791,689
Philip Morris International, Inc.	143,034	13,436,614
		22,228,303
Trading Companies & Distributors 0.2%
Fastenal Co.	53,118	3,155,209
United Rentals, Inc. (a)	6,684	2,374,224
WW Grainger, Inc.	3,994	2,060,065
		7,589,498

	Shares	Value
Common Stocks
Water Utilities 0.1%
American Water Works Co., Inc.	16,754	$ 2,773,290
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	54,187	6,954,901
Total Common Stocks (d) (Cost $1,005,703,932)		3,533,486,922

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (e)	19,218	19,218
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.195% (e)(f)	644,939	644,939

	Principal Amount
U.S. Treasury Debt 0.8%
U.S. Treasury Bills
0.412%, due 6/16/22 (c)(g)	$ 27,500,000	27,475,907
Total Short-Term Investments (Cost $28,140,288)		28,140,064
Total Investments (Cost $1,033,844,220)	100.0%	3,561,626,986
Other Assets, Less Liabilities	0.0‡	652,231
Net Assets	100.0%	$ 3,562,279,217

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $1,079,253; the total market value of collateral held by the Portfolio was $1,133,938. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $488,999. The Portfolio received cash collateral with a value of $644,939.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(e)	Current yield as of March 31, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.

Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	119	June 2022	$ 25,674,746	$ 26,957,963	$ 1,283,217

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 3,533,486,922	$ —	$ —	$ 3,533,486,922
Short-Term Investments
Affiliated Investment Company	19,218	—	—	19,218
Unaffiliated Investment Company	644,939	—	—	644,939
U.S. Treasury Debt	—	27,475,907	—	27,475,907
Total Short-Term Investments	664,157	27,475,907	—	28,140,064
Total Investments in Securities	3,534,151,079	27,475,907	—	3,561,626,986
Other Financial Instruments
Futures Contracts (b)	1,283,217	—	—	1,283,217
Total Investments in Securities and Other Financial Instruments	$ 3,535,434,296	$ 27,475,907	$ —	$ 3,562,910,203

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 95.1%
Airlines 0.5%
Sun Country Airlines Holdings, Inc. (a)	93,255	$ 2,441,416
Auto Components 0.4%
Dana, Inc.	122,698	2,155,804
Banks 9.0%
Allegiance Bancshares, Inc.	65,222	2,914,119
Ameris Bancorp	37,764	1,657,084
Bank OZK	62,920	2,686,684
Berkshire Hills Bancorp, Inc.	100,175	2,902,070
Cadence Bank	94,524	2,765,772
First Foundation, Inc.	66,800	1,622,572
First Hawaiian, Inc.	81,597	2,275,740
First Interstate BancSystem, Inc., Class A	84,394	3,103,167
FNB Corp.	184,118	2,292,269
Home BancShares, Inc.	123,424	2,789,383
OFG Bancorp	77,153	2,055,356
Old National Bancorp	147,347	2,413,544
Pacific Premier Bancorp, Inc.	75,665	2,674,758
Sandy Spring Bancorp, Inc.	61,778	2,775,068
Synovus Financial Corp.	33,497	1,641,353
United Community Banks, Inc.	68,828	2,395,215
Veritex Holdings, Inc.	70,761	2,700,947
Western Alliance Bancorp	14,955	1,238,573
		42,903,674
Biotechnology 2.4%
Amicus Therapeutics, Inc. (a)	190,137	1,800,597
Ascendis Pharma A/S, ADR (a)	4,461	523,543
Celldex Therapeutics, Inc. (a)	65,374	2,226,639
Intellia Therapeutics, Inc. (a)	8,639	627,796
Kymera Therapeutics, Inc. (a)	24,230	1,025,414
Myovant Sciences Ltd. (a)(b)	188,575	2,511,819
REVOLUTION Medicines, Inc. (a)	24,628	628,260
Rocket Pharmaceuticals, Inc. (a)	13,000	206,180
Sage Therapeutics, Inc. (a)	43,836	1,450,972
Turning Point Therapeutics, Inc. (a)	15,785	423,827
		11,425,047
Building Products 1.3%
Apogee Enterprises, Inc.	48,754	2,313,865
Gibraltar Industries, Inc. (a)	15,536	667,271
Insteel Industries, Inc.	49,503	1,831,116
PGT Innovations, Inc. (a)	83,971	1,509,799
		6,322,051
Capital Markets 1.3%
Greenhill & Co., Inc.	134,670	2,083,345

	Shares	Value
Common Stocks
Capital Markets
Hamilton Lane, Inc., Class A	28,903	$ 2,233,913
Moelis & Co., Class A	41,050	1,927,297
		6,244,555
Chemicals 1.7%
Cabot Corp.	28,280	1,934,635
Livent Corp. (a)	148,815	3,879,607
Minerals Technologies, Inc.	36,454	2,411,432
		8,225,674
Commercial Services & Supplies 2.9%
BrightView Holdings, Inc. (a)	182,708	2,486,656
CoreCivic, Inc. (a)	155,869	1,741,057
Deluxe Corp.	70,948	2,145,467
Interface, Inc.	208,397	2,827,947
Loomis AB	88,166	2,410,631
MillerKnoll, Inc.	64,127	2,216,229
		13,827,987
Communications Equipment 1.0%
Calix, Inc. (a)	52,916	2,270,625
Plantronics, Inc. (a)	64,294	2,533,184
		4,803,809
Construction & Engineering 1.2%
Badger Infrastructure Solutions Ltd.	104,327	2,625,387
Fluor Corp. (a)	105,028	3,013,253
		5,638,640
Consumer Finance 2.9%
Enova International, Inc. (a)	89,928	3,414,566
Navient Corp.	118,189	2,013,940
PRA Group, Inc. (a)	129,008	5,815,681
PROG Holdings, Inc. (a)	83,070	2,389,924
		13,634,111
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc. (a)	63,537	1,887,684
H&R Block, Inc.	110,864	2,886,899
		4,774,583
Electric Utilities 0.6%
Portland General Electric Co.	50,061	2,760,864
Electrical Equipment 1.6%
Acuity Brands, Inc.	12,149	2,299,806
EnerSys	32,983	2,459,542
nVent Electric plc	76,455	2,659,105
		7,418,453

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 2.6%
FARO Technologies, Inc. (a)	63,299	$ 3,286,484
II-VI, Inc. (a)	48,249	3,497,570
Knowles Corp. (a)	139,932	3,012,736
Novanta, Inc. (a)	17,172	2,443,404
		12,240,194
Energy Equipment & Services 3.1%
Cactus, Inc., Class A	35,010	1,986,467
ChampionX Corp. (a)	109,036	2,669,201
DMC Global, Inc. (a)	87,084	2,656,062
Liberty Oilfield Services, Inc., Class A (a)	206,526	3,060,715
Nabors Industries Ltd. (a)	28,052	4,284,102
		14,656,547
Entertainment 0.7%
IMAX Corp. (a)	169,633	3,211,153
Equity Real Estate Investment Trusts 4.8%
Acadia Realty Trust	160,463	3,477,233
Essential Properties Realty Trust, Inc.	67,472	1,707,042
Independence Realty Trust, Inc.	66,356	1,754,453
Pebblebrook Hotel Trust	105,549	2,583,839
Piedmont Office Realty Trust, Inc., Class A	298,415	5,138,706
Ryman Hospitality Properties, Inc. (a)	19,910	1,847,051
Uniti Group, Inc.	255,387	3,514,125
Veris Residential, Inc. (a)	158,862	2,762,610
		22,785,059
Food Products 0.8%
Calavo Growers, Inc.	59,553	2,170,707
Freshpet, Inc. (a)	16,264	1,669,337
		3,840,044
Gas Utilities 1.3%
New Jersey Resources Corp.	79,233	3,633,625
South Jersey Industries, Inc.	70,887	2,449,146
		6,082,771
Health Care Equipment & Supplies 4.5%
Globus Medical, Inc., Class A (a)	25,197	1,859,035
Inari Medical, Inc. (a)	24,130	2,187,143
Integra LifeSciences Holdings Corp. (a)	37,516	2,410,778
Lantheus Holdings, Inc. (a)	74,427	4,116,557
NuVasive, Inc. (a)	49,822	2,824,907
Orthofix Medical, Inc. (a)	85,045	2,780,972
SI-BONE, Inc. (a)	133,844	3,024,875
Tandem Diabetes Care, Inc. (a)	17,239	2,004,723
		21,208,990

	Shares	Value
Common Stocks
Health Care Providers & Services 2.7%
AMN Healthcare Services, Inc. (a)	31,814	$ 3,319,155
Cross Country Healthcare, Inc. (a)	68,487	1,484,113
LHC Group, Inc. (a)	13,581	2,289,757
Premier, Inc., Class A	69,389	2,469,554
R1 RCM, Inc. (a)	114,917	3,075,179
		12,637,758
Health Care Technology 1.8%
Health Catalyst, Inc. (a)	43,152	1,127,562
Inspire Medical Systems, Inc. (a)	12,992	3,334,916
NextGen Healthcare, Inc. (a)	143,581	3,002,279
Omnicell, Inc. (a)	10,294	1,332,970
		8,797,727
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	26,416	1,737,645
Hilton Grand Vacations, Inc. (a)	71,605	3,724,176
Planet Fitness, Inc., Class A (a)	14,201	1,199,700
Wingstop, Inc.	10,292	1,207,766
		7,869,287
Household Durables 1.0%
Cavco Industries, Inc. (a)	518	124,760
Skyline Champion Corp. (a)	87,934	4,825,818
		4,950,578
Household Products 0.5%
Energizer Holdings, Inc.	74,033	2,277,255
Insurance 1.5%
Lancashire Holdings Ltd.	330,509	1,862,043
ProAssurance Corp.	105,204	2,827,883
SiriusPoint Ltd. (a)	296,637	2,218,845
		6,908,771
Interactive Media & Services 1.0%
Cargurus, Inc. (a)	68,235	2,897,258
Ziff Davis, Inc. (a)	18,629	1,802,915
		4,700,173
Internet & Direct Marketing Retail 0.9%
Revolve Group, Inc. (a)	39,807	2,137,238
Shutterstock, Inc.	23,207	2,160,107
		4,297,345
IT Services 3.0%
Concentrix Corp.	10,557	1,758,374
CSG Systems International, Inc.	41,409	2,632,370
I3 Verticals, Inc., Class A (a)	107,192	2,986,369

	Shares	Value
Common Stocks
IT Services
LiveRamp Holdings, Inc. (a)	39,678	$ 1,483,561
Perficient, Inc. (a)	21,170	2,330,605
Verra Mobility Corp. (a)	175,233	2,852,793
		14,044,072
Leisure Products 0.4%
Sturm Ruger & Co., Inc.	27,343	1,903,620
Life Sciences Tools & Services 0.7%
Codexis, Inc. (a)	154,757	3,191,089
Machinery 2.5%
Colfax Corp. (a)	68,229	2,714,832
Kennametal, Inc.	77,915	2,229,148
Kornit Digital Ltd. (a)	19,307	1,596,496
Middleby Corp. (The) (a)	17,543	2,876,000
REV Group, Inc.	187,133	2,507,582
		11,924,058
Marine 0.8%
Kirby Corp. (a)	53,455	3,858,916
Media 0.8%
Cardlytics, Inc. (a)	41,264	2,268,695
Criteo SA, Sponsored ADR (a)	53,942	1,469,380
		3,738,075
Metals & Mining 2.5%
Carpenter Technology Corp.	96,057	4,032,473
Compass Minerals International, Inc.	47,115	2,958,351
MP Materials Corp. (a)	81,427	4,669,024
		11,659,848
Mortgage Real Estate Investment Trusts 0.5%
New Residential Investment Corp.	224,661	2,466,778
Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp.	30,745	2,674,815
Paper & Forest Products 0.4%
Schweitzer-Mauduit International, Inc.	66,144	1,818,960
Personal Products 0.8%
Edgewell Personal Care Co.	58,779	2,155,426
Medifast, Inc.	9,919	1,693,967
		3,849,393

	Shares	Value
Common Stocks
Pharmaceuticals 0.9%
Arvinas, Inc. (a)	30,801	$ 2,072,907
Pacira BioSciences, Inc. (a)	29,584	2,257,851
		4,330,758
Professional Services 2.8%
ICF International, Inc.	33,647	3,167,528
Insperity, Inc.	30,007	3,013,303
Kforce, Inc.	32,372	2,394,557
Science Applications International Corp.	27,363	2,522,048
TriNet Group, Inc. (a)(b)	23,233	2,285,198
		13,382,634
Real Estate Management & Development 0.7%
Marcus & Millichap, Inc.	67,709	3,566,910
Semiconductors & Semiconductor Equipment 4.0%
Ichor Holdings Ltd. (a)	70,245	2,502,127
MKS Instruments, Inc.	10,557	1,583,550
Rambus, Inc. (a)	103,778	3,309,480
Silicon Motion Technology Corp., ADR	30,262	2,022,107
Synaptics, Inc. (a)	21,557	4,300,622
Tower Semiconductor Ltd. (a)	104,548	5,060,123
		18,778,009
Software 6.1%
Agilysys, Inc. (a)	74,885	2,986,414
Box, Inc., Class A (a)	140,447	4,081,390
Digital Turbine, Inc. (a)	41,352	1,811,631
InterDigital, Inc.	31,868	2,033,178
Jamf Holding Corp. (a)	97,014	3,377,057
Manhattan Associates, Inc. (a)	11,246	1,559,933
Marathon Digital Holdings, Inc. (a)(b)	72,232	2,018,884
New Relic, Inc. (a)	22,387	1,497,243
Rapid7, Inc. (a)	36,485	4,058,591
Varonis Systems, Inc. (a)	68,616	3,262,005
Xperi Holding Corp.	125,481	2,173,331
		28,859,657
Specialty Retail 1.6%
Floor & Decor Holdings, Inc., Class A (a)	11,645	943,245
LL Flooring Holdings, Inc. (a)	165,641	2,322,287
Monro, Inc.	54,964	2,437,104
National Vision Holdings, Inc. (a)	47,779	2,081,731
		7,784,367
Technology Hardware, Storage & Peripherals 0.6%
Stratasys Ltd. (a)	115,689	2,937,344

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.	25,458	$ 2,341,882
Crocs, Inc. (a)	16,222	1,239,361
Kontoor Brands, Inc.	42,278	1,748,195
Steven Madden Ltd.	49,563	1,915,114
		7,244,552
Thrifts & Mortgage Finance 2.9%
Federal Agricultural Mortgage Corp., Class C	43,126	4,678,308
MGIC Investment Corp.	202,427	2,742,886
NMI Holdings, Inc., Class A (a)	76,740	1,582,379
Radian Group, Inc.	138,359	3,072,953
WSFS Financial Corp.	38,709	1,804,614
		13,881,140
Trading Companies & Distributors 4.3%
Air Lease Corp.	57,658	2,574,430
Applied Industrial Technologies, Inc.	41,643	4,275,070
Boise Cascade Co.	58,173	4,041,278
McGrath RentCorp	31,709	2,694,631
MRC Global, Inc. (a)	368,309	4,386,560
WESCO International, Inc. (a)	19,935	2,594,341
		20,566,310
Total Common Stocks (Cost $459,549,314)		451,501,625
Exchange-Traded Funds 2.7%
iShares Russell 2000 ETF (b)	33,748	6,927,452
iShares Russell 2000 Growth ETF (b)	22,546	5,766,139
Total Exchange-Traded Funds (Cost $12,158,827)		12,693,591

	Number of Warrants
Warrant 0.0% ‡
Energy Equipment & Services 0.0% ‡
Nabors Industries Ltd.
Expires 6/11/26 (a)	10,100	232,300
Total Warrant (Cost $0)		232,300

	Shares
Short-Term Investments 4.6%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	10,154,228	10,154,228

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 2.5%
BlackRock Liquidity FedFund, 0.235% (c)(d)	3,000,000	$ 3,000,000
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	8,651,807	8,651,807
Total Unaffiliated Investment Companies (Cost $11,651,807)		11,651,807
Total Short-Term Investments (Cost $21,806,035)		21,806,035
Total Investments (Cost $493,514,176)	102.4%	486,233,551
Other Assets, Less Liabilities	(2.4)	(11,348,370)
Net Assets	100.0%	$ 474,885,181

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $11,120,332. The Portfolio received cash collateral with a value of $11,651,807.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	45	June 2022	$ 4,515,886	$ 4,649,400	$ 133,514

1.	As of March 31, 2022, cash in the amount of $297,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 11,417,356	$ 2,410,631	$ —	$ 13,827,987
Insurance	5,046,728	1,862,043	—	6,908,771
All Other Industries	430,764,867	—	—	430,764,867
Total Common Stocks	447,228,951	4,272,674	—	451,501,625
Exchange-Traded Funds	12,693,591	—	—	12,693,591
Warrant	232,300	—	—	232,300
Short-Term Investments
Affiliated Investment Company	10,154,228	—	—	10,154,228
Unaffiliated Investment Companies	11,651,807	—	—	11,651,807
Total Short-Term Investments	21,806,035	—	—	21,806,035
Total Investments in Securities	481,960,877	4,272,674	—	486,233,551
Other Financial Instruments
Futures Contracts (b)	133,514	—	—	133,514
Total Investments in Securities and Other Financial Instruments	$ 482,094,391	$ 4,272,674	$ —	$ 486,367,065

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.1%
Asset-Backed Securities 11.7%
Automobile Asset-Backed Securities 4.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-4, Class D
1.82%, due 2/14/28	$ 1,955,000	$ 1,857,042
Series 2022-1, Class D
2.46%, due 3/13/28	2,620,000	2,477,770
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,550,000	2,363,144
Series 2020-2A, Class A
2.02%, due 2/20/27	1,630,000	1,544,501
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,160,000	1,102,207
Series 2021-1, Class D
1.45%, due 1/16/29	3,390,000	3,264,985
Flagship Credit Auto Trust (a)
Series 2021-4, Class D
2.26%, due 12/15/27	2,590,000	2,443,183
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,368,225
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,253,509
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	3,430,000	3,141,016
Series 2021-4A, Class D
2.48%, due 10/15/27	1,710,000	1,586,943
Series 2020-1A, Class D
3.68%, due 11/16/26	1,430,000	1,424,533
GLS Auto Receivables Trust
Series 2021-2A, Class D
1.42%, due 4/15/27 (a)	1,350,000	1,255,652
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	5,027,000	4,562,024
Series 2021-2A, Class D
4.34%, due 12/27/27	3,289,000	2,958,110
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class C
2.05%, due 12/26/25	1,155,000	1,087,595
Series 2021-1A, Class D
3.98%, due 12/26/25	1,000,000	934,582
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	3,600,000	3,403,915
		39,028,936

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities 0.4%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.647% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	$ 2,468,231	$ 2,430,047
First NLC Trust
Series 2007-1, Class A1
0.527% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	57,373	34,928
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.557% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	20,384	13,499
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.557% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	15,933	6,350
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
0.567% (1 Month LIBOR + 0.11%), due 2/25/37	17,078	6,621
Series 2007-HE7, Class M1
2.457% (1 Month LIBOR + 2.00%), due 7/25/37	930,000	913,797
		3,405,242
Other Asset-Backed Securities 6.9%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,531,293	1,354,502
Series 2019-1, Class B
3.85%, due 2/15/28	1,333,242	1,183,725
Series 2015-2, Class A
4.00%, due 9/22/27	357,895	329,744
Series 2013-2, Class A
4.95%, due 1/15/23	1,843,781	1,838,640
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,575,000	2,394,986
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,412,973	1,335,188
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,589,309	5,141,970
Series 2020-1, Class A2
1.99%, due 7/15/60	1,253,729	1,152,131
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	125,422	125,600
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	3,755,000	3,855,491
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	2,433,900	2,180,100

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
DB Master Finance LLC (a)
Series 2019-1A, Class A23
4.352%, due 5/20/49	$ 1,901,250	$ 1,899,522
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, due 10/25/45 (a)	2,548,775	2,569,382
FirstKey Homes Trust (a)
Series 2020-SFR1, Class A
1.339%, due 8/17/37	4,936,750	4,614,941
Series 2021-SFR2, Class B
1.607%, due 9/17/38	1,860,000	1,687,235
Series 2021-SFR1, Class B
1.788%, due 8/17/38	3,755,000	3,407,238
Series 2021-SFR1, Class C
1.888%, due 8/17/38	3,800,000	3,433,321
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	2,403,614	2,207,607
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	3,490,000	3,052,698
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,393,746
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	795,247
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,730,000	1,613,233
Series 2021-1, Class B1
2.41%, due 10/20/61	1,665,000	1,570,817
Progress Residential
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	2,085,000	1,905,114
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	3,000,000	2,773,530
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,660,837	1,439,048
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	855,830	884,265
Series 2010-1, Class A
6.25%, due 4/22/23	531,512	535,475
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	699,409	703,259

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,951,408	$ 2,019,876
Series 2007-1
6.636%, due 7/2/22	949,703	949,648
		60,347,279
Total Asset-Backed Securities (Cost $109,459,241)		102,781,457
Corporate Bonds 46.1%
Aerospace & Defense 0.6%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	2,150,000	1,963,219
L3Harris Technologies, Inc.
4.40%, due 6/15/28	3,270,000	3,400,611
		5,363,830
Agriculture 0.3%
BAT Capital Corp.
3.734%, due 9/25/40	1,900,000	1,556,720
BAT International Finance plc
4.448%, due 3/16/28	1,360,000	1,362,893
		2,919,613
Airlines 1.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,640,000	1,652,300
5.75%, due 4/20/29	3,255,000	3,242,794
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,185,000	1,191,884
4.75%, due 10/20/28	2,245,000	2,262,189
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	2,050,000	2,137,125
		10,486,292
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC
1.741% (3 Month LIBOR + 1.235%), due 2/15/23 (b)	1,230,000	1,220,500
4.063%, due 11/1/24	3,410,000	3,399,736
4.125%, due 8/17/27	2,330,000	2,277,459
4.25%, due 9/20/22	900,000	905,544
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	785,674
2.70%, due 6/10/31	2,255,000	1,985,574
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,503,807
		15,078,294

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.4%
Dana, Inc.
4.50%, due 2/15/32	$ 3,885,000	$ 3,477,075
Banks 13.6%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	3,015,216
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,895,000	1,730,975
3.384%, due 4/2/26 (c)	2,185,000	2,182,058
3.705%, due 4/24/28 (c)	1,695,000	1,705,840
Series MM
4.30%, due 1/28/25 (c)(d)	2,476,000	2,352,200
Series DD
6.30%, due 3/10/26 (c)(d)	1,810,000	1,924,845
8.57%, due 11/15/24	455,000	514,920
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	3,510,000	3,091,432
5.20%, due 5/12/26	1,725,000	1,793,586
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	2,235,000	2,090,678
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,600,000	1,504,000
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	2,250,000	2,008,148
BPCE SA
2.045%, due 10/19/27 (a)(c)	1,370,000	1,260,268
Citigroup, Inc.
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(d)	2,180,000	2,042,387
5.50%, due 9/13/25	2,710,000	2,893,575
Series M
6.30%, due 5/15/24 (c)(d)	3,975,000	3,990,900
Citizens Financial Group, Inc.
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,620,000	1,486,350
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(d)	2,745,000	2,490,895
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	2,195,000	1,979,665
Deutsche Bank AG
3.035%, due 5/28/32 (c)	640,000	575,133
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	4,113,341
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	2,920,000	2,788,600
Goldman Sachs Group, Inc. (The)
1.676% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	3,075,000	3,090,770
1.948%, due 10/21/27 (c)	1,555,000	1,445,137
2.061% (SOFR + 1.85%), due 3/15/28 (b)	2,445,000	2,505,240

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(d)	$ 3,875,000	$ 3,633,781
6.75%, due 10/1/37	1,828,000	2,303,539
Huntington National Bank (The)
3.55%, due 10/6/23	894,000	904,119
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)(e)	3,460,000	3,058,675
JPMorgan Chase & Co. (c)
2.956%, due 5/13/31	1,245,000	1,164,942
Series HH
4.60%, due 2/1/25 (d)	1,762,000	1,698,128
Lloyds Banking Group plc
2.907%, due 11/7/23 (c)	1,160,000	1,161,628
4.582%, due 12/10/25	2,500,000	2,551,450
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	2,065,000	1,832,826
Morgan Stanley
2.484%, due 9/16/36 (c)	1,830,000	1,568,940
Series F
3.875%, due 4/29/24	6,015,000	6,135,922
5.00%, due 11/24/25	3,840,000	4,047,822
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,685,000	2,577,284
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	2,740,000	2,411,200
Popular, Inc.
6.125%, due 9/14/23	1,953,000	1,995,966
Santander Holdings USA, Inc.
3.40%, due 1/18/23	5,055,000	5,085,444
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	3,455,000	3,217,469
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	3,255,000	3,035,483
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(d)	3,345,000	3,027,225
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	2,070,000	1,914,750
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	3,010,000	2,937,491
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(d)	2,715,000	2,450,287
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,617,187
Series U
5.875%, due 6/15/25 (c)(d)	595,000	621,656
Series S
5.90%, due 6/15/24 (c)(d)	2,725,000	2,745,437

	Principal Amount	Value
Corporate Bonds
Banks
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	$ 1,825,000	$ 1,621,600
		119,896,410
Beverages 0.3%
Constellation Brands, Inc.
4.25%, due 5/1/23 (e)	2,985,000	3,040,128
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	3,185,000	2,902,331
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,015,000	1,001,501
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,200,000	2,200,022
		6,103,854
Commercial Services 0.9%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	3,160,000	3,197,383
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,250,000	2,238,945
California Institute of Technology
3.65%, due 9/1/19	1,614,000	1,384,240
Hertz Corp. (The)
5.00%, due 12/1/29 (a)	1,350,000	1,221,750
		8,042,318
Computers 0.7%
Dell International LLC
6.02%, due 6/15/26	625,000	677,018
8.10%, due 7/15/36	670,000	881,043
NCR Corp. (a)
5.00%, due 10/1/28	3,660,000	3,504,450
6.125%, due 9/1/29	893,000	895,232
		5,957,743
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	2,028,812
3.30%, due 1/23/23	1,400,000	1,404,116
Air Lease Corp.
2.30%, due 2/1/25	3,640,000	3,501,209
2.75%, due 1/15/23	1,040,000	1,043,017
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	3,325,000	3,042,375

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	$ 1,275,000	$ 1,160,250
5.75%, due 11/20/25	3,570,000	3,754,223
8.00%, due 11/1/31	2,010,000	2,521,200
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,340,000	2,201,083
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	5,405,000	4,986,166
Discover Financial Services
3.85%, due 11/21/22	300,000	303,681
OneMain Finance Corp.
3.50%, due 1/15/27	2,715,000	2,511,375
6.125%, due 3/15/24	880,000	902,000
		29,359,507
Electric 1.9%
Calpine Corp.
5.125%, due 3/15/28 (a)	3,275,000	3,119,700
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(d)(e)	1,045,000	1,010,578
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(d)	2,685,000	2,519,873
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,683,070
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,345,000	1,114,585
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,980,434
Puget Energy, Inc.
5.625%, due 7/15/22	585,000	586,588
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,935,000	2,739,816
WEC Energy Group, Inc.
2.619% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,860,340	1,577,568
		16,332,212
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	310,000	288,300
Food 0.7%
Kraft Heinz Foods Co.
5.00%, due 7/15/35	718,000	765,410

	Principal Amount	Value
Corporate Bonds
Food
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	$ 2,005,000	$ 1,819,661
Sysco Corp.
3.30%, due 7/15/26	1,440,000	1,446,412
U.S. Foods, Inc.
4.625%, due 6/1/30 (a)	2,330,000	2,155,518
		6,187,001
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,087,437
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,703,576
		2,791,013
Healthcare-Services 0.2%
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,805,000	1,601,060
Home Builders 0.6%
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,540,000	2,229,866
Toll Brothers Finance Corp.
3.80%, due 11/1/29 (e)	1,251,000	1,209,560
4.35%, due 2/15/28	2,089,000	2,098,787
		5,538,213
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	3,605,000	3,325,613
Housewares 0.2%
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	1,960,000	1,991,850
Insurance 1.7%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,985,000	2,749,057
Lincoln National Corp.
2.826% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	6,418,000	5,296,776
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	2,994,989
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	913,500

	Principal Amount	Value
Corporate Bonds
Insurance
Protective Life Corp.
8.45%, due 10/15/39	$ 1,564,000	$ 2,210,703
Willis North America, Inc.
3.875%, due 9/15/49	840,000	763,860
		14,928,885
Internet 1.1%
Expedia Group, Inc.
3.25%, due 2/15/30	2,315,000	2,203,593
3.80%, due 2/15/28	2,245,000	2,233,093
5.00%, due 2/15/26	315,000	329,854
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	1,975,000	1,766,509
4.125%, due 8/1/30	148,000	138,686
5.00%, due 12/15/27	3,170,000	3,154,594
		9,826,329
Iron & Steel 0.4%
Vale Overseas Ltd.
6.25%, due 8/10/26	2,780,000	3,051,606
Lodging 1.8%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	2,120,000	2,115,219
5.375%, due 5/1/25 (a)	3,470,000	3,545,993
Hyatt Hotels Corp.
1.80%, due 10/1/24	5,450,000	5,243,667
Marriott International, Inc.
3.75%, due 10/1/25	1,860,000	1,855,872
Series X
4.00%, due 4/15/28	880,000	881,405
MGM Resorts International
6.00%, due 3/15/23	2,300,000	2,352,210
		15,994,366
Machinery-Diversified 0.2%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	1,535,000	1,550,350
Media 1.0%
CCO Holdings LLC
5.375%, due 6/1/29 (a)	545,000	545,000
Charter Communications Operating LLC
4.464%, due 7/23/22	2,770,000	2,780,156
DISH DBS Corp.
5.75%, due 12/1/28 (a)	2,895,000	2,739,394
Grupo Televisa SAB
5.25%, due 5/24/49	1,735,000	1,909,824

	Principal Amount	Value
Corporate Bonds
Media
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	$ 740,000	$ 779,090
		8,753,464
Mining 0.4%
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	4,007,000	3,651,419
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
2.241% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,720,000	2,901,600
Oil & Gas 1.0%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	2,500,000	1,098,100
Marathon Petroleum Corp.
5.125%, due 12/15/26	5,755,000	6,124,031
Occidental Petroleum Corp.
4.30%, due 8/15/39	585,000	552,825
Petrobras Global Finance BV
5.50%, due 6/10/51 (e)	1,215,000	1,042,591
		8,817,547
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	167,660
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,208,000	2,185,920
		2,353,580
Pharmaceuticals 0.6%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,575,000	2,331,379
4.75%, due 5/9/27	2,855,000	2,740,658
		5,072,037
Pipelines 4.4%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	1,825,000	1,587,954
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	3,535,000	3,310,421
DCP Midstream Operating LP
3.25%, due 2/15/32	4,165,000	3,748,500
DT Midstream, Inc.
4.30%, due 4/15/32 (a)(g)	1,660,000	1,664,333
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	3,435,000	3,375,918

	Principal Amount	Value
Corporate Bonds
Pipelines
Enterprise Products Operating LLC
3.95%, due 1/31/60	$ 1,760,000	$ 1,636,269
4.20%, due 1/31/50	545,000	540,789
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,146,207
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	3,710,000	3,500,756
5.625%, due 2/15/26	389,000	399,095
MPLX LP
4.00%, due 3/15/28	2,500,000	2,543,083
4.125%, due 3/1/27	1,780,000	1,820,174
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,304,572
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,710,000	2,836,389
Targa Resources Corp.
4.20%, due 2/1/33	935,000	943,531
Venture Global Calcasieu Pass LLC
3.875%, due 11/1/33 (a)	3,490,000	3,337,312
Western Midstream Operating LP
5.75%, due 2/1/50 (h)	1,975,000	1,925,625
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,975,000	1,728,677
		38,349,605
Real Estate 0.2%
Realogy Group LLC
5.25%, due 4/15/30 (a)	1,425,000	1,311,000
Real Estate Investment Trusts 1.3%
CyrusOne LP
3.45%, due 11/15/29	2,030,000	2,090,900
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	3,539,000	3,368,668
Office Properties Income Trust
2.65%, due 6/15/26	2,310,000	2,112,250
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	4,179,000	3,990,402
		11,562,220
Retail 1.4%
AutoNation, Inc.
4.75%, due 6/1/30	2,880,000	3,001,755
Nordstrom, Inc.
4.00%, due 3/15/27	840,000	809,130
4.25%, due 8/1/31 (e)	3,200,000	2,916,512
QVC, Inc.
4.375%, due 9/1/28	3,810,000	3,476,141

	Principal Amount	Value
Corporate Bonds
Retail
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	$ 2,445,000	$ 2,202,371
		12,405,909
Semiconductors 0.5%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,470,000	2,287,544
3.75%, due 2/15/51	910,000	814,850
NXP BV
3.40%, due 5/1/30 (a)	1,380,000	1,337,574
		4,439,968
Software 0.5%
MSCI, Inc.
3.25%, due 8/15/33 (a)	3,960,000	3,559,297
Oracle Corp.
3.65%, due 3/25/41	685,000	598,304
		4,157,601
Telecommunications 1.0%
Altice France SA
5.125%, due 7/15/29 (a)	3,915,000	3,508,819
AT&T, Inc.
3.65%, due 6/1/51	1,860,000	1,692,551
T-Mobile US, Inc.
2.625%, due 2/15/29	2,630,000	2,400,480
3.50%, due 4/15/31 (a)	1,295,000	1,218,569
		8,820,419
Total Corporate Bonds (Cost $426,899,519)		405,728,231
Foreign Government Bonds 4.5%
Brazil 1.2%
Brazil Government Bond
3.75%, due 9/12/31	2,565,000	2,314,913
4.625%, due 1/13/28	7,789,000	7,806,447
		10,121,360
Chile 1.3%
Chile Government Bond
2.55%, due 7/27/33	4,770,000	4,343,610
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29	2,055,000	1,957,438
3.75%, due 1/15/31	1,635,000	1,636,350
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	4,005,000	3,672,585
		11,609,983

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	$ 2,065,000	$ 1,724,007
4.50%, due 1/28/26	650,000	648,609
		2,372,616
Mexico 1.7%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	3,255,000	2,848,125
4.677%, due 2/9/51	2,765,000	2,263,871
Mexico Government Bond
2.659%, due 5/24/31	722,000	657,164
3.75%, due 4/19/71	2,230,000	1,775,058
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,625,335
6.75%, due 9/21/47	4,990,000	4,056,371
		15,225,924
Total Foreign Government Bonds (Cost $43,547,160)		39,329,883
Loan Assignments 4.2%
Containers, Packaging & Glass 0.6%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.705% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	4,979,310	4,903,066
Diversified/Conglomerate Service 0.7%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%), due 3/1/24 (b)	3,976,219	3,951,368
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,476,312	1,467,086
Second Lien Initial Term Loan
9.25% (1 Month LIBOR + 8.50%), due 11/2/28	645,000	646,612
		6,065,066
Ecological 0.2%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	1,955,582	1,945,454
Entertainment 0.4%
Fertitta Entertainment LLC
Initial Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 1/27/29 (b)	3,830,000	3,803,450

	Principal Amount	Value
Loan Assignments
Finance 1.2%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.707% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	$ 3,937,722	$ 3,889,484
Iqvia, Inc.
Dollar Term Loan B3
2.756% (3 Month LIBOR + 1.75%), due 6/11/25 (b)	3,487,247	3,452,375
Match Group, Inc.
2020 Refinancing Term Loan
2.219% (3 Month LIBOR + 1.75%), due 2/13/27 (b)	1,859,000	1,817,173
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.457% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	1,838,994	1,829,032
		10,988,064
Telecommunications 0.9%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
2.207% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	3,963,602	3,886,455
SBA Senior Finance II LLC
Initial Term Loan
2.21% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	4,116,650	4,062,985
		7,949,440
Utilities 0.2%
Southwestern Energy Co.
Initial Term Loan
3.151% (3 Month LIBOR + 2.50%), due 6/22/27 (b)	1,715,700	1,698,543
Total Loan Assignments (Cost $37,684,080)		37,353,083
Mortgage-Backed Securities 25.4%
Agency (Collateralized Mortgage Obligations) 4.7%
FHLMC (i)
REMIC, Series 5070, Class IG
1.50%, due 1/25/44	8,996,273	502,163
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	9,804,227	1,116,833
REMIC, Series 5152, Class BI
3.00%, due 7/25/50	4,111,495	577,033
REMIC, Series 5094, Class IP
3.00%, due 4/25/51	1,872,439	317,589
REMIC, Series 5176, Class PI
3.00%, due 7/25/51	1,720,497	213,483
REMIC, Series 5160, Class IO
3.00%, due 10/25/51	1,525,204	167,006
REMIC, Series 5036, Class IO
3.50%, due 11/25/50	5,097,554	949,872

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC (i)
REMIC, Series 4924, Class NS
5.593% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	$ 2,731,449	$ 395,665
REMIC, Series 4957, Class SB
5.593% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	1,641,263	280,525
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	4,509,028	4,010,085
REMIC, Series 380, Class C1
3.00%, due 1/25/50 (i)	4,375,560	584,014
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,923,186	1,726,207
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	564,105	503,004
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	580,916	534,487
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	789,569	704,317
REMIC, Series 2022-3, Class YS
2.451% (SOFR 30A + 2.55%), due 2/25/52 (b)(i)	11,445,000	469,901
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (i)	3,909,294	528,981
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50 (i)	2,968,246	412,425
REMIC, Series 2020-71, Class TI
3.00%, due 10/25/50 (i)	2,052,324	310,848
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	5,028,441	724,517
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,800,264	1,842,199
REMIC, Series 2019-32, Class SB
5.593% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(i)	3,461,998	490,853
FREMF Mortgage Trust (a)(j)
REMIC, Series 2017-K63, Class C
3.875%, due 2/25/50	1,925,000	1,892,661
REMIC, Series 2018-K154, Class B
4.024%, due 11/25/32	2,450,000	2,373,997
REMIC, Series 2018-K155, Class B
4.163%, due 4/25/33	2,975,000	2,932,904
REMIC, Series 2018-K81, Class C
4.171%, due 9/25/51	2,020,000	2,018,544
REMIC, Series 2019-K87, Class C
4.323%, due 1/25/51	1,385,000	1,393,515
REMIC, Series 2019-K88, Class C
4.382%, due 2/25/52	2,185,000	2,204,594

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-115, Class YA
1.00%, due 8/20/50	$ 2,247,964	$ 1,922,487
REMIC, Series 2020-129, Class AG
1.00%, due 9/20/50	3,073,361	2,733,832
REMIC, Series 2020-146, Class LI
2.00%, due 10/20/50 (i)	4,902,443	518,431
REMIC, Series 2020-165, Class UI
2.00%, due 11/20/50 (i)	620,899	64,748
REMIC, Series 2020-188, Class IO
2.00%, due 12/20/50 (i)	4,433,778	464,333
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (i)	7,162,293	804,171
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51 (i)	4,604,832	640,884
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (i)	4,018,884	514,745
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (i)	4,595,834	630,249
REMIC, Series 2021-77, Class KS
2.55% (SOFR 30A + 2.60%), due 5/20/51 (b)(i)	13,546,915	487,800
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	6,462,955	921,224
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (i)	5,041,480	790,106
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	4,134,478	600,124
		41,271,356
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.2%
BAMLL Commercial Mortgage Securities Trust
Series 2022-DKLX, Class F
5.259% (1 Month SOFR + 4.956%), due 1/15/39 (a)(b)	1,675,000	1,628,098
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
0.937% (1 Month LIBOR + 0.48%), due 11/25/35 (a)(b)	1,046,774	980,062
BX Commercial Mortgage Trust (a)
Series 2021-XL2, Class A
1.086% (1 Month LIBOR + 0.688%), due 10/15/38 (b)	1,527,384	1,494,857
Series 2021-VOLT, Class D
2.047% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	2,315,000	2,231,519
Series 2021-VOLT, Class E
2.397% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	2,600,000	2,501,283
Series 2021-ACNT, Class E
2.594% (1 Month LIBOR + 2.197%), due 11/15/38 (b)	3,400,000	3,307,740
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	2,790,000	2,550,981

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	$ 1,115,000	$ 1,058,000
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	1,255,000	1,125,205
BX Trust (a)
Series 2021-LBA, Class AJV
1.197% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	2,210,000	2,162,930
Series 2021-MFM1, Class C
1.597% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	4,155,000	4,019,312
Series 2021-MFM1, Class D
1.897% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	2,056,500	1,959,596
Series 2021-LBA, Class DV
1.997% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	2,000,000	1,925,876
Series 2021-RISE, Class D
2.147% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	2,400,000	2,336,840
Series 2021-ARIA, Class E
2.642% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	4,000,000	3,894,734
Series 2019-OC11, Class B
3.605%, due 12/9/41	300,000	288,771
Series 2019-OC11, Class C
3.856%, due 12/9/41	595,000	563,862
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	1,395,000	1,294,492
Series 2019-OC11, Class E
4.075%, due 12/9/41 (j)	5,235,000	4,539,971
BXHPP Trust (a)(b)
Series 2021-FILM, Class C
1.497% (1 Month LIBOR + 1.10%), due 8/15/36	980,000	940,738
Series 2021-FILM, Class D
1.897% (1 Month LIBOR + 1.50%), due 8/15/36	755,000	723,846
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
3.438% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,500,000	1,487,822
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	2,255,000	2,245,858
Series 2013-CR9, Class B
4.278%, due 7/10/45 (a)(j)	1,500,000	1,463,806
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,657,500	2,530,046
DROP Mortgage Trust
Series 2021-FILE, Class A
1.55% (1 Month LIBOR + 1.15%), due 4/15/26 (a)(b)	2,005,000	1,983,715
Extended Stay America Trust
Series 2021-ESH, Class D
2.647% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	4,100,762	4,038,979

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.597% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	$ 4,180,000	$ 4,178,815
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,990,000	3,005,852
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,370,000	1,330,591
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(j)	2,795,000	2,821,272
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,725,000	1,594,393
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	1,600,000	1,390,324
SMRT
Series 2022-MINI, Class D
2.252% (1 Month SOFR + 1.95%), due 1/15/24 (a)(b)	3,400,000	3,338,276
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(k)	1,960,000	1,935,459
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A3
2.787%, due 10/15/52	1,005,000	957,723
Series 2019-C53, Class A4
3.04%, due 10/15/52	3,566,000	3,479,912
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(j)	1,265,000	1,262,430
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	4,325,000	4,397,788
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	2,150,000	2,148,682
Series 2012-C7, Class AS
4.09%, due 6/15/45 (k)	2,040,000	2,036,021
		89,156,477
Whole Loan (Collateralized Mortgage Obligations) 10.5%
Alternative Loan Trust
Series 2005-31, Class 1A1
1.017% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	2,710,322	2,555,120
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
2.457% (1 Month LIBOR + 2.00%), due 1/25/40	1,985,206	1,977,859

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R01, Class 1B1
3.199% (SOFR 30A + 3.10%), due 10/25/41	$ 3,820,000	$ 3,514,686
Series 2020-SBT1, Class 1M2
4.107% (1 Month LIBOR + 3.65%), due 2/25/40	1,700,000	1,663,904
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.099% (SOFR 30A + 2.00%), due 12/25/50	4,395,000	4,339,984
Series 2021-HQA3, Class M2
2.199% (SOFR 30A + 2.10%), due 9/25/41	1,150,000	1,078,668
Series 2021-HQA1, Class M2
2.349% (SOFR 30A + 2.25%), due 8/25/33	1,010,000	970,520
Series 2020-HQA1, Class B1
2.807% (1 Month LIBOR + 2.35%), due 1/25/50	2,305,000	2,189,310
Series 2020-DNA2, Class B1
2.957% (1 Month LIBOR + 2.50%), due 2/25/50	2,505,000	2,359,917
Series 2021-HQA1, Class B1
3.099% (SOFR 30A + 3.00%), due 8/25/33	1,510,000	1,314,821
Series 2021-DNA5, Class B1
3.149% (SOFR 30A + 3.05%), due 1/25/34	3,365,000	3,137,190
Series 2021-HQA3, Class B1
3.449% (SOFR 30A + 3.35%), due 9/25/41	4,585,000	4,091,179
Series 2022-DNA1, Class B1
3.499% (SOFR 30A + 3.40%), due 1/25/42	3,470,000	3,148,842
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.607% (1 Month LIBOR + 2.15%), due 12/25/30	4,389,278	4,391,956
Series 2019-DNA3, Class B1
3.707% (1 Month LIBOR + 3.25%), due 7/25/49	2,645,000	2,602,076
Series 2018-DNA2, Class B1
4.157% (1 Month LIBOR + 3.70%), due 12/25/30	4,225,000	4,098,316
Series 2019-DNA2, Class B1
4.807% (1 Month LIBOR + 4.35%), due 3/25/49	1,900,000	1,916,752
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2018-HQA1, Class M2
2.757% (1 Month LIBOR + 2.30%), due 9/25/30	1,172,951	1,173,729
Series 2021-DNA2, Class B1
3.499% (SOFR 30A + 3.40%), due 8/25/33 (a)	1,765,000	1,643,429
Series 2022-DNA2, Class M2
3.849% (SOFR 30A + 3.75%), due 2/25/42 (a)	2,065,000	2,019,208
FNMA (b)
Series 2017-C05, Class 1M2
2.657% (1 Month LIBOR + 2.20%), due 1/25/30	1,128,245	1,133,803
Series 2017-C07, Class 2M2
2.957% (1 Month LIBOR + 2.50%), due 5/25/30	1,841,318	1,853,460
Series 2017-C04, Class 2M2
3.307% (1 Month LIBOR + 2.85%), due 11/25/29	1,904,549	1,936,861

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2021-R02, Class 2B1
3.399% (SOFR 30A + 3.30%), due 11/25/41 (a)	$ 1,630,000	$ 1,511,737
Series 2017-C03, Class 1M2
3.457% (1 Month LIBOR + 3.00%), due 10/25/29	1,378,029	1,407,010
Series 2016-C06, Class 1M2
4.707% (1 Month LIBOR + 4.25%), due 4/25/29	2,329,771	2,431,811
Series 2016-C07, Class 2M2
4.807% (1 Month LIBOR + 4.35%), due 5/25/29	3,867,956	4,030,121
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	744,477	747,362
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.897% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	558,082	549,459
Mello Warehouse Securitization Trust
Series 2021-1, Class B
1.357% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,600,000	1,586,518
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.416%, due 8/25/59 (j)	3,448,038	2,600,411
Series 2019-4A, Class B6
4.709%, due 12/25/58 (k)	3,042,857	2,317,668
Series 2019-2A, Class B6
4.936%, due 12/25/57 (k)	1,244,317	972,248
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
1.357% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	4,615,000	4,559,905
Sequoia Mortgage Trust
Series 2018-7, Class B3
4.259%, due 9/25/48 (a)(k)	1,573,241	1,503,921
STACR Trust (a)(b)
Series 2018-DNA3, Class M2
2.557% (1 Month LIBOR + 2.10%), due 9/25/48	2,270,536	2,280,475
Series 2018-HRP2, Class M3
2.857% (1 Month LIBOR + 2.40%), due 2/25/47	6,190,000	6,174,531
Series 2018-HRP1, Class B1
4.207% (1 Month LIBOR + 3.75%), due 4/25/43	2,275,000	2,229,566
Series 2018-HRP2, Class B1
4.657% (1 Month LIBOR + 4.20%), due 2/25/47	1,700,000	1,649,030
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.723% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	840,127	807,676
		92,471,039
Total Mortgage-Backed Securities (Cost $230,239,130)		222,898,872

	Principal Amount	Value
Municipal Bonds 0.4%
California 0.4%
Golden State Tobacco Securitization Corp. Revenue Bonds
Series B, Insured: State Appropriations
3.293%, due 6/1/42	$ 1,005,000	$ 912,526
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	3,170,000	2,779,100
Total Municipal Bonds (Cost $4,175,000)		3,691,626
U.S. Government & Federal Agencies 1.8%
United States Treasury Bonds 0.3%
U.S. Treasury Bonds
2.25%, due 2/15/52	1,000,000	959,063
2.375%, due 2/15/42	2,000,000	1,929,062
		2,888,125
United States Treasury Inflation - Indexed Note 0.6%
U.S. Treasury Inflation Linked Notes
0.875%, due 1/15/29 (l)	4,364,724	4,818,843
United States Treasury Notes 0.9%
U.S. Treasury Notes
1.75%, due 1/31/29	2,500,000	2,393,750
1.875%, due 2/15/32	5,800,000	5,569,813
		7,963,563
Total U.S. Government & Federal Agencies (Cost $15,463,486)		15,670,531
Total Long-Term Bonds (Cost $867,467,616)		827,453,683

	Shares
Short-Term Investments 6.1%
Affiliated Investment Company 5.8%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	50,905,044	50,905,044
Unaffiliated Investment Companies 0.3%
BlackRock Liquidity FedFund, 0.235% (m)(n)	1,000,000	1,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Wells Fargo Government Money Market Fund, 0.195% (m)(n)	1,752,370	$ 1,752,370
Total Unaffiliated Investment Companies (Cost $2,752,370)		2,752,370
Total Short-Term Investments (Cost $53,657,414)		53,657,414
Total Investments (Cost $921,125,030)	100.2%	881,111,097
Other Assets, Less Liabilities	(0.2)	(1,840,517)
Net Assets	100.0%	$ 879,270,580

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $3,282,506; the total market value of collateral held by the Portfolio was $3,356,631. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $604,261. The Portfolio received cash collateral with a value of $2,752,370.
(f)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,098,100, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(g)	Delayed delivery security.
(h)	Step coupon—Rate shown was the rate in effect as of March 31, 2022.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Current yield as of March 31, 2022.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	121	June 2022	$ 25,882,239	$ 25,642,547	$ (239,692)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	96	June 2022	$ 14,693,212	$ 14,406,000	$ (287,212)
Total Long Contracts					(526,904)
Short Contracts
U.S. Treasury 5 Year Notes	(876)	June 2022	(102,828,287)	(100,466,250)	2,362,037
U.S. Treasury 10 Year Notes	(651)	June 2022	(82,274,553)	(79,991,625)	2,282,928
U.S. Treasury 10 Year Ultra Bonds	(162)	June 2022	(22,594,766)	(21,945,938)	648,828
U.S. Treasury Ultra Bonds	(40)	June 2022	(7,396,834)	(7,085,000)	311,834
Total Short Contracts					5,605,627
Net Unrealized Appreciation					$ 5,078,723

1.	As of March 31, 2022, cash in the amount of $2,642,552 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.
Swap Contracts
As of March 31, 2022, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 50,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ (437,123)	$ (437,123)
50,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	(416,626)	(416,626)
						$ —	$ (853,749)	$ (853,749)

1.	As of March 31, 2022, cash in the amount of $616,852 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 102,781,457	$ —	$ 102,781,457
Corporate Bonds	—	405,728,231	—	405,728,231
Foreign Government Bonds	—	39,329,883	—	39,329,883
Loan Assignments	—	37,353,083	—	37,353,083
Mortgage-Backed Securities	—	222,898,872	—	222,898,872
Municipal Bonds	—	3,691,626	—	3,691,626
U.S. Government & Federal Agencies	—	15,670,531	—	15,670,531
Total Long-Term Bonds	—	827,453,683	—	827,453,683
Short-Term Investments
Affiliated Investment Company	50,905,044	—	—	50,905,044
Unaffiliated Investment Companies	2,752,370	—	—	2,752,370
Total Short-Term Investments	53,657,414	—	—	53,657,414
Total Investments in Securities	53,657,414	827,453,683	—	881,111,097
Other Financial Instruments
Futures Contracts (b)	5,605,627	—	—	5,605,627
Total Other Financial Instruments	5,605,627	—	—	5,605,627
Total Investments in Securities and Other Financial Instruments	$ 59,263,041	$ 827,453,683	$ —	$ 886,716,724
Liability Valuation Inputs
Other Financial Instruments (b)
Futures Contracts	$ (526,904)	$ —	$ —	$ (526,904)
Interest Rate Swaps	—	(853,749)	—	(853,749)
Total Other Financial Instruments	$ (526,904)	$ (853,749)	$ —	$ (1,380,653)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.1%
Australia 0.6%
OZ Minerals Ltd. (Metals & Mining)	112,934	$ 2,237,267
Canada 3.7%
Barrick Gold Corp. (Metals & Mining)	194,069	4,760,513
Li-Cycle Holdings Corp. (Commercial Services & Supplies) (a)(b)	94,400	797,680
NexGen Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	741,809	4,201,102
Nutrien Ltd. (Chemicals)	51,693	5,375,555
		15,134,850
Norway 5.2%
Equinor ASA (Oil, Gas & Consumable Fuels)	441,919	16,582,191
Norsk Hydro ASA (Metals & Mining)	498,456	4,857,052
		21,439,243
South Africa 3.9%
Anglo American plc (Metals & Mining)	274,093	14,136,753
Sibanye Stillwater Ltd. (Metals & Mining)	439,561	1,785,434
		15,922,187
United States 82.1%
Albemarle Corp. (Chemicals)	16,201	3,582,851
Alcoa Corp. (Metals & Mining)	163,478	14,717,924
Archaea Energy, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	79,738	1,748,654
Bunge Ltd. (Food Products)	131,903	14,616,171
California Resources Corp. (Oil, Gas & Consumable Fuels)	25,774	1,152,871
CF Industries Holdings, Inc. (Chemicals)	143,792	14,819,204
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (b)	122,456	10,653,672
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	303,267	3,957,634
Corteva, Inc. (Chemicals)	274,741	15,792,113
Darling Ingredients, Inc. (Food Products) (a)	35,430	2,847,863
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	272,244	16,097,788
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	44,289	6,071,136
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	248,206	2,271,085
EQT Corp. (Oil, Gas & Consumable Fuels)	456,518	15,708,784
Fluor Corp. (Construction & Engineering) (a)	489,322	14,038,648
Freeport-McMoRan, Inc. (Metals & Mining)	316,938	15,764,496
Halliburton Co. (Energy Equipment & Services)	276,672	10,477,569
Hess Corp. (Oil, Gas & Consumable Fuels)	148,344	15,878,742
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) (a)	11,534	459,630
Liberty Oilfield Services, Inc., Class A (Energy Equipment & Services) (a)	255,168	3,781,590
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	230,861	19,738,616
Mosaic Co. (The) (Chemicals)	234,404	15,587,866
MP Materials Corp. (Metals & Mining) (a)	33,719	1,933,448
Newmont Corp. (Metals & Mining)	156,981	12,472,140
NexTier Oilfield Solutions, Inc. (Energy Equipment & Services) (a)	388,110	3,586,136
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	284,851	16,162,446
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	437,478	6,772,159
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels) (a)	185,184	4,512,934

	Shares	Value
Common Stocks
United States
Phillips 66 (Oil, Gas & Consumable Fuels)	212,228	$ 18,334,377
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	56,861	14,216,956
Range Resources Corp. (Oil, Gas & Consumable Fuels) (a)	43,731	1,328,548
Schlumberger NV (Energy Equipment & Services)	297,462	12,288,155
Stem, Inc. (Electrical Equipment) (a)(b)	55,019	605,759
Tronox Holdings plc, Class A (Chemicals)	216,730	4,289,087
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	195,448	19,845,790
		336,112,842
Zambia 2.6%
First Quantum Minerals Ltd. (Metals & Mining)	310,504	10,749,601
Total Common Stocks (Cost $249,685,371)		401,595,990
Short-Term Investments 2.8%
Affiliated Investment Company 2.3%
United States 2.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	9,366,573	9,366,573
Unaffiliated Investment Company 0.5%
United States 0.5%
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	2,110,222	2,110,222
Total Short-Term Investments (Cost $11,476,795)		11,476,795
Total Investments (Cost $261,162,166)	100.9%	413,072,785
Other Assets, Less Liabilities	(0.9)	(3,624,913)
Net Assets	100.0%	$ 409,447,872

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $2,021,420. The Portfolio received cash collateral with a value of $2,110,222.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,237,267	$ —	$ 2,237,267
Norway	—	21,439,243	—	21,439,243
South Africa	—	15,922,187	—	15,922,187
All Other Countries	361,997,293	—	—	361,997,293
Total Common Stocks	361,997,293	39,598,697	—	401,595,990
Short-Term Investments
Affiliated Investment Company	9,366,573	—	—	9,366,573
Unaffiliated Investment Company	2,110,222	—	—	2,110,222
Total Short-Term Investments	11,476,795	—	—	11,476,795
Total Investments in Securities	$ 373,474,088	$ 39,598,697	$ —	$ 413,072,785

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 57.2%
IQ 50 Percent Hedged FTSE International ETF (a)	862,061	$ 20,345,674
IQ 500 International ETF (a)	805,443	25,387,644
IQ Candriam ESG International Equity ETF (a)	904,925	25,009,050
IQ Candriam ESG U.S. Equity ETF (a)	1,315,987	51,428,772
IQ Chaikin U.S. Large Cap ETF (a)	1,002,040	34,941,135
IQ Chaikin U.S. Small Cap ETF	235,778	8,232,920
MainStay Epoch Capital Growth Fund Class I (a)	335,562	4,010,004
MainStay Epoch International Choice Fund Class I (a)	494,175	17,980,476
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,359,496	24,326,399
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,901,439	34,449,323
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,161,280	18,227,569
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	212,778	18,217,704
MainStay VP Small Cap Growth Portfolio Initial Class (a)	1,253,605	19,455,570
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,092,877	29,889,423
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,238,190	43,803,947
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	1,524,681	23,042,195
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,132,185	14,702,670
MainStay VP Wellington U.S. Equity Portfolio Initial Class	700,521	22,486,498
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,614,128	53,298,680
MainStay WMC Enduring Capital Fund Class R6 (a)	700,782	23,466,313
MainStay WMC International Research Equity Fund Class I (a)	2,456,479	18,096,387
MainStay WMC Value Fund Class R6 (a)	1,189,655	37,805,676
Total Equity Funds (Cost $508,041,405)		568,604,029
Fixed Income Funds 32.2%
IQ MacKay ESG Core Plus Bond ETF (a)	348,188	8,131,791
MainStay MacKay Short Duration High Yield Fund Class I	4,578,319	43,868,078
MainStay VP Bond Portfolio Initial Class (a)	1,970,408	26,643,861
MainStay VP Floating Rate Portfolio Initial Class (a)	5,649,122	49,356,382
MainStay VP Indexed Bond Portfolio Initial Class (a)	14,824,871	143,719,717
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	4,075,627	39,183,893
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,010,831	9,762,611
Total Fixed Income Funds (Cost $346,084,773)		320,666,333
Total Affiliated Investment Companies (Cost $854,126,178)		889,270,362

	Shares	Value
Short-Term Investment 10.5%
Affiliated Investment Company 10.5%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	104,298,019	$ 104,298,019
Total Short-Term Investment (Cost $104,298,019)	10.5%	104,298,019
Total Investments (Cost $958,424,197)	99.9%	993,568,381
Other Assets, Less Liabilities	0.1	990,834
Net Assets	100.0%	$ 994,559,215

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2022.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	4,872	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	534	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	3,348	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(31,581)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	19,751	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	19,623	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.10%	12/2/22	Daily	(31,419)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	63,359	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	5,350	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	12,532	—
						$ —

1.	As of March 31, 2022, cash in the amount $2,173,121 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 568,604,029	$ —	$ —	$ 568,604,029
Fixed Income Funds	320,666,333	—	—	320,666,333
Total Affiliated Investment Companies	889,270,362	—	—	889,270,362
Short-Term Investment
Affiliated Investment Company	104,298,019	—	—	104,298,019
Total Investments in Securities	$ 993,568,381	$ —	$ —	$ 993,568,381

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 76.8%
IQ 50 Percent Hedged FTSE International ETF (a)	1,613,082	$ 38,070,671
IQ 500 International ETF (a)	1,858,538	58,581,304
IQ Candriam ESG International Equity ETF (a)	1,591,205	43,975,496
IQ Candriam ESG U.S. Equity ETF (a)	2,547,514	99,556,847
IQ Chaikin U.S. Large Cap ETF (a)	2,367,902	82,568,743
IQ Chaikin U.S. Small Cap ETF (a)	709,226	24,764,824
MainStay Epoch Capital Growth Fund Class I (a)	556,222	6,646,909
MainStay Epoch International Choice Fund Class I (a)	1,259,308	45,819,659
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,412,781	55,805,774
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,675,826	84,714,271
MainStay VP MacKay International Equity Portfolio Initial Class (a)	2,108,946	33,102,225
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	467,342	40,013,070
MainStay VP Small Cap Growth Portfolio Initial Class (a)	4,419,696	68,592,364
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,032,313	71,868,982
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,663,704	58,857,524
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	3,920,233	59,245,705
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	4,026,286	52,285,755
MainStay VP Wellington U.S. Equity Portfolio Initial Class	511,890	16,431,508
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	3,257,528	107,563,902
MainStay WMC Enduring Capital Fund Class R6 (a)	1,717,851	57,523,792
MainStay WMC International Research Equity Fund Class I (a)	6,289,857	46,336,118
MainStay WMC Value Fund Class R6 (a)	2,832,737	90,020,698
Total Equity Funds (Cost $1,111,917,082)		1,242,346,141
Fixed Income Funds 12.7%
IQ MacKay ESG Core Plus Bond ETF	4,998	116,726
MainStay MacKay Short Duration High Yield Fund Class I (a)	6,269,598	60,073,411
MainStay VP Bond Portfolio Initial Class	27,782	375,670
MainStay VP Floating Rate Portfolio Initial Class (a)	9,081,238	79,342,773
MainStay VP Indexed Bond Portfolio Initial Class	209,353	2,029,573
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	6,531,018	62,790,509
MainStay VP PIMCO Real Return Portfolio Initial Class	34,612	334,280
Total Fixed Income Funds (Cost $212,093,098)		205,062,942
Total Affiliated Investment Companies (Cost $1,324,010,180)		1,447,409,083

	Shares	Value
Short-Term Investment 10.4%
Affiliated Investment Company 10.4%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	167,345,438	$ 167,345,438
Total Short-Term Investment (Cost $167,345,438)	10.4%	167,345,438
Total Investments (Cost $1,491,355,618)	99.9%	1,614,754,521
Other Assets, Less Liabilities	0.1	1,563,351
Net Assets	100.0%	$ 1,616,317,872

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2022, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of March 31, 2022.
Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.45%	12/2/22	Daily	7,808	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.35%	12/2/22	Daily	986	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	5,432	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(50,080)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF plus 0.60%	12/2/22	Daily	32,681	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	34,159	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.10%	12/2/22	Daily	(48,873)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	98,996	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	8,587	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	20,347	—
						$ —

1.	As of March 31, 2022, cash in the amount $3,664,039 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of March 31, 2022.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,242,346,141	$ —	$ —	$ 1,242,346,141
Fixed Income Funds	205,062,942	—	—	205,062,942
Total Affiliated Investment Companies	1,447,409,083	—	—	1,447,409,083
Short-Term Investment
Affiliated Investment Company	167,345,438	—	—	167,345,438
Total Investments in Securities	$ 1,614,754,521	$ —	$ —	$ 1,614,754,521

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 133.6%
Asset-Backed Securities 7.9%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
0.777% (1 Month LIBOR + 0.32%), due 5/25/36 (a)	$ 294,543	$ 89,198
Countrywide Asset-Backed Certificates
Series 2007-8, Class 1A1
0.647% (1 Month LIBOR + 0.19%), due 11/25/37 (a)	1,518,988	1,453,335
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
1.077% (1 Month LIBOR + 0.62%), due 1/25/32 (a)	581,677	565,171
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
0.677% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)	874,303	657,573
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
0.577% (1 Month LIBOR + 0.12%), due 12/25/36 (a)	447,306	391,116
GSAA Home Equity Trust
Series 2006-17, Class A3A
0.937% (1 Month LIBOR + 0.48%), due 11/25/36 (a)	1,060,736	468,926
Home Equity Asset Trust
Series 2005-8, Class M2
1.132% (1 Month LIBOR + 0.675%), due 2/25/36 (a)	269,633	266,389
Lehman XS Trust
Series 2007-20N, Class A1
1.607% (1 Month LIBOR + 1.15%), due 12/25/37 (a)	32,681	34,525
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
0.577% (1 Month LIBOR + 0.12%), due 8/25/36 (a)	234,145	111,545
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
0.607% (1 Month LIBOR + 0.15%), due 10/25/36 (a)	115,698	45,489
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
1.237% (1 Month LIBOR + 0.78%), due 1/25/35 (a)	144,939	143,173
New Century Home Equity Loan Trust
Series 2004-4, Class M1
1.222% (1 Month LIBOR + 0.765%), due 2/25/35 (a)	58,296	56,921
Option One Mortgage Loan Trust
Series 2006-1, Class M1
0.997% (1 Month LIBOR + 0.54%), due 1/25/36 (a)	1,200,000	1,165,524
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
1.327% (1 Month LIBOR + 0.87%), due 2/25/36 (a)	1,238,000	1,197,060
RASC Trust (a)
Series 2006-KS6, Class A4
0.707% (1 Month LIBOR + 0.25%), due 8/25/36	62,282	62,068
Series 2006-EMX4, Class A4
0.917% (1 Month LIBOR + 0.23%), due 6/25/36	535,066	519,951

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
RASC Trust (a)
Series 2005-KS8, Class M4
1.342% (1 Month LIBOR + 0.59%), due 8/25/35	$ 199,519	$ 199,225
Series 2005-EMX1, Class M2
1.552% (1 Month LIBOR + 1.095%), due 3/25/35	631,322	620,913
Saxon Asset Securities Trust
Series 2007-3, Class 1A
0.767% (1 Month LIBOR + 0.31%), due 9/25/37 (a)	115,657	112,626
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
0.757% (1 Month LIBOR + 0.30%), due 7/25/36	348,031	178,717
Series 2006-HE1, Class A2C
0.777% (1 Month LIBOR + 0.32%), due 7/25/36	564,370	242,276
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
0.637% (1 Month LIBOR + 0.18%), due 7/25/37	175,758	164,738
Series 2007-OPT1, Class 1A1
0.657% (1 Month LIBOR + 0.20%), due 6/25/37	285,690	222,483
		8,968,942
Other Asset-Backed Securities 6.3%
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
1.399% (3 Month LIBOR + 1.14%), due 7/22/32 (a)(b)	300,000	298,158
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
1.291% (3 Month LIBOR + 1.05%), due 7/15/30 (a)(b)	500,000	497,939
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
1.381% (3 Month LIBOR + 1.14%), due 7/15/32 (a)(b)	300,000	298,702
Apidos CLO XXVI
Series 2017-26A, Class A1AR
1.141% (3 Month LIBOR + 0.90%), due 7/18/29 (a)(b)	800,000	797,393
Apidos CLO XXVII
Series 2017-27A, Class A1R
1.171% (3 Month LIBOR + 0.93%), due 7/17/30 (a)(b)	600,000	596,524
ARES European CLO X DAC
Series 10A, Class AR
0.78% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	EUR 1,100,000	1,206,661
ARES XL CLO Ltd.
Series 2016-40A, Class A1RR
1.111% (3 Month LIBOR + 0.87%), due 1/15/29 (a)(b)	$ 1,230,928	1,228,834
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
1.391% (3 Month LIBOR + 1.15%), due 1/16/30 (a)(b)	1,200,000	1,194,925
Atrium XII
Series 12A, Class AR
1.089% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)	268,196	267,372

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
1.271% (3 Month LIBOR + 1.03%), due 1/17/32 (a)(b)	$ 300,000	$ 297,286
Black Diamond CLO Designated Activity Co.
Series 2015-1A, Class A1R
0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR 52,787	58,402
Black Diamond CLO Ltd.
Series 2017-2A, Class A1
0.86% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	1,000,000	1,100,028
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
0.91% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,204,442
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
1.409% (3 Month LIBOR + 0.95%), due 8/14/30 (a)(b)	$ 600,000	596,314
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
0.75% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 1,000,000	1,096,395
Carlyle US CLO Ltd.
Series 2017-1A, Class A1R
1.254% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	$ 700,000	693,940
CIFC Funding 2017-IV Ltd.
Series 2017-4A, Class A1R
1.209% (3 Month LIBOR + 0.95%), due 10/24/30 (a)(b)	400,000	397,399
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
1.284% (3 Month LIBOR + 1.03%), due 4/20/30 (a)(b)	300,000	298,470
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
0.86% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 500,000	548,329
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
1.177% (3 Month LIBOR + 1.09%), due 7/15/31 (a)(b)	$ 400,000	397,431
Jubilee CLO DAC
Series 2015-16A, Class A1R
0.298% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR 1,378,313	1,515,212
KVK CLO Ltd.
Series 2013-1A, Class AR
1.138% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)	$ 174,776	174,730
LCM 30 Ltd.
Series 30A, Class AR
1.334% (3 Month LIBOR + 1.08%), due 4/20/31 (a)(b)	1,350,000	1,339,143
LCM XIII LP
Series 13A, Class AR3
1.118% (3 Month LIBOR + 0.87%), due 7/19/27 (a)(b)	1,517,211	1,513,068
LCM XV LP
Series 15A, Class AR2
1.254% (3 Month LIBOR + 1.00%), due 7/20/30 (a)(b)	400,000	397,662

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
LCM XXV Ltd.
Series 25A, Class AR
1.375% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	$ 1,500,000	$ 1,496,431
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2
1.386% (3 Month LIBOR + 0.88%), due 11/15/28 (a)(b)	397,595	395,508
Man GLG Euro CLO II DAC
Series 2A, Class A1R
0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	EUR 172,943	190,613
Marathon CLO V Ltd.
Series 2013-5A, Class A1R
1.35% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)	$ 217,944	217,724
MidOcean Credit CLO II
Series 2013-2A, Class ARR
1.329% (3 Month LIBOR + 1.03%), due 1/29/30 (a)(b)	300,000	298,795
MP CLO VII Ltd.
Series 2015-1A, Class AR3
1.131% (3 Month LIBOR + 0.89%), due 10/18/28 (a)(b)	492,265	489,846
OSD CLO Ltd.
Series 2021-23A, Class A
1.835% (3 Month LIBOR + 0.87%), due 4/17/31 (a)(b)	1,300,000	1,287,928
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
1.221% (3 Month LIBOR + 0.98%), due 10/17/29 (a)(b)	397,426	395,992
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
1.414% (3 Month LIBOR + 1.16%), due 7/20/32 (a)(b)	200,000	198,716
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
0.928% (3 Month LIBOR + 0.80%), due 10/15/29	500,000	497,635
Series 2021-3A, Class A1
1.054% (3 Month LIBOR + 0.80%), due 7/20/29	1,227,437	1,223,585
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
1.379% (3 Month LIBOR + 1.12%), due 7/24/32 (a)(b)	1,700,000	1,687,876
Romark CLO Ltd.
Series 2017-1A, Class A1R
1.289% (3 Month LIBOR + 1.03%), due 10/23/30 (a)(b)	400,000	397,040
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
1.341% (3 Month LIBOR + 1.14%), due 8/13/31 (a)(b)	300,000	297,676
SLM Student Loan Trust
Series 2004-3A, Class A6B
0.808% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)	389,226	379,295
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
1.464% (3 Month LIBOR + 1.21%), due 7/20/32 (a)(b)	500,000	495,901

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
1.249% (3 Month LIBOR + 0.99%), due 1/23/29 (a)(b)	$ 903,281	$ 902,045
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
1.159% (3 Month LIBOR + 0.90%), due 1/23/29 (a)(b)	1,032,930	1,027,126
Stratus CLO Ltd.
Series 2021-3A, Class A
1.043% (3 Month LIBOR + 0.95%), due 12/29/29 (a)(b)	400,000	398,345
Symphony CLO XIV Ltd.
Series 2014-14A, Class AR
1.188% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)	62,072	62,051
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
1.321% (3 Month LIBOR + 1.08%), due 4/15/31 (a)(b)	300,000	297,302
Trinitas Euro CLO II DAC
Series 2A, Class A
1.55% (3 Month EURIBOR + 1.55%), due 8/15/33 (a)(b)	EUR 238,121	263,421
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
1.384% (3 Month LIBOR + 1.13%), due 4/20/32 (a)(b)	$ 600,000	595,309
Venture XXI CLO Ltd.
Series 2015-21A, Class AR
1.121% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)	280,483	280,301
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
1.154% (3 Month LIBOR + 0.90%), due 10/20/28 (a)(b)	358,094	356,908
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
1.878% (3 Month LIBOR + 0.95%), due 6/20/29 (a)(b)	894,624	892,251
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
1.374% (3 Month LIBOR + 1.12%), due 7/20/32 (a)(b)	400,000	395,663
Voya CLO
Series 2017-2A, Class A1R
1.221% (3 Month LIBOR + 0.98%), due 6/7/30 (a)(b)	300,000	298,808
Voya CLO Ltd.
Series 2017-1A, Class A1R
1.191% (3 Month LIBOR + 0.95%), due 4/17/30 (a)(b)	1,000,000	994,026
		34,728,876
Total Asset-Backed Securities (Cost $44,546,815)		43,697,818
Corporate Bonds 5.5%
Auto Manufacturers 0.0% ‡
Nissan Motor Acceptance Co. LLC
2.65%, due 7/13/22 (b)	200,000	200,343

	Principal Amount	Value
Corporate Bonds
Banks 2.6%
Banco Bilbao Vizcaya Argentaria SA
Series Reg S
5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(c)	EUR 400,000	$ 456,881
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	$ 190,000	191,862
Credit Suisse Group Funding Guernsey Ltd.
3.80%, due 9/15/22	300,000	303,090
ING Bank NV
2.625%, due 12/5/22 (b)	400,000	401,882
Lloyds Banking Group plc
Series Reg S
4.947% (5 Month EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(c)	EUR 200,000	228,109
NatWest Group plc
2.516% (3 Month LIBOR + 1.55%), due 6/25/24 (a)	$ 300,000	302,679
4.519%, due 6/25/24 (d)	200,000	203,012
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 12,694,058	1,625,906
Series Reg S
1.00%, due 10/1/50	45,421,501	5,876,877
Series Reg S
1.00%, due 10/1/53	499,432	62,577
Series Reg S
1.00%, due 10/1/53	2,084,022	267,317
Series Reg S
1.50%, due 10/1/53	8,068,881	1,061,995
Series Reg S
1.50%, due 10/1/53	10,841,626	1,453,134
Series 01E
1.50%, due 10/1/53	99,953	12,784
Series Reg S
2.00%, due 10/1/53	299,910	40,365
Series Reg S
2.00%, due 10/1/53	500,000	68,968
Series 01E
2.50%, due 10/1/47	1,797	270
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	1,910,448
		14,468,156
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	52,000	52,903
Commercial Services 0.0% ‡
RELX Capital, Inc.
3.50%, due 3/16/23	100,000	100,857

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.0% ‡
Toyota Tsusho Corp.
3.625%, due 9/13/23	$ 200,000	$ 202,463
Diversified Financial Services 2.4%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	66,000	58,301
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,485,599	318,366
Series Reg S
1.00%, due 10/1/50	16,234,192	2,106,502
Series CCE
1.00%, due 10/1/53	6,652,954	833,586
Series CCE
1.50%, due 10/1/53	1,692,952	226,596
Series CCE
1.50%, due 10/1/53	1,996,715	263,171
Series 111E
2.50%, due 10/1/47	4,786	718
Mitsubishi HC Capital, Inc.
2.652%, due 9/19/22 (b)	$ 200,000	200,326
Nordea Kredit Realkreditaktieselskab
Series CC2
0.50%, due 10/1/43	DKK 953,505	121,952
Series Reg S
1.00%, due 10/1/50	11,283,074	1,468,254
Series CC2
1.00%, due 10/1/53	198,514	25,463
1.50%, due 10/1/53	10,599,975	1,397,098
Series CC2
1.50%, due 10/1/53	2,689,255	359,948
1.50%, due 10/1/53	500,000	63,949
2.00%, due 10/1/53 (b)	400,000	55,249
Series CC2
2.50%, due 10/1/47	2,070	311
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/50	16,268,088	2,110,901
Series Reg S
1.00%, due 10/1/53	19,073,827	2,389,866
Series Reg S
1.00%, due 10/1/53	1,488,675	190,399
Series Reg S
1.50%, due 10/1/53	3,086,001	413,052
Series Reg S
1.50%, due 10/1/53	1,498,619	197,521

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Realkredit Danmark A/S
Series 28S
2.00%, due 10/1/53	DKK 1,699,385	$ 228,721
Series 23S
2.50%, due 4/1/47	9,507	1,423
		13,031,673
Food 0.1%
Conagra Brands, Inc.
3.25%, due 9/15/22	$ 200,000	201,261
Danone SA
3.00%, due 6/15/22 (b)	200,000	200,568
		401,829
Home Builders 0.0% ‡
DR Horton, Inc.
5.75%, due 8/15/23 (e)	100,000	103,565
Home Furnishings 0.2%
Panasonic Holdings Corp.
2.536%, due 7/19/22 (b)	800,000	801,077
Media 0.1%
Charter Communications Operating LLC
4.464%, due 7/23/22	600,000	602,200
Oil & Gas 0.1%
Petrobras Global Finance BV
5.093%, due 1/15/30	543,000	542,327
Pharmaceuticals 0.0% ‡
Cigna Corp.
3.75%, due 7/15/23	73,000	74,066
Total Corporate Bonds (Cost $34,706,962)		30,581,459
Foreign Government Bonds 9.1%
Argentina 0.0% ‡
Argentine Republic Government Bond (g)
Series PR15
34.191%, due 10/4/22 (f)	ARS 1,756	7
39.551% (BADLARPP + 2.00%), due 4/3/22 (a)	2,854,000	25,755
		25,762

	Principal Amount	Value
Foreign Government Bonds
Australia 0.3%
Australia Government Bond
Series Reg S
3.00%, due 9/20/25 (h)	AUD 1,891,235	$ 1,591,595
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (h)	CAD 992,646	970,358
France 1.4%
France Government Bond (h)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,252,458	4,026,593
Series Reg S
0.10%, due 7/25/31 (b)	1,471,134	1,924,799
Series Reg S
0.25%, due 7/25/24	1,453,803	1,773,696
		7,725,088
Italy 4.3%
Italy Buoni Poliennali Del Tesoro (b)(h)
Series Reg S
0.10%, due 5/15/33	3,377,088	3,881,230
Series Reg S
0.40%, due 5/15/30	4,581,392	5,497,773
Series Reg S
1.40%, due 5/26/25	11,848,335	14,250,092
		23,629,095
Japan 0.7%
Japan Government CPI Linked Bond (h)
0.005%, due 3/10/31	JPY 79,140,800	688,435
0.10%, due 3/10/28	196,990,200	1,708,090
0.10%, due 3/10/29	181,746,000	1,581,134
		3,977,659
New Zealand 0.5%
New Zealand Government Inflation Linked Bond (h)
Series Reg S
2.00%, due 9/20/25	NZD 2,117,340	1,561,444
Series Reg S
2.50%, due 9/20/35	918,560	746,781
Series Reg S
3.00%, due 9/20/30	583,050	473,094
		2,781,319

	Principal Amount	Value
Foreign Government Bonds
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,300,000	$ 342,418
6.15%, due 8/12/32	2,200,000	575,959
		918,377
Qatar 0.0% ‡
Qatar Government Bond
Series Reg S
3.875%, due 4/23/23	$ 300,000	305,244
United Kingdom 1.5%
United Kingdom Gilt Inflation Linked (h)
Series Reg S
0.125%, due 3/22/24	GBP 3,407,404	4,927,420
Series Reg S
1.875%, due 11/22/22	2,626,160	3,712,127
		8,639,547
Total Foreign Government Bonds (Cost $50,707,433)		50,564,044
Mortgage-Backed Securities 4.6%
Agency (Collateralized Mortgage Obligations) 3.3%
FHLMC
REMIC, Series 4779, Class WF
0.456% (1 Month LIBOR + 0.35%), due 7/15/44 (a)	$ 198,530	197,494
FHLMC, STRIPS
Series 278, Class F1
0.847% (1 Month LIBOR + 0.45%), due 9/15/42 (a)	195,101	194,172
GNMA (a)
REMIC, Series 2018-H15, Class FG
0.382% (12 Month LIBOR + 0.15%), due 8/20/68	391,605	382,738
REMIC, Series 2017-H10, Class FB
1.029% (12 Month LIBOR + 0.75%), due 4/20/67	240,672	239,601
UMBS, Single Family, 30 Year (i)
3.50%, due 6/25/52 TBA	11,800,000	11,749,162
4.00%, due 5/25/52 TBA	5,480,000	5,572,221
		18,335,388
Collateralized Debt Obligations (Commercial Real Estate Collateralized Debt Obligations) 0.4%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class A
1.50% (SOFR 30A + 1.45%), due 1/15/37 (a)(b)	1,400,000	1,392,673
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
1.60% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	600,000	600,039
		1,992,712

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0% ‡
AREIT Trust
Series 2020-CRE4, Class A
2.784% (SOFR 30A + 2.734%), due 4/15/37 (a)(b)	$ 61,393	$ 61,235
Whole Loan (Collateralized Mortgage Obligations) 0.9%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	29,614	21,112
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	565,195	296,654
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	27,555	18,380
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.218%, due 3/25/37 (j)	187,636	181,147
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	150,408	146,767
Eurosail-UK plc (a)
Series Reg S, Class A3A
1.972% (3 Month Sterling LIBOR + 0.95%), due 6/13/45	GBP 116,835	152,606
Series Reg S, Class A3C
1.972% (3 Month Sterling LIBOR + 0.95%), due 6/13/45	31,151	40,689
Series 2007-3A, Class A3C
1.972% (3 Month Sterling LIBOR + 0.95%), due 6/13/45 (b)	31,151	40,689
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
0.817% (1 Month LIBOR + 0.36%), due 9/25/46 (a)	$ 68,931	66,263
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
0.937% (1 Month LIBOR + 0.48%), due 7/25/35	105,267	101,723
Series 2005-AR14, Class 1A1A
1.017% (1 Month LIBOR + 0.56%), due 7/25/35	767,561	602,302
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
2.791%, due 7/25/35 (j)	151,434	92,600
New Residential Mortgage Loan Trust (b)(f)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	244,765	239,299
Series 2018-3A, Class A1
4.50%, due 5/25/58	139,377	142,409
OBX Trust
Series 2018-1, Class A2
1.107% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)	31,907	31,512

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
2.257% (1 Month LIBOR + 1.80%), due 4/25/35 (a)	$ 100,000	$ 100,504
RALI Trust
Series 2006-QH1, Class A1
0.837% (1 Month LIBOR + 0.38%), due 12/25/36 (a)	820,647	772,542
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	223,127	112,416
Residential Mortgage Securities 32 plc
Series 32A, Class A
1.874% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 154,890	204,361
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
1.077% (1 Month LIBOR + 0.62%), due 6/25/44 (a)	$ 475,000	458,767
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
1.586% (SONIA3M IR + 1.144%), due 10/20/51 (a)(b)	GBP 735,932	968,350
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
0.777% (1 Month LIBOR + 0.32%), due 2/25/37 (a)	$ 419,149	377,488
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	36,229	30,898
		5,199,478
Total Mortgage-Backed Securities (Cost $26,099,971)		25,588,813
U.S. Government & Federal Agencies 106.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.0% ‡
UMBS, 30 Year
2.00%, due 3/1/52	199,339	185,180
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
FNMA (a)
1.341% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	142,290	144,841
2.424% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	178,283	186,443
4.009% (14th District Cost of Funds Index + 1.93%), due 12/1/36	101,670	108,486
		439,770
United States Treasury Bonds 0.3%
U.S. Treasury Bonds
1.625%, due 11/15/50	2,080,000	1,704,463
United States Treasury Inflation - Indexed Notes 106.0%
U.S. Treasury Inflation Linked Bonds (h)
0.125%, due 2/15/51	5,302,211	5,422,132

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Bonds (h)
0.125%, due 2/15/52	$ 1,817,928	$ 1,882,905
0.25%, due 2/15/50	2,821,385	2,959,203
0.625%, due 2/15/43	2,176,691	2,426,755
0.75%, due 2/15/42	6,507,323	7,430,168
0.75%, due 2/15/45	7,091,944	8,133,296
0.875%, due 2/15/47	13,560,486	16,216,434
1.00%, due 2/15/46	7,819,430	9,507,480
1.00%, due 2/15/48	2,859,396	3,545,707
1.00%, due 2/15/49	3,407,704	4,256,768
1.375%, due 2/15/44	17,962,403	23,005,908
1.75%, due 1/15/28	15,599,640	17,858,542
2.00%, due 1/15/26	6,569,820	7,361,278
2.125%, due 2/15/40	4,500,664	6,360,177
2.125%, due 2/15/41	7,099,580	10,026,909
2.375%, due 1/15/25	13,558,008	15,048,329
2.375%, due 1/15/27	27,883	32,345
2.50%, due 1/15/29	6,848,633	8,342,089
3.375%, due 4/15/32	517,945	730,424
U.S. Treasury Inflation Linked Notes (h)
0.125%, due 4/15/22	11,680,715	11,725,430
0.125%, due 7/15/22 (k)	4,672,701	4,800,652
0.125%, due 1/15/23 (l)	26,836,855	27,773,000
0.125%, due 10/15/24	13,369,004	13,984,187
0.125%, due 4/15/25	8,489,910	8,873,946
0.125%, due 10/15/25 (k)	866,840	908,607
0.125%, due 4/15/26	4,556,255	4,762,354
0.125%, due 7/15/26	10,098,755	10,614,344
0.125%, due 10/15/26 (m)	27,676,603	29,091,785
0.125%, due 1/15/30	18,860,865	19,907,790
0.125%, due 7/15/30	12,193,747	12,930,612
0.125%, due 1/15/31	15,379,627	16,275,671
0.125%, due 7/15/31	33,986,952	36,144,991
0.125%, due 1/15/32	11,663,645	12,403,785
0.25%, due 1/15/25	12,582,306	13,194,465
0.25%, due 7/15/29	18,729,005	19,992,481
0.375%, due 7/15/23	6,924,886	7,268,696
0.375%, due 1/15/27	15,572,848	16,504,786
0.375%, due 7/15/27	19,101,865	20,344,605
0.50%, due 4/15/24	23,654,783	24,861,546
0.50%, due 1/15/28	17,794,401	19,033,754
0.625%, due 4/15/23	28,681,586	29,903,914
0.625%, due 1/15/24	23,527,463	24,744,734
0.625%, due 1/15/26	10,921,213	11,642,824
0.75%, due 7/15/28	17,931,840	19,610,149
0.875%, due 1/15/29	18,138,081	20,025,221
		587,871,178

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Note 0.1%
U.S. Treasury Notes
1.75%, due 12/31/24 (k)	$ 330,000	$ 323,374
Total U.S. Government & Federal Agencies (Cost $569,079,017)		590,523,965
Total Long-Term Bonds (Cost $725,140,198)		740,956,099

	Shares
Short-Term Investment 0.0% ‡
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.195% (n)(o)	91,590	91,590
Total Short-Term Investment (Cost $91,590)		91,590
Total Investments, Before Investments Sold Short (Cost $725,231,788)	133.6%	741,047,689

	Principal Amount
Short-Term Investment Sold Short (5.3)%
Reverse Repurchase Agreement (5.3)%
U.S. Treasury 0.25%, dated 3/31/22 due 4/1/22 Proceeds at Maturity $(29,321,611) (Collateralized by United States Treasury Inflation Protected Bond with a rate of 0.125% and maturity date of 10/15/2026, with a Principal Amount of $26,900,000 and a Market Value of $29,201,737)	$ (29,321,000)	(29,321,000)
Total Short-Term Investment Sold Short (Proceeds $(29,321,000))		(29,321,000)
Total Investments Excluding Purchased Options (Cost $695,910,788)	128.3%	711,726,689
Total Purchased Options (Cost $165,396)	0.1%	372,177
Total Investments, Net of Investments Sold Short (Cost $696,076,184)	128.4%	712,098,866
Other Assets, Less Liabilities	(28.4)	(157,651,004)
Net Assets	100.0%	$ 554,447,862

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of March 31, 2022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Fixed to floating rate—Rate shown was the rate in effect as of March 31, 2022.
(e)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $89,066. The Portfolio received cash collateral with a value of $91,590.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of March 31, 2022.
(g)	Illiquid security—As of March 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $25,762, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(h)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2022, the total net market value was $17,321,383, which represented 3.1% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2022.
(k)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap and foreign currency forward contracts.
(l)	Delayed delivery security.
(m)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for open reverse repurchase agreements.
(n)	Current yield as of March 31, 2022.
(o)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of March 31, 2022, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,946,000	USD	1,415,898	Morgan Stanley & Co. International	4/4/22	$ 40,294
DKK	75,627,831	USD	11,187,549	Morgan Stanley & Co. International	4/1/22	59,730
EUR	826,000	USD	906,485	Bank of America N.A.	4/4/22	7,278
EUR	530,000	USD	583,077	Bank of America N.A.	4/4/22	3,236
EUR	297,000	USD	328,502	Bank of America N.A.	4/4/22	54
EUR	407,000	USD	447,239	Bank of America N.A.	4/4/22	3,005
EUR	584,000	USD	644,542	JPMorgan Chase Bank N.A.	4/4/22	1,508
EUR	348,000	USD	383,064	JPMorgan Chase Bank N.A.	4/4/22	1,911
GBP	484,000	USD	630,983	Morgan Stanley & Co. International	4/4/22	4,823
NOK	26,320,000	USD	2,957,804	Morgan Stanley & Co. International	5/18/22	30,514
PEN	384,371	USD	103,395	Bank of America N.A.*	4/11/22	1,042
PEN	384,371	USD	102,027	Morgan Stanley & Co.*	8/8/22	1,219
USD	4,316,440	DKK	27,327,382	Bank of America N.A.	4/1/22	252,345
USD	378,176	DKK	2,425,000	Bank of America N.A.	4/1/22	17,533
USD	152,071	DKK	970,000	Bank of America N.A.	4/1/22	7,814
USD	238,521	DKK	1,520,000	Bank of America N.A.	4/1/22	12,468
USD	148,595	DKK	955,000	Bank of America N.A.	4/1/22	6,568
USD	446,978	DKK	2,865,000	Bank of America N.A.	4/1/22	20,898
USD	300,288	DKK	1,920,000	Bank of America N.A.	4/1/22	14,747
USD	514,981	DKK	3,335,000	Bank of America N.A.	4/1/22	19,004
USD	170,993	DKK	1,130,000	Bank of America N.A.	4/1/22	2,941
USD	507,733	DKK	3,335,000	Bank of America N.A.	4/1/22	11,756
USD	596,855	DKK	3,920,000	Bank of America N.A.	4/1/22	13,877
USD	972,846	DKK	6,345,000	Bank of America N.A.	4/1/22	29,225
USD	985,611	DKK	6,445,000	Bank of America N.A.	4/1/22	27,118
USD	336,842	DKK	2,210,000	Bank of America N.A.	4/1/22	8,174
USD	206,609	DKK	1,360,000	Bank of America N.A.	4/1/22	4,352
USD	209,228	DKK	1,340,000	JPMorgan Chase Bank N.A.	4/1/22	9,945
USD	359,231	DKK	2,360,000	JPMorgan Chase Bank N.A.	4/1/22	8,255
USD	6,200,613	DKK	39,238,223	Morgan Stanley & Co. International	4/1/22	365,152
USD	6,681,248	DKK	42,378,956	Morgan Stanley & Co. International	4/1/22	378,701
USD	1,296,509	DKK	8,330,000	Morgan Stanley & Co. International	4/1/22	57,681
USD	288,686	DKK	1,850,000	Morgan Stanley & Co. International	4/1/22	13,557
USD	381,267	DKK	2,445,000	Morgan Stanley & Co. International	4/1/22	17,649
USD	153,281	DKK	980,000	Morgan Stanley & Co. International	4/1/22	7,537
USD	504,221	DKK	3,260,000	Morgan Stanley & Co. International	4/1/22	19,398
USD	133,552	DKK	875,000	Morgan Stanley & Co. International	4/1/22	3,424
USD	338,441	DKK	2,235,000	Morgan Stanley & Co. International	4/1/22	6,055
USD	338,457	DKK	2,215,000	Morgan Stanley & Co. International	4/1/22	9,045
USD	350,126	DKK	2,295,000	Morgan Stanley & Co. International	4/1/22	8,816
USD	120,005	DKK	790,000	Morgan Stanley & Co. International	4/1/22	2,517
USD	441,987	DKK	2,965,000	Morgan Stanley & Co. International	4/1/22	1,036
USD	2,300,814	DKK	15,365,000	Morgan Stanley & Co. International	7/1/22	7,672
USD	1,071,529	EUR	958,000	JPMorgan Chase Bank N.A.	4/4/22	11,741
USD	1,335,034	EUR	1,203,000	JPMorgan Chase Bank N.A.	4/4/22	4,215
USD	37,449,385	EUR	33,362,000	Morgan Stanley & Co. International	4/4/22	542,673
USD	37,904,781	EUR	34,010,000	Morgan Stanley & Co. International	5/3/22	249,092
USD	516,662	GBP	388,000	Bank of America N.A.	4/4/22	6,966
USD	10,293,920	GBP	7,820,000	Bank of America N.A.	5/4/22	23,147
USD	452,077	GBP	338,000	Morgan Stanley & Co. International	4/4/22	8,063
USD	10,764,646	GBP	8,037,000	Morgan Stanley & Co. International	4/4/22	206,841
USD	7,826,133	JPY	898,365,720	Morgan Stanley & Co. International	4/4/22	446,753
USD	598,679	JPY	68,700,000	Morgan Stanley & Co. International	4/4/22	34,362
USD	3,050,508	NOK	26,450,000	Bank of America N.A.	5/18/22	47,431
USD	5,771,002	NZD	8,327,000	Bank of America N.A.	5/3/22	2,539
Total Unrealized Appreciation						3,103,697

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	3,545,000	USD	539,627	Bank of America N.A.	4/1/22	$ (12,419)
DKK	3,415,000	USD	533,543	Morgan Stanley & Co. International	4/1/22	(25,668)
DKK	2,360,000	USD	369,975	Morgan Stanley & Co. International	4/1/22	(18,999)
DKK	8,020,000	USD	1,206,277	Morgan Stanley & Co. International	4/1/22	(13,552)
EUR	716,000	USD	794,279	Bank of America N.A.	4/4/22	(2,204)
EUR	455,000	USD	505,486	Morgan Stanley & Co. International	5/3/22	(1,712)
GBP	459,000	USD	614,979	Bank of America N.A.	4/4/22	(12,013)
JPY	95,300,000	USD	787,861	Bank of America N.A.	4/4/22	(5,045)
JPY	146,400,000	USD	1,203,512	Bank of America N.A.	4/4/22	(949)
JPY	145,100,000	USD	1,217,347	JPMorgan Chase Bank N.A.	4/4/22	(25,463)
USD	3,880,217	CAD	4,920,000	Bank of America N.A.	4/4/22	(55,310)
USD	11,187,549	DKK	75,346,464	Morgan Stanley & Co. International	7/1/22	(57,500)
USD	9,634,505	DKK	65,063,498	Morgan Stanley & Co. International	7/1/22	(75,867)
USD	961,729	EUR	887,000	Bank of America N.A.	4/4/22	(19,515)
USD	1,433,770	EUR	1,308,000	JPMorgan Chase Bank N.A.	4/4/22	(13,205)
USD	5,587,958	NZD	8,327,000	Morgan Stanley & Co. International	4/4/22	(183,069)
USD	1,049,827	PEN	4,228,387	Bank of America N.A.*	7/25/22	(87,581)
USD	103,191	PEN	384,371	Morgan Stanley & Co.*	4/11/22	(1,247)
Total Unrealized Depreciation						(611,318)
Net Unrealized Appreciation						$ 2,492,379

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
1.	As of March 31, 2022, cash collateral of $1,773,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of March 31, 2022, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro Euribor	205	March 2023	$ 56,856,248	$ 56,295,611	$ (560,637)
Long Gilt	47	June 2022	7,517,332	7,484,928	(32,404)
U.S. Treasury 5 Year Notes	237	June 2022	27,910,771	27,180,938	(729,833)
Total Long Contracts					(1,322,874)
Short Contracts
Australia 3 Year Bond	(13)	June 2022	(1,086,710)	(1,068,981)	17,729
Australia 10 Year Bonds	(7)	June 2022	(691,068)	(663,893)	27,175
Euro-Bobl	(152)	June 2022	(21,990,644)	(21,667,809)	322,835
Euro-BTP	(57)	June 2022	(7,078,136)	(6,997,352)	80,784
Euro-BTP	(87)	June 2022	(13,890,806)	(13,311,473)	579,333
Euro-Bund	(76)	June 2022	(13,418,610)	(13,339,339)	79,271
Euro-Buxl	(36)	June 2022	(7,720,880)	(7,415,415)	305,465
Euro-OAT	(13)	June 2022	(2,222,527)	(2,178,903)	43,624
Euro-Schatz	(555)	June 2022	(68,459,492)	(67,987,830)	471,662
Japan 10 Year Bonds	(3)	June 2022	(3,712,012)	(3,689,009)	23,003
U.S. Treasury 2 Year Notes	(58)	June 2022	(12,302,496)	(12,291,469)	11,027
U.S. Treasury 10 Year Notes	(443)	June 2022	(55,531,550)	(54,433,625)	1,097,925
U.S. Treasury 10 Year Ultra Bonds	(102)	June 2022	(14,178,890)	(13,817,813)	361,077
U.S. Treasury Long Bonds	(59)	June 2022	(9,122,329)	(8,853,687)	268,642

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	(9)	June 2022	$ (1,658,237)	$ (1,594,125)	$ 64,112
Total Short Contracts					3,753,664
Net Unrealized Appreciation					$ 2,430,790

1.	As of March 31, 2022, cash in the amount of $1,743,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2022.
Purchased Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-U.S. Treasury 5 Year Notes	Barclays Capital, Inc.	$ 102.00	4/22/22	237	$ 237	$ 2,157	$ 237

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Euro-Schatz	Barclays Capital, Inc.	$ 115.20	5/20/22	366	EUR 366	$ 2,373	$ 2,024
Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Morgan Stanley & Co., LLC	$ 1.43	1/31/23	11,500,000	$ 11,500,000	$ 58,757	$ 15,899

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.19	11/2/22	1,400,000	EUR 1,400,000	$ 102,109	$ 354,017
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	300,000	$ (300,000)	$ (443)	$ (25,482)
Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-Euro-Bobl	Barclays Capital, Inc.	$ 131.50	4/22/22	(36)	EUR (36)	$ (17,145)	$ (108,125)

Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$ 100.41	4/6/22	(400,000)	$ (400,000)	$ (1,250)	$ (10,253)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.91	5/5/22	(200,000)	(200,000)	(1,063)	(3,342)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.76	5/5/22	(100,000)	(100,000)	(531)	(1,565)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.10	5/5/22	(100,000)	(100,000)	(531)	(1,810)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	97.62	6/6/22	(300,000)	(300,000)	(1,781)	(3,773)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	96.41	6/6/22	(700,000)	(700,000)	(4,348)	(5,470)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.63	6/6/22	(300,000)	(300,000)	(1,734)	—
						$(11,238)	$(26,213)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$ 98.62	5/5/22	(200,000)	$ (200,000)	$ (906)	$ (132)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.47	5/5/22	(200,000)	(200,000)	(922)	(151)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.39	5/5/22	(100,000)	(100,000)	(461)	(81)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.62	6/6/22	(300,000)	(300,000)	(1,336)	(920)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.41	6/6/22	(700,000)	(700,000)	(3,719)	(4,844)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.62	6/6/22	(300,000)	(300,000)	(1,266)	—
						$(8,610)	$(6,128)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.10	11/2/22	(4,200,000)	EUR (4,200,000)	$ (101,882)	$ (581,325)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	0.90	4/20/22	(1,700,000)	$ (1,700,000)	(3,230)	(163)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	0.90	4/20/22	(3,100,000)	(3,100,000)	(4,030)	(297)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	0.95	4/20/22	(2,200,000)	(2,200,000)	(2,805)	(145)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	85.00	4/20/22	(2,300,000)	EUR (2,300,000)	(3,548)	(837)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	85.00	4/20/22	(900,000)	(900,000)	(1,215)	(328)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley Capital Services LLC	90.00	4/20/22	(1,100,000)	(1,100,000)	(1,290)	(328)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	90.00	5/18/22	(1,000,000)	(1,000,000)	(1,078)	(870)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	400.00	4/20/22	(300,000)	(300,000)	(1,452)	(391)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	425.00	4/20/22	(300,000)	(300,000)	(1,402)	(277)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	105.00	5/18/22	(2,300,000)	(2,300,000)	(3,681)	(1,385)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	110.00	6/15/22	(4,700,000)	(4,700,000)	(10,821)	(4,925)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	1.10	6/15/22	(2,000,000)	$ (2,000,000)	(4,140)	(999)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	1.20	6/15/22	(2,700,000)	(2,700,000)	(3,823)	(1,051)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	1.20	7/20/22	(800,000)	(800,000)	(1,208)	(699)
						$(145,605)	$(594,020)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-10-Year Interest Rate Swap	Morgan Stanley & Co., LLC	$ 1.58	1/31/23	(2,500,000)	$ (2,500,000)	$ (58,437)	$ (31,317)
Swap Contracts
As of March 31, 2022, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,000,000	JPY	9/20/27	Fixed 0.30%	1 day TONAR + 5.89%	Semi-Annually/Semi-Annually	$ (2,372)	$ (772)	$ 1,600
50,000,000	JPY	3/20/28	Fixed 0.30%	1 day TONAR + 5.89%	Semi-Annually/Semi-Annually	(9,026)	(2,639)	6,387
1,600,000	NZD	3/21/28	Fixed 3.25%	3 month Australian BBR	Semi-Annually/Quarterly	(104,347)	8,119	112,466
106,980,000	JPY	3/20/29	Fixed 0.45%	1 day TONAR + 5.89%	Semi-Annually/Semi-Annually	(32,041)	(13,847)	18,194
4,400,000	GBP	9/21/32	Fixed 0.75%	1 day SONIA	Annually/Annually	139,188	484,480	345,292
						$ (8,598)	$ 475,341	$ 483,939

As of March 31, 2022, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,500,000	EUR	5/15/22	Fixed 0.09%	1-Month EUR-CPI	At Maturity	$ 13,656	$ 183,904	$ 170,248
1,100,000	EUR	7/15/22	Fixed 0.33%	1-Month EUR-CPI	At Maturity	11,354	98,185	86,831
3,600,000	USD	3/8/23	1 Month USD-CPI	Fixed 5.033%	At Maturity	—	(21,389)	(21,389)
6,300,000	USD	3/21/23	1 Month USD-CPI	Fixed 5.47%	At Maturity	—	(1,424)	(1,424)
1,100,000	USD	4/27/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	9,723	82,777	73,054
510,000	USD	5/9/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	4,763	38,964	34,201
780,000	USD	5/10/23	Fixed 2.281%	1 Month USD-CPI	At Maturity	6,850	58,929	52,079
2,800,000	EUR	3/15/24	Fixed 1.03%	1 month FRCPI	At Maturity	(12,953)	207,720	220,673
1,400,000	GBP	3/15/24	Fixed 6.29%	1 Month UK RPI	At Maturity	—	4,909	4,909
2,200,000	GBP	9/15/24	1 Month UK RPI	Fixed 3.85%	At Maturity	89,355	(189,714)	(279,069)
1,000,000	GBP	1/15/25	1 Month UK RPI	Fixed 3.33%	At Maturity	1,001	(135,846)	(136,847)
3,100,000	GBP	8/15/25	1 Month UK RPI	Fixed 3.473%	At Maturity	(45,908)	(493,340)	(447,432)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	153,019	594,273	441,254
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	63,120	282,201	219,081
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	9,962	182,420	172,458
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	2,347	80,521	78,174
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	8,209	106,424	98,215
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	3,311	42,598	39,287
900,000	GBP	12/15/26	Fixed 4.735%	1 Month UK RPI	At Maturity	(11,472)	47,593	59,065
1,800,000	GBP	2/15/27	Fixed 4.626%	1 Month UK RPI	At Maturity	—	83,562	83,562
1,600,000	GBP	2/15/27	Fixed 4.615%	1 Month UK RPI	At Maturity	—	75,541	75,541
100,000	GBP	2/15/27	Fixed 4.626%	1 Month UK RPI	At Maturity	1,006	4,642	3,636
800,000	EUR	6/15/27	1-Month EUR-CPI	Fixed 1.36%	At Maturity	3,067	(112,794)	(115,861)
1,000,000	EUR	3/15/28	1-Month EUR-CPI	Fixed 1.535%	At Maturity	23,028	(128,783)	(151,811)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(8,206)	(76,529)	(68,323)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(5,834)	(51,101)	(45,267)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	22,219	22,219
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	33,134	33,134
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(203,726)	(450,605)	(246,879)
2,800,000	GBP	1/15/30	1 Month UK RPI	Fixed 3.39%	At Maturity	(68,893)	(633,131)	(564,238)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(280,236)	(492,418)	(212,182)
1,860,000	GBP	6/15/30	1 Month UK RPI	Fixed 3.40%	At Maturity	55,632	(378,834)	(434,466)
4,500,000	EUR	3/15/31	1-Month EUR-CPI	Fixed 1.38%	At Maturity	(137,658)	(914,721)	(777,063)
2,090,000	GBP	4/15/31	1 Month UK RPI	Fixed 3.75%	At Maturity	(23,528)	(452,198)	(428,670)
700,000	GBP	9/15/31	1 Month UK RPI	Fixed 4.066%	At Maturity	—	(95,101)	(95,101)
200,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	(11,056)	29,088	40,144
800,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.58%	At Maturity	(22,873)	(214,445)	(191,572)
600,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.566%	At Maturity	(19,585)	(163,006)	(143,421)
400,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.59%	At Maturity	(10,432)	3,223	13,655
100,000	EUR	3/15/52	1-Month EUR-CPI	Fixed 2.58%	At Maturity	—	—	—
						$ (402,957)	$ (2,742,552)	$ (2,339,595)
As of March 31, 2022, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ 1,078	$ 1,050	$ (28)
Barclays Bank plc 1.50%	12/20/2022	Sell	200	1.00%	Quarterly	944	1,145	201
						$2,022	$2,195	$173

1.	As of March 31, 2022, cash in the amount of $377,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2022.

Abbreviation(s):
ARS—Argentina Peso
AUD—Australia Dollar
BADLARPP—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BBR—Bank of England Base Rate
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
NOK—Norway Krone
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 43,697,818	$ —	$ 43,697,818
Corporate Bonds	—	30,581,459	—	30,581,459
Foreign Government Bonds	—	50,564,044	—	50,564,044
Mortgage-Backed Securities	—	25,588,813	—	25,588,813
U.S. Government & Federal Agencies	—	590,523,965	—	590,523,965
Total Long-Term Bonds	—	740,956,099	—	740,956,099
Short-Term Investment
Unaffiliated Investment Company	91,590	—	—	91,590
Total Investments in Securities	91,590	740,956,099	—	741,047,689
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	3,103,697	—	3,103,697
Futures Contracts (b)	3,753,664	—	—	3,753,664
Purchased Options	—	372,177	—	372,177
Interest Rate Swaps (b)	—	483,939	—	483,939
Credit Default Swaps (b)	—	201	—	201
Inflation Swap Contracts (b)	—	2,021,420	—	2,021,420
Total Other Financial Instruments	3,753,664	5,981,434	—	9,735,098
Total Investments in Securities and Other Financial Instruments	$ 3,845,254	$ 746,937,533	$ —	$ 750,782,787
Liability Valuation Inputs
Short-Term Investment Sold Short	$ —	$ (29,321,000)	$ —	$ (29,321,000)
Written Options	—	(791,285)	—	(791,285)
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	(611,318)	—	(611,318)
Futures Contracts	(1,322,874)	—	—	(1,322,874)
Credit Default Swap	—	(28)	—	(28)
Inflation Swap Contracts	—	(4,361,015)	—	(4,361,015)
Total Other Financial Instruments	(1,322,874)	(5,736,646)	—	(7,086,520)
Total Investments in Securities Sold Short and Other Financial Instruments	$ (1,322,874)	$ (35,084,646)	$ —	$ (36,407,520)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
Barclays Capital Inc.	0.25%	3/23/2022	4/6/2022	$30,114,862	$30,156,846
Barclays Capital Inc.	0.33	3/23/2022	4/13/2022	23,802,803	23,880,653
Credit Suisse AG	0.34	3/24/2022	4/4/2022	1,682,720	1,682,952
Credit Suisse AG	0.34	3/24/2022	4/4/2022	25,192,599	25,212,697
Credit Suisse AG	0.34	3/24/2022	4/4/2022	25,018,377	25,038,561
BNP Paribas S.A.	0.35	3/25/2022	4/4/2022	22,972,728	22,990,514
BNP Paribas S.A.	0.35	3/25/2022	4/4/2022	20,550,142	20,567,602
BNP Paribas S.A.	0.35	3/25/2022	4/4/2022	20,167,720	20,184,937
BNP Paribas S.A.	0.35	3/25/2022	4/4/2022	20,196,774	20,213,623
BNP Paribas S.A.	0.35	3/25/2022	4/4/2022	19,939,108	19,955,986
Credit Suisse AG	0.34	3/25/2022	4/1/2022	29,463,261	29,463,261
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	15,261,516	15,276,140
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	18,007,205	18,023,148
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	16,122,561	16,135,520
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	19,153,812	19,170,213
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	13,324,599	13,335,903
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	11,744,758	11,754,943
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	16,636,789	16,650,954
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	19,709,038	19,725,902
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	14,133,337	14,145,246
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	12,932,781	12,943,632
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	16,282,912	16,296,529
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	36,121,170	36,151,520
Morgan Stanley & Co. LLC.	0.37	3/28/2022	4/4/2022	29,319,475	29,344,157
Barclays Capital Inc.	0.34	3/30/2022	4/4/2022	10,650,827	10,659,845
BofA Securities, Inc.	0.33	3/31/2022	4/1/2022	12,479,912	12,479,912
Morgan Stanley & Co. LLC.	0.34	3/31/2022	4/1/2022	1,394,210	1,394,210
				502,375,996	502,835,406
(a) During the period ended March 31, 2022, the Portfolio’s average amount of borrowing was $173,661,051 at a weighted average interest rate of 0.10%.
(b) Payable for sale-buyback transactions includes $459,410 of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 96.0%
Aerospace & Defense 2.7%
AeroVironment, Inc. (a)	20,744	$ 1,952,840
Hexcel Corp.	60,003	3,568,378
Kratos Defense & Security Solutions, Inc. (a)	178,616	3,658,056
Mercury Systems, Inc. (a)	32,107	2,069,296
Woodward, Inc.	18,633	2,327,448
		13,576,018
Auto Components 0.5%
Fox Factory Holding Corp. (a)	27,908	2,733,589
Banks 1.2%
Prosperity Bancshares, Inc.	84,865	5,887,934
Biotechnology 4.6%
Abcam plc, Sponsored ADR (a)	98,235	1,796,718
Ascendis Pharma A/S, ADR (a)	14,705	1,725,779
Avid Bioservices, Inc. (a)	99,683	2,030,543
Biohaven Pharmaceutical Holding Co. Ltd. (a)	27,424	3,251,664
Blueprint Medicines Corp. (a)	60,635	3,873,364
Fate Therapeutics, Inc. (a)	73,229	2,839,088
Natera, Inc. (a)	48,306	1,965,088
Neurocrine Biosciences, Inc. (a)	32,927	3,086,906
Turning Point Therapeutics, Inc. (a)	48,840	1,311,354
Xencor, Inc. (a)	52,852	1,410,091
		23,290,595
Building Products 1.9%
AZEK Co., Inc. (The) (a)	265,660	6,598,994
Zurn Water Solutions Corp.	89,679	3,174,637
		9,773,631
Capital Markets 2.1%
Focus Financial Partners, Inc., Class A (a)	48,959	2,239,385
Hamilton Lane, Inc., Class A	32,107	2,481,550
Houlihan Lokey, Inc.	30,520	2,679,656
StepStone Group, Inc., Class A	95,137	3,145,229
		10,545,820
Chemicals 3.4%
Avient Corp.	60,640	2,910,720
HB Fuller Co.	54,855	3,624,270
Innospec, Inc.	19,075	1,765,391
Livent Corp. (a)	236,181	6,157,239
Quaker Chemical Corp.	17,792	3,074,635
		17,532,255
Commercial Services & Supplies 5.1%
IAA, Inc. (a)	123,432	4,721,274

	Shares	Value
Common Stocks
Commercial Services & Supplies
Montrose Environmental Group, Inc. (a)	44,887	$ 2,375,869
MSA Safety, Inc.	15,776	2,093,475
Ritchie Bros Auctioneers, Inc.	52,529	3,100,787
Tetra Tech, Inc.	35,715	5,890,832
Waste Connections, Inc.	56,066	7,832,420
		26,014,657
Communications Equipment 0.5%
Infinera Corp. (a)	309,655	2,684,709
Construction & Engineering 1.3%
Ameresco, Inc., Class A (a)	61,013	4,850,534
Valmont Industries, Inc.	7,819	1,865,613
		6,716,147
Containers & Packaging 0.2%
Ranpak Holdings Corp. (a)	53,833	1,099,808
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc. (a)	71,822	9,530,061
Terminix Global Holdings, Inc. (a)	103,373	4,716,910
		14,246,971
Diversified Telecommunication Services 1.3%
Cogent Communications Holdings, Inc.	95,921	6,364,358
Electrical Equipment 0.3%
TPI Composites, Inc. (a)	118,133	1,660,950
Electronic Equipment, Instruments & Components 1.5%
908 Devices, Inc. (a)(b)	81,678	1,552,699
Littelfuse, Inc.	11,430	2,850,756
Novanta, Inc. (a)	21,461	3,053,686
		7,457,141
Energy Equipment & Services 0.7%
Cactus, Inc., Class A	62,315	3,535,753
Entertainment 1.6%
Zynga, Inc., Class A (a)	859,201	7,939,017
Equity Real Estate Investment Trusts 2.5%
Americold Realty Trust	55,475	1,546,643
DigitalBridge Group, Inc. (a)	239,133	1,721,758
EastGroup Properties, Inc.	26,920	5,472,298

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Terreno Realty Corp.	54,089	$ 4,005,290
		12,745,989
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	25,340	5,021,628
Food Products 1.2%
Simply Good Foods Co. (The) (a)	164,545	6,244,483
Health Care Equipment & Supplies 6.4%
CONMED Corp.	37,899	5,629,896
Establishment Labs Holdings, Inc. (a)(b)	56,964	3,838,804
Globus Medical, Inc., Class A (a)	67,871	5,007,522
Inari Medical, Inc. (a)	61,153	5,542,908
Integra LifeSciences Holdings Corp. (a)	58,713	3,772,897
Nevro Corp. (a)	21,153	1,529,997
OrthoPediatrics Corp. (a)	38,614	2,084,770
SI-BONE, Inc. (a)	109,266	2,469,412
Silk Road Medical, Inc. (a)	69,713	2,878,450
		32,754,656
Health Care Providers & Services 6.4%
Accolade, Inc. (a)	137,727	2,418,486
Addus HomeCare Corp. (a)	35,367	3,299,387
agilon health, Inc. (a)	124,100	3,145,935
Alignment Healthcare, Inc. (a)	116,860	1,312,338
Amedisys, Inc. (a)	22,889	3,943,546
Castle Biosciences, Inc. (a)	74,418	3,338,391
Encompass Health Corp.	41,385	2,942,887
HealthEquity, Inc. (a)	56,563	3,814,609
Option Care Health, Inc. (a)	141,610	4,044,382
Progyny, Inc. (a)	18,009	925,663
Surgery Partners, Inc. (a)	66,100	3,638,805
		32,824,429
Health Care Technology 2.2%
Inspire Medical Systems, Inc. (a)	19,112	4,905,859
Omnicell, Inc. (a)	36,486	4,724,572
Phreesia, Inc. (a)	55,911	1,473,814
		11,104,245
Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc.	21,368	3,029,128
Churchill Downs, Inc.	33,595	7,450,699
First Watch Restaurant Group, Inc. (a)	38,169	498,105
MakeMyTrip Ltd. (a)	119,216	3,198,565
Shake Shack, Inc., Class A (a)	43,901	2,980,878

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Wingstop, Inc.	21,227	$ 2,490,989
		19,648,364
Household Durables 0.3%
TopBuild Corp. (a)	8,884	1,611,469
Insurance 2.3%
Goosehead Insurance, Inc., Class A	47,355	3,720,682
Palomar Holdings, Inc. (a)	51,542	3,298,173
Trupanion, Inc. (a)	49,972	4,453,505
		11,472,360
Interactive Media & Services 0.9%
Angi, Inc. (a)	408,200	2,314,494
Eventbrite, Inc., Class A (a)	152,652	2,254,670
		4,569,164
Internet & Direct Marketing Retail 0.7%
Revolve Group, Inc. (a)	62,445	3,352,672
IT Services 6.0%
Endava plc, Sponsored ADR (a)	49,993	6,650,569
Evo Payments, Inc., Class A (a)	214,400	4,950,496
Genpact Ltd.	165,909	7,218,701
Maximus, Inc.	60,279	4,517,911
Shift4 Payments, Inc., Class A (a)	77,193	4,780,562
WEX, Inc. (a)	14,095	2,515,253
		30,633,492
Leisure Products 1.8%
Callaway Golf Co. (a)	167,328	3,918,821
Clarus Corp.	101,178	2,304,835
YETI Holdings, Inc. (a)	52,105	3,125,258
		9,348,914
Life Sciences Tools & Services 2.6%
Adaptive Biotechnologies Corp. (a)	57,619	799,752
Bruker Corp.	39,049	2,510,850
Charles River Laboratories International, Inc. (a)	7,713	2,190,260
Medpace Holdings, Inc. (a)	19,893	3,254,296
NanoString Technologies, Inc. (a)	73,981	2,570,840
NeoGenomics, Inc. (a)	155,045	1,883,797
		13,209,795
Machinery 1.1%
IDEX Corp.	5,828	1,117,403
John Bean Technologies Corp.	35,786	4,239,567
		5,356,970

	Shares	Value
Common Stocks
Media 0.7%
New York Times Co. (The), Class A	78,385	$ 3,593,168
Pharmaceuticals 1.3%
Catalent, Inc. (a)	37,271	4,133,354
Pacira BioSciences, Inc. (a)	32,107	2,450,406
		6,583,760
Professional Services 2.9%
ASGN, Inc. (a)	29,168	3,404,197
FTI Consulting, Inc. (a)	28,666	4,506,869
ManTech International Corp., Class A	39,675	3,419,588
Upwork, Inc. (a)	137,667	3,199,381
		14,530,035
Road & Rail 0.9%
Knight-Swift Transportation Holdings, Inc.	37,136	1,873,883
Saia, Inc. (a)	12,136	2,958,999
		4,832,882
Semiconductors & Semiconductor Equipment 6.3%
Allegro MicroSystems, Inc. (a)	50,997	1,448,315
Azenta, Inc.	15,145	1,255,218
CMC Materials, Inc.	23,700	4,393,980
Entegris, Inc.	34,923	4,583,993
Lattice Semiconductor Corp. (a)	20,513	1,250,267
Onto Innovation, Inc. (a)	50,962	4,428,088
Power Integrations, Inc.	69,010	6,395,847
Silicon Laboratories, Inc. (a)	36,955	5,550,641
SiTime Corp. (a)	11,476	2,843,982
		32,150,331
Software 10.7%
Anaplan, Inc. (a)	89,568	5,826,398
Blackline, Inc. (a)	79,785	5,841,858
Couchbase, Inc. (a)(b)	56,940	991,895
Dynatrace, Inc. (a)	55,300	2,604,630
Envestnet, Inc. (a)	77,810	5,792,176
Everbridge, Inc. (a)	32,303	1,409,703
Mimecast Ltd. (a)	31,908	2,538,601
nCino, Inc. (a)(b)	70,799	2,901,343
Olo, Inc., Class A (a)	117,463	1,556,385
PROS Holdings, Inc. (a)	69,054	2,300,189
Rapid7, Inc. (a)	25,585	2,846,075
Sprout Social, Inc., Class A (a)	78,291	6,272,675
Sumo Logic, Inc. (a)	103,914	1,212,676
Workiva, Inc. (a)	82,376	9,720,368
Zuora, Inc., Class A (a)	182,956	2,740,681
		54,555,653

	Shares	Value
Common Stocks
Specialty Retail 2.0%
Boot Barn Holdings, Inc. (a)	14,058	$ 1,332,558
Leslie's, Inc. (a)	183,613	3,554,748
National Vision Holdings, Inc. (a)	44,366	1,933,026
Warby Parker, Inc., Class A (a)(b)	105,549	3,568,612
		10,388,944
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply, Inc. (a)	6,885	1,113,236
Total Common Stocks (Cost $418,584,736)		488,705,992
Short-Term Investments 4.7%
Affiliated Investment Company 3.5%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	18,247,107	18,247,107
Unaffiliated Investment Company 1.2%
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	6,045,485	6,045,485
Total Short-Term Investments (Cost $24,292,593)		24,292,592
Total Investments (Cost $442,877,329)	100.7%	512,998,584
Other Assets, Less Liabilities	(0.7)	(3,791,248)
Net Assets	100.0%	$ 509,207,336

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $6,278,603; the total market value of collateral held by the Portfolio was $6,718,724. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $673,239. The Portfolio received cash collateral with a value of $6,045,485.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 488,705,992	$ —	$ —	$ 488,705,992
Short-Term Investments
Affiliated Investment Company	18,247,107	—	—	18,247,107
Unaffiliated Investment Company	6,045,485	—	—	6,045,485
Total Short-Term Investments	24,292,592	—	—	24,292,592
Total Investments in Securities	$ 512,998,584	$ —	$ —	$ 512,998,584

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 2.6%
Boeing Co. (The) (a)	24,089	$ 4,613,043
L3Harris Technologies, Inc.	36,893	9,166,804
		13,779,847
Air Freight & Logistics 2.6%
United Parcel Service, Inc., Class B	65,896	14,132,056
Airlines 0.3%
Southwest Airlines Co. (a)	31,934	1,462,577
Banks 7.6%
Bank of America Corp.	68,642	2,829,423
Citigroup, Inc.	50,837	2,714,696
Fifth Third Bancorp	151,514	6,521,162
Huntington Bancshares, Inc.	412,100	6,024,902
JPMorgan Chase & Co.	21,430	2,921,338
PNC Financial Services Group, Inc. (The)	9,726	1,793,961
Wells Fargo & Co.	379,340	18,382,816
		41,188,298
Beverages 0.6%
Coca-Cola Co. (The)	50,472	3,129,264
Biotechnology 2.5%
AbbVie, Inc.	73,715	11,949,939
Biogen, Inc. (a)	5,300	1,116,180
Gilead Sciences, Inc.	11,145	662,570
		13,728,689
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	10,584	525,284
Charles Schwab Corp. (The)	36,615	3,087,011
Franklin Resources, Inc.	19,160	534,947
Goldman Sachs Group, Inc. (The)	18,216	6,013,101
Morgan Stanley	48,483	4,237,414
Raymond James Financial, Inc.	3,465	380,838
State Street Corp.	72,265	6,295,727
		21,074,322
Chemicals 3.7%
Akzo Nobel NV	18,671	1,604,141
CF Industries Holdings, Inc.	113,704	11,718,334
DuPont de Nemours, Inc.	4,726	347,739
International Flavors & Fragrances, Inc.	40,442	5,311,248
RPM International, Inc.	10,246	834,434
		19,815,896

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.8%
Stericycle, Inc. (a)	75,764	$ 4,464,015
Communications Equipment 0.5%
Cisco Systems, Inc.	47,047	2,623,341
Containers & Packaging 1.6%
International Paper Co.	191,597	8,842,202
Diversified Financial Services 1.1%
Equitable Holdings, Inc.	199,443	6,164,783
Diversified Telecommunication Services 0.4%
AT&T, Inc.	66,437	1,569,906
Verizon Communications, Inc.	9,724	495,341
		2,065,247
Electric Utilities 3.5%
NextEra Energy, Inc.	34,258	2,901,995
Southern Co. (The)	191,116	13,857,821
Xcel Energy, Inc.	32,100	2,316,657
		19,076,473
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	10,800	1,414,584
Entertainment 1.1%
Walt Disney Co. (The) (a)	41,192	5,649,895
Equity Real Estate Investment Trusts 4.5%
Equity Residential	93,403	8,398,798
Rayonier, Inc.	105,342	4,331,663
Vornado Realty Trust	15,400	697,928
Welltower, Inc.	22,964	2,207,759
Weyerhaeuser Co.	230,732	8,744,743
		24,380,891
Food & Staples Retailing 0.5%
Walmart, Inc.	19,532	2,908,705
Food Products 2.8%
Conagra Brands, Inc.	201,732	6,772,143
Mondelez International, Inc., Class A	5,663	355,523
Tyson Foods, Inc., Class A	86,396	7,743,674
		14,871,340

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 3.7%
Becton Dickinson and Co.	33,831	$ 8,999,046
Medtronic plc	66,908	7,423,442
Zimmer Biomet Holdings, Inc.	28,339	3,624,558
Zimvie, Inc. (a)	2,833	64,706
		20,111,752
Health Care Providers & Services 6.5%
Anthem, Inc.	26,939	13,232,976
Cardinal Health, Inc.	46,400	2,630,880
Centene Corp. (a)	43,100	3,628,589
Cigna Corp.	23,481	5,626,282
CVS Health Corp.	70,624	7,147,855
UnitedHealth Group, Inc.	5,500	2,804,835
		35,071,417
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp. (a)	95,391	3,707,848
Household Products 1.3%
Kimberly-Clark Corp.	59,007	7,267,302
Industrial Conglomerates 3.4%
3M Co.	6,300	937,944
General Electric Co.	148,856	13,620,324
Siemens AG, Sponsored ADR	52,620	3,638,147
		18,196,415
Insurance 8.8%
American International Group, Inc.	233,232	14,639,973
Chubb Ltd.	47,498	10,159,822
Hartford Financial Services Group, Inc. (The)	36,000	2,585,160
Loews Corp.	142,896	9,262,519
Marsh & McLennan Cos., Inc.	4,712	803,019
MetLife, Inc.	143,168	10,061,847
		47,512,340
IT Services 0.5%
Fiserv, Inc. (a)	28,750	2,915,250
Leisure Products 0.7%
Mattel, Inc. (a)	161,189	3,580,008
Machinery 0.6%
Flowserve Corp.	14,635	525,397
PACCAR, Inc.	28,289	2,491,412
		3,016,809

	Shares	Value
Common Stocks
Media 3.0%
Comcast Corp., Class A	167,056	$ 7,821,562
Fox Corp., Class B	60,591	2,198,242
News Corp., Class A	272,176	6,028,698
		16,048,502
Multiline Retail 0.7%
Kohl's Corp.	63,821	3,858,618
Multi-Utilities 5.1%
Ameren Corp.	38,975	3,654,296
Dominion Energy, Inc.	70,500	5,990,385
NiSource, Inc.	210,683	6,699,720
Sempra Energy	67,285	11,311,954
		27,656,355
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	6,849	1,115,223
Enbridge, Inc.	7,300	336,457
EOG Resources, Inc.	46,249	5,514,268
Exxon Mobil Corp.	68,946	5,694,250
Hess Corp.	22,180	2,374,147
Occidental Petroleum Corp.	36,463	2,068,911
Targa Resources Corp.	4,911	370,633
TC Energy Corp.	104,557	5,899,106
TotalEnergies SE	195,339	9,911,256
TotalEnergies SE, Sponsored ADR	53,000	2,678,620
		35,962,871
Pharmaceuticals 4.7%
AstraZeneca plc, Sponsored ADR	41,000	2,719,940
GlaxoSmithKline plc	27,935	602,389
Johnson & Johnson	37,652	6,673,064
Merck & Co., Inc.	51,085	4,191,524
Organon & Co.	2,381	83,168
Pfizer, Inc.	119,899	6,207,171
Sanofi	32,872	3,352,427
Sanofi, ADR	32,863	1,687,187
		25,516,870
Professional Services 0.4%
Nielsen Holdings plc	78,661	2,142,726
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.	35,561	4,686,940
NXP Semiconductors NV	6,902	1,277,422
QUALCOMM, Inc.	86,242	13,179,502
Texas Instruments, Inc.	31,346	5,751,364
		24,895,228

	Shares	Value
Common Stocks
Software 2.2%
Citrix Systems, Inc.	39,502	$ 3,985,752
Microsoft Corp.	25,843	7,967,655
		11,953,407
Specialty Retail 0.6%
TJX Cos., Inc. (The)	52,459	3,177,966
Tobacco 1.3%
Altria Group, Inc.	11,554	603,696
Philip Morris International, Inc.	65,651	6,167,255
		6,770,951
Total Common Stocks (Cost $364,353,710)		520,135,060
Convertible Preferred Stocks 1.4%
Electric Utilities 0.7%
NextEra Energy, Inc., 5.279%	33,097	1,726,009
Southern Co. (The), 6.75%	41,886	2,287,394
		4,013,403
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co., 6.00%	37,419	1,976,471
Multi-Utilities 0.3%
NiSource, Inc., 7.75%	15,018	1,786,842
Total Convertible Preferred Stocks (Cost $7,085,026)		7,776,716
Preferred Stock 0.9%
Automobiles 0.9%
Volkswagen AG, ADR	273,843	4,696,408
Total Preferred Stock (Cost $4,572,143)		4,696,408
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	6,124,141	6,124,141
Total Short-Term Investment (Cost $6,124,141)		6,124,141
Total Investments (Cost $382,135,020)	99.8%	538,732,325
Other Assets, Less Liabilities	0.2	892,676
Net Assets	100.0%	$ 539,625,001

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2022.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Chemicals	$ 18,211,755	$ 1,604,141	$ —	$ 19,815,896
Oil, Gas & Consumable Fuels	26,051,615	9,911,256	—	35,962,871
Pharmaceuticals	21,562,054	3,954,816	—	25,516,870
All Other Industries	438,839,423	—	—	438,839,423
Total Common Stocks	504,664,847	15,470,213	—	520,135,060
Convertible Preferred Stocks	7,776,716	—	—	7,776,716
Preferred Stock	4,696,408	—	—	4,696,408
Short-Term Investment
Affiliated Investment Company	6,124,141	—	—	6,124,141
Total Investments in Securities	$ 523,262,112	$ 15,470,213	$ —	$ 538,732,325

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 1.5%
Axon Enterprise, Inc. (a)	44,535	$ 6,133,806
Spirit AeroSystems Holdings, Inc., Class A	141,935	6,939,202
		13,073,008
Air Freight & Logistics 0.0% ‡
Expeditors International of Washington, Inc.	2,919	301,124
Auto Components 0.6%
Visteon Corp. (a)	50,340	5,493,604
Automobiles 0.1%
Arrival SA (a)(b)	338,973	1,264,369
Banks 6.0%
Cadence Bank	200,208	5,858,086
Cullen	43,302	5,993,430
First Citizens BancShares, Inc., Class A	9,999	6,655,334
First Republic Bank	43,529	7,056,051
M&T Bank Corp.	46,881	7,946,330
Prosperity Bancshares, Inc.	75,090	5,209,744
Western Alliance Bancorp	81,644	6,761,756
Zions Bancorp NA	84,771	5,557,587
		51,038,318
Biotechnology 5.4%
Alnylam Pharmaceuticals, Inc. (a)	17,445	2,848,594
Apellis Pharmaceuticals, Inc. (a)	159,856	8,122,283
Exact Sciences Corp. (a)	83,451	5,834,894
Iovance Biotherapeutics, Inc. (a)	343,703	5,722,655
PTC Therapeutics, Inc. (a)	146,282	5,457,782
Sage Therapeutics, Inc. (a)	143,444	4,747,996
Ultragenyx Pharmaceutical, Inc. (a)	77,944	5,660,293
United Therapeutics Corp. (a)	41,524	7,449,821
		45,844,318
Building Products 1.8%
Builders FirstSource, Inc. (a)	66,084	4,265,061
JELD-WEN Holding, Inc. (a)	165,428	3,354,880
Lennox International, Inc.	29,316	7,559,424
		15,179,365
Capital Markets 0.3%
Hamilton Lane, Inc., Class A	37,798	2,921,407
Chemicals 2.9%
Celanese Corp.	40,128	5,733,087
Element Solutions, Inc.	367,345	8,044,856

	Shares	Value
Common Stocks
Chemicals
FMC Corp.	84,402	$ 11,104,771
		24,882,714
Commercial Services & Supplies 1.6%
Clean Harbors, Inc. (a)	73,904	8,250,643
GFL Environmental, Inc.	153,778	5,003,936
		13,254,579
Communications Equipment 5.4%
CommScope Holding Co., Inc. (a)	585,033	4,610,060
F5, Inc. (a)	95,563	19,967,889
Lumentum Holdings, Inc. (a)	218,789	21,353,806
		45,931,755
Consumer Finance 1.4%
Credit Acceptance Corp. (a)(b)	21,033	11,575,932
Containers & Packaging 0.7%
Silgan Holdings, Inc.	127,809	5,908,610
Diversified Financial Services 0.9%
Voya Financial, Inc. (b)	109,861	7,289,277
Electronic Equipment, Instruments & Components 3.7%
CDW Corp.	31,672	5,665,804
Flex Ltd. (a)	574,422	10,655,528
II-VI, Inc. (a)	204,382	14,815,651
		31,136,983
Entertainment 0.4%
Roku, Inc. (a)	25,861	3,239,608
Equity Real Estate Investment Trusts 3.8%
Gaming and Leisure Properties, Inc.	162,928	7,646,211
Life Storage, Inc.	39,684	5,572,824
PS Business Parks, Inc.	16,358	2,749,453
Rexford Industrial Realty, Inc.	64,889	4,840,070
Ryman Hospitality Properties, Inc. (a)	78,732	7,303,968
STORE Capital Corp.	153,598	4,489,670
		32,602,196
Food & Staples Retailing 0.8%
U.S. Foods Holding Corp. (a)	182,508	6,867,776
Food Products 0.8%
Lamb Weston Holdings, Inc.	109,808	6,578,597

	Shares	Value
Common Stocks
Gas Utilities 1.0%
UGI Corp.	229,149	$ 8,299,777
Health Care Equipment & Supplies 4.1%
Inari Medical, Inc. (a)	61,933	5,613,607
Insulet Corp. (a)	10,431	2,778,714
Integra LifeSciences Holdings Corp. (a)	241,455	15,515,898
Nevro Corp. (a)	35,620	2,576,395
Teleflex, Inc.	23,840	8,459,147
		34,943,761
Health Care Providers & Services 2.9%
Encompass Health Corp.	145,574	10,351,767
Molina Healthcare, Inc. (a)	41,540	13,857,329
		24,209,096
Hotels, Restaurants & Leisure 3.0%
Choice Hotels International, Inc.	67,557	9,576,880
Denny's Corp. (a)	398,593	5,703,866
Hyatt Hotels Corp., Class A (a)	39,718	3,791,083
Six Flags Entertainment Corp. (a)	150,404	6,542,574
		25,614,403
Household Durables 1.4%
NVR, Inc. (a)	2,270	10,140,703
Vizio Holding Corp., Class A (a)(b)	198,501	1,764,674
		11,905,377
Insurance 8.2%
Aegon NV (Registered)	1,534,378	8,116,860
Alleghany Corp. (a)	13,355	11,311,685
Assurant, Inc.	36,767	6,685,343
Erie Indemnity Co., Class A	4,251	748,729
Fidelity National Financial, Inc.	105,122	5,134,158
Globe Life, Inc.	49,138	4,943,283
Hanover Insurance Group, Inc. (The)	46,690	6,981,089
Kemper Corp.	93,301	5,275,238
Markel Corp. (a)	7,386	10,896,123
W R Berkley Corp.	70,863	4,718,767
White Mountains Insurance Group Ltd.	4,191	4,761,982
		69,573,257
Interactive Media & Services 1.6%
Cargurus, Inc. (a)	325,500	13,820,730
Internet & Direct Marketing Retail 1.3%
Chewy, Inc., Class A (a)(b)	104,340	4,254,985
Etsy, Inc. (a)	53,402	6,636,801
		10,891,786

	Shares	Value
Common Stocks
IT Services 4.6%
Genpact Ltd.	292,611	$ 12,731,505
LiveRamp Holdings, Inc. (a)	88,900	3,323,971
Nuvei Corp. (a)	28,998	2,186,159
Shift4 Payments, Inc., Class A (a)	97,535	6,040,342
WEX, Inc. (a)	82,008	14,634,328
		38,916,305
Leisure Products 0.9%
YETI Holdings, Inc. (a)	129,514	7,768,250
Life Sciences Tools & Services 1.9%
Bio-Techne Corp.	5,712	2,473,524
ICON plc (a)	29,985	7,292,952
NeoGenomics, Inc. (a)	52,031	632,177
Syneos Health, Inc. (a)	67,208	5,440,487
		15,839,140
Machinery 7.6%
Colfax Corp. (a)	123,977	4,933,045
Graco, Inc.	47,784	3,331,501
IDEX Corp.	47,347	9,077,840
Ingersoll Rand, Inc.	224,077	11,282,277
John Bean Technologies Corp.	46,937	5,560,626
Lincoln Electric Holdings, Inc.	52,393	7,220,279
Middleby Corp. (The) (a)	59,656	9,780,005
Westinghouse Air Brake Technologies Corp.	135,754	13,055,462
		64,241,035
Media 1.0%
Cable One, Inc.	5,896	8,633,159
Metals & Mining 1.1%
Steel Dynamics, Inc.	110,428	9,213,008
Multi-Utilities 0.9%
Black Hills Corp.	62,654	4,825,611
NiSource, Inc.	99,062	3,150,172
		7,975,783
Oil, Gas & Consumable Fuels 2.4%
Coterra Energy, Inc.	101,248	2,730,659
Diamondback Energy, Inc.	14,239	1,951,882
Marathon Oil Corp.	403,786	10,139,066
Targa Resources Corp.	76,844	5,799,417
		20,621,024
Pharmaceuticals 1.8%
Jazz Pharmaceuticals plc (a)	78,156	12,166,545

	Shares	Value
Common Stocks
Pharmaceuticals
Reata Pharmaceuticals, Inc., Class A (a)	86,015	$ 2,817,851
		14,984,396
Professional Services 2.8%
Dun & Bradstreet Holdings, Inc. (a)	353,982	6,201,765
Leidos Holdings, Inc.	82,765	8,940,275
Robert Half International, Inc.	20,492	2,339,777
Science Applications International Corp.	41,247	3,801,736
TransUnion	24,913	2,574,509
		23,858,062
Real Estate Management & Development 0.2%
Redfin Corp. (a)	90,805	1,638,122
Road & Rail 2.2%
AMERCO	11,222	6,698,861
JB Hunt Transport Services, Inc.	31,588	6,342,555
Knight-Swift Transportation Holdings, Inc.	107,275	5,413,096
		18,454,512
Semiconductors & Semiconductor Equipment 2.9%
MKS Instruments, Inc.	108,201	16,230,150
Silicon Laboratories, Inc. (a)	4,042	607,108
Synaptics, Inc. (a)	39,742	7,928,529
		24,765,787
Software 4.0%
Black Knight, Inc. (a)	41,720	2,419,343
Digital Turbine, Inc. (a)	118,013	5,170,150
Fair Isaac Corp. (a)	5,231	2,440,052
Guidewire Software, Inc. (a)	59,193	5,600,842
Informatica, Inc., Class A (a)(b)	185,451	3,660,803
Olo, Inc., Class A (a)	148,290	1,964,842
Q2 Holdings, Inc. (a)	63,529	3,916,563
Teradata Corp. (a)	183,328	9,036,237
		34,208,832
Specialty Retail 0.7%
CarMax, Inc. (a)	58,186	5,613,785
Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	67,169	6,178,876
Steven Madden Ltd.	121,454	4,692,983
Under Armour, Inc., Class C (a)(b)	322,286	5,014,770
		15,886,629
Trading Companies & Distributors 1.4%
AerCap Holdings NV (a)	126,754	6,373,191

	Shares	Value
Common Stocks
Trading Companies & Distributors
Watsco, Inc.	16,784	$ 5,113,078
		11,486,269
Total Common Stocks (Cost $869,962,712)		847,745,825
Short-Term Investments 1.9%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	1,867,959	1,867,959
Unaffiliated Investment Companies 1.7%
BlackRock Liquidity FedFund, 0.235% (c)(d)	13,632,969	13,632,969
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	254,861	254,861
Total Unaffiliated Investment Companies (Cost $13,887,830)		13,887,830
Total Short-Term Investments (Cost $15,755,789)		15,755,789
Total Investments (Cost $885,718,501)	101.8%	863,501,614
Other Assets, Less Liabilities	(1.8)	(15,222,634)
Net Assets	100.0%	$ 848,278,980

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $26,988,629; the total market value of collateral held by the Portfolio was $28,272,228. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,384,398. The Portfolio received cash collateral with a value of $13,887,830.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 847,745,825	$ —	$ —	$ 847,745,825
Short-Term Investments
Affiliated Investment Company	1,867,959	—	—	1,867,959
Unaffiliated Investment Companies	13,887,830	—	—	13,887,830
Total Short-Term Investments	15,755,789	—	—	15,755,789
Total Investments in Securities	$ 863,501,614	$ —	$ —	$ 863,501,614

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments March 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.2%
Automobiles 4.4%
Tesla, Inc. (a)	72,180	$ 77,781,168
Capital Markets 4.3%
Blackstone, Inc.	253,600	32,191,984
Moody's Corp.	62,140	20,966,657
MSCI, Inc.	43,100	21,674,128
		74,832,769
Chemicals 1.8%
Linde plc	99,200	31,687,456
Containers & Packaging 1.1%
Ball Corp.	217,300	19,557,000
Electrical Equipment 0.1%
Fluence Energy, Inc. (a)(b)	101,100	1,325,421
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	34,700	19,981,995
Health Care Equipment & Supplies 4.2%
ABIOMED, Inc. (a)	67,950	22,507,758
IDEXX Laboratories, Inc. (a)	35,100	19,201,806
Intuitive Surgical, Inc. (a)	103,780	31,308,350
		73,017,914
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.	48,580	24,774,343
Health Care Technology 1.2%
Veeva Systems, Inc., Class A (a)	100,200	21,288,492
Hotels, Restaurants & Leisure 4.3%
Airbnb, Inc., Class A (a)	90,650	15,570,044
Chipotle Mexican Grill, Inc. (a)	23,290	36,845,479
Hilton Worldwide Holdings, Inc. (a)	148,200	22,487,868
		74,903,391
Interactive Media & Services 7.5%
Alphabet, Inc. (a)
Class A	23,500	65,361,725
Class C	23,793	66,453,611
		131,815,336
Internet & Direct Marketing Retail 7.8%
Amazon.com, Inc. (a)	42,040	137,048,298

	Shares	Value
Common Stocks
IT Services 8.9%
Accenture plc, Class A	93,600	$ 31,564,728
Gartner, Inc. (a)	65,100	19,364,646
Mastercard, Inc., Class A	161,340	57,659,689
Visa, Inc., Class A	218,900	48,545,453
		157,134,516
Life Sciences Tools & Services 4.2%
Agilent Technologies, Inc.	210,690	27,880,608
Bio-Techne Corp.	57,990	25,111,989
IQVIA Holdings, Inc. (a)	89,700	20,739,537
		73,732,134
Machinery 2.6%
Deere & Co.	69,400	28,832,924
Parker-Hannifin Corp.	61,000	17,309,360
		46,142,284
Multiline Retail 1.9%
Dollar Tree, Inc. (a)	210,500	33,711,575
Personal Products 1.3%
Estee Lauder Cos., Inc. (The), Class A	81,200	22,112,384
Pharmaceuticals 1.5%
Zoetis, Inc.	142,850	26,940,081
Professional Services 1.2%
CoStar Group, Inc. (a)	301,050	20,052,941
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (a)(b)	52,100	409,506
Road & Rail 2.5%
Union Pacific Corp.	158,184	43,217,451
Semiconductors & Semiconductor Equipment 7.8%
Analog Devices, Inc.	162,550	26,850,009
ASML Holding NV (Registered)	63,260	42,253,252
NVIDIA Corp.	251,440	68,607,918
		137,711,179
Software 22.8%
Adobe, Inc. (a)	39,350	17,928,647
Atlassian Corp. plc, Class A (a)	86,960	25,551,457
Intuit, Inc.	75,250	36,183,210
Microsoft Corp.	609,400	187,884,114
Palo Alto Networks, Inc. (a)	52,870	32,912,104

	Shares	Value
Common Stocks
Software
salesforce.com, Inc. (a)	164,180	$ 34,858,697
ServiceNow, Inc. (a)	62,510	34,811,194
Workday, Inc., Class A (a)	126,900	30,387,474
		400,516,897
Specialty Retail 1.9%
Lowe's Cos., Inc.	167,700	33,907,263
Textiles, Apparel & Luxury Goods 3.4%
Lululemon Athletica, Inc. (a)	77,500	28,305,325
NIKE, Inc., Class B	235,750	31,722,520
		60,027,845
Total Common Stocks (Cost $1,254,699,721)		1,743,629,639
Short-Term Investments 1.0%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	16,234,219	16,234,219
Unaffiliated Investment Company 0.1%
Wells Fargo Government Money Market Fund, 0.195% (c)(d)	1,597,186	1,597,186
Total Short-Term Investments (Cost $17,831,405)		17,831,405
Total Investments (Cost $1,272,531,126)	100.2%	1,761,461,044
Other Assets, Less Liabilities	(0.2)	(2,886,114)
Net Assets	100.0%	$ 1,758,574,930

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $1,522,593. The Portfolio received cash collateral with a value of $1,597,186.
(c)	Current yield as of March 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,743,629,639	$ —	$ —	$ 1,743,629,639
Short-Term Investments
Affiliated Investment Company	16,234,219	—	—	16,234,219
Unaffiliated Investment Company	1,597,186	—	—	1,597,186
Total Short-Term Investments	17,831,405	—	—	17,831,405
Total Investments in Securities	$ 1,761,461,044	$ —	$ —	$ 1,761,461,044

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments March 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
The Board of Trustees of the MainStay VP Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Portfolio's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolio's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of March 31, 2022, is included at the end of the Portfolio of Investments.
The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolio's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolio's valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of March 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of March 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Portfolios as of March 31, 2022, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of March 31, 2022, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Asset Class	Fair Value at 3/31/22*	Valuation Technique	Unobservable Inputs	Inputs/Range
Loan Assignments	5,298,728	Market Approach	Lender Fee	1.00%
	4,662,383	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	113	Market Approach	Ownership % of equity interest	16.56%-39.70%
	5,424,750	Market Approach	EBITDA Multiple	6.50x-7.50x
	4,125,450	Market Approach	EBITDA Multiple	6.00x
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	8,915,030	Income Approach	Spread Adjustment	5.21%
	223,512	Market Approach	Liquidity discount	10.00%
Warrants	500,726	Market Approach	Implied Volatility	40.00%
	$29,150,692
* The table above does not include a level 3 investment that was valued by a broker. As of March 31, 2022, the value of this investment was $7,000,000. The inputs for this investment were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Portfolio's investments was determined as of March 31, 2022, and can change at any time. Illiquid investments as of March 31, 2022, are shown in the Portfolio of Investments.
Investments in Affiliates (in 000s) During the period ended March 31, 2022, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,715	$ 29,160	$ (29,814)	$ —	$ —	$ 4,061	$ —(a)	$ —	4,061

(a)	Less than $500.

MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 13,789	$ 355	$ (228)	$ 36	$ (799)	$ 13,153	$ 32	$ —	557
IQ 500 International ETF	11,476	381	(684)	102	(397)	10,878	—	—	345
IQ Candriam ESG International Equity ETF	11,604	459	(294)	90	(946)	10,913	36	—	395
IQ Candriam ESG U.S. Equity ETF	20,570	482	(33)	8	(1,260)	19,767	57	—	506
IQ Chaikin U.S. Large Cap ETF	14,606	—	(582)	176	(730)	13,470	36	—	386
IQ Chaikin U.S. Small Cap ETF	4,613	—	(524)	174	(397)	3,866	11	—	111
IQ MacKay ESG Core Plus Bond ETF	—	9,187	—	—	(277)	8,910	10	—	382
MainStay Epoch Capital Growth Fund Class I	2,554	67	(42)	(3)	(302)	2,274	—	—	190
MainStay Epoch International Choice Fund Class I	7,040	396	(240)	30	(750)	6,476	—	—	178

MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay Short Duration High Yield Fund Class I	$ 41,539	$ 6,449	$ (3,382)	$ (109)	$ (979)	$ 43,518	$ 464	$ —	4,542
MainStay U.S. Government Liquidity Fund	56,348	33,833	(25,900)	—	—	64,281	1	—	64,281
MainStay VP Bond Portfolio Initial Class	37,645	—	(4,267)	(21)	(2,249)	31,108	—	—	2,301
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	10,230	171	(210)	34	(794)	9,431	—	—	915
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	15,406	84	(1,086)	226	(261)	14,369	—	—	793
MainStay VP Floating Rate Portfolio Initial Class	51,854	405	(3,889)	(146)	(539)	47,685	405	—	5,458
MainStay VP Indexed Bond Portfolio Initial Class	212,609	—	(32,512)	431	(11,990)	168,538	—	—	17,385
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	27,741	—	(1,598)	(81)	(824)	25,238	—	—	2,625
MainStay VP MacKay International Equity Portfolio Initial Class	6,870	541	—	—	(869)	6,542	—	—	417
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	10,620	54	(266)	69	(554)	9,923	—	—	116
MainStay VP PIMCO Real Return Portfolio Initial Class	6,957	—	(490)	77	(258)	6,286	—	—	651
MainStay VP Small Cap Growth Portfolio Initial Class	8,925	272	(326)	29	(1,074)	7,826	—	—	504
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	14,445	—	(1,288)	232	143	13,532	—	—	948
MainStay VP Wellington Growth Portfolio Initial Class	19,594	2,306	—	—	(2,344)	19,556	—	—	553
MainStay VP Wellington Mid Cap Portfolio Initial Class	9,900	113	(205)	11	(752)	9,067	—	—	600
MainStay VP Wellington Small Cap Portfolio Initial Class	7,130	—	(575)	72	(492)	6,135	—	—	472
MainStay VP Wellington U.S. Equity Portfolio Initial Class	10,397	427	—	—	(685)	10,139	—	—	316
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	20,477	2,201	—	—	(2,711)	19,967	—	—	605
MainStay WMC Enduring Capital Fund Class R6	8,738	297	(351)	(115)	(374)	8,195	—	—	245
MainStay WMC International Research Equity Fund Class I	6,860	267	(153)	(20)	(435)	6,519	—	—	885
MainStay WMC Value Fund Class R6	14,820	—	(1,432)	(390)	351	13,349	—	—	420
	$ 685,357	$ 58,747	$ (80,557)	$ 912	$ (33,548)	$ 630,911	$ 1,052	$ —
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 302	$ 1,673	$ (1,504)	$ —	$ —	$ 471	$ —(a)	$ —	471

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,626	$ 26,929	$ (34,268)	$ —	$ —	$ 2,287	$ —(a)	$ —	2,287

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 47,840	$ (47,600)	$ —	$ —	$ 240	$ —(a)	$ —	240

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,453	$ —	$ —	$ —	$ (109)	$ 2,344	$ 30	$ —	437

MainStay VP Equity Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 25,047	$ —	$ (1,653)	$ 179	$ (1,616)	$ 21,957	$ 54	$ —	930
IQ 500 International ETF	49,260	—	(5,275)	1,032	(2,267)	42,750	—	—	1,356
IQ Candriam ESG International Equity ETF	41,675	3,984	(88)	26	(3,152)	42,445	141	—	1,536
IQ Candriam ESG U.S. Equity ETF	84,809	892	(1,162)	385	(5,659)	79,265	230	—	2,028
IQ Chaikin U.S. Large Cap ETF	59,579	820	(285)	64	(2,288)	57,890	156	—	1,660
IQ Chaikin U.S. Small Cap ETF	30,456	404	(199)	(2)	(1,473)	29,186	85	—	836
MainStay Epoch Capital Growth Fund Class I	4,676	—	(382)	(4)	(543)	3,747	—	—	314
MainStay Epoch International Choice Fund Class I	41,150	422	(2,395)	653	(4,915)	34,915	—	—	960
MainStay U.S. Government Liquidity Fund	34,922	34,043	(33,375)	—	—	35,590	1	—	35,590
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	55,179	1,210	(916)	177	(4,261)	51,389	—	—	4,984
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	72,748	—	(6,207)	759	(1,027)	66,273	—	—	3,658
MainStay VP MacKay International Equity Portfolio Initial Class	36,545	3,233	—	—	(4,460)	35,318	—	—	2,250
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	104,750	—	(32,492)	7,906	(13,629)	66,535	—	—	777
MainStay VP Small Cap Growth Portfolio Initial Class	44,619	1,334	(113)	26	(5,136)	40,730	—	—	2,624
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	66,970	—	(4,716)	713	901	63,868	—	—	4,472
MainStay VP Wellington Growth Portfolio Initial Class	69,585	11,446	—	—	(8,319)	72,712	—	—	2,055
MainStay VP Wellington Mid Cap Portfolio Initial Class	47,819	469	(62)	10	(3,601)	44,635	—	—	2,953
MainStay VP Wellington Small Cap Portfolio Initial Class	36,586	1,144	(221)	10	(2,156)	35,363	—	—	2,723
MainStay VP Wellington U.S. Equity Portfolio Initial Class	33,774	4,808	—	—	(2,224)	36,358	—	—	1,133
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	83,712	2,779	—	—	(10,770)	75,721	—	—	2,293
MainStay WMC Enduring Capital Fund Class R6	26,657	3,600	—	—	(1,428)	28,829	—	—	861
MainStay WMC International Research Equity Fund Class I	40,548	—	(2,414)	(437)	(2,296)	35,401	—	—	4,805
MainStay WMC Value Fund Class R6	71,682	—	(8,325)	(2,171)	1,895	63,081	—	—	1,985
	$ 1,162,748	$ 70,588	$ (100,280)	$ 9,326	$ (78,424)	$ 1,063,958	$ 667	$ —

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 28,679	$ 119,931	$ (130,276)	$ —	$ —	$ 18,334	$ —(a)	$ —	18,334

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Ultra Short Duration ETF	$ 23,656	$ —	$ (3,654)	$ (98)	$ (63)	$ 19,841	$ 35	$ —	412
MainStay U.S. Government Liquidity Fund	1,744	9,243	(10,987)	—	—	—	—(a)	—	—
	$ 25,400	$ 9,243	$ (14,641)	$ (98)	$ (63)	$ 19,841	$ 35	$ —

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 63,091	$ 81,688	$ (78,340)	$ —	$ —	$ 66,439	$ 2	$ —	66,439

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,211	$ 52,317	$ (41,441)	$ —	$ —	$ 19,087	$ —(a)	$ —	19,087

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 98,790	$ 45,104	$ (60,935)	$ —	$ —	$ 82,959	$ 2	$ —	82,959

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,701	$ 16,981	$ (19,906)	$ —	$ —	$ 4,776	$ —(a)	$ —	4,776

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,654	$ 67,946	$ (71,701)	$ —	$ —	$ 2,899	$ —(a)	$ —	2,899

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 145	$ 23,465	$ (22,714)	$ —	$ —	$ 896	$ —(a)	$ —	896

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 73	$ 3,389	$ (3,443)	$ —	$ —	$ 19	$ —(a)	$ —	19

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 41,187	$ (31,033)	$ —	$ —	$ 10,154	$ —(a)	$ —	10,154

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 29,106	$ 109,110	$ (87,311)	$ —	$ —	$ 50,905	$ 1	$ —	50,905

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,646	$ 37,984	$ (31,263)	$ —	$ —	$ 9,367	$ —(a)	$ —	9,367

(a)	Less than $500.

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 21,614	$ 204	$ (246)	$ 34	$ (1,260)	$ 20,346	$ 50	$ —	862
IQ 500 International ETF	28,063	152	(2,089)	317	(1,055)	25,388	—	—	805
IQ Candriam ESG International Equity ETF	27,143	333	(397)	129	(2,199)	25,009	83	—	905
IQ Candriam ESG U.S. Equity ETF	55,928	161	(1,217)	451	(3,894)	51,429	149	—	1,316
IQ Chaikin U.S. Large Cap ETF	36,677	133	(486)	136	(1,519)	34,941	94	—	1,002
IQ Chaikin U.S. Small Cap ETF	12,681	—	(3,809)	1,052	(1,691)	8,233	24	—	236
IQ MacKay ESG Core Plus Bond ETF	—	8,385	—	—	(253)	8,132	9	—	348
MainStay Epoch Capital Growth Fund Class I	4,555	22	(15)	(2)	(550)	4,010	—	—	336
MainStay Epoch International Choice Fund Class I	20,087	381	(346)	38	(2,180)	17,980	—	—	494
MainStay MacKay Short Duration High Yield Fund Class I	37,772	10,294	(3,108)	(99)	(991)	43,868	466	—	4,578
MainStay U.S. Government Liquidity Fund	86,595	50,208	(32,505)	—	—	104,298	2	—	104,298
MainStay VP Bond Portfolio Initial Class	34,562	—	(5,872)	(211)	(1,835)	26,644	—	—	1,970
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	25,243	1,274	(375)	40	(1,856)	24,326	—	—	2,359
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	35,110	83	(659)	61	(146)	34,449	—	—	1,901
MainStay VP Floating Rate Portfolio Initial Class	53,882	419	(4,232)	(35)	(678)	49,356	420	—	5,649

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Indexed Bond Portfolio Initial Class	$ 195,192	$ —	$ (41,238)	$ (2,496)	$ (7,738)	$ 143,720	$ —	$ —	14,825
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	43,239	—	(2,644)	(135)	(1,276)	39,184	—	—	4,076
MainStay VP MacKay International Equity Portfolio Initial Class	18,252	2,136	—	—	(2,161)	18,227	—	—	1,161
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	24,164	—	(4,777)	1,507	(2,676)	18,218	—	—	213
MainStay VP PIMCO Real Return Portfolio Initial Class	10,844	—	(807)	133	(407)	9,763	—	—	1,011
MainStay VP Small Cap Growth Portfolio Initial Class	25,875	—	(3,315)	439	(3,543)	19,456	—	—	1,254
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	29,670	28	(563)	49	705	29,889	—	—	2,093
MainStay VP Wellington Growth Portfolio Initial Class	32,678	14,837	—	—	(3,711)	43,804	—	—	1,238
MainStay VP Wellington Mid Cap Portfolio Initial Class	27,421	—	(2,245)	227	(2,361)	23,042	—	—	1,525
MainStay VP Wellington Small Cap Portfolio Initial Class	19,779	—	(3,860)	(38)	(1,178)	14,703	—	—	1,132
MainStay VP Wellington U.S. Equity Portfolio Initial Class	15,868	7,447	—	—	(829)	22,486	—	—	701
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	58,676	2,196	—	—	(7,573)	53,299	—	—	1,614
MainStay WMC Enduring Capital Fund Class R6	29,710	—	(4,510)	(1,530)	(204)	23,466	—	—	701
MainStay WMC International Research Equity Fund Class I	19,107	544	(266)	(56)	(1,233)	18,096	—	—	2,456
MainStay WMC Value Fund Class R6	39,755	—	(1,758)	(510)	319	37,806	—	—	1,190
	$ 1,070,142	$ 99,237	$ (121,339)	$ (499)	$ (53,973)	$ 993,568	$ 1,297	$ —

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 41,646	$ 131	$ (1,347)	$ 171	$ (2,530)	$ 38,071	$ 94	$ —	1,613
IQ 500 International ETF	66,165	303	(6,202)	1,293	(2,978)	58,581	—	—	1,859
IQ Candriam ESG International Equity ETF	42,174	5,072	(323)	106	(3,054)	43,975	146	—	1,591
IQ Candriam ESG U.S. Equity ETF	111,442	—	(4,949)	1,123	(8,059)	99,557	289	—	2,548
IQ Chaikin U.S. Large Cap ETF	86,938	280	(1,364)	385	(3,670)	82,569	223	—	2,368
IQ Chaikin U.S. Small Cap ETF	26,437	170	(562)	101	(1,381)	24,765	72	—	709
IQ MacKay ESG Core Plus Bond ETF	—	121	—	—	(4)	117	—(a)	—	5
MainStay Epoch Capital Growth Fund Class I	7,557	36	(31)	(2)	(913)	6,647	—	—	556
MainStay Epoch International Choice Fund Class I	53,037	336	(1,930)	503	(6,126)	45,820	—	—	1,259
MainStay MacKay Short Duration High Yield Fund Class I	62,004	16,726	(16,838)	(575)	(1,244)	60,073	717	—	6,270
MainStay U.S. Government Liquidity Fund	134,290	96,224	(63,169)	—	—	167,345	4	—	167,345
MainStay VP Bond Portfolio Initial Class	3,956	773	(4,258)	(185)	90	376	—	—	28

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	$ 62,683	$ —	$ (2,167)	$ 113	$ (4,823)	$ 55,806	$ —	$ —	5,413
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	86,516	—	(1,590)	172	(384)	84,714	—	—	4,676
MainStay VP Floating Rate Portfolio Initial Class	88,449	684	(8,620)	(81)	(1,089)	79,343	684	—	9,081
MainStay VP Indexed Bond Portfolio Initial Class	22,418	—	(19,881)	(2,157)	1,649	2,029	—	—	209
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	70,979	—	(5,868)	(311)	(2,010)	62,790	—	—	6,531
MainStay VP MacKay International Equity Portfolio Initial Class	33,156	3,870	—	—	(3,924)	33,102	—	—	2,109
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	70,532	—	(26,587)	6,795	(10,727)	40,013	—	—	467
MainStay VP PIMCO Real Return Portfolio Initial Class	17,802	10,233	(27,489)	2,090	(2,302)	334	—	—	35
MainStay VP Small Cap Growth Portfolio Initial Class	76,327	1,511	(478)	108	(8,876)	68,592	—	—	4,420
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	72,140	—	(2,076)	395	1,410	71,869	—	—	5,032
MainStay VP Wellington Growth Portfolio Initial Class	54,628	10,591	—	—	(6,361)	58,858	—	—	1,664
MainStay VP Wellington Mid Cap Portfolio Initial Class	63,656	448	(75)	(5)	(4,778)	59,246	—	—	3,920
MainStay VP Wellington Small Cap Portfolio Initial Class	56,636	455	(1,479)	(159)	(3,167)	52,286	—	—	4,026
MainStay VP Wellington U.S. Equity Portfolio Initial Class	15,711	1,793	(38)	(3)	(1,031)	16,432	—	—	512
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	119,146	3,757	—	—	(15,339)	107,564	—	—	3,258
MainStay WMC Enduring Capital Fund Class R6	62,934	649	(2,381)	(1,172)	(2,506)	57,524	—	—	1,718
MainStay WMC International Research Equity Fund Class I	51,468	56	(1,653)	(345)	(3,190)	46,336	—	—	6,290
MainStay WMC Value Fund Class R6	94,895	—	(4,407)	(1,351)	884	90,021	—	—	2,833
	$ 1,755,722	$ 154,219	$ (205,762)	$ 7,009	$ (96,433)	$ 1,614,755	$ 2,229	$ —

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 715	$ 111,612	$ (112,327)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 22,772	$ 29,256	$ (33,781)	$ —	$ —	$ 18,247	$ 1	$ —	18,247

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 7,977	$ 15,751	$ (17,604)	$ —	$ —	$ 6,124	$ —(a)	$ —	6,124

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,362	$ 24,294	$ (26,788)	$ —	$ —	$ 1,868	$ —(a)	$ —	1,868

(a)	Less than $500.

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,463	$ 155,902	$ (155,131)	$ —	$ —	$ 16,234	$ —(a)	$ —	16,234

(a)	Less than $500.